Vanguard® Total Bond Market II Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.9%)
U.S. Government Securities (49.0%)
	United States Treasury Note/Bond	0.875%	9/30/2026	387,391	376,677
	United States Treasury Note/Bond	1.625%	9/30/2026	56,188	55,049
	United States Treasury Note/Bond	3.500%	9/30/2026	398,878	398,052
	United States Treasury Note/Bond	4.625%	10/15/2026	463,886	468,162
	United States Treasury Note/Bond	1.125%	10/31/2026	647,235	629,537
	United States Treasury Note/Bond	1.625%	10/31/2026	259,731	254,039
	United States Treasury Note/Bond	4.125%	10/31/2026	781,343	784,731
	United States Treasury Note/Bond	2.000%	11/15/2026	483,511	474,370
	United States Treasury Note/Bond	4.625%	11/15/2026	620,523	626,534
[1]	United States Treasury Note/Bond	6.500%	11/15/2026	36,215	37,323
	United States Treasury Note/Bond	1.250%	11/30/2026	835,735	812,328
	United States Treasury Note/Bond	1.625%	11/30/2026	180,570	176,317
	United States Treasury Note/Bond	4.250%	11/30/2026	877,353	882,597
	United States Treasury Note/Bond	4.375%	12/15/2026	462,877	466,457
	United States Treasury Note/Bond	1.250%	12/31/2026	662,555	642,808
	United States Treasury Note/Bond	1.750%	12/31/2026	271,253	264,832
	United States Treasury Note/Bond	4.250%	12/31/2026	849,899	855,377
	United States Treasury Note/Bond	4.000%	1/15/2027	611,165	613,433
	United States Treasury Note/Bond	1.500%	1/31/2027	870,357	845,742
	United States Treasury Note/Bond	4.125%	1/31/2027	781,370	785,552
	United States Treasury Note/Bond	2.250%	2/15/2027	458,626	449,865
	United States Treasury Note/Bond	4.125%	2/15/2027	475,506	478,255
	United States Treasury Note/Bond	6.625%	2/15/2027	39,650	41,216
	United States Treasury Note/Bond	1.125%	2/28/2027	77,870	75,148
	United States Treasury Note/Bond	1.875%	2/28/2027	484,626	472,643
	United States Treasury Note/Bond	4.125%	2/28/2027	651,667	655,588
	United States Treasury Note/Bond	4.250%	3/15/2027	438,770	442,318
	United States Treasury Note/Bond	0.625%	3/31/2027	91,965	87,931
	United States Treasury Note/Bond	2.500%	3/31/2027	415,845	408,828
	United States Treasury Note/Bond	3.875%	3/31/2027	765,472	767,774
	United States Treasury Note/Bond	4.500%	4/15/2027	534,126	540,719
	United States Treasury Note/Bond	0.500%	4/30/2027	173,350	165,041
	United States Treasury Note/Bond	2.750%	4/30/2027	406,460	400,824
	United States Treasury Note/Bond	3.750%	4/30/2027	772,616	773,733
	United States Treasury Note/Bond	2.375%	5/15/2027	426,780	418,178
	United States Treasury Note/Bond	4.500%	5/15/2027	561,153	568,474
	United States Treasury Note/Bond	0.500%	5/31/2027	286,412	271,957
	United States Treasury Note/Bond	2.625%	5/31/2027	467,875	460,108
	United States Treasury Note/Bond	3.875%	5/31/2027	749,246	751,851
	United States Treasury Note/Bond	4.625%	6/15/2027	501,299	509,269
	United States Treasury Note/Bond	0.500%	6/30/2027	308,450	292,172
	United States Treasury Note/Bond	3.250%	6/30/2027	434,686	431,850
	United States Treasury Note/Bond	3.750%	6/30/2027	1,125,341	1,127,407
	United States Treasury Note/Bond	4.375%	7/15/2027	628,238	636,140
	United States Treasury Note/Bond	0.375%	7/31/2027	395,135	372,507
	United States Treasury Note/Bond	2.750%	7/31/2027	329,955	324,787
	United States Treasury Note/Bond	3.875%	7/31/2027	1,173,087	1,177,945
	United States Treasury Note/Bond	2.250%	8/15/2027	342,539	334,029
	United States Treasury Note/Bond	3.750%	8/15/2027	627,608	628,883
	United States Treasury Note/Bond	6.375%	8/15/2027	6,850	7,172
	United States Treasury Note/Bond	0.500%	8/31/2027	411,980	388,323
	United States Treasury Note/Bond	3.125%	8/31/2027	481,085	476,612
	United States Treasury Note/Bond	3.625%	8/31/2027	1,162,865	1,162,865
	United States Treasury Note/Bond	3.375%	9/15/2027	643,447	640,506
	United States Treasury Note/Bond	0.375%	9/30/2027	329,655	309,219
	United States Treasury Note/Bond	3.500%	9/30/2027	4,878,743	4,868,642
	United States Treasury Note/Bond	4.125%	9/30/2027	496,756	501,510
	United States Treasury Note/Bond	3.875%	10/15/2027	675,619	678,944
	United States Treasury Note/Bond	0.500%	10/31/2027	523,957	491,476
	United States Treasury Note/Bond	4.125%	10/31/2027	439,439	443,868
	United States Treasury Note/Bond	2.250%	11/15/2027	345,326	335,708
	United States Treasury Note/Bond	4.125%	11/15/2027	643,745	650,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United States Treasury Note/Bond	6.125%	11/15/2027	55,808	58,496
	United States Treasury Note/Bond	0.625%	11/30/2027	640,670	601,179
	United States Treasury Note/Bond	3.875%	11/30/2027	422,155	424,381
	United States Treasury Note/Bond	4.000%	12/15/2027	649,633	654,987
	United States Treasury Note/Bond	0.625%	12/31/2027	790,335	739,735
	United States Treasury Note/Bond	3.875%	12/31/2027	454,519	457,004
	United States Treasury Note/Bond	4.250%	1/15/2028	606,305	614,571
	United States Treasury Note/Bond	0.750%	1/31/2028	763,165	714,543
	United States Treasury Note/Bond	3.500%	1/31/2028	520,584	519,181
	United States Treasury Note/Bond	2.750%	2/15/2028	630,335	617,802
	United States Treasury Note/Bond	4.250%	2/15/2028	637,584	646,625
	United States Treasury Note/Bond	1.125%	2/29/2028	648,490	611,455
	United States Treasury Note/Bond	4.000%	2/29/2028	319,540	322,349
	United States Treasury Note/Bond	3.875%	3/15/2028	671,831	676,056
	United States Treasury Note/Bond	1.250%	3/31/2028	763,824	720,889
	United States Treasury Note/Bond	3.625%	3/31/2028	369,885	369,986
	United States Treasury Note/Bond	3.750%	4/15/2028	590,722	592,522
	United States Treasury Note/Bond	1.250%	4/30/2028	593,609	559,175
	United States Treasury Note/Bond	3.500%	4/30/2028	384,416	383,305
	United States Treasury Note/Bond	2.875%	5/15/2028	466,973	458,199
	United States Treasury Note/Bond	3.750%	5/15/2028	656,939	659,069
	United States Treasury Note/Bond	1.250%	5/31/2028	656,770	617,338
	United States Treasury Note/Bond	3.625%	5/31/2028	376,279	376,308
	United States Treasury Note/Bond	3.875%	6/15/2028	921,913	927,963
	United States Treasury Note/Bond	1.250%	6/30/2028	543,896	510,306
	United States Treasury Note/Bond	4.000%	6/30/2028	303,670	306,636
	United States Treasury Note/Bond	3.875%	7/15/2028	907,478	913,398
	United States Treasury Note/Bond	1.000%	7/31/2028	731,318	679,869
	United States Treasury Note/Bond	4.125%	7/31/2028	474,346	480,609
	United States Treasury Note/Bond	2.875%	8/15/2028	552,424	541,224
	United States Treasury Note/Bond	3.625%	8/15/2028	1,071,581	1,071,623
	United States Treasury Note/Bond	5.500%	8/15/2028	45,575	47,829
	United States Treasury Note/Bond	1.125%	8/31/2028	751,098	699,401
	United States Treasury Note/Bond	4.375%	8/31/2028	184,713	188,480
	United States Treasury Note/Bond	3.375%	9/15/2028	6,198,069	6,155,942
	United States Treasury Note/Bond	1.250%	9/30/2028	660,660	616,220
	United States Treasury Note/Bond	4.625%	9/30/2028	574,180	590,284
	United States Treasury Note/Bond	1.375%	10/31/2028	555,620	519,157
	United States Treasury Note/Bond	4.875%	10/31/2028	336,176	348,152
	United States Treasury Note/Bond	3.125%	11/15/2028	465,885	458,751
[1]	United States Treasury Note/Bond	5.250%	11/15/2028	76,342	79,730
	United States Treasury Note/Bond	1.500%	11/30/2028	597,575	559,480
	United States Treasury Note/Bond	4.375%	11/30/2028	407,768	416,592
	United States Treasury Note/Bond	1.375%	12/31/2028	594,900	553,815
	United States Treasury Note/Bond	3.750%	12/31/2028	483,626	485,175
	United States Treasury Note/Bond	1.750%	1/31/2029	559,690	526,502
	United States Treasury Note/Bond	4.000%	1/31/2029	613,847	620,513
	United States Treasury Note/Bond	2.625%	2/15/2029	649,243	628,143
	United States Treasury Note/Bond	5.250%	2/15/2029	52,279	54,909
	United States Treasury Note/Bond	1.875%	2/28/2029	560,800	528,948
	United States Treasury Note/Bond	4.250%	2/28/2029	233,107	237,532
	United States Treasury Note/Bond	2.375%	3/31/2029	425,045	407,213
	United States Treasury Note/Bond	4.125%	3/31/2029	654,459	664,429
	United States Treasury Note/Bond	2.875%	4/30/2029	403,525	392,806
	United States Treasury Note/Bond	4.625%	4/30/2029	652,610	673,412
	United States Treasury Note/Bond	2.375%	5/15/2029	371,560	355,333
	United States Treasury Note/Bond	2.750%	5/31/2029	416,385	403,275
	United States Treasury Note/Bond	4.500%	5/31/2029	662,247	680,821
	United States Treasury Note/Bond	3.250%	6/30/2029	359,400	354,009
	United States Treasury Note/Bond	4.250%	6/30/2029	711,288	725,458
	United States Treasury Note/Bond	2.625%	7/31/2029	298,962	287,727
	United States Treasury Note/Bond	4.000%	7/31/2029	748,031	756,271
	United States Treasury Note/Bond	1.625%	8/15/2029	288,941	268,061
	United States Treasury Note/Bond	6.125%	8/15/2029	37,930	41,154
	United States Treasury Note/Bond	3.125%	8/31/2029	417,005	408,404
	United States Treasury Note/Bond	3.625%	8/31/2029	723,239	721,487
	United States Treasury Note/Bond	3.500%	9/30/2029	798,127	792,578
	United States Treasury Note/Bond	3.875%	9/30/2029	439,284	442,304
	United States Treasury Note/Bond	4.000%	10/31/2029	470,184	475,474
	United States Treasury Note/Bond	4.125%	10/31/2029	807,806	820,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	11/15/2029	34,710	32,194
	United States Treasury Note/Bond	3.875%	11/30/2029	439,984	442,802
	United States Treasury Note/Bond	4.125%	11/30/2029	833,402	846,815
	United States Treasury Note/Bond	3.875%	12/31/2029	417,725	420,368
	United States Treasury Note/Bond	4.375%	12/31/2029	724,753	743,552
	United States Treasury Note/Bond	3.500%	1/31/2030	358,635	355,609
	United States Treasury Note/Bond	4.250%	1/31/2030	818,260	835,648
	United States Treasury Note/Bond	1.500%	2/15/2030	618,598	564,035
	United States Treasury Note/Bond	4.000%	2/28/2030	1,124,048	1,137,133
	United States Treasury Note/Bond	3.625%	3/31/2030	351,616	350,160
	United States Treasury Note/Bond	4.000%	3/31/2030	814,555	823,910
	United States Treasury Note/Bond	3.500%	4/30/2030	278,695	275,995
	United States Treasury Note/Bond	3.875%	4/30/2030	749,214	754,013
	United States Treasury Note/Bond	0.625%	5/15/2030	737,702	641,167
[1]	United States Treasury Note/Bond	6.250%	5/15/2030	164,435	181,585
	United States Treasury Note/Bond	3.750%	5/31/2030	339,453	339,665
	United States Treasury Note/Bond	4.000%	5/31/2030	740,111	748,842
	United States Treasury Note/Bond	3.750%	6/30/2030	286,120	286,232
	United States Treasury Note/Bond	3.875%	6/30/2030	1,079,685	1,086,348
	United States Treasury Note/Bond	3.875%	7/31/2030	981,277	987,180
	United States Treasury Note/Bond	4.000%	7/31/2030	285,475	288,687
[2]	United States Treasury Note/Bond	0.625%	8/15/2030	1,028,646	886,766
	United States Treasury Note/Bond	3.625%	8/31/2030	994,888	989,797
	United States Treasury Note/Bond	4.125%	8/31/2030	380,402	386,747
	United States Treasury Note/Bond	3.625%	9/30/2030	4,374,679	4,352,122
	United States Treasury Note/Bond	4.625%	9/30/2030	306,260	318,331
	United States Treasury Note/Bond	4.875%	10/31/2030	403,805	424,468
	United States Treasury Note/Bond	0.875%	11/15/2030	1,087,583	942,883
	United States Treasury Note/Bond	4.375%	11/30/2030	332,290	341,662
	United States Treasury Note/Bond	3.750%	12/31/2030	431,810	431,371
	United States Treasury Note/Bond	4.000%	1/31/2031	452,333	457,033
	United States Treasury Note/Bond	1.125%	2/15/2031	859,682	751,214
	United States Treasury Note/Bond	5.375%	2/15/2031	13,675	14,696
	United States Treasury Note/Bond	4.250%	2/28/2031	410,702	419,943
	United States Treasury Note/Bond	4.125%	3/31/2031	468,475	476,051
	United States Treasury Note/Bond	4.625%	4/30/2031	488,198	508,222
	United States Treasury Note/Bond	1.625%	5/15/2031	1,028,824	915,935
	United States Treasury Note/Bond	4.625%	5/31/2031	466,952	486,050
	United States Treasury Note/Bond	4.250%	6/30/2031	468,903	479,179
	United States Treasury Note/Bond	4.125%	7/31/2031	497,876	505,461
	United States Treasury Note/Bond	1.250%	8/15/2031	1,263,758	1,093,052
	United States Treasury Note/Bond	3.750%	8/31/2031	255,848	254,649
	United States Treasury Note/Bond	3.625%	9/30/2031	471,747	466,219
	United States Treasury Note/Bond	4.125%	10/31/2031	441,190	447,670
	United States Treasury Note/Bond	1.375%	11/15/2031	1,072,666	928,443
	United States Treasury Note/Bond	4.125%	11/30/2031	465,618	472,275
	United States Treasury Note/Bond	4.500%	12/31/2031	366,660	379,378
	United States Treasury Note/Bond	4.375%	1/31/2032	465,356	478,262
	United States Treasury Note/Bond	1.875%	2/15/2032	991,892	879,994
	United States Treasury Note/Bond	4.125%	2/29/2032	413,060	418,659
	United States Treasury Note/Bond	4.125%	3/31/2032	488,256	494,779
	United States Treasury Note/Bond	4.000%	4/30/2032	523,543	526,672
	United States Treasury Note/Bond	2.875%	5/15/2032	994,357	934,812
	United States Treasury Note/Bond	4.125%	5/31/2032	744,671	754,212
	United States Treasury Note/Bond	4.000%	6/30/2032	851,319	855,842
	United States Treasury Note/Bond	4.000%	7/31/2032	621,875	624,887
	United States Treasury Note/Bond	2.750%	8/15/2032	938,594	872,526
	United States Treasury Note/Bond	3.875%	8/31/2032	768,517	766,386
	United States Treasury Note/Bond	3.875%	9/30/2032	3,131,262	3,120,988
	United States Treasury Note/Bond	4.125%	11/15/2032	1,003,493	1,015,056
	United States Treasury Note/Bond	3.500%	2/15/2033	941,999	914,549
	United States Treasury Note/Bond	3.375%	5/15/2033	793,091	761,770
	United States Treasury Note/Bond	3.875%	8/15/2033	1,048,500	1,039,981
	United States Treasury Note/Bond	4.500%	11/15/2033	966,933	999,793
	United States Treasury Note/Bond	4.000%	2/15/2034	1,213,266	1,210,233
	United States Treasury Note/Bond	4.375%	5/15/2034	1,158,840	1,185,729
	United States Treasury Note/Bond	3.875%	8/15/2034	1,147,145	1,129,669
	United States Treasury Note/Bond	4.250%	11/15/2034	1,148,502	1,161,647
	United States Treasury Note/Bond	4.625%	2/15/2035	1,228,548	1,276,923
	United States Treasury Note/Bond	4.250%	5/15/2035	1,431,751	1,445,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.250%	8/15/2035	1,843,695	1,858,747
	United States Treasury Note/Bond	4.375%	2/15/2038	48,075	48,452
	United States Treasury Note/Bond	4.500%	5/15/2038	29,589	30,203
	United States Treasury Note/Bond	3.500%	2/15/2039	123,194	112,612
	United States Treasury Note/Bond	4.250%	5/15/2039	172,867	170,119
	United States Treasury Note/Bond	4.500%	8/15/2039	150,656	151,686
	United States Treasury Note/Bond	4.375%	11/15/2039	210,905	209,117
	United States Treasury Note/Bond	4.625%	2/15/2040	209,805	213,419
	United States Treasury Note/Bond	1.125%	5/15/2040	524,215	333,532
	United States Treasury Note/Bond	4.375%	5/15/2040	167,346	165,522
	United States Treasury Note/Bond	1.125%	8/15/2040	628,211	395,650
	United States Treasury Note/Bond	3.875%	8/15/2040	140,325	130,727
	United States Treasury Note/Bond	1.375%	11/15/2040	704,330	459,108
[1]	United States Treasury Note/Bond	4.250%	11/15/2040	191,854	186,398
	United States Treasury Note/Bond	1.875%	2/15/2041	856,851	601,904
	United States Treasury Note/Bond	4.750%	2/15/2041	195,722	200,707
	United States Treasury Note/Bond	2.250%	5/15/2041	651,869	482,612
	United States Treasury Note/Bond	4.375%	5/15/2041	64,728	63,552
	United States Treasury Note/Bond	1.750%	8/15/2041	870,649	590,409
	United States Treasury Note/Bond	3.750%	8/15/2041	145,310	131,960
	United States Treasury Note/Bond	2.000%	11/15/2041	734,488	515,375
	United States Treasury Note/Bond	3.125%	11/15/2041	113,056	94,124
	United States Treasury Note/Bond	2.375%	2/15/2042	591,619	438,075
	United States Treasury Note/Bond	3.125%	2/15/2042	128,742	106,760
	United States Treasury Note/Bond	3.000%	5/15/2042	143,000	115,958
	United States Treasury Note/Bond	3.250%	5/15/2042	567,721	476,908
	United States Treasury Note/Bond	2.750%	8/15/2042	172,528	134,194
	United States Treasury Note/Bond	3.375%	8/15/2042	526,879	448,691
	United States Treasury Note/Bond	2.750%	11/15/2042	243,319	188,268
	United States Treasury Note/Bond	4.000%	11/15/2042	501,961	463,941
	United States Treasury Note/Bond	3.125%	2/15/2043	204,159	166,517
	United States Treasury Note/Bond	3.875%	2/15/2043	333,295	302,361
[1]	United States Treasury Note/Bond	2.875%	5/15/2043	284,815	222,957
	United States Treasury Note/Bond	3.875%	5/15/2043	428,496	388,057
[1]	United States Treasury Note/Bond	3.625%	8/15/2043	254,652	222,094
	United States Treasury Note/Bond	4.375%	8/15/2043	433,712	418,549
	United States Treasury Note/Bond	3.750%	11/15/2043	234,806	207,840
	United States Treasury Note/Bond	4.750%	11/15/2043	527,375	532,793
	United States Treasury Note/Bond	3.625%	2/15/2044	253,494	219,916
	United States Treasury Note/Bond	4.500%	2/15/2044	455,680	445,570
	United States Treasury Note/Bond	3.375%	5/15/2044	244,400	203,797
	United States Treasury Note/Bond	4.625%	5/15/2044	356,060	353,403
[1]	United States Treasury Note/Bond	3.125%	8/15/2044	311,150	249,017
	United States Treasury Note/Bond	4.125%	8/15/2044	457,924	425,029
	United States Treasury Note/Bond	3.000%	11/15/2044	285,089	223,004
	United States Treasury Note/Bond	4.625%	11/15/2044	491,288	486,778
	United States Treasury Note/Bond	2.500%	2/15/2045	274,140	196,267
	United States Treasury Note/Bond	4.750%	2/15/2045	479,639	482,636
	United States Treasury Note/Bond	3.000%	5/15/2045	170,254	132,452
	United States Treasury Note/Bond	5.000%	5/15/2045	517,554	537,549
	United States Treasury Note/Bond	2.875%	8/15/2045	165,506	125,675
	United States Treasury Note/Bond	4.875%	8/15/2045	1,025,811	1,048,771
	United States Treasury Note/Bond	3.000%	11/15/2045	132,327	102,326
	United States Treasury Note/Bond	2.500%	2/15/2046	367,758	259,341
	United States Treasury Note/Bond	2.500%	5/15/2046	413,878	290,765
	United States Treasury Note/Bond	2.250%	8/15/2046	405,843	270,504
	United States Treasury Note/Bond	2.875%	11/15/2046	169,675	126,944
	United States Treasury Note/Bond	3.000%	2/15/2047	343,279	261,858
	United States Treasury Note/Bond	3.000%	5/15/2047	293,251	223,134
	United States Treasury Note/Bond	2.750%	8/15/2047	404,418	292,934
	United States Treasury Note/Bond	2.750%	11/15/2047	402,824	291,056
	United States Treasury Note/Bond	3.000%	2/15/2048	484,371	365,624
	United States Treasury Note/Bond	3.125%	5/15/2048	517,644	398,889
	United States Treasury Note/Bond	3.000%	8/15/2048	570,462	428,671
	United States Treasury Note/Bond	3.375%	11/15/2048	599,303	481,222
	United States Treasury Note/Bond	3.000%	2/15/2049	606,784	454,235
	United States Treasury Note/Bond	2.875%	5/15/2049	611,242	445,753
	United States Treasury Note/Bond	2.250%	8/15/2049	596,149	380,301
	United States Treasury Note/Bond	2.375%	11/15/2049	562,536	367,868
	United States Treasury Note/Bond	2.000%	2/15/2050	632,664	378,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.250%	5/15/2050	594,411	291,470
	United States Treasury Note/Bond	1.375%	8/15/2050	731,565	367,640
	United States Treasury Note/Bond	1.625%	11/15/2050	777,010	416,702
	United States Treasury Note/Bond	1.875%	2/15/2051	891,415	508,942
	United States Treasury Note/Bond	2.375%	5/15/2051	911,161	585,955
	United States Treasury Note/Bond	2.000%	8/15/2051	944,652	553,212
	United States Treasury Note/Bond	1.875%	11/15/2051	756,835	428,055
	United States Treasury Note/Bond	2.250%	2/15/2052	727,318	450,966
	United States Treasury Note/Bond	2.875%	5/15/2052	761,161	543,041
	United States Treasury Note/Bond	3.000%	8/15/2052	749,222	547,869
	United States Treasury Note/Bond	4.000%	11/15/2052	666,969	590,085
	United States Treasury Note/Bond	3.625%	2/15/2053	540,834	447,012
	United States Treasury Note/Bond	3.625%	5/15/2053	622,733	514,217
	United States Treasury Note/Bond	4.125%	8/15/2053	613,824	554,768
	United States Treasury Note/Bond	4.750%	11/15/2053	515,064	515,829
	United States Treasury Note/Bond	4.250%	2/15/2054	702,801	648,718
	United States Treasury Note/Bond	4.625%	5/15/2054	537,398	527,994
	United States Treasury Note/Bond	4.250%	8/15/2054	731,521	675,428
	United States Treasury Note/Bond	4.500%	11/15/2054	1,022,336	984,358
	United States Treasury Note/Bond	4.625%	2/15/2055	51,315	50,437
	United States Treasury Note/Bond	4.750%	5/15/2055	804,260	806,773
	United States Treasury Note/Bond	4.750%	8/15/2055	1,631,694	1,637,558
					166,000,331
Agency Bonds and Notes (0.4%)
[3,4]	AID-Israel	5.500%	9/18/2033	5,150	5,534
	Federal Farm Credit Banks	3.875%	10/16/2026	2,780	2,785
	Federal Farm Credit Banks	4.125%	1/25/2027	12,000	12,068
	Federal Farm Credit Banks	4.500%	3/26/2027	17,580	17,787
	Federal Farm Credit Banks	4.750%	5/6/2027	10,345	10,515
	Federal Farm Credit Banks	4.500%	5/20/2027	14,287	14,471
	Federal Farm Credit Banks	4.000%	8/6/2027	1,411	1,419
	Federal Farm Credit Banks	3.750%	8/16/2027	1,388	1,390
	Federal Farm Credit Banks	4.625%	11/15/2027	4,500	4,589
	Federal Farm Credit Banks	4.250%	1/14/2028	9,260	9,381
	Federal Farm Credit Banks	4.250%	2/24/2028	9,131	9,253
	Federal Farm Credit Banks	4.500%	6/7/2028	7,000	7,149
	Federal Farm Credit Banks	4.500%	9/22/2028	500	512
	Federal Farm Credit Banks	4.250%	12/15/2028	5,657	5,755
	Federal Farm Credit Banks	4.125%	3/20/2029	7,000	7,094
	Federal Farm Credit Banks	4.750%	4/30/2029	6,827	7,063
	Federal Farm Credit Banks	3.500%	9/10/2029	4,475	4,438
	Federal Farm Credit Banks	4.000%	4/1/2030	8,500	8,577
	Federal Home Loan Banks	4.000%	10/9/2026	35,000	35,108
	Federal Home Loan Banks	4.625%	11/17/2026	42,875	43,313
	Federal Home Loan Banks	1.250%	12/21/2026	67,100	65,177
	Federal Home Loan Banks	4.125%	1/15/2027	13,175	13,253
	Federal Home Loan Banks	4.000%	3/10/2027	37,475	37,642
	Federal Home Loan Banks	4.500%	3/12/2027	5,100	5,158
	Federal Home Loan Banks	4.750%	4/9/2027	22,000	22,346
	Federal Home Loan Banks	3.875%	6/4/2027	11,045	11,083
	Federal Home Loan Banks	3.500%	9/9/2027	20,065	20,017
	Federal Home Loan Banks	3.250%	6/9/2028	19,510	19,292
	Federal Home Loan Banks	4.000%	6/30/2028	27,675	27,918
	Federal Home Loan Banks	3.250%	11/16/2028	62,745	62,101
	Federal Home Loan Banks	4.750%	12/8/2028	2,220	2,291
	Federal Home Loan Banks	4.625%	6/8/2029	16,530	17,041
	Federal Home Loan Banks	4.750%	3/10/2034	16,295	16,893
	Federal Home Loan Banks	5.500%	7/15/2036	21,150	23,210
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,573	17,306
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	45,401	51,921
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	60,678	68,801
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	98,290	92,829
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	43,526	47,256
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	17,956	20,358
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	44,920	51,596
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	121,835	106,403
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	55,935	63,255
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,396	3,750
[5]	Federal National Mortgage Assn.	6.210%	8/6/2038	300	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Private Export Funding Corp.	3.900%	10/15/2027	4,150	4,143
[3]	Private Export Funding Corp.	1.400%	7/15/2028	9,375	8,734
[3]	Private Export Funding Corp.	4.300%	12/15/2028	4,875	4,915
[3]	Private Export Funding Corp.	3.650%	3/15/2030	4,150	4,077
[3]	Private Export Funding Corp.	4.600%	2/15/2034	4,600	4,630
[3]	Tennessee Valley Authority	2.875%	2/1/2027	25,750	25,450
	Tennessee Valley Authority	3.875%	3/15/2028	16,000	16,050
	Tennessee Valley Authority	7.125%	5/1/2030	9,625	10,925
	Tennessee Valley Authority	3.875%	8/1/2030	9,681	9,683
	Tennessee Valley Authority	1.500%	9/15/2031	13,700	11,881
[3]	Tennessee Valley Authority	4.700%	7/15/2033	6,375	6,560
	Tennessee Valley Authority	4.375%	8/1/2034	9,877	9,882
	Tennessee Valley Authority	4.875%	5/15/2035	13,253	13,713
	Tennessee Valley Authority	4.650%	6/15/2035	6,000	6,099
	Tennessee Valley Authority	5.880%	4/1/2036	12,795	14,296
	Tennessee Valley Authority	6.150%	1/15/2038	665	758
	Tennessee Valley Authority	5.500%	6/15/2038	1,436	1,547
	Tennessee Valley Authority	5.250%	9/15/2039	22,828	23,940
	Tennessee Valley Authority	3.500%	12/15/2042	1,820	1,508
	Tennessee Valley Authority	4.875%	1/15/2048	14,320	13,769
	Tennessee Valley Authority	4.250%	9/15/2052	10,475	8,977
	Tennessee Valley Authority	5.250%	2/1/2055	12,000	11,986
	Tennessee Valley Authority	5.375%	4/1/2056	17,860	18,151
	Tennessee Valley Authority	4.625%	9/15/2060	8,838	7,922
	Tennessee Valley Authority	4.250%	9/15/2065	8,050	6,656
					1,321,699
Conventional Mortgage-Backed Securities (19.5%)
[3,5]	Fannie Mae Pool	6.500%	9/1/2032	18	19
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	7,012	6,780
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	109,092	105,708
[3,5]	Freddie Mac Gold Pool	3.000%	10/1/2026–2/1/2048	459,013	425,654
[3,5]	Freddie Mac Gold Pool	3.500%	10/1/2025–3/1/2049	541,677	510,345
[3,5]	Freddie Mac Gold Pool	4.000%	10/1/2025–2/1/2049	347,601	336,359
[3,5]	Freddie Mac Gold Pool	4.500%	3/1/2026–1/1/2049	148,824	148,231
[3,5]	Freddie Mac Gold Pool	5.000%	10/1/2025–11/1/2048	49,272	50,156
[3,5]	Freddie Mac Gold Pool	5.500%	10/1/2025–6/1/2041	33,086	34,365
[3,5]	Freddie Mac Gold Pool	6.000%	9/1/2027–5/1/2040	13,259	13,998
[3,5]	Freddie Mac Gold Pool	7.000%	3/1/2026–12/1/2038	1,391	1,471
[3,5]	Freddie Mac Gold Pool	7.500%	4/1/2027–2/1/2032	6	6
[3,5]	Freddie Mac Gold Pool	8.000%	1/1/2027–11/1/2031	11	11
[3]	Ginnie Mae I Pool	3.000%	1/15/2026–3/15/2045	30,552	27,999
[3]	Ginnie Mae I Pool	3.500%	11/15/2025–5/15/2048	39,656	37,311
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–5/15/2047	45,850	44,364
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	37,961	37,825
[3]	Ginnie Mae I Pool	5.000%	12/15/2032–5/15/2041	20,541	20,875
[3]	Ginnie Mae I Pool	5.500%	9/15/2040–2/15/2041	38	39
[3]	Ginnie Mae I Pool	6.000%	12/15/2029–6/15/2041	663	687
[3]	Ginnie Mae I Pool	6.500%	3/15/2028–8/15/2039	2,396	2,501
[3]	Ginnie Mae I Pool	7.000%	7/15/2027–9/15/2036	84	88
[3]	Ginnie Mae I Pool	8.000%	1/15/2027	1	1
[3]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	44,643	35,409
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–10/15/2055	1,975,402	1,635,222
[3,6]	Ginnie Mae II Pool	2.500%	6/20/2027–10/15/2055	1,967,422	1,695,824
[3,6]	Ginnie Mae II Pool	3.000%	10/20/2026–10/15/2055	1,950,564	1,753,770
[3,6]	Ginnie Mae II Pool	3.500%	10/20/2025–10/15/2055	1,583,376	1,467,551
[3,6]	Ginnie Mae II Pool	4.000%	2/20/2026–10/15/2055	1,175,675	1,122,511
[3,6]	Ginnie Mae II Pool	4.500%	8/20/2033–10/15/2055	1,503,301	1,468,132
[1,3,6]	Ginnie Mae II Pool	5.000%	12/20/2032–11/15/2055	2,095,630	2,092,797
[3,6]	Ginnie Mae II Pool	5.500%	10/20/2048–10/15/2055	2,588,363	2,614,153
[3,6]	Ginnie Mae II Pool	6.000%	9/20/2033–10/15/2055	1,655,882	1,689,857
[3,6]	Ginnie Mae II Pool	6.500%	10/20/2028–10/15/2055	602,374	621,682
[3]	Ginnie Mae II Pool	7.000%	8/20/2034–9/20/2054	90,916	93,866
[3]	Ginnie Mae II Pool	7.500%	12/20/2053–2/20/2054	5,408	5,556
[3,5]	UMBS Pool	1.500%	7/1/2035–4/1/2052	2,380,589	1,956,731
[3,5,6]	UMBS Pool	2.000%	11/1/2027–11/25/2055	10,981,759	9,149,655
[3,5,6]	UMBS Pool	2.500%	11/1/2026–11/25/2055	7,685,057	6,628,201
[3,5,6]	UMBS Pool	3.000%	11/1/2025–11/25/2055	4,713,768	4,242,111
[3,5,6]	UMBS Pool	3.500%	10/1/2025–11/25/2055	2,975,343	2,770,039
[3,5,6]	UMBS Pool	4.000%	10/1/2025–10/25/2055	2,658,259	2,540,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	UMBS Pool	4.500%	3/1/2026–11/25/2055	2,435,053	2,387,225
[3,5,6]	UMBS Pool	5.000%	12/1/2025–11/25/2055	3,828,431	3,824,884
[3,5,6]	UMBS Pool	5.500%	11/1/2025–10/25/2055	5,543,721	5,622,646
[3,5,6]	UMBS Pool	6.000%	1/1/2026–10/25/2055	5,502,131	5,652,526
[3,5,6]	UMBS Pool	6.500%	11/1/2052–10/25/2055	2,441,453	2,539,254
[3,5]	UMBS Pool	7.000%	8/1/2027–4/1/2055	443,127	464,519
[3,5]	UMBS Pool	7.500%	7/1/2030–1/1/2054	19,984	21,212
[3,5]	UMBS Pool	8.000%	12/1/2029	3	3
					65,900,564
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	25	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/2041	106	108
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.243%	9/1/2037	278	284
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.166%	7/1/2036	53	54
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	58	60
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/2043	451	465
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.272%	10/1/2037	104	107
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/2043	160	164
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.309%	9/1/2043	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.283%	7/1/2043	366	378
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.472%	11/1/2033	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/2042	196	204
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.567%	6/1/2043	114	118
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	25	26
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	35	36
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/2036	16	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.646%	6.395%	8/1/2035	72	75
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.536%	6/1/2042	187	194
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.543%	10/1/2042	112	117
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	21	22
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	305	316
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	37	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.765%	10/1/2039	85	88
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	8	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	42	44
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.535%	12/1/2040	59	62
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	19	20
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.921%	10/1/2042	149	155
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.657%	4/1/2036	28	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/2039	18	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.461%	7/1/2035	77	80
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.715%	6.533%	8/1/2039	278	288
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.777%	9/1/2034	22	23
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.738%	6.753%	9/1/2043	233	243
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/2033	8	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.725%	5/1/2042	112	117
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	302	315
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.748%	5/1/2035	30	31
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	62	65
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.712%	2/1/2036	37	38
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.786%	6.643%	7/1/2042	222	231
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.695%	5/1/2042	49	51
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.751%	3/1/2042	210	219
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.592%	8/1/2042	375	391
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/2042	221	231
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.647%	2/1/2042	435	452
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.801%	6.649%	11/1/2039	91	94
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/2041	243	252
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/2033–11/1/2039	84	87
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	51	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/2040	80	83
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	72	75
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/2042	37	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/2041	136	141
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/2040	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	19	20
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	118	123
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.665%	12/1/2041	163	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/2040–2/1/2041	229	237
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.699%	3/1/2041	102	106
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	83	87
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	32	34
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.524%	9/1/2040	62	64
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	125	130
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	167	174
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.832%	6.522%	2/1/2042	181	188
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	31	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	38	40
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/2039	116	121
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	96	100
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.678%	11/1/2034	82	85
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	72	75
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.888%	10/1/2036	61	63
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/2037	164	165
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	77	79
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	15	15
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	20	20
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.608%	11/1/2036	19	19
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.665%	11/1/2034	102	104
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/2036	94	96
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.461%	6.478%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.459%	3/1/2037	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	36	37
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	27	28
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.140%	11/1/2043	185	191
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/2037	84	86
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	26	27
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.627%	2/1/2037	15	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/2035	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	16	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/2036	44	46
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	129	134
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/2041	207	215
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	16	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.775%	6/1/2037	61	63
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.870%	2/1/2042	45	46
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.841%	7.136%	3/1/2042	32	33
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	48	50
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	90	94
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	40	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.799%	1/1/2041	151	157
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.845%	5/1/2040	24	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.888%	6.958%	8/1/2037	44	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	39	41
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.123%	9/1/2040	55	58
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	20	20
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.747%	11/1/2040	96	100
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	49	51
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/2041	58	60
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	34	36
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.870%	3/1/2037	38	39
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	19	19
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	6/1/2037	67	68
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.410%	1/1/2037	73	75
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/2041–8/20/2041	757	776
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2043	1,352	1,380
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–6/20/2043	2,687	2,750
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/2038–12/20/2040	166	170
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	109	112
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	22	22
					16,526
Total U.S. Government and Agency Obligations (Cost $243,897,980)					233,239,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/2026	3	3
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/2027	550	549
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/2027	1,485	1,486
[3]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/2028	2,125	2,134
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/2028	2,271	2,291
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,010	1,028
[3]	Ally Auto Receivables Trust Series 2024-1	5.080%	12/15/2028	6,748	6,792
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,500	2,540
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/2029	2,000	2,005
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	920	923
[3]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/2027	10,700	10,703
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	16,575	16,665
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	4,800	4,908
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	6,800	6,889
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	6,820	7,053
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,840
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	10,100	10,539
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	11,550	11,720
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	8,500	8,581
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	7,500	7,647
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,000	7,075
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,500	8,681
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	774	766
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	1,452	1,456
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,250	1,274
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,043
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	12,225	12,286
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	15,000	15,254
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,400	2,427
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/2048	162	162
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	5,950	5,884
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	7,000	6,907
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	3,500	3,413
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	3,376	3,324
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	9,658	9,532
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	9,929	9,729
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,268	11,061
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	4,965	4,885
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	5,225	5,110
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	5,925	5,760
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,000	956
[3]	BANK Series 2017-BNK8	4.227%	11/15/2050	2,800	2,334
[3]	BANK Series 2017-BNK9	3.279%	11/15/2054	2,691	2,634
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	6,150	6,030
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	633	630
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	4,375	4,318
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	1,650	1,604
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	4,275	4,251
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,200	6,180
[3]	BANK Series 2018-BNK12	4.473%	5/15/2061	1,650	1,619
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	2,227	2,210
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	6,200	6,180
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,990	1,973
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,986	1,970
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	2,425	2,418
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	2,600	2,524
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	9,060	9,057
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,850	6,766
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	5,070	4,964
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	2,125	2,053
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	2,925	2,801
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,050	1,934
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	3,415	3,226
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	7,785	7,298
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	2,570	2,415
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	3,275	3,039
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	3,645	3,439
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	8,290	7,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	3,125	2,926
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	15,788	14,866
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	2,900	2,708
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	4,035	3,723
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	2,970	2,721
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	7,635	6,959
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	2,410	2,155
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	6,675	5,921
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	1,950	1,712
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	1,950	1,727
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	5,075	4,428
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	3,425	2,999
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	415	357
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	2,425	2,138
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,425	1,234
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	4,200	3,816
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,971	8,971
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	7,875	6,911
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,700	4,155
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	6,800	6,065
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,100	1,840
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	6,825	6,072
[3]	BANK Series 2022-BNK40	3.504%	3/15/2064	2,650	2,469
[3]	BANK Series 2022-BNK41	3.916%	4/15/2065	2,550	2,427
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	9,375	9,190
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	1,950	1,914
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	6,575	6,935
[3]	BANK Series 2023-5YR2	7.379%	7/15/2056	2,200	2,331
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,300	3,505
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	3,450	3,704
[3]	BANK Series 2023-5YR3	7.559%	9/15/2056	1,650	1,738
[3]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,141
[3]	BANK Series 2023-5YR4	7.274%	12/15/2056	600	641
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,225	3,306
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	1,825	1,869
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	6,600	7,009
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,525	1,636
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,510	5,735
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,085	10,733
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	7,000	7,124
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,900	5,963
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	10,058
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,500	3,709
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/2050	403	399
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	7,560	7,491
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	2,800	2,758
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	37,200	39,290
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	19,500	20,715
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	17,550	17,075
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	12,610	11,904
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,050	970
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	6,750	6,416
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	6,638	6,246
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	7,220	7,215
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	10,625	10,481
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	2,900	2,823
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	10,125	10,131
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	6,080	5,633
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	1,600	1,460
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	1,750	1,561
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	5,790	5,111
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,205	1,058
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,175	6,422
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	2,550	2,254
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,075	941
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	4,300	3,836
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	10,600	9,578
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,063
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/2056	250	268
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,225	3,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,075	1,124
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,200	2,310
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	875	920
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	6,650	7,156
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	3,550	3,812
[3]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/2056	1,100	1,166
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	4,400	4,946
[3]	BBCMS Mortgage Trust Series 2023-C22	7.369%	11/15/2056	1,350	1,497
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,407
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,000	4,175
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	1,800	1,894
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,250	2,363
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	2,650	2,767
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	450	473
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	5,300	5,686
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	12,109
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	8,500	8,895
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	5,500	5,863
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	3,000	3,165
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	7,479	6,775
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	4,900	4,827
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,050	1,992
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	14,945	14,757
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	5,675	5,489
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	10,250	10,154
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	2,725	2,703
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	4,000	3,877
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	2,100	2,088
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,715
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	7,075	7,025
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	2,175	2,099
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	1,766	1,762
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	10,266	10,291
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	7,265	7,173
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	4,000	3,861
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,363	2,321
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,509	6,384
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	7,425	7,233
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	3,200	3,077
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	1,950	1,879
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	2,550	2,458
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	3,350	3,131
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	11,712	11,059
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	4,215	3,978
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	1,055	986
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	4,225	3,926
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,035	940
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	1,203	1,127
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	14,279	12,811
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,200	1,062
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	2,350	2,067
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	775	643
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	4,725	4,160
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	400	344
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	5,950	5,235
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	600	522
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	14,350	12,512
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	6,365	5,516
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,125	1,770
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	9,675	8,453
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	3,225	2,674
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	5,775	5,156
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,250	1,088
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	6,425	5,750
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,025	2,632
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	7,745	6,934
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	4,225	3,717
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	850	783
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	2,550	2,258
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	850	739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	10,550	9,424
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	2,000	1,781
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	13,550	12,066
[3]	Benchmark Mortgage Trust Series 2022-B32	3.527%	1/15/2055	3,425	3,008
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	3,350	3,101
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	2,675	2,494
[3]	Benchmark Mortgage Trust Series 2022-B35	4.591%	5/15/2055	10,000	9,790
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,300	4,227
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,300	1,289
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	10,950	11,630
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	3,525	3,732
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	4,325	4,470
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,175	2,264
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,100	1,153
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	3,520	3,722
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	2,700	2,813
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	550	575
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	8,250	8,627
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	7,250	7,592
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,200	7,411
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	3,062	3,149
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	10,530	10,962
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,507	2,612
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	10,000	10,545
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,000	2,781
[3]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/2054	3,425	3,464
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	10,675	10,992
[3]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/2054	1,500	1,531
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,300	1,365
[3]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/2056	700	742
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/2056	1,900	2,038
[3]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/2056	3,700	3,939
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,200	3,272
[3]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/2056	681	700
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	2,600	2,739
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	875	923
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	6,620	7,054
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,200	2,371
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	4,300	4,632
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,426
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	4,450	4,616
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	800	834
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	9,550	10,170
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	10,143
[3]	BMO Mortgage Trust Series 2024-5C4	7.252%	5/15/2057	5,500	5,746
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	11,255	11,886
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	5,321	5,612
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	9,015	9,592
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,700	7,101
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,645
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	9,725	10,313
[3,6]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	22,700	23,457
[3]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/2026	137	138
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/2027	1,650	1,658
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	6,013	6,034
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	3,575	3,607
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/2027	2,300	2,307
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,420	2,428
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	2,500	2,519
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	750	758
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/2028	406	405
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	890	896
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	440	447
[3]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/2029	12,250	12,394
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	5,000	5,046
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	700	713
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	5,705	5,574
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	6,160	5,791
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	6,235	5,827
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	2,675	2,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	15,250	15,014
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	24,275	22,675
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	17,325	17,368
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/16/2030	16,247	16,239
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	7,365	7,350
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/2027	703	702
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	2,625	2,615
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	1,175	1,172
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	1,151	1,155
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,300	1,311
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,300	2,318
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,050
[3]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/2027	820	815
[3]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/2026	141	141
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	2,150	2,130
[3]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/2027	332	331
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	1,225	1,222
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	2,054	2,058
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	1,725	1,737
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	2,666	2,678
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,300	1,315
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	2,173	2,189
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	1,760	1,792
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	1,311	1,329
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	1,750	1,807
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	2,200	2,216
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	800	813
[3]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/2029	5,500	5,579
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,369
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	5,650	5,716
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,100	4,140
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,624
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	6,800	6,903
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	2,500	2,560
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,200	1,213
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	600	611
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,000	3,024
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,000	2,027
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	1,100	1,113
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,000	1,016
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,140	2,139
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	445	440
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,500	1,510
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,269
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	750	756
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	659
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,000	4,036
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,500	2,542
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,690	3,682
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	765	749
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	5,650	5,508
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	5,000	4,864
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	14,170	13,755
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	3,706	3,275
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	4,400	4,345
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,919
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/2050	3,500	3,438
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/2050	963	955
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	4,715	4,624
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	2,825	2,750
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	341	340
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	12,700	12,608
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	2,863	2,675
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	8,460	7,829
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/2048	3,228	3,220
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	5,050	5,027
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	3,600	3,575
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/2049	9,700	9,570
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,400	3,354
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	9,900	9,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	1,950	1,916
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/2028	7,520	7,611
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	6,640	6,846
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/15/2029	11,550	11,659
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	6,200	6,337
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	35,000	35,225
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	4,880	5,386
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	10,700	10,704
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/2027	1,450	1,453
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	8,475	8,563
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	4,900	4,983
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	1,622	1,557
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	483	475
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/2049	44	44
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/2049	3,950	3,920
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	2,500	2,465
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/2049	124	124
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	9,615	9,554
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/2049	10,750	10,702
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	1,525	1,509
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	2,350	2,319
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	1,456	1,425
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	8,254	8,116
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	1,575	1,523
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	1,300	1,276
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	6,642	6,561
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	15,475	15,317
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	4,661	4,620
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	1,190	1,184
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	1,900	1,887
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,061	1,954
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	11,210	10,487
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	12,380	11,584
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	10,880	10,062
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,100	1,896
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/2054	5,600	5,582
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/2028	499	495
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	639	637
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,200	1,187
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	298	297
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	575	574
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	1,167	1,174
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	2,395	2,411
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	625	633
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	3,853	3,911
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	900	924
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	2,550	2,572
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,000	1,020
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	2,500	2,540
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,572
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,400	1,409
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	2,750	2,790
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	2,500	2,520
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,000	2,026
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	490	464
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	350	175
[3]	COMM Mortgage Trust Series 2014-CR14	3.792%	2/10/2047	903	876
[3]	COMM Mortgage Trust Series 2014-CR15	4.017%	2/10/2047	434	424
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/2048	556	555
[3]	COMM Mortgage Trust Series 2015-CR27	4.337%	10/10/2048	800	781
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/2048	3,642	3,637
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/2049	8,624	8,607
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	184	182
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	1,450	1,421
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	2,500	2,470
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,620	6,522
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	34,465	32,568
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	2,408	2,239
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/2050	1,091	1,081
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.958%	4/15/2050	1,525	1,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/2048	64	64
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.955%	8/15/2048	1,625	1,519
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	8,375	8,294
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	7,800	7,635
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/2050	4,175	4,059
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	5,925	5,738
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	12,600	12,502
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	5,950	5,919
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	15,450	15,267
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	12,500	12,060
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	12,575	11,539
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,100	1,861
[3]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/2030	624	624
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	5,044	5,090
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,773
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	5,872	5,856
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/2049	2,600	2,577
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/2049	6,575	6,496
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	5,975	5,867
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	1,600	1,539
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	6,973	6,222
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/2028	8,250	8,029
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/2027	12,625	12,629
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/2028	17,200	17,219
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	17,550	17,662
[3]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/2029	836	835
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	920	921
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,000	2,014
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	1,536	1,517
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	1,025	1,019
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	972	972
[3]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/2027	98	99
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	1,150	1,166
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	422	425
[3]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/2027	175	176
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	850	864
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/2028	253	253
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	450	458
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	1,034	1,041
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	3,000	3,016
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	2,500	2,515
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	460	461
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	2,100	2,105
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	1,548	1,530
[3,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/2025	826	823
[3,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/2026	1,550	1,539
[3,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/2026	1,803	1,789
[3,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/2026	6,196	6,136
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	2,945	2,911
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	1,421	1,404
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	11,368	11,230
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	6,588	6,494
[3,5]	Fannie Mae-Aces Series 2016-M12	2.515%	9/25/2026	7,843	7,727
[3,5]	Fannie Mae-Aces Series 2016-M13	2.609%	9/25/2026	6,424	6,337
[3,5]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/2026	6,742	6,625
[3,5]	Fannie Mae-Aces Series 2017-M2	2.982%	2/25/2027	3,458	3,408
[3,5]	Fannie Mae-Aces Series 2017-M3	2.556%	12/25/2026	7,646	7,508
[3,5]	Fannie Mae-Aces Series 2017-M4	2.659%	12/25/2026	6,404	6,291
[3,5]	Fannie Mae-Aces Series 2017-M5	3.109%	4/25/2029	703	682
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	7,057	6,964
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	14,982	14,764
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	4,237	4,066
[3,5]	Fannie Mae-Aces Series 2017-M12	3.163%	6/25/2027	7,345	7,226
[3,5]	Fannie Mae-Aces Series 2017-M14	2.904%	11/25/2027	2,961	2,890
[3,5]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	80	79
[3,5]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/2027	9,515	9,377
[3,5]	Fannie Mae-Aces Series 2018-M1	3.085%	12/25/2027	418	409
[3,5]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/2028	17,805	17,403
[3,5]	Fannie Mae-Aces Series 2018-M3	3.160%	2/25/2030	2,141	2,060
[3,5]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/2028	5,196	5,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/2028	3,620	3,551
[3,5]	Fannie Mae-Aces Series 2018-M8	3.421%	6/25/2028	3,534	3,482
[3,5]	Fannie Mae-Aces Series 2018-M10	3.466%	7/25/2028	2,782	2,743
[3,5]	Fannie Mae-Aces Series 2018-M12	3.747%	8/25/2030	15,800	15,486
[3,5]	Fannie Mae-Aces Series 2018-M13	3.875%	9/25/2030	5,174	5,109
[3,5]	Fannie Mae-Aces Series 2018-M14	3.697%	8/25/2028	8,221	8,118
[3,5]	Fannie Mae-Aces Series 2019-M1	3.661%	9/25/2028	9,619	9,499
[3,5]	Fannie Mae-Aces Series 2019-M2	3.743%	11/25/2028	11,858	11,680
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	8,398	8,168
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	54,034	52,822
[3,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/2029	1,000	971
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	8,464	8,184
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	11,693	11,313
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	23,844	22,896
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9,948	9,423
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	6,452	5,907
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	7,021	6,512
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	13,410	12,680
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	6,817	6,384
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	4,575	4,454
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	19,090	17,851
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	4,943	4,587
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	6,912	6,259
[3,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/2029	800	721
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	13,625	12,091
[3,5]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/2031	48,511	44,227
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	63,300	55,644
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	9,617	8,630
[3,5]	Fannie Mae-Aces Series 2020-M52	1.363%	10/25/2030	10,630	9,338
[3,5]	Fannie Mae-Aces Series 2020-M53	1.740%	11/25/2032	20,000	16,924
[3,5]	Fannie Mae-Aces Series 2021-M1	1.432%	11/25/2030	9,985	8,727
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/2030	2,575	2,258
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/2031	12,050	10,451
[3,5]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/2031	47,775	41,653
[3,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/2031	16,650	14,426
[3,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/2031	2,490	2,180
[3,5]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/2033	2,200	1,821
[3,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/2031	14,425	12,518
[3,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/2031	16,650	14,353
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/2031	3,725	3,234
[3,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/2031	5,400	4,649
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	8,150	7,533
[3,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/2031	8,375	7,283
[3,5]	Fannie Mae-Aces Series 2022-M10	1.992%	1/25/2032	37,600	32,867
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.648%	4/25/2033	8,600	8,657
[3,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/2028	8,174	8,189
[3,5]	Fannie Mae-Aces Series 2023-M8	4.625%	3/25/2033	3,150	3,172
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,491
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	5,850	5,795
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/2025	1,959	1,952
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/2025	1,611	1,604
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/2026	5,416	5,386
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/2026	7,065	7,011
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/2026	4,975	4,926
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	8,615	8,520
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	9,400	9,289
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	4,998	4,956
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	8,000	7,943
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	16,860	16,692
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/2026	18,250	18,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	16,200	16,097
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	15,580	15,425
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	17,557	17,371
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	9,890	9,761
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	4,002	3,950
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,823	7,731
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,547	13,353
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	7,875	7,775
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	11,050	10,906
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	4,525	4,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	7,025	6,939
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	10,275	10,201
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	6,975	6,931
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	28,500	28,496
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	12,600	12,575
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	5,200	5,190
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	23,650	23,643
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	1,327	1,322
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	10,165	10,162
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	16,400	16,385
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	22,870	22,862
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	14,770	14,818
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	26,940	26,820
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	13,825	13,871
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/2027	288	287
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	11,000	10,948
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	12,725	12,635
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,000	9,884
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	9,625	9,469
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	3,100	3,057
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	10,450	10,230
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	18,156	17,604
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	12,750	12,295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	12,625	12,130
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	10,940	10,401
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	18,565	17,572
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	11,690	11,114
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	16,615	15,726
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	15,420	14,609
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	12,550	11,921
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	20,560	19,193
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	4,600	4,220
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	17,450	16,133
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	12,506	11,286
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	9,275	8,355
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	4,875	4,382
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	9,875	8,790
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	1,700	1,510
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	10,750	9,533
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	13,710	12,141
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	13,350	11,810
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	17,650	15,644
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	2,500	2,222
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	12,360	10,921
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,163	1,074
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	7,850	6,950
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	494	459
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	7,830	6,907
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	24,050	21,316
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	11,675	10,349
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	85	76
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	17,640	15,966
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	21,425	19,401
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	12,895	11,618
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	2,537	2,340
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	21,275	19,002
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	8,050	7,084
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	36,075	31,923
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	6,200	5,507
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	10,200	9,085
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	807	750
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	9,600	8,614
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	6,275	5,604
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	8,350	7,568
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	6,200	5,537
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	23,377	20,930
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	1,926	1,818
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	21,325	20,364
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	3,500	3,334
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	20,000	19,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	14,900	14,498
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,100	7,594
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	3,300	3,219
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	4,475	4,225
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	4,100	4,044
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	8,900	8,546
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	5,100	5,136
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	2,925	2,904
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	11,400	11,303
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	3,775	3,662
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	9,248	9,155
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	45,550	44,690
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,330	3,295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	8,240	8,322
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	13,000	13,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	6,700	6,953
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,416
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	14,245	14,835
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,172
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	29,750	30,046
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,546
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,700	13,380
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,000	8,123
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,000	1,987
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	8,540	8,701
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	6,440	6,541
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	6,000	6,119
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	10,750	10,958
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	7,750	7,928
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,150	5,289
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	3,250	3,324
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	4,300	4,410
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	6,700	6,827
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	9,950	10,321
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	8,700	9,046
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	8,500	8,842
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,400	30,562
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	7,000	7,241
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,000	3,066
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,136
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	3,000	3,017
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,200	5,271
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	30,000	30,460
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	30,000	30,310
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,000	3,029
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	5,370	5,439
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/2026	10,749	10,703
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/2026	15,471	15,352
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	19,000	18,739
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/2027	1,225	1,193
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	20,041	19,195
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	24,400	23,234
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	9,950	9,466
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	6,650	6,297
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	4,546	4,294
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	2,850	2,678
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	8,325	7,886
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	7,500	7,091
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	1,800	1,687
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	8,525	8,636
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	8,640	8,707
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	11,050	11,191
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	4,750	4,926
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,919
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	5,200	5,401
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	13,000	13,175
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,394
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,300	14,741
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	25,000	25,434
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	47,600	47,965

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	3,300	3,232
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	12,220	11,652
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	4,150	4,013
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	10,275	9,632
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	25,260	22,133
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	10,025	8,830
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	13,000	10,522
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	9,825	7,688
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	18,200	14,305
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	4,200	3,309
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	22,026	17,428
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	2,797	2,411
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	10,350	8,514
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	11,465	9,112
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	7,550	6,083
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/2026	3,114	3,100
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	35,000	36,470
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	4,634	4,677
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,380	1,409
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,200	3,253
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/2026	141	141
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/2027	1,550	1,553
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/2027	1,100	1,107
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/2028	1,300	1,313
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	911
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	10,800	10,849
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,000	4,019
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/2027	412	410
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/2027	893	892
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/2026	477	477
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	3,850	3,860
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	1,178	1,181
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,075	1,083
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	2,425	2,443
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	650	660
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/2028	4,409	4,455
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	1,850	1,895
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/2028	6,600	6,673
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,420	6,547
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	7,150	7,255
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,000	1,021
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	7,200	7,198
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	2,920	2,917
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	8,785	8,786
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	6,000	6,085
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/2027	699	699
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/2026	310	311
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/2027	475	476
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/2027	900	904
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/2027	4,061	4,074
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	1,100	1,108
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,100	1,110
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/2027	5,000	5,034
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,066
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	1,850	1,853
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/2028	1,600	1,605
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/2028	5,000	5,045
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,000	1,010
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	1,900	1,918
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,667	4,684
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	633	635
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/2027	800	796
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	588	584
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	550	548
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	1,400	1,397
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	1,786	1,789
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/2028	1,300	1,309
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/2028	1,228	1,231
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	650	654
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	1,976	1,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/2028	3,450	3,470
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/2028	1,345	1,356
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,098	1,117
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/2028	2,404	2,432
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	2,650	2,719
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/2028	1,100	1,107
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	650	660
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/2029	6,250	6,308
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,184
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/2029	7,825	7,924
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,250	7,400
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	1,900	1,918
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,000	3,034
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	763
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	750	756
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	400	405
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	1,700	1,709
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	425	429
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	281	272
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.527%	9/10/2047	1,175	1,131
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	1,052	1,002
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/2048	1,368	1,354
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	2,700	2,681
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/2049	7,125	7,038
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/2049	568	562
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/2049	2,450	2,424
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	1,825	1,796
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	5,750	5,680
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	2,300	2,198
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	9,000	8,864
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	570
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	850	600
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	14,339	14,039
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,700	3,568
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	13,910	13,645
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	5,775	5,519
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	5,200	4,951
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	6,250	5,922
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	12,280	11,528
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	2,875	2,666
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	5,535	5,248
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	5,910	5,537
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	1,690	1,562
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	2,780	2,544
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	5,175	4,561
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	800	687
[3]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/2029	555	554
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	784	781
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	1,486	1,491
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	3,450	3,484
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	4,199	4,234
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,750	1,793
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	2,500	2,527
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	2,500	2,562
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	1,150	1,154
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	2,562	2,575
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/2026	207	207
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/2028	650	649
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	863	866
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	1,075	1,084
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	1,508	1,515
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	650	657
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	4,622	4,656
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	900	914
[3]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/2028	1,751	1,771
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/2028	6,413	6,473
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	850	865
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/2028	9,900	10,035
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	3,100	3,162
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/2029	8,000	8,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/2030	3,750	3,786
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	4,050	4,072
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,300	1,309
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	11,000	11,121
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	4,000	4,065
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,000	1,003
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	500	502
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	6,065	6,078
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	633	635
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/2027	216	215
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	1,375	1,380
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	1,803	1,816
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	768	781
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	2,105	2,128
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,100	1,129
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	5,000	5,055
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,557
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,393
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,000	4,041
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,000	3,029
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,300	1,315
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	2,125	2,139
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	1,539	1,546
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	850	859
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	2,444	2,462
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	875	887
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	6,214	6,278
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,220	1,246
[3]	John Deere Owner Trust Series 2024-A	4.960%	11/15/2028	3,600	3,639
[3]	John Deere Owner Trust Series 2024-A	4.910%	2/18/2031	8,000	8,148
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,900	3,964
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,450	2,459
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,516
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,200	3,217
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	485	490
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	2,527	2,513
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	9,250	9,102
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	1,225	1,141
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	3,675	3,636
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	2,950	2,892
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.654%	2/15/2047	463	450
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	783	771
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/2047	797	783
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	111	109
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	2,750	2,615
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	792	783
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	1,153	1,107
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	1,799	1,754
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	3,056	3,031
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/2048	1,369	1,366
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/2049	54	54
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	10,950	10,844
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/2050	2,300	2,244
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/2050	8,800	8,585
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	2,800	2,673
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/2050	1,250	1,227
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	13,805	13,226
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	9,375	8,847
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	825	767
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	2,580	2,550
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	1,250	1,169
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	800	786
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	1,808	1,783
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/2050	13,400	13,202
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	3,975	3,640
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	2,825	2,762
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	1,775	1,710
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	11,960	11,910
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,525	1,502
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	12,525	11,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	2,750	2,328
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/2027	776	776
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/2029	2,600	2,604
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/2028	2,500	2,532
[3]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/2030	2,000	2,037
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/2028	2,750	2,756
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,350	1,353
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,200	2,231
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,100	1,118
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/2027	305	303
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	1,470	1,472
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	600	602
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	3,662	3,717
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	3,550	3,684
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/2029	9,750	9,816
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	650	662
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,800	5,877
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	2,500	2,567
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	1,875	1,760
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/2048	320	320
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/2047	915	913
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/2049	2,858	2,851
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	7,000	6,973
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/2049	1,550	1,538
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/2049	7,300	7,177
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	9,400	9,261
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/2049	8,350	8,285
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	3,050	3,013
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/2050	6,500	6,428
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/2050	3,800	3,724
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/2052	3,600	3,539
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	5,250	5,166
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,000	20,172
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	1,125	1,111
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/2048	2,958	2,949
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	3,650	3,580
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	2,951	2,766
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	7,300	7,205
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	7,350	7,252
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	3,000	2,868
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/2050	6,750	6,660
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	9,875	9,770
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	11,660	11,264
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,450	1,380
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,650	5,418
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	2,718	2,647
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	6,700	6,559
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	8,435	8,015
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,000	6,273
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	8,495	7,900
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,275	1,166
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	4,275	3,795
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	750	664
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	450	386
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	8,465	7,508
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.918%	4/15/2055	8,550	8,019
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	4,350	4,610
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,000	3,185
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	1,900	2,056
[3]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/2027	442	442
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	2,550	2,560
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	700	705
[3]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/2027	12,700	12,848
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	10,313	10,440
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	3,500	3,544
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,500	1,522
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	6,750	6,793
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,100	5,125
[3]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/2027	349	349
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/2026	21	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	1,725	1,713
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	1,115	1,116
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/2029	850	854
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/2027	3,539	3,550
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	700	707
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	869	876
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,800	3,900
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/2028	3,000	3,035
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/2029	1,900	1,909
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,250	1,259
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,500	3,542
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	925	941
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	314	313
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,200	2,152
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/2027	336	334
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	1,912	1,908
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	800	801
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	588	589
[3]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/2028	67	67
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	542	543
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	875	888
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	1,562	1,570
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,220	1,243
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/2028	1,163	1,166
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,540	1,558
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	3,980	4,088
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	2,415	2,425
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	2,450	2,494
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	4,400	4,576
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	1,744	1,751
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	650	661
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/2028	568	569
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	900	905
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	10,304	10,347
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,138
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	5,524	5,553
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	3,000	3,010
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/2028	1,500	1,503
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	3,000	3,013
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	10,100	10,161
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	5,975	5,884
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	5,275	5,336
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	11,050	11,254
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	13,500	13,699
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	16,300	16,568
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	4,500	4,554
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,125	4,197
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/2027	363	362
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/2027	488	484
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/2026	137	137
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	875	871
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	862	861
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/2028	525	524
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	1,327	1,330
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,075	1,081
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	2,285	2,294
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,300	1,312
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	2,802	2,820
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	825	837
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/2028	3,379	3,418
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	2,650	2,726
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/2028	5,750	5,788
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,350	1,370
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/2029	16,000	16,244
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	8,750	8,976
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/2029	9,000	9,100
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	4,200	4,272
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,000	2,020
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/2029	8,350	8,456
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	6,350	6,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	5,800	5,829
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	5,600	5,628
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/2050	7,950	7,852
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	3,400	3,320
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/2050	5,850	5,756
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	1,550	1,510
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/2050	7,325	7,147
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	2,900	2,813
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/2050	4,282	4,215
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	5,875	5,746
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	2,594	2,500
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	3,950	3,830
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	5,700	5,629
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	3,000	2,921
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	4,901	4,868
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	2,500	2,473
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	3,250	3,190
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	12,275	12,076
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	8,250	8,203
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	1,550	1,543
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	10,265	10,167
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,859
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	9,825	9,727
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,750	1,705
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	10,250	10,248
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	9,375	9,317
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	4,200	4,050
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,250	1,186
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	4,910	4,624
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	2,850	2,659
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	1,700	1,569
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/2029	10,700	10,712
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	9,870	9,945
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	2,850	2,905
[3]	Verizon Master Trust Series 2024-1	5.000%	12/20/2028	2,900	2,905
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,095
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	4,500	4,538
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	10,000	10,047
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,519
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,152
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,000	7,058
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	5,500	5,490
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/2026	2,990	2,998
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/2028	2,660	2,673
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	6,500	6,558
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/2028	5,750	5,825
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,300	3,332
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	759
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	2,009	2,022
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	725	734
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	2,850	2,892
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,200	2,258
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,035
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,170
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/2048	916	914
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/2048	1,041	1,038
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/2049	8,875	8,733
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,200	1,145
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	4,200	4,185
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/2059	1,450	1,443
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/2049	2,900	2,867
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/2059	1,899	1,875
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/2049	2,900	2,879
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/2049	148	148
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/2049	6,529	6,451
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/2059	1,020	1,009
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	16,405	16,148
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	4,556	4,437
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/2050	7,175	7,017
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	3,900	3,764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,925	3,867
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	5,900	5,819
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	1,575	1,528
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	10,150	9,971
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	4,076	4,017
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/2050	10,000	9,734
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	15,275	15,142
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	12,250	12,147
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,125	2,089
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	8,200	8,152
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	12,975	12,923
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	10,575	10,502
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	17,050	17,119
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	5,175	5,173
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	10,675	10,555
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	6,075	5,897
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	8,750	8,280
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	1,610	1,516
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	3,775	3,492
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	8,225	7,810
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	4,985	4,737
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	8,735	8,141
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	1,565	1,442
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	1,990	1,773
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	4,650	4,178
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	6,100	6,394
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,624
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,500	4,661
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	9,750	9,891
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,545
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	9,000	9,096
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	216	210
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,200	1,092
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	652	633
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/2027	1,716	1,709
[3]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/2027	239	239
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/2028	425	421
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/2027	542	541
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	1,300	1,295
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	650	649
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	1,075	1,072
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	2,343	2,349
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,325	1,334
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	2,037	2,042
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	3,450	3,481
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	1,675	1,685
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	450	456
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	2,077	2,100
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,029
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	4,900	4,930
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,500	1,521
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	3,500	3,538
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,556
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,475	2,488
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	2,000	2,013
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	3,000	3,035
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,500	1,527
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,500	1,513
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	700	711
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,667	4,681
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	632	636
[3]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/2028	382	382
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/2027	5,000	5,049
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/2029	3,600	3,656
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,015
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,513
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,150	2,185
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,140	2,136
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,757,525)					6,547,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (24.6%)
Communications (1.7%)
	Alphabet Inc.	0.800%	8/15/2027	7,403	7,024
	Alphabet Inc.	1.100%	8/15/2030	53,755	47,073
	Alphabet Inc.	4.500%	5/15/2035	11,650	11,666
	Alphabet Inc.	1.900%	8/15/2040	13,060	8,915
	Alphabet Inc.	2.050%	8/15/2050	34,687	19,704
	Alphabet Inc.	5.250%	5/15/2055	27,650	27,726
	Alphabet Inc.	2.250%	8/15/2060	18,000	9,716
	Alphabet Inc.	5.300%	5/15/2065	15,950	15,851
	America Movil SAB de CV	3.625%	4/22/2029	9,313	9,102
	America Movil SAB de CV	2.875%	5/7/2030	6,200	5,792
	America Movil SAB de CV	4.700%	7/21/2032	7,800	7,806
	America Movil SAB de CV	5.000%	1/20/2033	6,927	7,031
	America Movil SAB de CV	6.375%	3/1/2035	8,615	9,512
	America Movil SAB de CV	6.125%	11/15/2037	2,850	3,056
	America Movil SAB de CV	6.125%	3/30/2040	19,236	20,547
	America Movil SAB de CV	4.375%	7/16/2042	10,725	9,382
	America Movil SAB de CV	4.375%	4/22/2049	22,780	19,298
	AppLovin Corp.	5.125%	12/1/2029	11,250	11,507
	AppLovin Corp.	5.375%	12/1/2031	23,250	24,054
	AppLovin Corp.	5.950%	12/1/2054	8,750	8,838
	AT&T Inc.	3.800%	2/15/2027	17,926	17,846
	AT&T Inc.	4.250%	3/1/2027	11,658	11,680
	AT&T Inc.	2.300%	6/1/2027	22,330	21,680
	AT&T Inc.	1.650%	2/1/2028	37,901	35,871
[3]	AT&T Inc.	4.100%	2/15/2028	15,722	15,710
	AT&T Inc.	4.350%	3/1/2029	14,783	14,845
[3]	AT&T Inc.	4.300%	2/15/2030	27,431	27,486
	AT&T Inc.	4.700%	8/15/2030	5,150	5,237
	AT&T Inc.	2.250%	2/1/2032	2,824	2,472
	AT&T Inc.	4.550%	11/1/2032	13,600	13,540
	AT&T Inc.	2.550%	12/1/2033	44,171	37,626
	AT&T Inc.	5.400%	2/15/2034	9,500	9,875
	AT&T Inc.	4.500%	5/15/2035	29,148	28,124
	AT&T Inc.	5.375%	8/15/2035	5,950	6,124
	AT&T Inc.	4.900%	11/1/2035	23,550	23,366
	AT&T Inc.	5.250%	3/1/2037	11,000	11,193
	AT&T Inc.	4.900%	8/15/2037	15,625	15,253
	AT&T Inc.	4.850%	3/1/2039	19,600	18,790
	AT&T Inc.	3.500%	6/1/2041	55,097	44,042
	AT&T Inc.	4.300%	12/15/2042	16,890	14,579
	AT&T Inc.	4.350%	6/15/2045	15,749	13,278
	AT&T Inc.	5.550%	11/1/2045	17,975	17,799
	AT&T Inc.	4.750%	5/15/2046	56,750	50,623
	AT&T Inc.	4.500%	3/9/2048	20,763	17,576
	AT&T Inc.	4.550%	3/9/2049	17,065	14,415
	AT&T Inc.	5.150%	2/15/2050	5,000	4,628
	AT&T Inc.	3.650%	6/1/2051	35,445	25,629
	AT&T Inc.	3.500%	9/15/2053	109,345	75,556
	AT&T Inc.	5.700%	11/1/2054	17,725	17,521
	AT&T Inc.	3.550%	9/15/2055	78,505	54,068
	AT&T Inc.	6.050%	8/15/2056	23,400	24,272
	AT&T Inc.	3.800%	12/1/2057	77,516	55,302
	AT&T Inc.	3.650%	9/15/2059	112,013	76,590
	AT&T Inc.	3.850%	6/1/2060	13,100	9,316
	Baidu Inc.	1.625%	2/23/2027	2,033	1,966
	Baidu Inc.	3.625%	7/6/2027	5,375	5,336
	Baidu Inc.	4.375%	3/29/2028	4,025	4,051
	Baidu Inc.	4.875%	11/14/2028	4,365	4,459
	Baidu Inc.	3.425%	4/7/2030	4,436	4,291
	Baidu Inc.	2.375%	10/9/2030	5,000	4,588
	Baidu Inc.	2.375%	8/23/2031	7,875	7,115
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,346	50,230
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	15,870	13,259
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	13,529	13,213
	British Telecommunications plc	5.125%	12/4/2028	4,200	4,302
	British Telecommunications plc	9.625%	12/15/2030	28,483	35,067
	Charter Communications Operating LLC	3.750%	2/15/2028	24,880	24,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	4.200%	3/15/2028	12,250	12,191
Charter Communications Operating LLC	2.250%	1/15/2029	27,750	25,812
Charter Communications Operating LLC	5.050%	3/30/2029	9,442	9,564
Charter Communications Operating LLC	6.100%	6/1/2029	6,562	6,886
Charter Communications Operating LLC	2.800%	4/1/2031	16,447	14,831
Charter Communications Operating LLC	2.300%	2/1/2032	15,200	12,991
Charter Communications Operating LLC	4.400%	4/1/2033	16,305	15,451
Charter Communications Operating LLC	6.650%	2/1/2034	9,900	10,585
Charter Communications Operating LLC	6.550%	6/1/2034	27,100	28,878
Charter Communications Operating LLC	6.384%	10/23/2035	20,985	21,974
Charter Communications Operating LLC	3.500%	6/1/2041	22,016	16,082
Charter Communications Operating LLC	3.500%	3/1/2042	25,625	18,458
Charter Communications Operating LLC	6.484%	10/23/2045	70,600	69,738
Charter Communications Operating LLC	5.375%	5/1/2047	55,344	47,796
Charter Communications Operating LLC	5.750%	4/1/2048	8,690	7,862
Charter Communications Operating LLC	5.125%	7/1/2049	20,300	16,786
Charter Communications Operating LLC	4.800%	3/1/2050	58,555	46,297
Charter Communications Operating LLC	3.700%	4/1/2051	29,250	19,291
Charter Communications Operating LLC	3.900%	6/1/2052	34,960	23,653
Charter Communications Operating LLC	5.250%	4/1/2053	18,102	15,120
Charter Communications Operating LLC	6.834%	10/23/2055	1,100	1,121
Charter Communications Operating LLC	6.700%	12/1/2055	16,199	16,360
Charter Communications Operating LLC	3.850%	4/1/2061	16,500	10,272
Charter Communications Operating LLC	4.400%	12/1/2061	17,200	11,923
Charter Communications Operating LLC	3.950%	6/30/2062	15,510	9,807
Charter Communications Operating LLC	5.500%	4/1/2063	5,675	4,751
Comcast Corp.	2.350%	1/15/2027	31,886	31,257
Comcast Corp.	3.300%	2/1/2027	19,195	19,033
Comcast Corp.	3.150%	2/15/2028	21,300	20,912
Comcast Corp.	3.550%	5/1/2028	7,027	6,955
Comcast Corp.	4.150%	10/15/2028	76,776	77,100
Comcast Corp.	4.550%	1/15/2029	10,611	10,766
Comcast Corp.	5.100%	6/1/2029	12,550	12,971
Comcast Corp.	2.650%	2/1/2030	21,500	20,164
Comcast Corp.	3.400%	4/1/2030	26,955	26,073
Comcast Corp.	4.250%	10/15/2030	16,075	16,100
Comcast Corp.	1.950%	1/15/2031	4,751	4,219
Comcast Corp.	1.500%	2/15/2031	4,061	3,511
Comcast Corp.	4.950%	5/15/2032	5,275	5,409
Comcast Corp.	4.250%	1/15/2033	35,285	34,565
Comcast Corp.	4.800%	5/15/2033	8,659	8,739
Comcast Corp.	5.300%	6/1/2034	7,055	7,320
Comcast Corp.	4.200%	8/15/2034	27,034	25,830
Comcast Corp.	5.300%	5/15/2035	11,400	11,712
Comcast Corp.	5.650%	6/15/2035	6,890	7,272
Comcast Corp.	4.400%	8/15/2035	30,487	29,270
Comcast Corp.	3.200%	7/15/2036	9,475	8,060
Comcast Corp.	6.450%	3/15/2037	8,723	9,738
Comcast Corp.	3.900%	3/1/2038	11,000	9,672
Comcast Corp.	4.600%	10/15/2038	31,065	29,260
Comcast Corp.	3.250%	11/1/2039	6,000	4,782
Comcast Corp.	3.750%	4/1/2040	20,050	16,836
Comcast Corp.	4.650%	7/15/2042	16,000	14,529
Comcast Corp.	4.600%	8/15/2045	14,092	12,337
Comcast Corp.	3.400%	7/15/2046	35,239	25,461
Comcast Corp.	4.000%	8/15/2047	12,675	9,926
Comcast Corp.	3.969%	11/1/2047	20,736	16,185
Comcast Corp.	4.000%	3/1/2048	17,738	13,864
Comcast Corp.	4.700%	10/15/2048	12,286	10,685
Comcast Corp.	3.999%	11/1/2049	8,846	6,818
Comcast Corp.	3.450%	2/1/2050	15,950	11,140
Comcast Corp.	2.800%	1/15/2051	17,225	10,493
Comcast Corp.	2.887%	11/1/2051	74,903	46,103
Comcast Corp.	2.450%	8/15/2052	14,475	7,975
Comcast Corp.	5.350%	5/15/2053	20,280	19,031
Comcast Corp.	6.050%	5/15/2055	32,500	33,560
Comcast Corp.	2.937%	11/1/2056	97,291	57,689
Comcast Corp.	4.950%	10/15/2058	11,739	10,257
Comcast Corp.	2.650%	8/15/2062	9,925	5,212
Comcast Corp.	2.987%	11/1/2063	37,622	21,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	5.500%	5/15/2064	4,020	3,784
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	47,657	56,178
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	1,000	1,254
	Electronic Arts Inc.	1.850%	2/15/2031	2,594	2,461
	Electronic Arts Inc.	2.950%	2/15/2051	6,500	5,627
	Expedia Group Inc.	4.625%	8/1/2027	18,000	18,134
	Expedia Group Inc.	3.250%	2/15/2030	10,084	9,632
	Expedia Group Inc.	2.950%	3/15/2031	6,217	5,759
	Expedia Group Inc.	5.400%	2/15/2035	14,599	14,989
	FactSet Research Systems Inc.	2.900%	3/1/2027	2,000	1,966
	FactSet Research Systems Inc.	3.450%	3/1/2032	5,500	5,082
	Fox Corp.	4.709%	1/25/2029	67,875	68,754
	Fox Corp.	3.500%	4/8/2030	11,482	11,117
	Fox Corp.	6.500%	10/13/2033	5,160	5,681
	Fox Corp.	5.476%	1/25/2039	10,500	10,542
	Fox Corp.	5.576%	1/25/2049	16,820	16,375
	Grupo Televisa SAB	8.500%	3/11/2032	275	299
	Grupo Televisa SAB	6.625%	1/15/2040	6,845	6,286
	Grupo Televisa SAB	5.000%	5/13/2045	22,660	15,795
	Grupo Televisa SAB	6.125%	1/31/2046	4,800	3,866
	Grupo Televisa SAB	5.250%	5/24/2049	7,000	4,950
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	2,855	2,874
	Interpublic Group of Cos. Inc.	4.750%	3/30/2030	5,300	5,321
	Interpublic Group of Cos. Inc.	2.400%	3/1/2031	6,300	5,622
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	5,000	3,747
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	4,300	4,003
	Koninklijke KPN NV	8.375%	10/1/2030	5,000	5,863
	Meta Platforms Inc.	3.500%	8/15/2027	10,000	9,957
	Meta Platforms Inc.	4.600%	5/15/2028	15,800	16,119
	Meta Platforms Inc.	4.300%	8/15/2029	11,414	11,563
	Meta Platforms Inc.	4.800%	5/15/2030	4,644	4,796
	Meta Platforms Inc.	4.550%	8/15/2031	21,404	21,827
	Meta Platforms Inc.	3.850%	8/15/2032	56,606	55,075
	Meta Platforms Inc.	4.950%	5/15/2033	7,100	7,345
	Meta Platforms Inc.	4.750%	8/15/2034	24,649	24,956
	Meta Platforms Inc.	4.450%	8/15/2052	31,150	26,726
	Meta Platforms Inc.	5.600%	5/15/2053	40,000	40,514
	Meta Platforms Inc.	5.400%	8/15/2054	23,840	23,566
	Meta Platforms Inc.	4.650%	8/15/2062	15,700	13,454
	Meta Platforms Inc.	5.750%	5/15/2063	25,569	26,240
	Meta Platforms Inc.	5.550%	8/15/2064	31,713	31,479
	NBCUniversal Media LLC	4.450%	1/15/2043	12,500	10,925
	Netflix Inc.	4.375%	11/15/2026	21,587	21,692
	Netflix Inc.	4.875%	4/15/2028	30,152	30,812
	Netflix Inc.	5.875%	11/15/2028	65,003	68,535
	Netflix Inc.	6.375%	5/15/2029	12,394	13,351
[8]	Netflix Inc.	5.375%	11/15/2029	6,600	6,905
[8]	Netflix Inc.	4.875%	6/15/2030	9,000	9,246
	Omnicom Group Inc.	2.450%	4/30/2030	9,663	8,875
	Omnicom Group Inc.	4.200%	6/1/2030	4,900	4,863
	Omnicom Group Inc.	2.600%	8/1/2031	8,000	7,213
	Omnicom Group Inc.	5.300%	11/1/2034	6,900	7,081
	Orange SA	9.000%	3/1/2031	23,215	28,201
	Orange SA	5.375%	1/13/2042	11,690	11,662
	Orange SA	5.500%	2/6/2044	9,815	9,803
	Paramount Global	2.900%	1/15/2027	9,448	9,256
	Paramount Global	3.375%	2/15/2028	4,150	4,044
	Paramount Global	3.700%	6/1/2028	12,745	12,467
	Paramount Global	4.200%	6/1/2029	4,000	3,933
	Paramount Global	7.875%	7/30/2030	20,000	22,332
	Paramount Global	4.950%	1/15/2031	14,765	14,593
	Paramount Global	4.200%	5/19/2032	14,970	13,947
	Paramount Global	5.500%	5/15/2033	12,922	12,786
	Paramount Global	6.875%	4/30/2036	13,936	14,757
	Paramount Global	5.900%	10/15/2040	5,625	5,150
	Paramount Global	4.850%	7/1/2042	12,165	9,961
	Paramount Global	4.375%	3/15/2043	23,768	18,338
	Paramount Global	5.850%	9/1/2043	13,692	12,513
	Paramount Global	5.250%	4/1/2044	800	662
	Paramount Global	4.900%	8/15/2044	10,115	8,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.600%	1/15/2045	12,430	9,685
	Paramount Global	4.950%	5/19/2050	11,774	9,344
	Rogers Communications Inc.	2.900%	11/15/2026	1,500	1,477
	Rogers Communications Inc.	5.000%	2/15/2029	26,180	26,681
	Rogers Communications Inc.	3.800%	3/15/2032	21,100	19,919
	Rogers Communications Inc.	5.300%	2/15/2034	30,285	30,710
	Rogers Communications Inc.	4.500%	3/15/2042	16,100	14,003
	Rogers Communications Inc.	4.550%	3/15/2052	37,050	30,620
	Sprint Capital Corp.	6.875%	11/15/2028	23,417	25,185
	Sprint Capital Corp.	8.750%	3/15/2032	28,635	34,866
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	7,300	7,433
	Telefonica Emisiones SA	4.103%	3/8/2027	15,575	15,547
	Telefonica Emisiones SA	7.045%	6/20/2036	15,000	16,909
	Telefonica Emisiones SA	4.665%	3/6/2038	12,770	11,642
	Telefonica Emisiones SA	5.213%	3/8/2047	6,427	5,780
	Telefonica Emisiones SA	4.895%	3/6/2048	13,753	11,806
	Telefonica Emisiones SA	5.520%	3/1/2049	14,095	13,103
	Telefonica Europe BV	8.250%	9/15/2030	8,362	9,668
	TELUS Corp.	2.800%	2/16/2027	8,525	8,362
	TELUS Corp.	3.400%	5/13/2032	10,700	9,855
	TELUS Corp.	4.600%	11/16/2048	5,000	4,332
	TELUS Corp.	4.300%	6/15/2049	2,995	2,389
	Tencent Music Entertainment Group	2.000%	9/3/2030	5,630	5,044
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	2,964	3,479
	Time Warner Cable LLC	6.550%	5/1/2037	25,905	26,913
	Time Warner Cable LLC	6.750%	6/15/2039	14,979	15,623
	Time Warner Cable LLC	5.875%	11/15/2040	5,510	5,269
	Time Warner Cable LLC	5.500%	9/1/2041	3,000	2,747
	Time Warner Cable LLC	4.500%	9/15/2042	13,586	10,904
	T-Mobile USA Inc.	3.750%	4/15/2027	53,247	52,934
	T-Mobile USA Inc.	4.750%	2/1/2028	12,640	12,662
	T-Mobile USA Inc.	2.050%	2/15/2028	23,429	22,332
	T-Mobile USA Inc.	4.950%	3/15/2028	7,665	7,811
	T-Mobile USA Inc.	4.800%	7/15/2028	47,100	47,952
	T-Mobile USA Inc.	4.850%	1/15/2029	5,473	5,581
	T-Mobile USA Inc.	2.625%	2/15/2029	7,655	7,267
	T-Mobile USA Inc.	2.400%	3/15/2029	7,663	7,211
	T-Mobile USA Inc.	3.375%	4/15/2029	12,145	11,793
	T-Mobile USA Inc.	3.875%	4/15/2030	147,772	144,855
	T-Mobile USA Inc.	2.550%	2/15/2031	27,780	25,225
	T-Mobile USA Inc.	2.875%	2/15/2031	8,248	7,605
	T-Mobile USA Inc.	3.500%	4/15/2031	26,235	24,961
	T-Mobile USA Inc.	2.250%	11/15/2031	10,000	8,794
	T-Mobile USA Inc.	2.700%	3/15/2032	10,446	9,365
	T-Mobile USA Inc.	5.125%	5/15/2032	3,677	3,783
	T-Mobile USA Inc.	5.200%	1/15/2033	13,712	14,144
	T-Mobile USA Inc.	5.050%	7/15/2033	36,783	37,577
	T-Mobile USA Inc.	5.150%	4/15/2034	11,311	11,571
	T-Mobile USA Inc.	4.375%	4/15/2040	32,252	29,113
	T-Mobile USA Inc.	3.000%	2/15/2041	26,444	19,848
	T-Mobile USA Inc.	4.500%	4/15/2050	41,335	34,787
	T-Mobile USA Inc.	3.300%	2/15/2051	42,337	28,764
	T-Mobile USA Inc.	3.400%	10/15/2052	34,567	23,644
	T-Mobile USA Inc.	5.650%	1/15/2053	13,235	13,094
	T-Mobile USA Inc.	5.750%	1/15/2054	23,263	23,290
	T-Mobile USA Inc.	5.250%	6/15/2055	5,500	5,114
	T-Mobile USA Inc.	5.875%	11/15/2055	6,507	6,643
	T-Mobile USA Inc.	3.600%	11/15/2060	22,833	15,489
	T-Mobile USA Inc.	5.800%	9/15/2062	1,555	1,561
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	8,195	6,689
	Uber Technologies Inc.	4.300%	1/15/2030	40,150	40,272
	Uber Technologies Inc.	4.150%	1/15/2031	18,068	17,904
	Uber Technologies Inc.	4.800%	9/15/2034	20,343	20,369
	Uber Technologies Inc.	4.800%	9/15/2035	13,157	13,030
	Uber Technologies Inc.	5.350%	9/15/2054	8,225	7,975
	VeriSign Inc.	2.700%	6/15/2031	6,000	5,414
	VeriSign Inc.	5.250%	6/1/2032	5,784	5,941
	Verizon Communications Inc.	2.100%	3/22/2028	16,246	15,492
	Verizon Communications Inc.	4.329%	9/21/2028	1,673	1,685
	Verizon Communications Inc.	4.016%	12/3/2029	41,471	41,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.150%	3/22/2030	37,595	35,928
	Verizon Communications Inc.	1.500%	9/18/2030	7,500	6,558
	Verizon Communications Inc.	1.680%	10/30/2030	16,168	14,217
	Verizon Communications Inc.	1.750%	1/20/2031	22,075	19,316
	Verizon Communications Inc.	2.550%	3/21/2031	45,000	40,911
	Verizon Communications Inc.	2.355%	3/15/2032	48,254	42,319
	Verizon Communications Inc.	5.050%	5/9/2033	10,611	10,868
	Verizon Communications Inc.	4.500%	8/10/2033	30,833	30,365
	Verizon Communications Inc.	4.400%	11/1/2034	44,787	43,160
	Verizon Communications Inc.	4.780%	2/15/2035	36,200	35,608
	Verizon Communications Inc.	5.250%	4/2/2035	25,512	25,932
	Verizon Communications Inc.	4.272%	1/15/2036	14,971	14,030
	Verizon Communications Inc.	5.250%	3/16/2037	12,739	12,883
[8]	Verizon Communications Inc.	5.401%	7/2/2037	34,594	35,146
	Verizon Communications Inc.	4.812%	3/15/2039	13,216	12,586
	Verizon Communications Inc.	2.650%	11/20/2040	105,406	76,236
	Verizon Communications Inc.	3.400%	3/22/2041	41,753	32,984
	Verizon Communications Inc.	2.850%	9/3/2041	10,600	7,712
	Verizon Communications Inc.	4.750%	11/1/2041	6,200	5,707
	Verizon Communications Inc.	3.850%	11/1/2042	5,000	4,068
	Verizon Communications Inc.	4.125%	8/15/2046	14,730	12,016
	Verizon Communications Inc.	4.862%	8/21/2046	24,004	21,828
	Verizon Communications Inc.	4.522%	9/15/2048	17,555	15,105
	Verizon Communications Inc.	4.000%	3/22/2050	13,350	10,527
	Verizon Communications Inc.	2.875%	11/20/2050	58,300	37,201
	Verizon Communications Inc.	3.550%	3/22/2051	14,000	10,243
	Verizon Communications Inc.	3.875%	3/1/2052	1,500	1,148
	Verizon Communications Inc.	4.672%	3/15/2055	16,074	13,870
	Verizon Communications Inc.	2.987%	10/30/2056	51,505	31,712
	Verizon Communications Inc.	3.000%	11/20/2060	21,000	12,727
	Verizon Communications Inc.	3.700%	3/22/2061	35,300	24,869
	Vodafone Group plc	6.150%	2/27/2037	3,770	4,106
	Vodafone Group plc	5.250%	5/30/2048	15,833	14,923
	Vodafone Group plc	4.875%	6/19/2049	30,249	26,828
	Vodafone Group plc	4.250%	9/17/2050	18,315	14,589
	Vodafone Group plc	5.625%	2/10/2053	22,910	22,300
	Vodafone Group plc	5.750%	2/10/2063	5,000	4,856
	Vodafone Group plc	5.875%	6/28/2064	12,810	12,732
	Walt Disney Co.	3.375%	11/15/2026	11,225	11,158
	Walt Disney Co.	3.700%	3/23/2027	12,000	11,979
	Walt Disney Co.	2.200%	1/13/2028	7,400	7,138
	Walt Disney Co.	2.000%	9/1/2029	36,267	33,640
	Walt Disney Co.	3.800%	3/22/2030	3,785	3,744
	Walt Disney Co.	2.650%	1/13/2031	16,038	14,916
	Walt Disney Co.	6.550%	3/15/2033	7,415	8,424
	Walt Disney Co.	6.400%	12/15/2035	38,947	44,226
	Walt Disney Co.	6.150%	3/1/2037	14,458	15,956
	Walt Disney Co.	4.625%	3/23/2040	7,010	6,738
	Walt Disney Co.	3.500%	5/13/2040	38,658	32,405
	Walt Disney Co.	5.400%	10/1/2043	6,633	6,729
	Walt Disney Co.	4.750%	9/15/2044	20,211	18,725
	Walt Disney Co.	4.750%	11/15/2046	11,268	10,321
	Walt Disney Co.	2.750%	9/1/2049	23,900	15,410
	Walt Disney Co.	3.600%	1/13/2051	30,000	22,696
	Walt Disney Co.	3.800%	5/13/2060	13,033	9,754
	Weibo Corp.	3.375%	7/8/2030	8,565	8,107
					5,894,508
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	26,135	25,811
[8]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	11,700	12,054
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	16,378	14,739
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,710	7,639
[8]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	12,800	13,400
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	5,760	5,307
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	12,140	9,043
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	19,225	16,418
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	18,144	12,683
[8]	Alibaba Group Holding Ltd.	5.625%	11/26/2054	5,875	6,123
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	11,575	9,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	12,254	8,219
	Amazon.com Inc.	3.300%	4/13/2027	27,085	26,889
	Amazon.com Inc.	1.200%	6/3/2027	24,193	23,222
	Amazon.com Inc.	3.150%	8/22/2027	39,805	39,377
	Amazon.com Inc.	4.550%	12/1/2027	11,078	11,247
	Amazon.com Inc.	1.650%	5/12/2028	19,000	18,001
	Amazon.com Inc.	3.450%	4/13/2029	25,000	24,639
	Amazon.com Inc.	4.650%	12/1/2029	17,501	17,956
	Amazon.com Inc.	1.500%	6/3/2030	25,291	22,636
	Amazon.com Inc.	2.100%	5/12/2031	52,770	47,472
	Amazon.com Inc.	3.600%	4/13/2032	30,885	29,868
	Amazon.com Inc.	4.700%	12/1/2032	38,740	39,804
	Amazon.com Inc.	3.875%	8/22/2037	58,621	53,992
	Amazon.com Inc.	2.875%	5/12/2041	46,080	35,372
	Amazon.com Inc.	4.950%	12/5/2044	19,336	19,129
	Amazon.com Inc.	4.050%	8/22/2047	34,630	29,289
	Amazon.com Inc.	2.500%	6/3/2050	39,200	24,177
	Amazon.com Inc.	3.100%	5/12/2051	26,230	18,211
	Amazon.com Inc.	3.950%	4/13/2052	8,908	7,232
	Amazon.com Inc.	4.250%	8/22/2057	27,425	23,022
	Amazon.com Inc.	2.700%	6/3/2060	23,550	13,912
	Amazon.com Inc.	3.250%	5/12/2061	23,500	15,745
	Amazon.com Inc.	4.100%	4/13/2062	11,061	8,892
[3]	American Honda Finance Corp.	4.400%	10/5/2026	13,550	13,589
[3]	American Honda Finance Corp.	2.350%	1/8/2027	4,300	4,207
	American Honda Finance Corp.	4.900%	3/12/2027	18,000	18,198
	American Honda Finance Corp.	4.550%	7/9/2027	8,600	8,669
[3]	American Honda Finance Corp.	4.900%	7/9/2027	5,650	5,726
[3]	American Honda Finance Corp.	4.450%	10/22/2027	11,200	11,281
	American Honda Finance Corp.	4.550%	3/3/2028	8,381	8,459
[3]	American Honda Finance Corp.	2.000%	3/24/2028	7,000	6,652
[3]	American Honda Finance Corp.	5.125%	7/7/2028	12,938	13,279
	American Honda Finance Corp.	4.250%	9/1/2028	19,425	19,470
	American Honda Finance Corp.	5.650%	11/15/2028	7,265	7,574
[3]	American Honda Finance Corp.	2.250%	1/12/2029	2,650	2,491
[3]	American Honda Finance Corp.	4.400%	9/5/2029	9,850	9,905
	American Honda Finance Corp.	4.800%	3/5/2030	13,541	13,777
	American Honda Finance Corp.	4.600%	4/17/2030	24,900	25,116
[3]	American Honda Finance Corp.	4.500%	9/4/2030	23,275	23,310
[3]	American Honda Finance Corp.	1.800%	1/13/2031	11,400	9,960
[3]	American Honda Finance Corp.	5.050%	7/10/2031	7,200	7,393
[3]	American Honda Finance Corp.	4.850%	10/23/2031	5,100	5,180
	American Honda Finance Corp.	5.150%	7/9/2032	3,600	3,686
[3]	American Honda Finance Corp.	4.900%	1/10/2034	15,667	15,805
	American Honda Finance Corp.	5.200%	3/5/2035	8,851	8,982
[3]	American University	3.672%	4/1/2049	4,830	3,706
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	1,825	1,456
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	3,890	3,555
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	13,080	8,300
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	9,775	7,392
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	12,600	12,022
	AutoNation Inc.	3.800%	11/15/2027	6,075	6,011
	AutoNation Inc.	4.750%	6/1/2030	2,553	2,567
	AutoNation Inc.	2.400%	8/1/2031	5,868	5,120
	AutoNation Inc.	3.850%	3/1/2032	5,200	4,871
	AutoNation Inc.	5.890%	3/15/2035	4,265	4,405
	AutoZone Inc.	3.750%	6/1/2027	9,263	9,211
	AutoZone Inc.	4.500%	2/1/2028	6,366	6,420
	AutoZone Inc.	6.250%	11/1/2028	10,500	11,133
	AutoZone Inc.	3.750%	4/18/2029	9,657	9,504
	AutoZone Inc.	5.100%	7/15/2029	9,540	9,817
	AutoZone Inc.	4.000%	4/15/2030	18,664	18,439
	AutoZone Inc.	5.125%	6/15/2030	4,700	4,852
	AutoZone Inc.	1.650%	1/15/2031	10,138	8,827
	AutoZone Inc.	4.750%	8/1/2032	9,000	9,074
	AutoZone Inc.	4.750%	2/1/2033	2,500	2,505
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,108
	AutoZone Inc.	6.550%	11/1/2033	5,275	5,891
	AutoZone Inc.	5.400%	7/15/2034	5,000	5,185
	Best Buy Co. Inc.	4.450%	10/1/2028	16,000	16,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Block Financial LLC	2.500%	7/15/2028	2,000	1,897
	Block Financial LLC	3.875%	8/15/2030	12,787	12,317
	Block Financial LLC	5.375%	9/15/2032	6,572	6,632
	BorgWarner Inc.	5.400%	8/15/2034	2,000	2,059
	BorgWarner Inc.	4.375%	3/15/2045	12,489	10,635
[3]	Brown University	2.924%	9/1/2050	20,835	14,034
	Brunswick Corp.	5.850%	3/18/2029	3,000	3,102
	Brunswick Corp.	2.400%	8/18/2031	9,580	8,327
	Brunswick Corp.	5.100%	4/1/2052	4,375	3,510
[3]	California Endowment	2.498%	4/1/2051	3,776	2,228
	California Institute of Technology	4.321%	8/1/2045	1,606	1,400
	California Institute of Technology	4.700%	11/1/2111	5,575	4,637
	California Institute of Technology	3.650%	9/1/2119	5,204	3,389
[3]	Case Western Reserve University	5.405%	6/1/2122	3,775	3,567
	Choice Hotels International Inc.	3.700%	12/1/2029	3,000	2,865
	Choice Hotels International Inc.	3.700%	1/15/2031	1,650	1,545
	Choice Hotels International Inc.	5.850%	8/1/2034	7,750	7,927
	Claremont Mckenna College	3.775%	1/1/2122	3,475	2,314
	Cornell University	4.835%	6/15/2034	5,950	6,061
	Darden Restaurants Inc.	3.850%	5/1/2027	4,275	4,254
	Darden Restaurants Inc.	4.350%	10/15/2027	3,809	3,826
	Darden Restaurants Inc.	4.550%	10/15/2029	4,600	4,624
	Darden Restaurants Inc.	4.550%	2/15/2048	3,850	3,210
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	11,347	8,476
	DR Horton Inc.	1.400%	10/15/2027	2,000	1,898
	DR Horton Inc.	4.850%	10/15/2030	16,750	17,085
	DR Horton Inc.	5.500%	10/15/2035	15,423	15,982
[3]	Duke University	2.682%	10/1/2044	5,500	4,054
[3]	Duke University	2.757%	10/1/2050	3,575	2,317
[3]	Duke University	2.832%	10/1/2055	10,675	6,794
	eBay Inc.	3.600%	6/5/2027	10,250	10,175
	eBay Inc.	2.700%	3/11/2030	25,295	23,667
	eBay Inc.	2.600%	5/10/2031	7,900	7,190
	eBay Inc.	6.300%	11/22/2032	5,000	5,500
	eBay Inc.	4.000%	7/15/2042	7,336	6,121
	eBay Inc.	3.650%	5/10/2051	10,325	7,722
[3]	Emory University	2.143%	9/1/2030	6,300	5,732
[3]	Emory University	2.969%	9/1/2050	4,300	2,882
	Ferguson Enterprises Inc.	4.350%	3/15/2031	4,055	4,030
	Ferguson Enterprises Inc.	5.000%	10/3/2034	8,700	8,763
[3]	Ford Foundation	2.415%	6/1/2050	2,745	1,652
[3]	Ford Foundation	2.815%	6/1/2070	8,638	4,993
	Ford Motor Co.	4.346%	12/8/2026	10,440	10,397
	Ford Motor Co.	9.625%	4/22/2030	1,800	2,102
	Ford Motor Co.	3.250%	2/12/2032	27,765	24,249
	Ford Motor Co.	6.100%	8/19/2032	510	522
	Ford Motor Co.	4.750%	1/15/2043	42,323	33,746
	Ford Motor Co.	7.400%	11/1/2046	1,450	1,570
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	7,506	7,532
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	19,148	18,998
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	4,097	4,140
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	14,375	14,556
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	15,331	15,309
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	11,241	11,059
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	8,161	7,962
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	5,561	5,800
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,375	10,813
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	16,321	16,947
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	32,071	33,494
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,465	6,916
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	18,159	18,430
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	22,423	22,266
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	31,131	31,047
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	24,100	24,519
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	15,347	16,402
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	9,575	9,655
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	24,299	22,581
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	4,582	4,690
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	4,585	4,165
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	27,955	28,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	8,805	9,167
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	30,184	32,274
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5,802	5,555
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,250	2,145
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	11,390	12,071
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	4,750	3,896
	General Motors Co.	4.200%	10/1/2027	8,041	8,036
	General Motors Co.	6.800%	10/1/2027	8,603	8,980
	General Motors Co.	5.350%	4/15/2028	18,494	18,923
	General Motors Co.	5.000%	10/1/2028	19,371	19,692
	General Motors Co.	5.400%	10/15/2029	1,705	1,761
	General Motors Co.	5.625%	4/15/2030	18,850	19,549
	General Motors Co.	5.000%	4/1/2035	21,254	20,659
	General Motors Co.	6.250%	4/15/2035	10,880	11,444
	General Motors Co.	6.600%	4/1/2036	6,436	6,941
	General Motors Co.	5.150%	4/1/2038	14,579	13,959
	General Motors Co.	6.250%	10/2/2043	40,941	41,651
	General Motors Co.	5.200%	4/1/2045	13,782	12,398
	General Motors Co.	6.750%	4/1/2046	13,747	14,713
	General Motors Co.	5.400%	4/1/2048	10,275	9,371
	General Motors Financial Co. Inc.	4.000%	10/6/2026	28,102	28,038
	General Motors Financial Co. Inc.	4.350%	1/17/2027	18,050	18,069
	General Motors Financial Co. Inc.	5.000%	4/9/2027	13,933	14,062
	General Motors Financial Co. Inc.	5.400%	5/8/2027	22,500	22,890
	General Motors Financial Co. Inc.	5.000%	7/15/2027	3,065	3,103
	General Motors Financial Co. Inc.	5.350%	7/15/2027	9,125	9,295
	General Motors Financial Co. Inc.	2.700%	8/20/2027	22,833	22,192
	General Motors Financial Co. Inc.	3.850%	1/5/2028	7,207	7,147
	General Motors Financial Co. Inc.	5.050%	4/4/2028	4,605	4,679
	General Motors Financial Co. Inc.	2.400%	4/10/2028	19,000	18,127
	General Motors Financial Co. Inc.	5.800%	6/23/2028	16,392	16,983
	General Motors Financial Co. Inc.	5.800%	1/7/2029	25,000	25,985
	General Motors Financial Co. Inc.	5.650%	1/17/2029	3,731	3,858
	General Motors Financial Co. Inc.	4.300%	4/6/2029	16,130	16,004
	General Motors Financial Co. Inc.	5.550%	7/15/2029	40,750	42,096
	General Motors Financial Co. Inc.	4.900%	10/6/2029	29,077	29,389
	General Motors Financial Co. Inc.	5.350%	1/7/2030	38,145	39,074
	General Motors Financial Co. Inc.	5.850%	4/6/2030	23,242	24,309
	General Motors Financial Co. Inc.	3.600%	6/21/2030	8,300	7,909
	General Motors Financial Co. Inc.	5.450%	7/15/2030	14,850	15,300
	General Motors Financial Co. Inc.	2.350%	1/8/2031	10,978	9,726
	General Motors Financial Co. Inc.	5.750%	2/8/2031	12,374	12,892
	General Motors Financial Co. Inc.	2.700%	6/10/2031	29,885	26,699
	General Motors Financial Co. Inc.	5.600%	6/18/2031	10,800	11,175
	General Motors Financial Co. Inc.	3.100%	1/12/2032	6,715	6,048
	General Motors Financial Co. Inc.	5.625%	4/4/2032	14,795	15,275
	General Motors Financial Co. Inc.	6.100%	1/7/2034	7,500	7,889
	General Motors Financial Co. Inc.	5.950%	4/4/2034	8,739	9,083
	General Motors Financial Co. Inc.	5.450%	9/6/2034	14,934	15,012
	General Motors Financial Co. Inc.	5.900%	1/7/2035	18,279	18,845
	General Motors Financial Co. Inc.	6.150%	7/15/2035	5,120	5,355
	Genuine Parts Co.	6.500%	11/1/2028	6,781	7,201
	Genuine Parts Co.	4.950%	8/15/2029	18,471	18,820
	Genuine Parts Co.	2.750%	2/1/2032	3,645	3,231
	Genuine Parts Co.	6.875%	11/1/2033	5,500	6,163
[3]	George Washington University	4.300%	9/15/2044	3,944	3,402
	George Washington University	4.868%	9/15/2045	1,742	1,618
[3]	George Washington University	4.126%	9/15/2048	11,456	9,449
[3]	Georgetown University	4.315%	4/1/2049	4,837	4,065
[3]	Georgetown University	2.943%	4/1/2050	8,380	5,507
	Georgetown University	5.115%	4/1/2053	1,500	1,423
[3]	Georgetown University	5.215%	10/1/2118	2,694	2,410
	GXO Logistics Inc.	6.250%	5/6/2029	4,000	4,202
	GXO Logistics Inc.	2.650%	7/15/2031	7,000	6,239
	GXO Logistics Inc.	6.500%	5/6/2034	5,715	6,137
	Harley-Davidson Inc.	4.625%	7/28/2045	7,485	6,086
	Hasbro Inc.	3.550%	11/19/2026	5,000	4,959
	Hasbro Inc.	3.900%	11/19/2029	8,870	8,644
	Hasbro Inc.	6.050%	5/14/2034	2,500	2,617
	Hasbro Inc.	6.350%	3/15/2040	4,625	4,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	5.100%	5/15/2044	5,413	4,809
	Home Depot Inc.	2.500%	4/15/2027	24,813	24,328
	Home Depot Inc.	2.800%	9/14/2027	5,480	5,376
	Home Depot Inc.	0.900%	3/15/2028	5,000	4,663
	Home Depot Inc.	1.500%	9/15/2028	4,000	3,743
	Home Depot Inc.	3.750%	9/15/2028	7,053	7,026
	Home Depot Inc.	2.950%	6/15/2029	26,455	25,517
	Home Depot Inc.	4.750%	6/25/2029	15,100	15,470
	Home Depot Inc.	2.700%	4/15/2030	36,495	34,379
	Home Depot Inc.	3.950%	9/15/2030	6,181	6,131
	Home Depot Inc.	1.375%	3/15/2031	8,200	7,067
	Home Depot Inc.	4.850%	6/25/2031	10,200	10,518
	Home Depot Inc.	1.875%	9/15/2031	15,900	13,893
	Home Depot Inc.	3.250%	4/15/2032	39,279	36,786
	Home Depot Inc.	4.500%	9/15/2032	10,000	10,155
	Home Depot Inc.	4.950%	6/25/2034	20,478	20,973
	Home Depot Inc.	4.650%	9/15/2035	12,849	12,728
	Home Depot Inc.	5.875%	12/16/2036	59,953	65,250
	Home Depot Inc.	3.300%	4/15/2040	13,864	11,359
	Home Depot Inc.	4.200%	4/1/2043	8,212	7,153
	Home Depot Inc.	4.400%	3/15/2045	11,095	9,783
	Home Depot Inc.	4.250%	4/1/2046	16,280	13,984
	Home Depot Inc.	3.900%	6/15/2047	26,741	21,623
	Home Depot Inc.	4.500%	12/6/2048	15,173	13,353
	Home Depot Inc.	3.125%	12/15/2049	33,120	22,959
	Home Depot Inc.	3.350%	4/15/2050	28,354	20,467
	Home Depot Inc.	2.375%	3/15/2051	9,550	5,568
	Home Depot Inc.	2.750%	9/15/2051	4,130	2,605
	Home Depot Inc.	3.625%	4/15/2052	29,688	22,229
	Home Depot Inc.	4.950%	9/15/2052	12,697	11,840
	Home Depot Inc.	5.300%	6/25/2054	9,715	9,512
	Home Depot Inc.	3.500%	9/15/2056	7,210	5,154
	Honda Motor Co. Ltd.	4.436%	7/8/2028	19,100	19,211
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23,200	23,402
	Honda Motor Co. Ltd.	2.967%	3/10/2032	12,000	10,927
	Honda Motor Co. Ltd.	5.337%	7/8/2035	12,900	13,145
[3]	Howard University	5.209%	10/1/2052	3,100	2,754
	Hyatt Hotels Corp.	5.750%	1/30/2027	4,000	4,075
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,525	3,582
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,805	12,819
	Hyatt Hotels Corp.	5.250%	6/30/2029	5,625	5,771
	Hyatt Hotels Corp.	5.750%	4/23/2030	10,720	11,144
	Hyatt Hotels Corp.	5.375%	12/15/2031	8,750	8,950
	Hyatt Hotels Corp.	5.750%	3/30/2032	2,831	2,950
	Hyatt Hotels Corp.	5.500%	6/30/2034	5,800	5,938
	JD.com Inc.	3.375%	1/14/2030	8,025	7,770
	JD.com Inc.	4.125%	1/14/2050	3,250	2,677
[3]	Johns Hopkins University	4.705%	7/1/2032	7,000	7,120
[3]	Johns Hopkins University	4.083%	7/1/2053	5,300	4,318
[3]	Johns Hopkins University	2.813%	1/1/2060	325	193
	Las Vegas Sands Corp.	5.900%	6/1/2027	20,011	20,448
	Las Vegas Sands Corp.	5.625%	6/15/2028	2,825	2,888
	Las Vegas Sands Corp.	3.900%	8/8/2029	5,000	4,838
	Las Vegas Sands Corp.	6.000%	8/15/2029	6,000	6,250
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,200	5,415
	Las Vegas Sands Corp.	6.200%	8/15/2034	9,150	9,586
	Lear Corp.	3.800%	9/15/2027	626	622
	Lear Corp.	4.250%	5/15/2029	6,850	6,814
	Lear Corp.	3.500%	5/30/2030	3,800	3,638
	Lear Corp.	2.600%	1/15/2032	4,650	4,099
	Lear Corp.	5.250%	5/15/2049	11,990	10,798
	Lear Corp.	3.550%	1/15/2052	4,650	3,152
	Leggett & Platt Inc.	3.500%	11/15/2027	12,475	12,231
	Leggett & Platt Inc.	3.500%	11/15/2051	6,815	4,467
	Leland Stanford Junior University	1.289%	6/1/2027	1,075	1,031
	Leland Stanford Junior University	4.679%	3/1/2035	3,950	3,979
	Leland Stanford Junior University	3.647%	5/1/2048	11,840	9,371
	Leland Stanford Junior University	2.413%	6/1/2050	4,795	2,921
	Lennar Corp.	4.750%	11/29/2027	15,000	15,141
	Lennar Corp.	5.200%	7/30/2030	1,019	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.350%	4/1/2027	5,250	5,199
	Lowe's Cos. Inc.	3.100%	5/3/2027	12,618	12,440
	Lowe's Cos. Inc.	3.950%	10/15/2027	21,749	21,730
	Lowe's Cos. Inc.	1.300%	4/15/2028	8,725	8,158
	Lowe's Cos. Inc.	1.700%	9/15/2028	18,546	17,335
	Lowe's Cos. Inc.	4.000%	10/15/2028	23,884	23,828
	Lowe's Cos. Inc.	3.650%	4/5/2029	9,753	9,583
	Lowe's Cos. Inc.	4.500%	4/15/2030	11,609	11,757
	Lowe's Cos. Inc.	1.700%	10/15/2030	10,000	8,800
	Lowe's Cos. Inc.	4.250%	3/15/2031	27,068	26,889
	Lowe's Cos. Inc.	2.625%	4/1/2031	26,500	24,184
	Lowe's Cos. Inc.	3.750%	4/1/2032	27,250	26,045
	Lowe's Cos. Inc.	4.500%	10/15/2032	31,750	31,484
	Lowe's Cos. Inc.	5.000%	4/15/2033	2,000	2,046
	Lowe's Cos. Inc.	5.150%	7/1/2033	17,825	18,417
	Lowe's Cos. Inc.	4.850%	10/15/2035	25,288	25,080
	Lowe's Cos. Inc.	5.000%	4/15/2040	6,775	6,631
	Lowe's Cos. Inc.	2.800%	9/15/2041	13,117	9,490
	Lowe's Cos. Inc.	4.650%	4/15/2042	2,500	2,278
	Lowe's Cos. Inc.	4.250%	9/15/2044	541	437
	Lowe's Cos. Inc.	4.050%	5/3/2047	23,073	18,574
	Lowe's Cos. Inc.	4.550%	4/5/2049	14,620	12,473
	Lowe's Cos. Inc.	5.125%	4/15/2050	4,000	3,704
	Lowe's Cos. Inc.	3.000%	10/15/2050	21,668	14,002
	Lowe's Cos. Inc.	3.500%	4/1/2051	3,775	2,674
	Lowe's Cos. Inc.	4.250%	4/1/2052	38,608	31,156
	Lowe's Cos. Inc.	5.625%	4/15/2053	7,250	7,202
	Lowe's Cos. Inc.	5.750%	7/1/2053	11,668	11,770
	Lowe's Cos. Inc.	4.450%	4/1/2062	11,659	9,303
	Lowe's Cos. Inc.	5.800%	9/15/2062	9,809	9,840
	Magna International Inc.	5.050%	3/14/2029	8,007	8,202
	Magna International Inc.	2.450%	6/15/2030	5,000	4,608
	Magna International Inc.	5.500%	3/21/2033	5,500	5,713
	Magna International Inc.	5.875%	6/1/2035	9,448	9,953
	Marriott International Inc.	4.200%	7/15/2027	924	927
	Marriott International Inc.	5.550%	10/15/2028	18,830	19,566
[3]	Marriott International Inc.	4.650%	12/1/2028	15,073	15,266
	Marriott International Inc.	4.900%	4/15/2029	16,000	16,335
	Marriott International Inc.	4.875%	5/15/2029	8,500	8,660
	Marriott International Inc.	4.800%	3/15/2030	6,150	6,256
[3]	Marriott International Inc.	4.625%	6/15/2030	16,100	16,253
[3]	Marriott International Inc.	2.850%	4/15/2031	21,200	19,508
	Marriott International Inc.	4.500%	10/15/2031	2,175	2,165
[3]	Marriott International Inc.	3.500%	10/15/2032	8,471	7,846
[3]	Marriott International Inc.	2.750%	10/15/2033	2,500	2,168
	Marriott International Inc.	5.300%	5/15/2034	7,000	7,184
	Marriott International Inc.	5.350%	3/15/2035	13,795	14,102
	Marriott International Inc.	5.250%	10/15/2035	2,993	3,021
	Marriott International Inc.	5.500%	4/15/2037	15,684	16,022
	Masco Corp.	3.500%	11/15/2027	8,550	8,423
	Masco Corp.	1.500%	2/15/2028	5,000	4,706
	Masco Corp.	2.000%	10/1/2030	3,175	2,838
	Masco Corp.	2.000%	2/15/2031	9,000	7,891
	Masco Corp.	4.500%	5/15/2047	3,546	2,960
	Masco Corp.	3.125%	2/15/2051	4,000	2,593
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	145	134
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	5,580	3,841
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	5,687	3,315
	Massachusetts Institute of Technology	3.067%	4/1/2052	5,300	3,653
	Massachusetts Institute of Technology	5.618%	6/1/2055	3,000	3,169
	Massachusetts Institute of Technology	5.600%	7/1/2111	15,386	15,533
	Massachusetts Institute of Technology	4.678%	7/1/2114	14,957	12,780
	Massachusetts Institute of Technology	3.885%	7/1/2116	2,265	1,620
	Mattel Inc.	5.450%	11/1/2041	3,596	3,312
[3]	McDonald's Corp.	3.500%	3/1/2027	8,960	8,898
[3]	McDonald's Corp.	3.500%	7/1/2027	9,000	8,930
[3]	McDonald's Corp.	3.800%	4/1/2028	11,475	11,424
	McDonald's Corp.	4.800%	8/14/2028	12,000	12,250
[3]	McDonald's Corp.	5.000%	5/17/2029	6,200	6,382
[3]	McDonald's Corp.	2.625%	9/1/2029	13,389	12,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	McDonald's Corp.	2.125%	3/1/2030	16,996	15,586
	McDonald's Corp.	4.600%	5/15/2030	2,530	2,571
[3]	McDonald's Corp.	3.600%	7/1/2030	18,716	18,269
	McDonald's Corp.	4.400%	2/12/2031	3,265	3,274
[3]	McDonald's Corp.	4.600%	9/9/2032	2,063	2,091
	McDonald's Corp.	4.950%	8/14/2033	7,000	7,215
	McDonald's Corp.	4.950%	3/3/2035	34,146	34,582
[3]	McDonald's Corp.	4.700%	12/9/2035	7,869	7,817
	McDonald's Corp.	5.000%	2/13/2036	13,636	13,739
[3]	McDonald's Corp.	6.300%	3/1/2038	8,053	8,917
[3]	McDonald's Corp.	5.700%	2/1/2039	7,793	8,289
[3]	McDonald's Corp.	4.600%	5/26/2045	13,860	12,421
[3]	McDonald's Corp.	4.875%	12/9/2045	20,000	18,502
[3]	McDonald's Corp.	4.450%	3/1/2047	11,327	9,808
[3]	McDonald's Corp.	3.625%	9/1/2049	5,865	4,393
[3]	McDonald's Corp.	4.200%	4/1/2050	15,871	13,041
[3]	McDonald's Corp.	5.150%	9/9/2052	15,060	14,238
	McDonald's Corp.	5.450%	8/14/2053	4,255	4,212
	MDC Holdings Inc.	3.850%	1/15/2030	9,000	8,642
	MDC Holdings Inc.	2.500%	1/15/2031	4,100	3,621
	MDC Holdings Inc.	6.000%	1/15/2043	7,400	7,032
[8]	Mercedes-Benz Finance North America LLC	2.625%	3/10/2030	1,000	931
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	8,820	10,504
[8]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	4,000	3,600
	Meritage Homes Corp.	5.650%	3/15/2035	2,531	2,571
	Mohawk Industries Inc.	5.850%	9/18/2028	4,000	4,179
	Mohawk Industries Inc.	3.625%	5/15/2030	5,625	5,428
	NIKE Inc.	2.375%	11/1/2026	7,270	7,153
	NIKE Inc.	2.750%	3/27/2027	7,374	7,262
	NIKE Inc.	2.850%	3/27/2030	19,749	18,757
	NIKE Inc.	3.250%	3/27/2040	16,349	13,273
	NIKE Inc.	3.375%	11/1/2046	8,325	6,246
	NIKE Inc.	3.375%	3/27/2050	21,340	15,507
[3]	Northeastern University	2.894%	10/1/2050	3,140	2,144
	Northwestern University	4.940%	12/1/2035	6,090	6,246
[3]	Northwestern University	4.643%	12/1/2044	9,550	9,106
[3]	Northwestern University	2.640%	12/1/2050	3,000	1,901
[3]	Northwestern University	3.662%	12/1/2057	2,100	1,548
	NVR Inc.	3.000%	5/15/2030	9,072	8,575
	O'Reilly Automotive Inc.	5.750%	11/20/2026	3,500	3,560
	O'Reilly Automotive Inc.	3.600%	9/1/2027	24,495	24,275
	O'Reilly Automotive Inc.	4.350%	6/1/2028	1,675	1,685
	O'Reilly Automotive Inc.	3.900%	6/1/2029	11,216	11,097
	O'Reilly Automotive Inc.	4.200%	4/1/2030	17,950	17,894
	O'Reilly Automotive Inc.	1.750%	3/15/2031	3,125	2,723
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,000	9,077
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7,589	7,656
	Owens Corning	5.500%	6/15/2027	2,500	2,554
	Owens Corning	3.950%	8/15/2029	4,100	4,049
	Owens Corning	3.875%	6/1/2030	4,275	4,178
	Owens Corning	5.700%	6/15/2034	9,255	9,747
	Owens Corning	7.000%	12/1/2036	1,787	2,044
	Owens Corning	4.300%	7/15/2047	8,075	6,672
	Owens Corning	4.400%	1/30/2048	4,100	3,408
	Owens Corning	5.950%	6/15/2054	10,200	10,520
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	12,700	12,767
	President & Fellows of Harvard College	4.875%	10/15/2040	3,680	3,639
	President & Fellows of Harvard College	3.150%	7/15/2046	6,300	4,656
	President & Fellows of Harvard College	2.517%	10/15/2050	6,565	4,065
	President & Fellows of Harvard College	3.745%	11/15/2052	5,300	4,149
	President & Fellows of Harvard College	3.300%	7/15/2056	10,780	7,544
	PulteGroup Inc.	5.000%	1/15/2027	6,780	6,841
	PulteGroup Inc.	6.375%	5/15/2033	9,090	9,921
	PulteGroup Inc.	6.000%	2/15/2035	2,000	2,147
	PVH Corp.	5.500%	6/13/2030	15,575	15,877
	Ralph Lauren Corp.	2.950%	6/15/2030	8,000	7,557
	Ralph Lauren Corp.	5.000%	6/15/2032	14,650	15,008
[3]	Rockefeller Foundation	2.492%	10/1/2050	10,100	6,224
	Rollins Inc.	5.250%	2/24/2035	2,707	2,753
	Ross Stores Inc.	1.875%	4/15/2031	10,000	8,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	3,823	4,047
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	11,412	11,233
[6]	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	17,800	17,914
	Sands China Ltd.	2.300%	3/8/2027	7,600	7,382
	Sands China Ltd.	5.400%	8/8/2028	21,200	21,661
	Sands China Ltd.	2.850%	3/8/2029	7,100	6,686
	Sands China Ltd.	4.375%	6/18/2030	7,600	7,475
	Sands China Ltd.	3.250%	8/8/2031	6,525	5,997
	Snap-on Inc.	3.250%	3/1/2027	4,475	4,423
	Snap-on Inc.	4.100%	3/1/2048	4,600	3,831
	Snap-on Inc.	3.100%	5/1/2050	5,225	3,608
	Stanley Black & Decker Inc.	2.300%	3/15/2030	13,300	12,113
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5,248	4,579
	Stanley Black & Decker Inc.	2.750%	11/15/2050	10,000	5,930
	Starbucks Corp.	4.850%	2/8/2027	11,300	11,412
	Starbucks Corp.	2.000%	3/12/2027	10,000	9,711
	Starbucks Corp.	4.500%	5/15/2028	5,520	5,573
	Starbucks Corp.	3.550%	8/15/2029	9,951	9,749
	Starbucks Corp.	2.250%	3/12/2030	16,721	15,362
	Starbucks Corp.	4.800%	5/15/2030	10,951	11,175
	Starbucks Corp.	2.550%	11/15/2030	30,532	28,031
	Starbucks Corp.	4.900%	2/15/2031	5,050	5,195
	Starbucks Corp.	3.000%	2/14/2032	10,000	9,192
	Starbucks Corp.	4.800%	2/15/2033	17,000	17,229
	Starbucks Corp.	5.000%	2/15/2034	8,537	8,718
	Starbucks Corp.	5.400%	5/15/2035	14,387	14,918
	Starbucks Corp.	3.750%	12/1/2047	6,000	4,556
	Starbucks Corp.	4.500%	11/15/2048	3,801	3,239
	Starbucks Corp.	3.350%	3/12/2050	2,156	1,495
	Starbucks Corp.	3.500%	11/15/2050	6,000	4,279
[3]	Tapestry Inc.	4.125%	7/15/2027	2,796	2,794
	Tapestry Inc.	5.100%	3/11/2030	11,934	12,213
	Tapestry Inc.	5.500%	3/11/2035	6,918	7,070
	Thomas Jefferson University	3.847%	11/1/2057	3,679	2,635
	TJX Cos. Inc.	1.150%	5/15/2028	7,550	7,031
	TJX Cos. Inc.	3.875%	4/15/2030	10,541	10,444
	TJX Cos. Inc.	1.600%	5/15/2031	5,306	4,642
	TJX Cos. Inc.	4.500%	4/15/2050	17,238	15,237
	Toll Brothers Finance Corp.	4.350%	2/15/2028	12,935	12,958
	Toll Brothers Finance Corp.	3.800%	11/1/2029	1,000	980
	Toll Brothers Finance Corp.	5.600%	6/15/2035	6,645	6,813
	Toyota Motor Corp.	4.186%	6/30/2027	10,114	10,162
	Toyota Motor Corp.	5.118%	7/13/2028	9,487	9,777
	Toyota Motor Corp.	3.669%	7/20/2028	6,390	6,370
	Toyota Motor Corp.	2.760%	7/2/2029	7,000	6,688
	Toyota Motor Corp.	4.450%	6/30/2030	8,550	8,640
	Toyota Motor Corp.	2.362%	3/25/2031	5,000	4,533
	Toyota Motor Corp.	5.123%	7/13/2033	2,000	2,086
	Toyota Motor Corp.	5.053%	6/30/2035	3,800	3,890
	Toyota Motor Credit Corp.	5.400%	11/20/2026	10,210	10,371
	Toyota Motor Credit Corp.	4.600%	1/8/2027	16,758	16,896
[3]	Toyota Motor Credit Corp.	3.200%	1/11/2027	7,032	6,966
[3]	Toyota Motor Credit Corp.	5.000%	3/19/2027	8,350	8,479
	Toyota Motor Credit Corp.	4.500%	5/14/2027	12,000	12,111
[3]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,277	8,832
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	5,750	5,797
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,735	6,942
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	11,475	11,246
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	7,700	7,330
	Toyota Motor Credit Corp.	4.050%	9/5/2028	20,500	20,556
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	11,500	11,901
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	7,500	7,635
	Toyota Motor Credit Corp.	3.650%	1/8/2029	6,960	6,882
	Toyota Motor Credit Corp.	5.050%	5/16/2029	10,500	10,836
	Toyota Motor Credit Corp.	4.950%	1/9/2030	15,900	16,376
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	9,575	8,820
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	15,000	14,524
	Toyota Motor Credit Corp.	4.800%	5/15/2030	10,625	10,882
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	19,889	20,198
	Toyota Motor Credit Corp.	5.550%	11/20/2030	10,000	10,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	5,000	4,379
	Toyota Motor Credit Corp.	5.100%	3/21/2031	15,200	15,767
	Toyota Motor Credit Corp.	1.900%	9/12/2031	16,000	13,950
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,750	21,013
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	2,000	1,783
	Toyota Motor Credit Corp.	4.650%	9/3/2032	12,100	12,193
	Toyota Motor Credit Corp.	4.700%	1/12/2033	2,500	2,532
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,662	7,788
	Toyota Motor Credit Corp.	5.350%	1/9/2035	16,656	17,407
	Tractor Supply Co.	1.750%	11/1/2030	5,750	5,054
	Tractor Supply Co.	5.250%	5/15/2033	3,500	3,609
[3]	Trustees of Boston College	3.129%	7/1/2052	4,050	2,846
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,000	3,922
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,531
	Trustees of Princeton University	5.700%	3/1/2039	5,830	6,277
[3]	Trustees of Princeton University	2.516%	7/1/2050	7,575	4,798
	Trustees of Princeton University	4.201%	3/1/2052	3,300	2,798
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	3,750	2,246
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,798	4,064
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	60	39
[3]	University of Chicago	2.547%	4/1/2050	8,050	5,221
[3]	University of Chicago	4.003%	10/1/2053	5,300	4,225
[3]	University of Miami	4.063%	4/1/2052	5,550	4,478
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	8,925	6,985
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	2,710	2,044
[3]	University of Southern California	3.028%	10/1/2039	9,251	7,650
[3]	University of Southern California	3.841%	10/1/2047	9,550	7,683
[3]	University of Southern California	2.945%	10/1/2051	12,400	8,231
	University of Southern California	4.976%	10/1/2053	3,200	3,022
	University of Southern California	5.250%	10/1/2111	2,250	2,126
[3]	University of Southern California	3.226%	10/1/2120	1,975	1,168
[3]	Washington University	3.524%	4/15/2054	5,620	4,121
	Washington University	4.349%	4/15/2122	5,760	4,485
[3]	William Marsh Rice University	3.574%	5/15/2045	8,510	6,847
[3]	Yale University	1.482%	4/15/2030	5,300	4,737
[3]	Yale University	2.402%	4/15/2050	15,075	9,169
					5,605,885
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	4,325	4,710
	Altria Group Inc.	6.200%	11/1/2028	18,450	19,484
	Altria Group Inc.	4.800%	2/14/2029	25,775	26,180
	Altria Group Inc.	3.400%	5/6/2030	9,000	8,644
	Altria Group Inc.	4.500%	8/6/2030	4,863	4,879
	Altria Group Inc.	2.450%	2/4/2032	12,350	10,870
	Altria Group Inc.	6.875%	11/1/2033	5,000	5,650
	Altria Group Inc.	5.625%	2/6/2035	5,875	6,100
	Altria Group Inc.	5.250%	8/6/2035	5,682	5,744
	Altria Group Inc.	5.800%	2/14/2039	15,760	16,339
	Altria Group Inc.	3.400%	2/4/2041	26,500	20,547
	Altria Group Inc.	4.250%	8/9/2042	10,376	8,722
	Altria Group Inc.	4.500%	5/2/2043	15,849	13,644
	Altria Group Inc.	5.375%	1/31/2044	3,000	2,944
	Altria Group Inc.	3.875%	9/16/2046	23,289	17,810
	Altria Group Inc.	5.950%	2/14/2049	27,928	28,566
	Altria Group Inc.	4.450%	5/6/2050	9,990	8,117
	Altria Group Inc.	3.700%	2/4/2051	17,557	12,658
	Altria Group Inc.	6.200%	2/14/2059	2,521	2,603
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	89,302	88,223
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	131,931	123,483
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	9,575	9,428
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	21,742	20,304
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	66,642	68,004
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	33,870	32,969
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	7,650	7,889
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	28,575	36,913
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	24,281	25,068
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	1,500	1,924
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,776	8,443
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	28,782	25,024

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	66,998	67,770
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	33,180	34,586
Archer-Daniels-Midland Co.	2.900%	3/1/2032	14,837	13,554
Archer-Daniels-Midland Co.	5.935%	10/1/2032	530	577
Archer-Daniels-Midland Co.	4.500%	3/15/2049	13,325	11,635
Avery Dennison Corp.	4.875%	12/6/2028	6,887	7,023
Avery Dennison Corp.	2.650%	4/30/2030	8,200	7,610
Avery Dennison Corp.	5.750%	3/15/2033	6,900	7,289
BAT Capital Corp.	4.700%	4/2/2027	26,873	27,058
BAT Capital Corp.	3.557%	8/15/2027	20,619	20,409
BAT Capital Corp.	2.259%	3/25/2028	45,625	43,580
BAT Capital Corp.	3.462%	9/6/2029	7,693	7,453
BAT Capital Corp.	4.906%	4/2/2030	11,805	12,029
BAT Capital Corp.	6.343%	8/2/2030	12,000	12,954
BAT Capital Corp.	5.834%	2/20/2031	10,000	10,576
BAT Capital Corp.	2.726%	3/25/2031	24,000	21,941
BAT Capital Corp.	4.742%	3/16/2032	11,100	11,153
BAT Capital Corp.	5.350%	8/15/2032	11,871	12,280
BAT Capital Corp.	4.625%	3/22/2033	10,000	9,896
BAT Capital Corp.	6.421%	8/2/2033	13,905	15,258
BAT Capital Corp.	6.000%	2/20/2034	10,003	10,676
BAT Capital Corp.	5.625%	8/15/2035	12,768	13,254
BAT Capital Corp.	4.390%	8/15/2037	34,975	32,034
BAT Capital Corp.	7.079%	8/2/2043	12,000	13,537
BAT Capital Corp.	4.540%	8/15/2047	23,406	19,632
BAT Capital Corp.	5.282%	4/2/2050	8,450	7,693
BAT Capital Corp.	5.650%	3/16/2052	6,250	5,977
BAT Capital Corp.	7.081%	8/2/2053	15,000	17,144
BAT Capital Corp.	6.250%	8/15/2055	8,661	9,063
BAT International Finance plc	4.448%	3/16/2028	10,500	10,561
BAT International Finance plc	5.931%	2/2/2029	30,600	32,137
Brown-Forman Corp.	4.750%	4/15/2033	12,000	12,139
Brown-Forman Corp.	4.500%	7/15/2045	3,895	3,439
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	3,750	3,728
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	12,055	12,067
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	12,250	11,231
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	11,945	11,712
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	15,000	15,171
Campbell's Co.	5.200%	3/19/2027	6,000	6,092
Campbell's Co.	4.150%	3/15/2028	11,950	11,938
Campbell's Co.	5.200%	3/21/2029	16,400	16,849
Campbell's Co.	2.375%	4/24/2030	5,450	4,981
Campbell's Co.	5.400%	3/21/2034	11,383	11,661
Campbell's Co.	4.750%	3/23/2035	13,025	12,624
Campbell's Co.	5.250%	10/13/2054	3,000	2,787
Church & Dwight Co. Inc.	3.150%	8/1/2027	3,575	3,527
Church & Dwight Co. Inc.	3.950%	8/1/2047	3,350	2,680
Church & Dwight Co. Inc.	5.000%	6/15/2052	8,000	7,444
Clorox Co.	3.100%	10/1/2027	6,100	5,990
Clorox Co.	3.900%	5/15/2028	3,500	3,488
Clorox Co.	1.800%	5/15/2030	9,313	8,351
Clorox Co.	4.600%	5/1/2032	4,000	4,044
Coca-Cola Co.	1.450%	6/1/2027	17,848	17,188
Coca-Cola Co.	1.000%	3/15/2028	8,000	7,496
Coca-Cola Co.	3.450%	3/25/2030	10,125	9,877
Coca-Cola Co.	1.650%	6/1/2030	35,093	31,546
Coca-Cola Co.	2.000%	3/5/2031	19,400	17,439
Coca-Cola Co.	1.375%	3/15/2031	14,400	12,524
Coca-Cola Co.	2.250%	1/5/2032	12,600	11,276
Coca-Cola Co.	5.000%	5/13/2034	7,500	7,798
Coca-Cola Co.	4.650%	8/14/2034	16,358	16,630
Coca-Cola Co.	2.500%	6/1/2040	12,100	8,997
Coca-Cola Co.	2.875%	5/5/2041	6,000	4,615
Coca-Cola Co.	2.600%	6/1/2050	21,475	13,599
Coca-Cola Co.	3.000%	3/5/2051	8,100	5,525
Coca-Cola Co.	2.500%	3/15/2051	17,325	10,592
Coca-Cola Co.	5.300%	5/13/2054	4,827	4,806
Coca-Cola Co.	5.200%	1/14/2055	27,348	26,814
Coca-Cola Co.	5.400%	5/13/2064	19,825	19,729
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	8,350	8,634

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	3,392	3,548
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	13,600	12,773
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	4,275	3,564
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,154	6,198
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	10,800	10,521
Colgate-Palmolive Co.	3.100%	8/15/2027	5,000	4,943
Colgate-Palmolive Co.	4.600%	3/1/2028	10,000	10,173
Colgate-Palmolive Co.	3.250%	8/15/2032	10,000	9,378
Conagra Brands Inc.	5.300%	10/1/2026	7,309	7,381
Conagra Brands Inc.	1.375%	11/1/2027	19,822	18,677
Conagra Brands Inc.	4.850%	11/1/2028	15,450	15,618
Conagra Brands Inc.	5.000%	8/1/2030	5,250	5,304
Conagra Brands Inc.	5.750%	8/1/2035	3,200	3,258
Conagra Brands Inc.	5.300%	11/1/2038	21,530	20,673
Conagra Brands Inc.	5.400%	11/1/2048	4,317	3,946
Constellation Brands Inc.	3.700%	12/6/2026	17,788	17,698
Constellation Brands Inc.	3.500%	5/9/2027	13,275	13,146
Constellation Brands Inc.	4.350%	5/9/2027	5,636	5,651
Constellation Brands Inc.	3.600%	2/15/2028	7,070	6,975
Constellation Brands Inc.	4.800%	1/15/2029	7,500	7,611
Constellation Brands Inc.	3.150%	8/1/2029	9,700	9,308
Constellation Brands Inc.	2.875%	5/1/2030	5,808	5,434
Constellation Brands Inc.	4.800%	5/1/2030	1,750	1,775
Constellation Brands Inc.	2.250%	8/1/2031	4,235	3,733
Constellation Brands Inc.	4.750%	5/9/2032	5,000	5,028
Constellation Brands Inc.	4.900%	5/1/2033	18,000	18,167
Constellation Brands Inc.	4.500%	5/9/2047	7,883	6,612
Constellation Brands Inc.	4.100%	2/15/2048	4,550	3,589
Constellation Brands Inc.	5.250%	11/15/2048	4,375	4,074
Constellation Brands Inc.	3.750%	5/1/2050	7,925	5,818
Costco Wholesale Corp.	3.000%	5/18/2027	15,732	15,547
Costco Wholesale Corp.	1.375%	6/20/2027	7,055	6,780
Costco Wholesale Corp.	1.600%	4/20/2030	42,373	38,209
Costco Wholesale Corp.	1.750%	4/20/2032	16,558	14,335
Delhaize America LLC	9.000%	4/15/2031	1,930	2,306
Diageo Capital plc	5.300%	10/24/2027	7,080	7,257
Diageo Capital plc	2.375%	10/24/2029	1,000	936
Diageo Capital plc	2.000%	4/29/2030	8,460	7,688
Diageo Capital plc	2.125%	4/29/2032	9,824	8,500
Diageo Capital plc	5.500%	1/24/2033	14,000	14,739
Diageo Capital plc	5.625%	10/5/2033	10,325	10,970
Diageo Capital plc	5.875%	9/30/2036	1,500	1,626
Diageo Capital plc	3.875%	4/29/2043	17,969	14,897
Diageo Investment Corp.	5.125%	8/15/2030	7,846	8,130
Diageo Investment Corp.	5.625%	4/15/2035	5,286	5,610
Diageo Investment Corp.	7.450%	4/15/2035	1,450	1,744
Diageo Investment Corp.	4.250%	5/11/2042	1,512	1,320
Dollar General Corp.	4.625%	11/1/2027	6,722	6,776
Dollar General Corp.	4.125%	5/1/2028	4,475	4,456
Dollar General Corp.	5.200%	7/5/2028	2,331	2,386
Dollar General Corp.	3.500%	4/3/2030	4,464	4,289
Dollar General Corp.	5.000%	11/1/2032	11,111	11,227
Dollar General Corp.	5.450%	7/5/2033	8,900	9,228
Dollar General Corp.	4.125%	4/3/2050	7,812	6,166
Dollar General Corp.	5.500%	11/1/2052	10,000	9,591
Dollar Tree Inc.	4.200%	5/15/2028	22,112	22,046
Dollar Tree Inc.	2.650%	12/1/2031	7,784	6,941
Dollar Tree Inc.	3.375%	12/1/2051	14,175	9,523
Estee Lauder Cos. Inc.	4.375%	5/15/2028	5,000	5,036
Estee Lauder Cos. Inc.	2.600%	4/15/2030	15,600	14,541
Estee Lauder Cos. Inc.	1.950%	3/15/2031	11,000	9,711
Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,362	7,381
Estee Lauder Cos. Inc.	6.000%	5/15/2037	8,000	8,715
Estee Lauder Cos. Inc.	3.125%	12/1/2049	3,902	2,593
Flowers Foods Inc.	3.500%	10/1/2026	3,500	3,468
Flowers Foods Inc.	2.400%	3/15/2031	11,381	10,102
Flowers Foods Inc.	6.200%	3/15/2055	4,700	4,661
General Mills Inc.	3.200%	2/10/2027	12,065	11,923
General Mills Inc.	4.200%	4/17/2028	32,580	32,632
General Mills Inc.	4.875%	1/30/2030	8,250	8,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	2.875%	4/15/2030	6,891	6,473
	General Mills Inc.	4.950%	3/29/2033	14,987	15,191
	General Mills Inc.	5.250%	1/30/2035	20,300	20,658
	General Mills Inc.	5.400%	6/15/2040	5,050	5,034
	Haleon US Capital LLC	3.375%	3/24/2027	29,175	28,885
	Haleon US Capital LLC	3.375%	3/24/2029	11,650	11,350
	Haleon US Capital LLC	3.625%	3/24/2032	29,500	27,950
	Haleon US Capital LLC	4.000%	3/24/2052	9,625	7,671
	Hershey Co.	4.250%	5/4/2028	6,427	6,492
	Hershey Co.	4.750%	2/24/2030	4,050	4,148
	Hershey Co.	4.500%	5/4/2033	6,670	6,692
	Hershey Co.	5.100%	2/24/2035	10,000	10,291
	Hormel Foods Corp.	4.800%	3/30/2027	6,000	6,069
	Hormel Foods Corp.	1.700%	6/3/2028	14,000	13,186
	Hormel Foods Corp.	1.800%	6/11/2030	8,575	7,700
	Hormel Foods Corp.	3.050%	6/3/2051	10,002	6,693
	Ingredion Inc.	3.200%	10/1/2026	5,041	4,987
	Ingredion Inc.	2.900%	6/1/2030	8,075	7,573
	Ingredion Inc.	3.900%	6/1/2050	1,650	1,231
	J M Smucker Co.	2.375%	3/15/2030	7,875	7,272
	J M Smucker Co.	6.200%	11/15/2033	12,000	13,027
	J M Smucker Co.	4.250%	3/15/2035	4,550	4,293
	J M Smucker Co.	6.500%	11/15/2043	9,270	10,109
	J M Smucker Co.	6.500%	11/15/2053	14,800	16,343
	JBS USA Holding Lux Sarl	3.000%	2/2/2029	3,057	2,929
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	7,000	6,612
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	3,000	2,681
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	19,801	20,665
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	17,401	19,238
[8]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	11,050	11,246
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	24,625	19,383
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	22,700	23,927
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	10,466	11,981
[8]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	17,955	18,406
[8]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	11,700	12,036
[8]	JBS USA LUX Sarl	5.950%	4/20/2035	11,450	12,032
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	17,354	18,120
	Kellanova	3.400%	11/15/2027	10,475	10,352
	Kellanova	4.300%	5/15/2028	4,850	4,884
[3]	Kellanova	7.450%	4/1/2031	8,000	9,168
	Kellanova	4.500%	4/1/2046	7,650	6,719
	Kellanova	5.750%	5/16/2054	3,250	3,286
	Kenvue Inc.	5.050%	3/22/2028	10,500	10,730
	Kenvue Inc.	5.000%	3/22/2030	12,000	12,329
	Kenvue Inc.	4.850%	5/22/2032	7,950	8,062
	Kenvue Inc.	4.900%	3/22/2033	24,105	24,507
	Kenvue Inc.	5.100%	3/22/2043	14,800	14,283
	Kenvue Inc.	5.050%	3/22/2053	16,000	14,875
	Kenvue Inc.	5.200%	3/22/2063	8,200	7,597
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	6,110	6,172
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	8,500	8,386
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	17,535	17,249
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	23,750	22,402
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,000	2,002
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	3,000	2,646
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	8,450	8,642
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	11,000	10,516
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	11,810	11,933
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	26,350	26,114
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	4,608	3,805
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	4,000	3,245
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,100	5,167
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	3,750	2,481
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	16,000	12,908
	Kimberly-Clark Corp.	3.200%	4/25/2029	7,875	7,678
	Kimberly-Clark Corp.	2.000%	11/2/2031	7,200	6,419
	Kimberly-Clark Corp.	5.300%	3/1/2041	8,275	8,387
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	2,123	2,208
	Kraft Heinz Foods Co.	3.875%	5/15/2027	16,218	16,152
	Kraft Heinz Foods Co.	3.750%	4/1/2030	4,050	3,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	5.400%	3/15/2035	4,000	4,086
	Kraft Heinz Foods Co.	5.000%	7/15/2035	10,900	10,829
	Kraft Heinz Foods Co.	6.875%	1/26/2039	8,000	8,923
	Kraft Heinz Foods Co.	4.625%	10/1/2039	10,000	9,113
	Kraft Heinz Foods Co.	6.500%	2/9/2040	6,875	7,422
	Kraft Heinz Foods Co.	5.000%	6/4/2042	11,625	10,735
	Kraft Heinz Foods Co.	5.200%	7/15/2045	17,050	15,763
	Kraft Heinz Foods Co.	4.375%	6/1/2046	41,586	34,598
	Kraft Heinz Foods Co.	4.875%	10/1/2049	11,500	10,057
	Kraft Heinz Foods Co.	5.500%	6/1/2050	10,450	9,881
	Kroger Co.	2.650%	10/15/2026	4,107	4,049
	Kroger Co.	4.500%	1/15/2029	1,435	1,452
[3]	Kroger Co.	7.700%	6/1/2029	4,025	4,479
	Kroger Co.	8.000%	9/15/2029	6,150	6,936
	Kroger Co.	2.200%	5/1/2030	5,031	4,601
	Kroger Co.	1.700%	1/15/2031	6,102	5,334
	Kroger Co.	7.500%	4/1/2031	1,125	1,288
	Kroger Co.	5.000%	9/15/2034	29,730	29,970
	Kroger Co.	6.900%	4/15/2038	3,327	3,816
	Kroger Co.	5.400%	7/15/2040	4,010	4,008
	Kroger Co.	5.000%	4/15/2042	4,524	4,289
	Kroger Co.	5.150%	8/1/2043	2,350	2,229
	Kroger Co.	3.875%	10/15/2046	14,619	11,431
	Kroger Co.	4.450%	2/1/2047	17,409	14,828
	Kroger Co.	4.650%	1/15/2048	3,191	2,769
	Kroger Co.	5.400%	1/15/2049	7,185	6,921
	Kroger Co.	3.950%	1/15/2050	7,745	6,017
	Kroger Co.	5.500%	9/15/2054	19,212	18,713
	Kroger Co.	5.650%	9/15/2064	18,314	17,890
	McCormick & Co. Inc.	3.400%	8/15/2027	10,500	10,379
	McCormick & Co. Inc.	1.850%	2/15/2031	9,390	8,224
	McCormick & Co. Inc.	4.950%	4/15/2033	5,000	5,085
	McCormick & Co. Inc.	4.700%	10/15/2034	6,250	6,129
	Molson Coors Beverage Co.	5.000%	5/1/2042	10,925	10,203
	Molson Coors Beverage Co.	4.200%	7/15/2046	20,725	16,855
	Mondelez International Inc.	2.625%	3/17/2027	6,000	5,878
	Mondelez International Inc.	4.250%	5/6/2028	8,300	8,336
	Mondelez International Inc.	4.125%	5/7/2028	7,500	7,509
	Mondelez International Inc.	4.750%	2/20/2029	20,650	21,100
	Mondelez International Inc.	2.750%	4/13/2030	9,006	8,444
	Mondelez International Inc.	1.500%	2/4/2031	5,100	4,424
	Mondelez International Inc.	3.000%	3/17/2032	7,750	7,102
	Mondelez International Inc.	1.875%	10/15/2032	14,245	12,181
	Mondelez International Inc.	5.125%	5/6/2035	4,000	4,075
	Mondelez International Inc.	2.625%	9/4/2050	15,275	9,264
	PepsiCo Inc.	2.375%	10/6/2026	37,221	36,687
	PepsiCo Inc.	5.125%	11/10/2026	5,000	5,064
	PepsiCo Inc.	2.625%	3/19/2027	17,500	17,204
	PepsiCo Inc.	3.000%	10/15/2027	37,525	36,949
	PepsiCo Inc.	4.450%	5/15/2028	10,675	10,843
	PepsiCo Inc.	4.100%	1/15/2029	12,550	12,597
	PepsiCo Inc.	7.000%	3/1/2029	3,527	3,858
	PepsiCo Inc.	2.625%	7/29/2029	6,909	6,576
	PepsiCo Inc.	2.750%	3/19/2030	27,510	25,994
	PepsiCo Inc.	1.625%	5/1/2030	16,520	14,819
	PepsiCo Inc.	4.300%	7/23/2030	6,000	6,038
	PepsiCo Inc.	1.400%	2/25/2031	9,200	7,994
	PepsiCo Inc.	1.950%	10/21/2031	19,900	17,494
	PepsiCo Inc.	3.900%	7/18/2032	8,951	8,738
	PepsiCo Inc.	4.650%	7/23/2032	9,900	10,051
	PepsiCo Inc.	5.000%	2/7/2035	8,635	8,833
	PepsiCo Inc.	5.000%	7/23/2035	26,500	26,965
	PepsiCo Inc.	5.500%	1/15/2040	6,500	6,846
	PepsiCo Inc.	3.500%	3/19/2040	9,500	8,041
	PepsiCo Inc.	2.625%	10/21/2041	6,353	4,623
	PepsiCo Inc.	4.000%	3/5/2042	3,900	3,387
	PepsiCo Inc.	3.600%	8/13/2042	4,100	3,348
	PepsiCo Inc.	4.250%	10/22/2044	3,525	3,092
	PepsiCo Inc.	4.450%	4/14/2046	6,925	6,191
	PepsiCo Inc.	3.450%	10/6/2046	15,075	11,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.375%	7/29/2049	14,020	10,256
	PepsiCo Inc.	2.875%	10/15/2049	9,400	6,307
	PepsiCo Inc.	3.625%	3/19/2050	16,308	12,489
	PepsiCo Inc.	2.750%	10/21/2051	10,500	6,725
	PepsiCo Inc.	4.200%	7/18/2052	10,760	8,958
	PepsiCo Inc.	4.650%	2/15/2053	5,000	4,476
	PepsiCo Inc.	5.250%	7/17/2054	16,100	15,856
	PepsiCo Inc.	3.875%	3/19/2060	2,000	1,553
	Philip Morris International Inc.	4.750%	2/12/2027	9,000	9,086
	Philip Morris International Inc.	3.125%	8/17/2027	11,934	11,755
	Philip Morris International Inc.	4.375%	11/1/2027	4,450	4,482
	Philip Morris International Inc.	5.125%	11/17/2027	15,000	15,324
	Philip Morris International Inc.	4.875%	2/15/2028	29,973	30,505
	Philip Morris International Inc.	4.125%	4/28/2028	8,250	8,265
	Philip Morris International Inc.	5.250%	9/7/2028	5,000	5,160
	Philip Morris International Inc.	4.875%	2/13/2029	8,735	8,920
	Philip Morris International Inc.	4.625%	11/1/2029	9,250	9,392
	Philip Morris International Inc.	5.625%	11/17/2029	20,200	21,269
	Philip Morris International Inc.	5.125%	2/15/2030	27,345	28,260
	Philip Morris International Inc.	4.375%	4/30/2030	9,375	9,420
	Philip Morris International Inc.	2.100%	5/1/2030	8,250	7,518
	Philip Morris International Inc.	5.500%	9/7/2030	13,494	14,191
	Philip Morris International Inc.	1.750%	11/1/2030	10,199	9,022
	Philip Morris International Inc.	5.125%	2/13/2031	16,000	16,552
	Philip Morris International Inc.	4.750%	11/1/2031	9,000	9,153
	Philip Morris International Inc.	5.750%	11/17/2032	30,000	31,953
	Philip Morris International Inc.	5.375%	2/15/2033	23,707	24,765
	Philip Morris International Inc.	5.625%	9/7/2033	13,472	14,266
	Philip Morris International Inc.	5.250%	2/13/2034	28,047	28,953
	Philip Morris International Inc.	4.900%	11/1/2034	2,500	2,518
	Philip Morris International Inc.	4.875%	4/30/2035	15,095	15,100
	Philip Morris International Inc.	6.375%	5/16/2038	7,600	8,527
	Philip Morris International Inc.	4.375%	11/15/2041	20,418	18,251
	Philip Morris International Inc.	4.500%	3/20/2042	8,995	8,105
	Philip Morris International Inc.	3.875%	8/21/2042	15,802	13,097
	Philip Morris International Inc.	4.125%	3/4/2043	12,640	10,806
	Philip Morris International Inc.	4.875%	11/15/2043	3,529	3,287
	Philip Morris International Inc.	4.250%	11/10/2044	8,935	7,689
	Pilgrim's Pride Corp.	4.250%	4/15/2031	9,800	9,476
	Pilgrim's Pride Corp.	3.500%	3/1/2032	4,613	4,224
	Pilgrim's Pride Corp.	6.250%	7/1/2033	13,000	13,858
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5,500	6,069
	Procter & Gamble Co.	2.450%	11/3/2026	11,110	10,947
	Procter & Gamble Co.	2.800%	3/25/2027	9,395	9,263
	Procter & Gamble Co.	2.850%	8/11/2027	6,575	6,472
	Procter & Gamble Co.	4.350%	1/29/2029	12,700	12,915
	Procter & Gamble Co.	3.000%	3/25/2030	30,127	28,924
	Procter & Gamble Co.	4.050%	5/1/2030	3,450	3,465
	Procter & Gamble Co.	1.200%	10/29/2030	15,351	13,439
	Procter & Gamble Co.	4.050%	1/26/2033	9,475	9,467
	Procter & Gamble Co.	4.550%	1/29/2034	25,500	25,901
	Procter & Gamble Co.	4.600%	5/1/2035	5,650	5,735
	Procter & Gamble Co.	5.550%	3/5/2037	4,500	4,901
	Reynolds American Inc.	5.700%	8/15/2035	15,788	16,421
	Reynolds American Inc.	7.250%	6/15/2037	4,800	5,517
[3]	Reynolds American Inc.	8.125%	5/1/2040	2,239	2,674
[3]	Reynolds American Inc.	7.000%	8/4/2041	2,040	2,208
	Reynolds American Inc.	6.150%	9/15/2043	8,575	8,810
	Reynolds American Inc.	5.850%	8/15/2045	23,590	23,372
	Sysco Corp.	3.250%	7/15/2027	14,864	14,667
	Sysco Corp.	5.750%	1/17/2029	6,000	6,276
	Sysco Corp.	5.950%	4/1/2030	5,058	5,363
	Sysco Corp.	5.100%	9/23/2030	8,225	8,481
	Sysco Corp.	6.000%	1/17/2034	7,250	7,857
	Sysco Corp.	5.400%	3/23/2035	6,525	6,741
	Sysco Corp.	6.600%	4/1/2040	8,415	9,394
	Sysco Corp.	4.500%	4/1/2046	8,950	7,728
	Sysco Corp.	4.450%	3/15/2048	7,425	6,321
	Sysco Corp.	3.300%	2/15/2050	9,262	6,476
	Sysco Corp.	6.600%	4/1/2050	14,832	16,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	3.150%	12/14/2051	7,700	5,144
	Target Corp.	1.950%	1/15/2027	7,500	7,322
	Target Corp.	4.350%	6/15/2028	6,085	6,146
	Target Corp.	3.375%	4/15/2029	11,850	11,601
	Target Corp.	2.350%	2/15/2030	1,730	1,611
	Target Corp.	4.500%	9/15/2032	11,205	11,271
	Target Corp.	4.400%	1/15/2033	8,500	8,489
	Target Corp.	4.500%	9/15/2034	13,056	12,879
	Target Corp.	5.000%	4/15/2035	2,700	2,733
	Target Corp.	5.250%	2/15/2036	25,531	26,278
	Target Corp.	6.500%	10/15/2037	5,208	5,929
	Target Corp.	7.000%	1/15/2038	3,725	4,394
	Target Corp.	4.000%	7/1/2042	12,000	10,256
	Target Corp.	3.625%	4/15/2046	11,546	8,908
	Target Corp.	2.950%	1/15/2052	5,176	3,404
	Tyson Foods Inc.	3.550%	6/2/2027	16,175	16,016
	Tyson Foods Inc.	4.350%	3/1/2029	17,500	17,519
	Tyson Foods Inc.	5.400%	3/15/2029	4,000	4,137
	Tyson Foods Inc.	5.700%	3/15/2034	14,000	14,753
	Tyson Foods Inc.	4.875%	8/15/2034	4,000	3,994
	Tyson Foods Inc.	5.150%	8/15/2044	625	587
	Tyson Foods Inc.	4.550%	6/2/2047	2,125	1,820
	Tyson Foods Inc.	5.100%	9/28/2048	26,085	24,120
	Unilever Capital Corp.	2.900%	5/5/2027	23,000	22,677
	Unilever Capital Corp.	4.250%	8/12/2027	5,000	5,038
	Unilever Capital Corp.	4.875%	9/8/2028	7,500	7,705
	Unilever Capital Corp.	2.125%	9/6/2029	23,366	21,764
	Unilever Capital Corp.	1.375%	9/14/2030	2,500	2,206
	Unilever Capital Corp.	1.750%	8/12/2031	5,900	5,174
	Unilever Capital Corp.	5.900%	11/15/2032	8,600	9,431
	Unilever Capital Corp.	5.000%	12/8/2033	6,500	6,752
	Unilever Capital Corp.	4.625%	8/12/2034	10,000	10,050
[3]	Unilever Capital Corp.	2.625%	8/12/2051	12,457	7,844
	Walmart Inc.	4.100%	4/28/2027	10,500	10,573
	Walmart Inc.	3.950%	9/9/2027	2,667	2,679
	Walmart Inc.	3.700%	6/26/2028	14,146	14,144
	Walmart Inc.	3.250%	7/8/2029	21,465	21,019
	Walmart Inc.	2.375%	9/24/2029	13,623	12,880
	Walmart Inc.	4.350%	4/28/2030	12,655	12,862
	Walmart Inc.	1.800%	9/22/2031	10,000	8,821
	Walmart Inc.	4.150%	9/9/2032	6,200	6,213
	Walmart Inc.	4.100%	4/15/2033	13,305	13,218
	Walmart Inc.	4.900%	4/28/2035	33,464	34,385
	Walmart Inc.	5.250%	9/1/2035	13,067	13,840
	Walmart Inc.	6.200%	4/15/2038	13,580	15,420
	Walmart Inc.	3.950%	6/28/2038	14,675	13,633
	Walmart Inc.	4.000%	4/11/2043	11,385	9,976
	Walmart Inc.	4.300%	4/22/2044	7,800	7,031
	Walmart Inc.	3.625%	12/15/2047	19,378	15,354
	Walmart Inc.	4.050%	6/29/2048	6,337	5,341
	Walmart Inc.	2.950%	9/24/2049	13,470	9,350
	Walmart Inc.	2.650%	9/22/2051	7,045	4,496
	Walmart Inc.	4.500%	9/9/2052	15,750	14,117
	Walmart Inc.	4.500%	4/15/2053	14,647	13,134
					5,051,902
Energy (1.8%)
	Apache Corp.	6.000%	1/15/2037	1,739	1,726
	Apache Corp.	5.100%	9/1/2040	11,945	10,342
	Baker Hughes Holdings LLC	2.061%	12/15/2026	4,500	4,396
	Baker Hughes Holdings LLC	4.080%	12/15/2047	10,500	8,490
	Boardwalk Pipelines LP	4.450%	7/15/2027	21,695	21,744
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,000	2,776
	Boardwalk Pipelines LP	5.625%	8/1/2034	10,000	10,370
[3]	BP Capital Markets America Inc.	3.017%	1/16/2027	7,247	7,170
	BP Capital Markets America Inc.	3.543%	4/6/2027	8,471	8,417
[3]	BP Capital Markets America Inc.	3.588%	4/14/2027	5,253	5,225
	BP Capital Markets America Inc.	5.017%	11/17/2027	12,510	12,765
	BP Capital Markets America Inc.	3.937%	9/21/2028	9,750	9,732
	BP Capital Markets America Inc.	4.234%	11/6/2028	34,680	34,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	4.699%	4/10/2029	5,855	5,963
	BP Capital Markets America Inc.	4.970%	10/17/2029	6,120	6,304
	BP Capital Markets America Inc.	4.868%	11/25/2029	16,750	17,192
	BP Capital Markets America Inc.	3.633%	4/6/2030	13,910	13,624
	BP Capital Markets America Inc.	1.749%	8/10/2030	6,466	5,763
	BP Capital Markets America Inc.	2.721%	1/12/2032	20,000	18,149
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,000	24,281
	BP Capital Markets America Inc.	4.893%	9/11/2033	43,750	44,385
	BP Capital Markets America Inc.	4.989%	4/10/2034	9,611	9,797
	BP Capital Markets America Inc.	5.227%	11/17/2034	46,453	48,006
	BP Capital Markets America Inc.	3.060%	6/17/2041	37,750	28,718
	BP Capital Markets America Inc.	3.000%	2/24/2050	23,664	15,691
	BP Capital Markets America Inc.	2.772%	11/10/2050	18,655	11,743
	BP Capital Markets America Inc.	2.939%	6/4/2051	38,600	24,957
	BP Capital Markets America Inc.	3.001%	3/17/2052	11,625	7,568
	BP Capital Markets America Inc.	3.379%	2/8/2061	16,400	10,932
	BP Capital Markets plc	3.279%	9/19/2027	22,573	22,302
	BP Capital Markets plc	3.723%	11/28/2028	12,825	12,694
	Burlington Resources LLC	7.200%	8/15/2031	5,472	6,228
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	16,325	16,227
[8]	Canadian Natural Resources Ltd.	5.000%	12/15/2029	9,300	9,509
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,000	8,435
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	14,775	16,631
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,845	4,161
[8]	Canadian Natural Resources Ltd.	5.400%	12/15/2034	2,500	2,548
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	3,212	3,349
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	7,965	8,670
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	6,243	6,665
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	9,035	9,937
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	7,500	6,669
	Cenovus Energy Inc.	4.250%	4/15/2027	3,200	3,200
	Cenovus Energy Inc.	2.650%	1/15/2032	5,600	4,953
	Cenovus Energy Inc.	5.250%	6/15/2037	2,889	2,827
	Cenovus Energy Inc.	6.750%	11/15/2039	2,504	2,767
	Cenovus Energy Inc.	5.400%	6/15/2047	7,462	6,902
	Cenovus Energy Inc.	3.750%	2/15/2052	14,400	10,227
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	27,354	27,655
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	16,250	15,805
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	7,900	6,640
	Cheniere Energy Inc.	4.625%	10/15/2028	13,674	13,636
	Cheniere Energy Inc.	5.650%	4/15/2034	17,590	18,122
	Cheniere Energy Partners LP	4.500%	10/1/2029	15,400	15,359
	Cheniere Energy Partners LP	4.000%	3/1/2031	22,425	21,638
	Cheniere Energy Partners LP	3.250%	1/31/2032	20,100	18,325
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,498	6,877
	Cheniere Energy Partners LP	5.750%	8/15/2034	20,300	21,112
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	14,450	14,781
	Chevron Corp.	2.236%	5/11/2030	18,468	17,108
	Chevron USA Inc.	1.018%	8/12/2027	9,167	8,724
	Chevron USA Inc.	3.950%	8/13/2027	13,611	13,668
	Chevron USA Inc.	4.475%	2/26/2028	5,350	5,424
	Chevron USA Inc.	4.050%	8/13/2028	22,363	22,474
	Chevron USA Inc.	3.250%	10/15/2029	8,000	7,792
	Chevron USA Inc.	4.687%	4/15/2030	31,318	32,050
	Chevron USA Inc.	4.300%	10/15/2030	7,248	7,288
	Chevron USA Inc.	4.819%	4/15/2032	6,855	7,050
	Chevron USA Inc.	4.500%	10/15/2032	19,043	19,200
	Chevron USA Inc.	4.980%	4/15/2035	3,199	3,282
	Chevron USA Inc.	4.850%	10/15/2035	22,450	22,713
	Chevron USA Inc.	5.250%	11/15/2043	6,550	6,599
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	5,342	4,948
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	7,600	5,901
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,300	5,293
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5,000	4,563
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	33,050	33,337
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	5,500	6,149
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	11,325	13,384
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	4,535	4,521
	ConocoPhillips	4.300%	8/15/2028	10,348	10,427
	ConocoPhillips	2.400%	2/15/2031	4,900	4,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips	5.900%	10/15/2032	3,625	3,948
	ConocoPhillips	5.900%	5/15/2038	10,161	10,898
	ConocoPhillips	6.500%	2/1/2039	12,731	14,382
	ConocoPhillips	4.875%	10/1/2047	7,794	7,098
	ConocoPhillips Co.	4.700%	1/15/2030	20,800	21,210
	ConocoPhillips Co.	4.850%	1/15/2032	19,000	19,433
	ConocoPhillips Co.	5.000%	1/15/2035	24,700	25,003
	ConocoPhillips Co.	3.758%	3/15/2042	8,574	7,048
	ConocoPhillips Co.	4.300%	11/15/2044	13,848	11,973
	ConocoPhillips Co.	3.800%	3/15/2052	12,530	9,419
	ConocoPhillips Co.	5.300%	5/15/2053	12,470	11,880
	ConocoPhillips Co.	5.550%	3/15/2054	11,000	10,847
	ConocoPhillips Co.	5.500%	1/15/2055	26,600	26,026
	ConocoPhillips Co.	4.025%	3/15/2062	18,503	13,826
	ConocoPhillips Co.	5.700%	9/15/2063	7,500	7,443
	ConocoPhillips Co.	5.650%	1/15/2065	15,840	15,561
	Continental Resources Inc.	4.375%	1/15/2028	7,577	7,531
	Continental Resources Inc.	4.900%	6/1/2044	8,900	7,256
	Coterra Energy Inc.	3.900%	5/15/2027	11,055	10,986
	Coterra Energy Inc.	4.375%	3/15/2029	3,280	3,273
	Coterra Energy Inc.	5.600%	3/15/2034	5,800	5,958
	Coterra Energy Inc.	5.400%	2/15/2035	2,400	2,422
	Coterra Energy Inc.	5.900%	2/15/2055	10,635	10,274
	DCP Midstream Operating LP	5.625%	7/15/2027	6,343	6,479
	DCP Midstream Operating LP	5.125%	5/15/2029	3,488	3,568
	DCP Midstream Operating LP	8.125%	8/16/2030	3,400	3,911
	DCP Midstream Operating LP	3.250%	2/15/2032	6,631	6,039
	DCP Midstream Operating LP	5.600%	4/1/2044	4,000	3,873
	Devon Energy Corp.	4.500%	1/15/2030	5,648	5,658
	Devon Energy Corp.	7.875%	9/30/2031	3,030	3,517
	Devon Energy Corp.	7.950%	4/15/2032	3,314	3,868
	Devon Energy Corp.	4.750%	5/15/2042	8,480	7,382
	Devon Energy Corp.	5.000%	6/15/2045	8,350	7,260
	Diamondback Energy Inc.	3.250%	12/1/2026	34,125	33,771
	Diamondback Energy Inc.	5.200%	4/18/2027	30,835	31,292
	Diamondback Energy Inc.	3.500%	12/1/2029	8,750	8,447
	Diamondback Energy Inc.	5.150%	1/30/2030	22,809	23,496
	Diamondback Energy Inc.	3.125%	3/24/2031	12,925	12,015
	Diamondback Energy Inc.	6.250%	3/15/2033	10,500	11,309
	Diamondback Energy Inc.	5.400%	4/18/2034	5,010	5,120
	Diamondback Energy Inc.	5.550%	4/1/2035	23,261	23,886
	Diamondback Energy Inc.	4.400%	3/24/2051	6,700	5,414
	Diamondback Energy Inc.	4.250%	3/15/2052	7,430	5,830
	Diamondback Energy Inc.	6.250%	3/15/2053	7,690	7,882
	Diamondback Energy Inc.	5.750%	4/18/2054	41,005	39,434
	Diamondback Energy Inc.	5.900%	4/18/2064	15,015	14,462
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	14,150	14,890
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	10,250	10,091
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	3,375	3,543
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	5,000	4,754
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5,478	4,795
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	4,725	5,574
	Enbridge Energy Partners LP	5.500%	9/15/2040	9,573	9,523
	Enbridge Energy Partners LP	7.375%	10/15/2045	5,880	6,920
	Enbridge Inc.	1.600%	10/4/2026	800	780
	Enbridge Inc.	5.900%	11/15/2026	8,233	8,382
	Enbridge Inc.	4.250%	12/1/2026	15,400	15,403
	Enbridge Inc.	5.250%	4/5/2027	8,635	8,770
	Enbridge Inc.	3.700%	7/15/2027	6,675	6,623
	Enbridge Inc.	4.600%	6/20/2028	2,225	2,251
	Enbridge Inc.	6.000%	11/15/2028	8,180	8,604
	Enbridge Inc.	5.300%	4/5/2029	9,080	9,375
	Enbridge Inc.	3.125%	11/15/2029	14,295	13,626
	Enbridge Inc.	4.900%	6/20/2030	26,025	26,608
	Enbridge Inc.	6.200%	11/15/2030	33,300	35,925
	Enbridge Inc.	5.700%	3/8/2033	26,395	27,785
	Enbridge Inc.	2.500%	8/1/2033	16,100	13,701
	Enbridge Inc.	5.625%	4/5/2034	23,800	24,850
	Enbridge Inc.	5.550%	6/20/2035	7,200	7,428
	Enbridge Inc.	4.500%	6/10/2044	6,495	5,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.500%	12/1/2046	6,615	6,546
	Enbridge Inc.	4.000%	11/15/2049	5,750	4,404
	Enbridge Inc.	3.400%	8/1/2051	15,800	10,817
	Enbridge Inc.	6.700%	11/15/2053	10,036	11,212
	Enbridge Inc.	5.950%	4/5/2054	19,400	19,917
	Enbridge Inc.	7.200%	6/27/2054	7,945	8,446
	Enbridge Inc.	7.375%	3/15/2055	3,750	3,969
	Energy Transfer LP	4.400%	3/15/2027	11,100	11,135
	Energy Transfer LP	4.200%	4/15/2027	6,900	6,892
[3]	Energy Transfer LP	5.500%	6/1/2027	12,000	12,208
	Energy Transfer LP	4.000%	10/1/2027	15,000	14,947
	Energy Transfer LP	5.550%	2/15/2028	16,140	16,617
	Energy Transfer LP	4.950%	5/15/2028	12,200	12,401
	Energy Transfer LP	4.950%	6/15/2028	13,110	13,335
	Energy Transfer LP	5.250%	4/15/2029	22,800	23,457
	Energy Transfer LP	5.250%	7/1/2029	4,244	4,369
	Energy Transfer LP	4.150%	9/15/2029	3,000	2,977
	Energy Transfer LP	5.200%	4/1/2030	1,405	1,449
	Energy Transfer LP	3.750%	5/15/2030	16,180	15,709
	Energy Transfer LP	6.400%	12/1/2030	10,870	11,780
	Energy Transfer LP	5.750%	2/15/2033	17,060	17,890
	Energy Transfer LP	6.550%	12/1/2033	21,230	23,240
	Energy Transfer LP	5.550%	5/15/2034	12,810	13,149
	Energy Transfer LP	5.600%	9/1/2034	13,594	13,956
	Energy Transfer LP	4.900%	3/15/2035	4,100	3,995
	Energy Transfer LP	5.700%	4/1/2035	36,900	38,116
	Energy Transfer LP	6.625%	10/15/2036	11,675	12,760
[3]	Energy Transfer LP	5.800%	6/15/2038	5,790	5,892
	Energy Transfer LP	7.500%	7/1/2038	6,132	7,125
	Energy Transfer LP	6.050%	6/1/2041	5,690	5,808
	Energy Transfer LP	6.500%	2/1/2042	11,926	12,659
	Energy Transfer LP	6.100%	2/15/2042	2,500	2,550
	Energy Transfer LP	4.950%	1/15/2043	2,850	2,529
	Energy Transfer LP	5.150%	2/1/2043	5,900	5,355
	Energy Transfer LP	5.950%	10/1/2043	4,300	4,248
	Energy Transfer LP	5.300%	4/1/2044	10,675	9,777
	Energy Transfer LP	5.150%	3/15/2045	11,269	10,126
	Energy Transfer LP	5.350%	5/15/2045	13,175	12,083
	Energy Transfer LP	6.125%	12/15/2045	14,450	14,575
	Energy Transfer LP	5.300%	4/15/2047	10,051	9,085
	Energy Transfer LP	5.400%	10/1/2047	13,897	12,739
	Energy Transfer LP	6.000%	6/15/2048	11,300	11,142
	Energy Transfer LP	6.250%	4/15/2049	38,043	38,397
	Energy Transfer LP	5.000%	5/15/2050	30,900	26,457
	Energy Transfer LP	5.950%	5/15/2054	39,450	38,267
	Energy Transfer LP	6.050%	9/1/2054	19,019	18,722
	Energy Transfer LP	6.200%	4/1/2055	17,206	17,309
	Eni USA Inc.	7.300%	11/15/2027	1,095	1,161
	Enterprise Products Operating LLC	3.950%	2/15/2027	1,400	1,399
	Enterprise Products Operating LLC	4.300%	6/20/2028	6,925	6,977
	Enterprise Products Operating LLC	4.150%	10/16/2028	5,870	5,886
	Enterprise Products Operating LLC	3.125%	7/31/2029	17,940	17,305
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,900	11,246
	Enterprise Products Operating LLC	4.600%	1/15/2031	12,925	13,065
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,843	6,623
	Enterprise Products Operating LLC	4.850%	1/31/2034	11,220	11,319
	Enterprise Products Operating LLC	4.950%	2/15/2035	23,740	23,948
	Enterprise Products Operating LLC	5.200%	1/15/2036	10,500	10,674
	Enterprise Products Operating LLC	7.550%	4/15/2038	3,330	3,998
	Enterprise Products Operating LLC	6.125%	10/15/2039	5,845	6,317
	Enterprise Products Operating LLC	5.950%	2/1/2041	5,465	5,775
	Enterprise Products Operating LLC	4.850%	8/15/2042	12,293	11,423
	Enterprise Products Operating LLC	4.450%	2/15/2043	15,212	13,449
	Enterprise Products Operating LLC	4.850%	3/15/2044	22,326	20,560
	Enterprise Products Operating LLC	5.100%	2/15/2045	12,370	11,750
	Enterprise Products Operating LLC	4.900%	5/15/2046	16,450	15,103
	Enterprise Products Operating LLC	4.250%	2/15/2048	21,492	17,890
	Enterprise Products Operating LLC	4.800%	2/1/2049	13,298	11,886
	Enterprise Products Operating LLC	4.200%	1/31/2050	18,142	14,810
	Enterprise Products Operating LLC	3.700%	1/31/2051	4,203	3,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.200%	2/15/2052	7,999	5,421
	Enterprise Products Operating LLC	3.300%	2/15/2053	14,300	9,718
	Enterprise Products Operating LLC	4.950%	10/15/2054	4,525	4,072
	Enterprise Products Operating LLC	5.550%	2/16/2055	17,300	17,103
	Enterprise Products Operating LLC	3.950%	1/31/2060	11,600	8,655
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	5,100	5,091
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	6,715	6,673
	EOG Resources Inc.	4.400%	7/15/2028	4,575	4,620
	EOG Resources Inc.	4.375%	4/15/2030	11,695	11,765
	EOG Resources Inc.	5.000%	7/15/2032	11,050	11,305
	EOG Resources Inc.	3.900%	4/1/2035	2,000	1,857
	EOG Resources Inc.	5.350%	1/15/2036	17,075	17,536
	EOG Resources Inc.	4.950%	4/15/2050	9,900	9,011
	EOG Resources Inc.	5.650%	12/1/2054	12,380	12,405
	EOG Resources Inc.	5.950%	7/15/2055	5,025	5,257
	EQT Corp.	3.900%	10/1/2027	2,795	2,776
	EQT Corp.	5.700%	4/1/2028	4,855	5,019
	EQT Corp.	5.000%	1/15/2029	6,159	6,244
	EQT Corp.	7.000%	2/1/2030	9,600	10,453
	EQT Corp.	4.750%	1/15/2031	23,193	23,136
	EQT Corp.	5.750%	2/1/2034	7,400	7,746
	Expand Energy Corp.	5.375%	3/15/2030	18,915	19,233
	Expand Energy Corp.	4.750%	2/1/2032	10,570	10,391
	Expand Energy Corp.	5.700%	1/15/2035	12,120	12,453
	Exxon Mobil Corp.	2.440%	8/16/2029	9,750	9,273
	Exxon Mobil Corp.	3.482%	3/19/2030	33,116	32,369
	Exxon Mobil Corp.	2.610%	10/15/2030	25,455	23,755
	Exxon Mobil Corp.	2.995%	8/16/2039	11,504	9,201
	Exxon Mobil Corp.	4.227%	3/19/2040	31,450	28,810
	Exxon Mobil Corp.	3.567%	3/6/2045	16,653	13,281
	Exxon Mobil Corp.	4.114%	3/1/2046	13,400	11,372
	Exxon Mobil Corp.	3.095%	8/16/2049	18,434	12,811
	Exxon Mobil Corp.	4.327%	3/19/2050	31,490	27,014
	Exxon Mobil Corp.	3.452%	4/15/2051	26,183	19,177
	Halliburton Co.	2.920%	3/1/2030	10,200	9,612
	Halliburton Co.	4.850%	11/15/2035	16,325	16,079
	Halliburton Co.	6.700%	9/15/2038	16,880	18,922
	Halliburton Co.	7.450%	9/15/2039	33,169	39,700
	Halliburton Co.	4.500%	11/15/2041	3,500	3,099
	Halliburton Co.	4.750%	8/1/2043	14,075	12,606
	Halliburton Co.	5.000%	11/15/2045	19,117	17,398
	Helmerich & Payne Inc.	4.650%	12/1/2027	5,950	5,988
	Helmerich & Payne Inc.	4.850%	12/1/2029	4,200	4,189
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,400	4,771
	Helmerich & Payne Inc.	5.500%	12/1/2034	6,250	6,122
	Hess Corp.	4.300%	4/1/2027	11,460	11,496
	Hess Corp.	7.300%	8/15/2031	9,785	11,272
	Hess Corp.	7.125%	3/15/2033	5,780	6,707
	Hess Corp.	6.000%	1/15/2040	15,050	16,368
	Hess Corp.	5.600%	2/15/2041	12,672	13,153
	Hess Corp.	5.800%	4/1/2047	2,100	2,185
	HF Sinclair Corp.	4.500%	10/1/2030	5,300	5,220
	HF Sinclair Corp.	5.750%	1/15/2031	7,600	7,869
	HF Sinclair Corp.	5.500%	9/1/2032	5,082	5,166
	HF Sinclair Corp.	6.250%	1/15/2035	10,100	10,555
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,930	2,197
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	3,085	3,533
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	5,000	5,235
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	6,875	7,461
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	13,771	15,506
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	9,675	10,494
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	4,200	4,565
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	650	763
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	5,100	5,460
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	9,504	9,448
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	4,380	4,029
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	6,690	5,890
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,137	4,708
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,400	9,093
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	2,629	2,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	1.750%	11/15/2026	5,000	4,870
	Kinder Morgan Inc.	4.300%	3/1/2028	6,851	6,883
	Kinder Morgan Inc.	5.100%	8/1/2029	3,600	3,700
	Kinder Morgan Inc.	5.150%	6/1/2030	2,200	2,270
	Kinder Morgan Inc.	2.000%	2/15/2031	11,390	10,092
[3]	Kinder Morgan Inc.	7.800%	8/1/2031	1,680	1,948
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	7,956	9,254
	Kinder Morgan Inc.	4.800%	2/1/2033	9,000	9,004
	Kinder Morgan Inc.	5.200%	6/1/2033	7,300	7,482
	Kinder Morgan Inc.	5.300%	12/1/2034	9,244	9,429
	Kinder Morgan Inc.	5.850%	6/1/2035	16,550	17,422
	Kinder Morgan Inc.	5.550%	6/1/2045	44,725	43,481
	Kinder Morgan Inc.	5.050%	2/15/2046	8,935	8,084
	Kinder Morgan Inc.	5.200%	3/1/2048	4,100	3,759
	Kinder Morgan Inc.	3.250%	8/1/2050	5,200	3,448
	Kinder Morgan Inc.	3.600%	2/15/2051	6,000	4,219
	Kinder Morgan Inc.	5.450%	8/1/2052	915	862
	Kinder Morgan Inc.	5.950%	8/1/2054	30,700	30,962
	Marathon Petroleum Corp.	5.125%	12/15/2026	10,000	10,090
	Marathon Petroleum Corp.	3.800%	4/1/2028	3,825	3,785
	Marathon Petroleum Corp.	5.150%	3/1/2030	7,085	7,284
	Marathon Petroleum Corp.	5.700%	3/1/2035	21,145	21,830
	Marathon Petroleum Corp.	6.500%	3/1/2041	13,232	14,254
	Marathon Petroleum Corp.	4.750%	9/15/2044	7,430	6,428
	Marathon Petroleum Corp.	4.500%	4/1/2048	7,685	6,204
	Marathon Petroleum Corp.	5.000%	9/15/2054	4,425	3,770
	MPLX LP	4.125%	3/1/2027	10,525	10,515
	MPLX LP	4.250%	12/1/2027	8,960	8,969
	MPLX LP	4.000%	3/15/2028	19,650	19,550
	MPLX LP	2.650%	8/15/2030	15,341	14,085
	MPLX LP	4.950%	9/1/2032	9,998	10,034
	MPLX LP	5.000%	3/1/2033	11,680	11,690
	MPLX LP	5.500%	6/1/2034	6,725	6,856
	MPLX LP	5.400%	4/1/2035	4,880	4,922
	MPLX LP	5.400%	9/15/2035	16,600	16,641
	MPLX LP	5.200%	3/1/2047	14,335	12,888
	MPLX LP	4.700%	4/15/2048	17,490	14,646
	MPLX LP	5.500%	2/15/2049	13,060	12,160
	MPLX LP	4.950%	3/14/2052	7,000	5,976
	MPLX LP	5.650%	3/1/2053	8,300	7,825
	MPLX LP	5.950%	4/1/2055	24,720	24,171
	MPLX LP	6.200%	9/15/2055	10,325	10,449
	NOV Inc.	3.600%	12/1/2029	3,438	3,326
	Occidental Petroleum Corp.	8.500%	7/15/2027	5,158	5,410
	Occidental Petroleum Corp.	6.375%	9/1/2028	5,812	6,071
	Occidental Petroleum Corp.	5.200%	8/1/2029	13,680	13,898
	Occidental Petroleum Corp.	8.875%	7/15/2030	12,542	14,478
	Occidental Petroleum Corp.	6.625%	9/1/2030	14,878	15,938
	Occidental Petroleum Corp.	6.125%	1/1/2031	19,324	20,329
	Occidental Petroleum Corp.	7.500%	5/1/2031	9,157	10,273
	Occidental Petroleum Corp.	7.875%	9/15/2031	4,850	5,518
	Occidental Petroleum Corp.	5.375%	1/1/2032	6,600	6,711
	Occidental Petroleum Corp.	5.550%	10/1/2034	15,470	15,686
	Occidental Petroleum Corp.	6.450%	9/15/2036	18,043	19,142
	Occidental Petroleum Corp.	7.950%	6/15/2039	2,562	3,010
	Occidental Petroleum Corp.	6.200%	3/15/2040	8,642	8,773
	Occidental Petroleum Corp.	6.600%	3/15/2046	14,262	14,886
	Occidental Petroleum Corp.	4.400%	4/15/2046	4,469	3,507
	Occidental Petroleum Corp.	4.200%	3/15/2048	4,173	3,060
	Occidental Petroleum Corp.	6.050%	10/1/2054	14,195	13,848
	ONEOK Inc.	5.550%	11/1/2026	2,087	2,113
	ONEOK Inc.	4.000%	7/13/2027	9,250	9,223
	ONEOK Inc.	4.250%	9/24/2027	16,500	16,536
	ONEOK Inc.	4.550%	7/15/2028	7,621	7,681
	ONEOK Inc.	5.650%	11/1/2028	7,000	7,262
	ONEOK Inc.	4.350%	3/15/2029	9,600	9,593
	ONEOK Inc.	5.375%	6/1/2029	5,680	5,848
	ONEOK Inc.	3.400%	9/1/2029	13,025	12,557
	ONEOK Inc.	3.100%	3/15/2030	8,000	7,556
	ONEOK Inc.	3.250%	6/1/2030	11,150	10,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	5.800%	11/1/2030	5,000	5,269
	ONEOK Inc.	6.350%	1/15/2031	7,000	7,528
	ONEOK Inc.	4.750%	10/15/2031	14,250	14,251
	ONEOK Inc.	4.950%	10/15/2032	9,868	9,874
	ONEOK Inc.	6.050%	9/1/2033	10,000	10,603
	ONEOK Inc.	5.650%	9/1/2034	10,700	10,997
	ONEOK Inc.	5.050%	11/1/2034	10,000	9,866
	ONEOK Inc.	6.000%	6/15/2035	5,428	5,711
	ONEOK Inc.	5.400%	10/15/2035	20,200	20,290
	ONEOK Inc.	5.150%	10/15/2043	3,775	3,450
	ONEOK Inc.	5.600%	4/1/2044	3,990	3,793
	ONEOK Inc.	5.050%	4/1/2045	2,490	2,212
	ONEOK Inc.	4.250%	9/15/2046	5,285	4,154
	ONEOK Inc.	5.450%	6/1/2047	8,065	7,448
	ONEOK Inc.	4.950%	7/13/2047	8,134	7,060
	ONEOK Inc.	4.200%	10/3/2047	10,710	8,318
	ONEOK Inc.	5.200%	7/15/2048	10,600	9,478
	ONEOK Inc.	4.450%	9/1/2049	8,210	6,607
	ONEOK Inc.	3.950%	3/1/2050	7,450	5,472
	ONEOK Inc.	4.500%	3/15/2050	4,085	3,337
	ONEOK Inc.	7.150%	1/15/2051	2,900	3,249
	ONEOK Inc.	6.625%	9/1/2053	23,500	24,989
	ONEOK Inc.	5.700%	11/1/2054	20,640	19,508
	ONEOK Inc.	6.250%	10/15/2055	19,450	19,757
	ONEOK Inc.	5.850%	11/1/2064	9,555	9,111
	ONEOK Partners LP	6.650%	10/1/2036	15,153	16,569
	ONEOK Partners LP	6.850%	10/15/2037	6,725	7,414
	ONEOK Partners LP	6.125%	2/1/2041	750	769
	ONEOK Partners LP	6.200%	9/15/2043	4,185	4,286
	Ovintiv Inc.	5.650%	5/15/2028	7,472	7,697
	Ovintiv Inc.	7.375%	11/1/2031	5,000	5,571
	Ovintiv Inc.	6.250%	7/15/2033	5,825	6,142
	Ovintiv Inc.	6.500%	8/15/2034	8,443	9,013
	Ovintiv Inc.	6.625%	8/15/2037	11,375	12,038
	Ovintiv Inc.	6.500%	2/1/2038	2,200	2,314
	Ovintiv Inc.	7.100%	7/15/2053	4,000	4,320
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	5,400	5,274
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	3,800	3,814
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	4,385	4,646
	Phillips 66	3.900%	3/15/2028	9,896	9,844
	Phillips 66	2.150%	12/15/2030	9,000	8,035
	Phillips 66	4.650%	11/15/2034	4,570	4,463
	Phillips 66	5.875%	5/1/2042	11,111	11,381
	Phillips 66	4.875%	11/15/2044	16,940	15,147
	Phillips 66 Co.	3.550%	10/1/2026	6,075	6,041
	Phillips 66 Co.	3.150%	12/15/2029	5,275	5,045
	Phillips 66 Co.	5.250%	6/15/2031	25,200	26,144
	Phillips 66 Co.	5.300%	6/30/2033	12,750	13,115
	Phillips 66 Co.	4.950%	3/15/2035	10,844	10,738
	Phillips 66 Co.	4.900%	10/1/2046	5,000	4,392
[3]	Phillips 66 Co.	5.875%	3/15/2056	7,380	7,325
[3]	Phillips 66 Co.	6.200%	3/15/2056	6,805	6,823
	Pioneer Natural Resources Co.	1.900%	8/15/2030	13,865	12,458
	Pioneer Natural Resources Co.	2.150%	1/15/2031	10,000	8,993
	Plains All American Pipeline LP	4.500%	12/15/2026	10,450	10,468
	Plains All American Pipeline LP	3.550%	12/15/2029	8,200	7,918
	Plains All American Pipeline LP	3.800%	9/15/2030	7,300	7,042
	Plains All American Pipeline LP	4.700%	1/15/2031	10,297	10,319
	Plains All American Pipeline LP	5.700%	9/15/2034	2,500	2,577
	Plains All American Pipeline LP	5.950%	6/15/2035	16,860	17,608
	Plains All American Pipeline LP	5.600%	1/15/2036	5,472	5,538
	Plains All American Pipeline LP	6.650%	1/15/2037	4,100	4,466
	Plains All American Pipeline LP	5.150%	6/1/2042	5,130	4,680
	Plains All American Pipeline LP	4.300%	1/31/2043	3,645	2,982
	Plains All American Pipeline LP	4.700%	6/15/2044	8,580	7,292
	Plains All American Pipeline LP	4.900%	2/15/2045	10,964	9,570
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	38,669	38,917
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,100	21,078
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	25,795	25,902
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	3,953	4,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Schlumberger Holdings Corp.	2.650%	6/26/2030	8,960	8,360
[3]	Shell Finance US Inc.	2.375%	11/7/2029	46,263	43,409
[3]	Shell Finance US Inc.	2.750%	4/6/2030	23,705	22,389
[3]	Shell Finance US Inc.	4.125%	5/11/2035	38,141	36,622
[3]	Shell Finance US Inc.	4.550%	8/12/2043	16,125	14,604
[3]	Shell Finance US Inc.	4.375%	5/11/2045	32,387	28,309
[3]	Shell Finance US Inc.	4.000%	5/10/2046	23,195	19,093
[3]	Shell Finance US Inc.	3.750%	9/12/2046	6,325	5,029
[3]	Shell Finance US Inc.	3.250%	4/6/2050	15,515	10,996
	Shell International Finance BV	3.875%	11/13/2028	15,336	15,326
	Shell International Finance BV	6.375%	12/15/2038	30,923	34,986
	Shell International Finance BV	2.875%	11/26/2041	6,580	4,880
	Shell International Finance BV	3.625%	8/21/2042	2,427	1,967
	Shell International Finance BV	3.125%	11/7/2049	8,730	6,036
	Shell International Finance BV	3.000%	11/26/2051	21,200	14,142
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	4,350	4,388
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,450	11,583
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	14,225	14,302
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	7,975	7,780
	Spectra Energy Partners LP	3.375%	10/15/2026	5,145	5,110
	Spectra Energy Partners LP	5.950%	9/25/2043	3,140	3,212
	Spectra Energy Partners LP	4.500%	3/15/2045	12,925	11,087
	Suncor Energy Inc.	7.150%	2/1/2032	6,407	7,193
	Suncor Energy Inc.	5.950%	12/1/2034	13,095	13,791
	Suncor Energy Inc.	6.800%	5/15/2038	5,331	5,874
	Suncor Energy Inc.	6.850%	6/1/2039	7,666	8,522
	Suncor Energy Inc.	4.000%	11/15/2047	9,295	7,081
	Suncor Energy Inc.	3.750%	3/4/2051	8,595	6,160
	Targa Resources Corp.	6.150%	3/1/2029	10,050	10,586
	Targa Resources Corp.	4.900%	9/15/2030	6,175	6,273
	Targa Resources Corp.	4.200%	2/1/2033	13,070	12,422
	Targa Resources Corp.	6.125%	3/15/2033	7,794	8,294
	Targa Resources Corp.	5.500%	2/15/2035	34,245	34,869
	Targa Resources Corp.	5.550%	8/15/2035	9,772	9,968
	Targa Resources Corp.	5.650%	2/15/2036	4,425	4,530
	Targa Resources Corp.	4.950%	4/15/2052	17,756	15,209
	Targa Resources Corp.	6.250%	7/1/2052	4,900	4,998
	Targa Resources Corp.	6.500%	2/15/2053	6,100	6,421
	Targa Resources Corp.	6.125%	5/15/2055	9,772	9,829
	Targa Resources Partners LP	5.000%	1/15/2028	9,200	9,211
	Targa Resources Partners LP	6.875%	1/15/2029	7,000	7,131
	Targa Resources Partners LP	5.500%	3/1/2030	10,000	10,175
	Targa Resources Partners LP	4.875%	2/1/2031	10,000	10,033
	Targa Resources Partners LP	4.000%	1/15/2032	6,970	6,622
	TC PipeLines LP	3.900%	5/25/2027	7,100	7,058
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	825	857
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	4,000	4,297
	Texas Eastern Transmission LP	7.000%	7/15/2032	3,205	3,589
	TotalEnergies Capital International SA	3.455%	2/19/2029	18,685	18,344
	TotalEnergies Capital International SA	2.829%	1/10/2030	11,000	10,492
	TotalEnergies Capital International SA	2.986%	6/29/2041	15,428	11,695
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,400	1,024
	TotalEnergies Capital International SA	3.127%	5/29/2050	35,100	23,978
	TotalEnergies Capital International SA	3.386%	6/29/2060	7,000	4,696
	TotalEnergies Capital SA	3.883%	10/11/2028	6,350	6,332
	TotalEnergies Capital SA	5.150%	4/5/2034	14,400	14,939
	TotalEnergies Capital SA	4.724%	9/10/2034	29,697	29,895
	TotalEnergies Capital SA	5.488%	4/5/2054	48,455	48,014
	TotalEnergies Capital SA	5.638%	4/5/2064	14,385	14,386
	TotalEnergies Capital SA	5.425%	9/10/2064	14,685	14,141
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,100	10,104
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	13,610	13,409
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	20,101	19,594
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	3,990	4,128
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	10,025	10,549
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	24,155	25,860
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,000	5,765
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	12,134	12,841
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	23,000	23,697
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	11,200	11,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	14,546	13,886
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	3,850	3,783
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	2,923	2,560
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	6,550	5,682
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	5,400	4,228
	Valero Energy Corp.	4.350%	6/1/2028	11,262	11,310
	Valero Energy Corp.	5.150%	2/15/2030	1,420	1,462
	Valero Energy Corp.	7.500%	4/15/2032	6,041	6,989
	Valero Energy Corp.	6.625%	6/15/2037	18,035	19,998
	Valero Energy Corp.	3.650%	12/1/2051	8,400	5,904
	Valero Energy Corp.	4.000%	6/1/2052	4,500	3,346
	Viper Energy Partners LLC	4.900%	8/1/2030	2,000	2,013
	Viper Energy Partners LLC	5.700%	8/1/2035	14,700	14,958
	Western Midstream Operating LP	4.500%	3/1/2028	4,282	4,287
	Western Midstream Operating LP	4.750%	8/15/2028	2,157	2,175
	Western Midstream Operating LP	6.350%	1/15/2029	8,620	9,072
	Western Midstream Operating LP	4.050%	2/1/2030	13,573	13,237
	Western Midstream Operating LP	6.150%	4/1/2033	5,835	6,168
	Western Midstream Operating LP	5.450%	11/15/2034	9,115	9,123
	Western Midstream Operating LP	5.450%	4/1/2044	6,600	5,983
	Western Midstream Operating LP	5.300%	3/1/2048	7,240	6,314
	Western Midstream Operating LP	5.500%	8/15/2048	2,715	2,418
	Western Midstream Operating LP	5.250%	2/1/2050	14,000	12,200
	Williams Cos. Inc.	3.750%	6/15/2027	13,000	12,915
	Williams Cos. Inc.	5.300%	8/15/2028	7,326	7,552
	Williams Cos. Inc.	4.900%	3/15/2029	19,820	20,195
	Williams Cos. Inc.	4.800%	11/15/2029	7,100	7,223
	Williams Cos. Inc.	4.625%	6/30/2030	5,900	5,952
	Williams Cos. Inc.	3.500%	11/15/2030	12,510	11,959
[3]	Williams Cos. Inc.	7.500%	1/15/2031	550	623
	Williams Cos. Inc.	2.600%	3/15/2031	12,000	10,897
	Williams Cos. Inc.	4.650%	8/15/2032	17,370	17,352
	Williams Cos. Inc.	5.650%	3/15/2033	10,910	11,470
	Williams Cos. Inc.	5.150%	3/15/2034	19,815	20,137
	Williams Cos. Inc.	5.600%	3/15/2035	11,275	11,709
	Williams Cos. Inc.	5.300%	9/30/2035	8,500	8,627
	Williams Cos. Inc.	6.300%	4/15/2040	12,920	13,983
	Williams Cos. Inc.	5.400%	3/4/2044	9,250	8,993
	Williams Cos. Inc.	5.750%	6/24/2044	6,700	6,764
	Williams Cos. Inc.	4.900%	1/15/2045	8,178	7,384
	Williams Cos. Inc.	5.100%	9/15/2045	12,038	11,146
	Williams Cos. Inc.	4.850%	3/1/2048	8,890	7,893
	Williams Cos. Inc.	3.500%	10/15/2051	4,990	3,546
	Williams Cos. Inc.	5.300%	8/15/2052	7,130	6,689
	Williams Cos. Inc.	5.800%	11/15/2054	8,750	8,772
	Williams Cos. Inc.	6.000%	3/15/2055	12,800	13,224
	Woodside Finance Ltd.	4.900%	5/19/2028	6,720	6,808
	Woodside Finance Ltd.	5.400%	5/19/2030	16,333	16,766
	Woodside Finance Ltd.	5.700%	5/19/2032	6,050	6,280
	Woodside Finance Ltd.	5.100%	9/12/2034	1,373	1,361
	Woodside Finance Ltd.	6.000%	5/19/2035	25,867	27,000
	Woodside Finance Ltd.	5.700%	9/12/2054	8,500	8,114
					6,161,914
Financials (6.9%)
	ACE Capital Trust II	9.700%	4/1/2030	725	874
[3]	Aegon Ltd.	5.500%	4/11/2048	6,000	6,052
	AerCap Ireland Capital DAC	2.450%	10/29/2026	32,000	31,446
	AerCap Ireland Capital DAC	6.100%	1/15/2027	3,000	3,065
	AerCap Ireland Capital DAC	3.650%	7/21/2027	36,785	36,466
	AerCap Ireland Capital DAC	4.625%	10/15/2027	6,000	6,047
	AerCap Ireland Capital DAC	3.875%	1/23/2028	15,650	15,526
	AerCap Ireland Capital DAC	4.875%	4/1/2028	9,350	9,492
	AerCap Ireland Capital DAC	5.750%	6/6/2028	8,000	8,287
	AerCap Ireland Capital DAC	3.000%	10/29/2028	43,000	41,449
	AerCap Ireland Capital DAC	5.100%	1/19/2029	10,000	10,236
	AerCap Ireland Capital DAC	4.625%	9/10/2029	35,750	36,079
	AerCap Ireland Capital DAC	6.150%	9/30/2030	13,300	14,249
[6]	AerCap Ireland Capital DAC	4.375%	11/15/2030	5,090	5,066
	AerCap Ireland Capital DAC	3.300%	1/30/2032	50,500	46,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.400%	10/29/2033	30,500	27,430
	AerCap Ireland Capital DAC	5.300%	1/19/2034	10,000	10,218
	AerCap Ireland Capital DAC	4.950%	9/10/2034	27,141	27,035
[6]	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,789	1,772
	AerCap Ireland Capital DAC	3.850%	10/29/2041	15,000	12,342
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,300	2,407
	AerCap Ireland Capital DAC	6.500%	1/31/2056	1,800	1,857
	Affiliated Managers Group Inc.	3.300%	6/15/2030	11,576	10,988
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,000	5,124
	Aflac Inc.	3.600%	4/1/2030	27,801	27,239
	Aflac Inc.	4.750%	1/15/2049	9,075	8,153
	Air Lease Corp.	2.200%	1/15/2027	5,000	4,865
	Air Lease Corp.	3.250%	10/1/2029	4,265	4,052
	Air Lease Corp.	3.125%	12/1/2030	10,000	9,245
[3]	Air Lease Corp.	5.200%	7/15/2031	12,000	12,227
[3]	Air Lease Corp.	2.875%	1/15/2032	9,650	8,639
	Alleghany Corp.	4.900%	9/15/2044	4,575	4,288
	Alleghany Corp.	3.250%	8/15/2051	11,750	8,154
	Allstate Corp.	3.280%	12/15/2026	7,950	7,870
	Allstate Corp.	5.050%	6/24/2029	4,493	4,620
	Allstate Corp.	1.450%	12/15/2030	14,000	12,087
	Allstate Corp.	5.250%	3/30/2033	15,475	16,050
	Allstate Corp.	5.350%	6/1/2033	1,700	1,772
	Allstate Corp.	5.550%	5/9/2035	14,290	14,968
	Allstate Corp.	5.950%	4/1/2036	925	993
	Allstate Corp.	4.500%	6/15/2043	5,950	5,276
	Allstate Corp.	4.200%	12/15/2046	11,235	9,400
	Allstate Corp.	3.850%	8/10/2049	11,280	8,831
[3]	Allstate Corp.	6.500%	5/15/2057	5,775	6,109
	Ally Financial Inc.	4.750%	6/9/2027	5,000	5,030
	Ally Financial Inc.	7.100%	11/15/2027	24,247	25,505
	Ally Financial Inc.	5.737%	5/15/2029	16,600	16,995
	Ally Financial Inc.	6.992%	6/13/2029	2,895	3,057
	Ally Financial Inc.	5.543%	1/17/2031	20,000	20,404
[3]	Ally Financial Inc.	8.000%	11/1/2031	27,425	31,277
	American Express Co.	1.650%	11/4/2026	9,600	9,362
	American Express Co.	2.550%	3/4/2027	31,536	30,921
	American Express Co.	3.300%	5/3/2027	38,035	37,663
	American Express Co.	5.098%	2/16/2028	47,379	48,014
	American Express Co.	5.043%	7/26/2028	9,000	9,155
	American Express Co.	4.731%	4/25/2029	14,500	14,722
	American Express Co.	4.351%	7/20/2029	54,450	54,743
	American Express Co.	5.282%	7/27/2029	26,000	26,814
	American Express Co.	5.532%	4/25/2030	7,080	7,396
	American Express Co.	5.085%	1/30/2031	10,830	11,159
	American Express Co.	5.016%	4/25/2031	59,100	60,791
	American Express Co.	4.989%	5/26/2033	5,000	5,094
	American Express Co.	4.918%	7/20/2033	28,400	28,884
	American Express Co.	5.043%	5/1/2034	11,429	11,720
	American Express Co.	5.625%	7/28/2034	4,000	4,189
	American Express Co.	5.915%	4/25/2035	10,060	10,707
	American Express Co.	5.284%	7/26/2035	14,380	14,841
	American Express Co.	5.442%	1/30/2036	38,785	40,286
	American Express Co.	5.667%	4/25/2036	45,144	47,819
	American Express Co.	4.050%	12/3/2042	11,463	9,938
	American Financial Group Inc.	5.250%	4/2/2030	4,057	4,226
	American Financial Group Inc.	4.500%	6/15/2047	6,893	5,799
	American International Group Inc.	4.850%	5/7/2030	4,000	4,094
	American International Group Inc.	3.400%	6/30/2030	12,000	11,491
	American International Group Inc.	5.125%	3/27/2033	7,226	7,428
	American International Group Inc.	5.450%	5/7/2035	7,000	7,292
	American International Group Inc.	4.500%	7/16/2044	4,106	3,661
	American International Group Inc.	4.750%	4/1/2048	11,689	10,563
	American International Group Inc.	4.375%	6/30/2050	11,645	9,886
	American National Group Inc.	5.000%	6/15/2027	5,361	5,405
	American National Group Inc.	5.750%	10/1/2029	3,400	3,517
	American National Group Inc.	6.000%	7/15/2035	8,400	8,581
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,000	4,190
	Ameriprise Financial Inc.	4.500%	5/13/2032	3,000	3,013
	Ameriprise Financial Inc.	5.150%	5/15/2033	5,000	5,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	5.200%	4/15/2035	18,000	18,346
[3]	Andrew W Mellon Foundation	0.947%	8/1/2027	2,500	2,374
[3]	Aon Corp.	8.205%	1/1/2027	3,000	3,140
	Aon Corp.	2.850%	5/28/2027	4,365	4,281
	Aon Corp.	4.500%	12/15/2028	10,500	10,604
	Aon Corp.	3.750%	5/2/2029	9,459	9,321
	Aon Corp.	2.800%	5/15/2030	13,572	12,746
	Aon Corp.	2.600%	12/2/2031	3,000	2,701
	Aon Corp.	5.000%	9/12/2032	2,000	2,057
	Aon Corp.	5.350%	2/28/2033	14,056	14,676
	Aon Corp.	6.250%	9/30/2040	4,650	5,088
	Aon Corp.	2.900%	8/23/2051	12,233	7,717
	Aon Corp.	3.900%	2/28/2052	10,617	8,054
	Aon Global Ltd.	4.600%	6/14/2044	8,451	7,466
	Aon Global Ltd.	4.750%	5/15/2045	1,104	995
	Aon North America Inc.	5.125%	3/1/2027	3,335	3,383
	Aon North America Inc.	5.150%	3/1/2029	15,735	16,194
	Aon North America Inc.	5.300%	3/1/2031	8,435	8,794
	Aon North America Inc.	5.450%	3/1/2034	28,582	29,775
	Aon North America Inc.	5.750%	3/1/2054	23,848	24,030
	Apollo Debt Solutions BDC	6.900%	4/13/2029	20,000	21,017
[8]	Apollo Debt Solutions BDC	5.875%	8/30/2030	3,450	3,513
	Apollo Debt Solutions BDC	6.700%	7/29/2031	7,500	7,947
[8]	Apollo Debt Solutions BDC	6.550%	3/15/2032	6,950	7,290
	Apollo Global Management Inc.	6.375%	11/15/2033	5,090	5,620
	Apollo Global Management Inc.	5.150%	8/12/2035	5,000	5,024
	Apollo Global Management Inc.	5.800%	5/21/2054	9,100	9,218
	Apollo Global Management Inc.	6.000%	12/15/2054	5,650	5,633
	Arch Capital Finance LLC	4.011%	12/15/2026	4,725	4,717
	Arch Capital Finance LLC	5.031%	12/15/2046	3,225	3,004
	Arch Capital Group Ltd.	7.350%	5/1/2034	1,100	1,279
	Arch Capital Group Ltd.	3.635%	6/30/2050	9,640	7,197
	Arch Capital Group US Inc.	5.144%	11/1/2043	9,837	9,387
	Ares Capital Corp.	7.000%	1/15/2027	10,596	10,912
	Ares Capital Corp.	2.875%	6/15/2027	6,278	6,131
	Ares Capital Corp.	2.875%	6/15/2028	890	850
	Ares Capital Corp.	5.875%	3/1/2029	25,389	26,133
	Ares Capital Corp.	5.950%	7/15/2029	3,600	3,720
	Ares Capital Corp.	5.500%	9/1/2030	9,050	9,159
	Ares Capital Corp.	5.100%	1/15/2031	12,500	12,406
[3]	Ares Capital Corp.	5.800%	3/8/2032	16,652	16,964
	Ares Strategic Income Fund	5.700%	3/15/2028	12,550	12,733
[8]	Ares Strategic Income Fund	5.450%	9/9/2028	4,100	4,132
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	11,400	11,283
	Ares Strategic Income Fund	6.350%	8/15/2029	9,525	9,865
	Ares Strategic Income Fund	5.600%	2/15/2030	8,500	8,587
[8]	Ares Strategic Income Fund	5.800%	9/9/2030	6,075	6,175
[8]	Ares Strategic Income Fund	5.150%	1/15/2031	13,400	13,240
	Ares Strategic Income Fund	6.200%	3/21/2032	12,300	12,712
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,320	2,343
	Arthur J Gallagher & Co.	4.850%	12/15/2029	1,660	1,694
	Arthur J Gallagher & Co.	2.400%	11/9/2031	6,000	5,332
	Arthur J Gallagher & Co.	5.000%	2/15/2032	1,920	1,958
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,000	5,202
	Arthur J Gallagher & Co.	6.500%	2/15/2034	9,628	10,669
	Arthur J Gallagher & Co.	5.150%	2/15/2035	19,296	19,524
	Arthur J Gallagher & Co.	3.500%	5/20/2051	10,000	7,072
	Arthur J Gallagher & Co.	3.050%	3/9/2052	2,000	1,295
	Arthur J Gallagher & Co.	5.750%	3/2/2053	8,590	8,560
	Arthur J Gallagher & Co.	6.750%	2/15/2054	5,000	5,628
	Arthur J Gallagher & Co.	5.750%	7/15/2054	5,650	5,635
	Arthur J Gallagher & Co.	5.550%	2/15/2055	17,380	17,003
	Associated Banc-Corp.	6.455%	8/29/2030	1,000	1,036
	Assurant Inc.	4.900%	3/27/2028	1,600	1,619
	Assurant Inc.	3.700%	2/22/2030	1,300	1,260
	Assurant Inc.	5.550%	2/15/2036	1,400	1,418
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	3,600	3,786
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	2,000	1,878
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	2,000	1,428
[8]	Athene Global Funding	5.583%	1/9/2029	8,500	8,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	4.125%	1/12/2028	12,525	12,499
	Athene Holding Ltd.	6.150%	4/3/2030	11,425	12,186
	Athene Holding Ltd.	3.500%	1/15/2031	21,558	20,450
	Athene Holding Ltd.	6.650%	2/1/2033	20,000	21,753
	Athene Holding Ltd.	5.875%	1/15/2034	10,575	11,060
	Athene Holding Ltd.	3.950%	5/25/2051	5,800	4,223
	Athene Holding Ltd.	3.450%	5/15/2052	11,775	7,749
	Athene Holding Ltd.	6.250%	4/1/2054	9,690	9,874
	Athene Holding Ltd.	6.625%	10/15/2054	6,910	7,002
	Athene Holding Ltd.	6.625%	5/19/2055	18,350	19,655
	Athene Holding Ltd.	6.875%	6/28/2055	6,625	6,788
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	13,750	13,827
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	7,000	7,118
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	14,500	14,799
	AXA SA	8.600%	12/15/2030	7,660	9,112
	AXIS Specialty Finance LLC	3.900%	7/15/2029	2,600	2,560
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,930	2,850
	AXIS Specialty Finance plc	4.000%	12/6/2027	10,000	9,946
	Bain Capital Specialty Finance Inc.	2.550%	10/13/2026	3,000	2,935
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,150	3,168
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	10,000	10,343
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,200	9,520
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	12,000	12,779
	Banco Santander SA	5.179%	11/19/2025	12,510	12,519
	Banco Santander SA	4.250%	4/11/2027	18,975	19,003
	Banco Santander SA	5.294%	8/18/2027	32,500	33,131
	Banco Santander SA	6.527%	11/7/2027	22,800	23,360
	Banco Santander SA	3.800%	2/23/2028	9,800	9,707
	Banco Santander SA	5.552%	3/14/2028	11,200	11,397
	Banco Santander SA	4.175%	3/24/2028	25,000	24,963
	Banco Santander SA	4.379%	4/12/2028	12,800	12,842
[3]	Banco Santander SA	5.365%	7/15/2028	7,800	7,958
	Banco Santander SA	5.588%	8/8/2028	10,000	10,389
	Banco Santander SA	6.607%	11/7/2028	19,000	20,333
	Banco Santander SA	5.538%	3/14/2030	11,200	11,603
	Banco Santander SA	3.490%	5/28/2030	2,400	2,309
	Banco Santander SA	2.749%	12/3/2030	15,000	13,605
	Banco Santander SA	2.958%	3/25/2031	17,900	16,576
	Banco Santander SA	5.439%	7/15/2031	22,600	23,727
	Banco Santander SA	6.921%	8/8/2033	22,000	24,479
	Banco Santander SA	6.938%	11/7/2033	16,640	19,067
	Banco Santander SA	6.350%	3/14/2034	33,200	35,620
	Banco Santander SA	6.033%	1/17/2035	10,200	10,962
[3]	Bank of America Corp.	4.250%	10/22/2026	15,115	15,137
[3]	Bank of America Corp.	3.248%	10/21/2027	55,600	54,872
[3]	Bank of America Corp.	4.183%	11/25/2027	25,400	25,416
[3]	Bank of America Corp.	3.824%	1/20/2028	33,792	33,638
	Bank of America Corp.	4.376%	4/27/2028	20,050	20,124
[3]	Bank of America Corp.	3.593%	7/21/2028	47,625	47,195
[3]	Bank of America Corp.	4.948%	7/22/2028	53,000	53,760
	Bank of America Corp.	6.204%	11/10/2028	21,000	21,887
[3]	Bank of America Corp.	3.419%	12/20/2028	101,985	100,375
	Bank of America Corp.	4.979%	1/24/2029	50,000	50,936
[3]	Bank of America Corp.	3.970%	3/5/2029	10,000	9,954
	Bank of America Corp.	5.202%	4/25/2029	53,605	54,941
	Bank of America Corp.	4.623%	5/9/2029	92,268	93,394
[3]	Bank of America Corp.	2.087%	6/14/2029	25,000	23,677
[3]	Bank of America Corp.	4.271%	7/23/2029	40,000	40,122
[3]	Bank of America Corp.	3.974%	2/7/2030	10,000	9,926
[3]	Bank of America Corp.	3.194%	7/23/2030	6,065	5,843
[3]	Bank of America Corp.	2.884%	10/22/2030	38,825	36,831
	Bank of America Corp.	5.162%	1/24/2031	45,455	46,915
[3]	Bank of America Corp.	2.496%	2/13/2031	5,955	5,510
[3]	Bank of America Corp.	2.592%	4/29/2031	53,048	49,161
[3]	Bank of America Corp.	1.898%	7/23/2031	20,800	18,568
[3]	Bank of America Corp.	2.651%	3/11/2032	13,300	12,122
	Bank of America Corp.	2.687%	4/22/2032	112,675	102,634
	Bank of America Corp.	2.299%	7/21/2032	14,000	12,416
	Bank of America Corp.	2.572%	10/20/2032	26,399	23,668
[3]	Bank of America Corp.	2.972%	2/4/2033	17,275	15,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	5.015%	7/22/2033	35,500	36,289
	Bank of America Corp.	5.288%	4/25/2034	62,955	65,128
	Bank of America Corp.	5.468%	1/23/2035	52,765	55,127
[3]	Bank of America Corp.	5.425%	8/15/2035	14,200	14,493
	Bank of America Corp.	5.518%	10/25/2035	78,248	80,263
	Bank of America Corp.	5.511%	1/24/2036	50,440	52,714
	Bank of America Corp.	5.744%	2/12/2036	18,000	18,743
	Bank of America Corp.	5.464%	5/9/2036	64,705	67,542
	Bank of America Corp.	2.482%	9/21/2036	29,460	25,589
	Bank of America Corp.	6.110%	1/29/2037	13,848	14,918
[3]	Bank of America Corp.	4.244%	4/24/2038	36,831	34,344
	Bank of America Corp.	7.750%	5/14/2038	18,175	22,172
[3]	Bank of America Corp.	4.078%	4/23/2040	23,405	20,849
[3]	Bank of America Corp.	2.676%	6/19/2041	101,925	75,117
[3]	Bank of America Corp.	5.875%	2/7/2042	5,235	5,606
	Bank of America Corp.	3.311%	4/22/2042	47,505	37,661
[3]	Bank of America Corp.	5.000%	1/21/2044	14,777	14,419
[3]	Bank of America Corp.	4.875%	4/1/2044	7,682	7,367
[3]	Bank of America Corp.	4.750%	4/21/2045	4,425	4,017
[3]	Bank of America Corp.	4.443%	1/20/2048	10,998	9,644
[3]	Bank of America Corp.	3.946%	1/23/2049	17,575	14,188
[3]	Bank of America Corp.	4.330%	3/15/2050	2,600	2,214
[3]	Bank of America Corp.	4.083%	3/20/2051	104,135	84,757
[3]	Bank of America Corp.	3.483%	3/13/2052	600	440
	Bank of America Corp.	2.972%	7/21/2052	31,750	21,119
[3]	Bank of America NA	6.000%	10/15/2036	7,400	8,027
[3]	Bank of Montreal	2.650%	3/8/2027	13,425	13,177
[3]	Bank of Montreal	4.700%	9/14/2027	1,500	1,519
	Bank of Montreal	5.203%	2/1/2028	25,400	26,020
	Bank of Montreal	5.717%	9/25/2028	8,300	8,672
	Bank of Montreal	5.511%	6/4/2031	10,500	11,059
[3]	Bank of Montreal	3.803%	12/15/2032	18,390	18,063
	Bank of Montreal	3.088%	1/10/2037	7,600	6,768
[3]	Bank of New York Mellon Corp.	2.050%	1/26/2027	3,400	3,320
[3]	Bank of New York Mellon Corp.	3.250%	5/16/2027	15,989	15,845
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	6,200	6,132
[3]	Bank of New York Mellon Corp.	3.442%	2/7/2028	14,576	14,477
	Bank of New York Mellon Corp.	4.441%	6/9/2028	6,835	6,882
[3]	Bank of New York Mellon Corp.	3.992%	6/13/2028	9,000	8,996
	Bank of New York Mellon Corp.	4.890%	7/21/2028	21,350	21,670
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	15,000	15,531
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,700	3,588
	Bank of New York Mellon Corp.	4.543%	2/1/2029	11,875	12,008
	Bank of New York Mellon Corp.	4.729%	4/20/2029	1,650	1,677
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	9,000	9,577
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	71,000	72,934
[3]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,113	2,733
	Bank of New York Mellon Corp.	4.942%	2/11/2031	66,153	67,965
	Bank of New York Mellon Corp.	2.500%	1/26/2032	9,350	8,414
	Bank of New York Mellon Corp.	5.060%	7/22/2032	17,500	18,072
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,057	28,069
	Bank of New York Mellon Corp.	4.706%	2/1/2034	26,500	26,597
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	20,000	20,386
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,065	11,395
	Bank of New York Mellon Corp.	5.316%	6/6/2036	33,525	34,685
	Bank of Nova Scotia	1.950%	2/2/2027	1,140	1,112
[3]	Bank of Nova Scotia	5.400%	6/4/2027	4,500	4,602
	Bank of Nova Scotia	5.250%	6/12/2028	25,000	25,795
	Bank of Nova Scotia	4.404%	9/8/2028	1,280	1,287
	Bank of Nova Scotia	4.932%	2/14/2029	6,010	6,110
[3]	Bank of Nova Scotia	5.450%	8/1/2029	3,750	3,913
	Bank of Nova Scotia	5.130%	2/14/2031	10,850	11,152
	Bank of Nova Scotia	2.450%	2/2/2032	20,650	18,336
	Bank of Nova Scotia	4.740%	11/10/2032	14,120	14,275
	Bank of Nova Scotia	5.650%	2/1/2034	8,450	8,991
	Bank of Nova Scotia	4.588%	5/4/2037	25,500	24,682
	BankUnited Inc.	5.125%	6/11/2030	5,000	4,996
	Barclays plc	7.325%	11/2/2026	15,000	15,035
	Barclays plc	2.279%	11/24/2027	23,530	23,005
	Barclays plc	4.337%	1/10/2028	13,206	13,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.674%	3/12/2028	11,775	12,002
	Barclays plc	4.836%	5/9/2028	26,410	26,553
	Barclays plc	4.837%	9/10/2028	18,531	18,718
	Barclays plc	7.385%	11/2/2028	15,000	15,907
	Barclays plc	5.086%	2/25/2029	11,480	11,685
[3]	Barclays plc	4.972%	5/16/2029	14,400	14,613
	Barclays plc	6.490%	9/13/2029	31,205	33,033
	Barclays plc	4.476%	11/11/2029	10,200	10,218
	Barclays plc	5.690%	3/12/2030	14,600	15,167
[3]	Barclays plc	5.088%	6/20/2030	10,530	10,661
	Barclays plc	4.942%	9/10/2030	46,118	46,802
	Barclays plc	5.367%	2/25/2031	11,650	12,011
	Barclays plc	2.645%	6/24/2031	34,800	32,027
	Barclays plc	2.667%	3/10/2032	14,250	12,888
	Barclays plc	2.894%	11/24/2032	23,935	21,554
	Barclays plc	5.746%	8/9/2033	13,345	14,017
	Barclays plc	7.437%	11/2/2033	36,520	41,907
	Barclays plc	6.224%	5/9/2034	16,885	18,156
	Barclays plc	7.119%	6/27/2034	15,259	17,069
	Barclays plc	6.692%	9/13/2034	20,415	22,581
	Barclays plc	5.335%	9/10/2035	22,972	23,311
	Barclays plc	3.564%	9/23/2035	24,475	22,905
	Barclays plc	5.785%	2/25/2036	55,533	57,930
	Barclays plc	3.811%	3/10/2042	11,600	9,348
	Barclays plc	3.330%	11/24/2042	16,000	12,321
	Barclays plc	5.250%	8/17/2045	4,000	3,850
	Barclays plc	5.860%	8/11/2046	8,015	8,234
	Barclays plc	4.950%	1/10/2047	13,800	12,664
	Barclays plc	6.036%	3/12/2055	9,000	9,521
	Barings BDC Inc.	5.200%	9/15/2028	2,250	2,233
[8]	Barings Private Credit Corp.	6.150%	6/11/2030	8,175	8,157
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	5,000	4,897
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	2,000	1,827
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	5,000	4,423
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	4,325	4,042
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	12,729	11,482
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	25,450	21,771
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	6,395	5,495
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	34,825	22,855
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10,000	6,118
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	51,085	40,119
	Berkshire Hathaway Inc.	4.500%	2/11/2043	2,765	2,624
	BGC Group Inc.	8.000%	5/25/2028	4,800	5,127
	BlackRock Funding Inc.	4.600%	7/26/2027	7,020	7,114
	BlackRock Funding Inc.	4.700%	3/14/2029	6,750	6,907
	BlackRock Funding Inc.	5.000%	3/14/2034	16,300	16,802
	BlackRock Funding Inc.	4.900%	1/8/2035	9,520	9,752
	BlackRock Funding Inc.	5.250%	3/14/2054	16,300	15,907
	BlackRock Funding Inc.	5.350%	1/8/2055	9,520	9,440
	Blackrock Inc.	3.200%	3/15/2027	6,000	5,949
	Blackrock Inc.	3.250%	4/30/2029	3,000	2,934
	Blackrock Inc.	2.400%	4/30/2030	11,000	10,240
	Blackrock Inc.	1.900%	1/28/2031	13,575	12,105
	Blackrock Inc.	2.100%	2/25/2032	30,500	26,734
	Blackrock Inc.	4.750%	5/25/2033	6,430	6,572
	Blackstone Private Credit Fund	2.625%	12/15/2026	7,369	7,199
	Blackstone Private Credit Fund	7.300%	11/27/2028	3,781	4,038
	Blackstone Private Credit Fund	5.950%	7/16/2029	14,760	15,200
	Blackstone Private Credit Fund	5.600%	11/22/2029	14,550	14,815
	Blackstone Private Credit Fund	5.050%	9/10/2030	5,400	5,334
	Blackstone Private Credit Fund	6.250%	1/25/2031	10,585	11,061
	Blackstone Private Credit Fund	6.000%	1/29/2032	6,500	6,706
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,300	4,337
	Blackstone Secured Lending Fund	2.125%	2/15/2027	10,000	9,675
	Blackstone Secured Lending Fund	5.875%	11/15/2027	7,600	7,788
	Blackstone Secured Lending Fund	5.350%	4/13/2028	6,000	6,084
	Blackstone Secured Lending Fund	2.850%	9/30/2028	7,575	7,177
	Blackstone Secured Lending Fund	5.300%	6/30/2030	3,800	3,825
	Blue Owl Capital Corp.	2.625%	1/15/2027	9,900	9,634
	Blue Owl Capital Corp.	2.875%	6/11/2028	24,790	23,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blue Owl Capital Corp.	5.950%	3/15/2029	17,225	17,549
	Blue Owl Capital Corp.	6.200%	7/15/2030	2,600	2,674
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	15,150	16,238
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	3,000	3,219
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	9,510	9,917
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	9,600	9,732
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,500	6,830
	Blue Owl Finance LLC	3.125%	6/10/2031	7,761	7,066
	Blue Owl Finance LLC	6.250%	4/18/2034	11,800	12,383
	Blue Owl Finance LLC	4.125%	10/7/2051	1,191	871
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,446	10,581
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	7,000	7,222
[3]	BPCE SA	3.375%	12/2/2026	4,001	3,969
	Brighthouse Financial Inc.	5.625%	5/15/2030	5,000	5,130
	Brighthouse Financial Inc.	4.700%	6/22/2047	6,415	5,102
	Brighthouse Financial Inc.	3.850%	12/22/2051	3,550	2,340
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	4,150	4,341
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,000	15,563
	Brookfield Capital Finance LLC	6.087%	6/14/2033	12,184	13,122
	Brookfield Finance I UK plc	2.340%	1/30/2032	14,385	12,573
	Brookfield Finance Inc.	3.900%	1/25/2028	2,125	2,110
	Brookfield Finance Inc.	4.850%	3/29/2029	18,625	18,936
	Brookfield Finance Inc.	4.350%	4/15/2030	920	919
	Brookfield Finance Inc.	2.724%	4/15/2031	3,300	3,012
	Brookfield Finance Inc.	6.350%	1/5/2034	12,590	13,732
	Brookfield Finance Inc.	5.675%	1/15/2035	15,845	16,490
	Brookfield Finance Inc.	3.500%	3/30/2051	2,825	1,999
	Brookfield Finance Inc.	5.968%	3/4/2054	9,500	9,806
	Brookfield Finance Inc.	5.813%	3/3/2055	9,000	9,069
	Brookfield Finance LLC	3.450%	4/15/2050	16,950	11,832
	Brown & Brown Inc.	4.600%	12/23/2026	5,625	5,652
	Brown & Brown Inc.	4.700%	6/23/2028	2,115	2,136
	Brown & Brown Inc.	4.900%	6/23/2030	2,275	2,306
	Brown & Brown Inc.	2.375%	3/15/2031	7,603	6,766
	Brown & Brown Inc.	4.200%	3/17/2032	9,730	9,401
	Brown & Brown Inc.	5.250%	6/23/2032	1,225	1,257
	Brown & Brown Inc.	5.550%	6/23/2035	23,975	24,653
	Brown & Brown Inc.	4.950%	3/17/2052	6,855	6,050
	Brown & Brown Inc.	6.250%	6/23/2055	11,500	12,101
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	16,095	15,974
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	6,320	6,446
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	3,490	3,571
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	2,695	2,836
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	7,314	7,427
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	11,500	11,906
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	30,584	29,021
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	17,980	19,562
	Capital One Financial Corp.	4.100%	2/9/2027	15,300	15,279
	Capital One Financial Corp.	3.750%	3/9/2027	28,350	28,189
	Capital One Financial Corp.	3.650%	5/11/2027	19,440	19,294
	Capital One Financial Corp.	7.149%	10/29/2027	5,500	5,664
	Capital One Financial Corp.	1.878%	11/2/2027	14,023	13,665
	Capital One Financial Corp.	3.800%	1/31/2028	20,375	20,214
	Capital One Financial Corp.	5.468%	2/1/2029	58,482	59,945
	Capital One Financial Corp.	6.312%	6/8/2029	20,000	20,978
	Capital One Financial Corp.	5.700%	2/1/2030	16,314	16,939
	Capital One Financial Corp.	3.273%	3/1/2030	11,520	11,104
	Capital One Financial Corp.	5.247%	7/26/2030	6,000	6,165
	Capital One Financial Corp.	4.493%	9/11/2031	14,150	14,036
[3]	Capital One Financial Corp.	7.624%	10/30/2031	26,016	29,426
	Capital One Financial Corp.	2.359%	7/29/2032	4,000	3,452
	Capital One Financial Corp.	2.618%	11/2/2032	5,850	5,196
	Capital One Financial Corp.	5.268%	5/10/2033	6,640	6,790
	Capital One Financial Corp.	6.377%	6/8/2034	5,078	5,488
	Capital One Financial Corp.	7.964%	11/2/2034	12,000	14,175
	Capital One Financial Corp.	6.051%	2/1/2035	27,443	29,101
	Capital One Financial Corp.	5.884%	7/26/2035	27,000	28,304
	Capital One Financial Corp.	6.183%	1/30/2036	48,000	49,834
	Capital One Financial Corp.	5.197%	9/11/2036	6,200	6,132
[3]	Capital One NA	4.650%	9/13/2028	3,000	3,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital One NA	2.700%	2/6/2030	8,000	7,495
	Capital Southwest Corp.	5.950%	9/18/2030	5,786	5,800
[6]	Carlyle Secured Lending Inc.	5.750%	2/15/2031	9,700	9,643
	Cboe Global Markets Inc.	3.650%	1/12/2027	4,910	4,883
	Cboe Global Markets Inc.	1.625%	12/15/2030	5,830	5,122
	Charles Schwab Corp.	3.200%	3/2/2027	3,500	3,463
	Charles Schwab Corp.	2.450%	3/3/2027	31,290	30,617
	Charles Schwab Corp.	3.300%	4/1/2027	13,850	13,718
	Charles Schwab Corp.	3.200%	1/25/2028	5,350	5,256
	Charles Schwab Corp.	2.000%	3/20/2028	10,000	9,553
	Charles Schwab Corp.	4.000%	2/1/2029	5,550	5,548
	Charles Schwab Corp.	3.250%	5/22/2029	5,990	5,818
	Charles Schwab Corp.	2.750%	10/1/2029	2,590	2,459
	Charles Schwab Corp.	6.196%	11/17/2029	13,775	14,614
	Charles Schwab Corp.	1.650%	3/11/2031	13,300	11,571
	Charles Schwab Corp.	2.300%	5/13/2031	16,000	14,405
	Charles Schwab Corp.	1.950%	12/1/2031	16,985	14,744
	Charles Schwab Corp.	2.900%	3/3/2032	26,000	23,690
	Charles Schwab Corp.	5.853%	5/19/2034	13,000	13,912
	Charles Schwab Corp.	6.136%	8/24/2034	14,675	15,981
	Chubb Corp.	6.000%	5/11/2037	4,200	4,598
[3]	Chubb Corp.	6.500%	5/15/2038	9,705	11,042
	Chubb INA Holdings LLC	1.375%	9/15/2030	9,400	8,241
	Chubb INA Holdings LLC	5.000%	3/15/2034	21,530	22,075
	Chubb INA Holdings LLC	4.900%	8/15/2035	15,300	15,389
	Chubb INA Holdings LLC	6.700%	5/15/2036	1,810	2,077
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,100	962
	Chubb INA Holdings LLC	4.350%	11/3/2045	25,692	22,699
	Chubb INA Holdings LLC	2.850%	12/15/2051	6,000	3,930
	Chubb INA Holdings LLC	3.050%	12/15/2061	7,800	4,903
	CI Financial Corp.	3.200%	12/17/2030	10,930	9,810
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	6,363	6,810
[3]	Citibank NA	5.488%	12/4/2026	19,000	19,301
	Citibank NA	4.876%	11/19/2027	40,000	40,308
	Citibank NA	5.803%	9/29/2028	17,970	18,849
	Citibank NA	4.838%	8/6/2029	7,195	7,368
[3]	Citibank NA	4.914%	5/29/2030	6,800	6,983
[3]	Citibank NA	5.570%	4/30/2034	22,500	23,845
	Citigroup Inc.	3.200%	10/21/2026	41,250	40,897
	Citigroup Inc.	4.300%	11/20/2026	32,600	32,652
	Citigroup Inc.	4.450%	9/29/2027	34,810	34,950
[3]	Citigroup Inc.	3.887%	1/10/2028	35,125	34,992
[3]	Citigroup Inc.	3.070%	2/24/2028	20,000	19,694
	Citigroup Inc.	4.643%	5/7/2028	60,450	60,854
	Citigroup Inc.	4.658%	5/24/2028	5,570	5,611
	Citigroup Inc.	4.125%	7/25/2028	600	599
[3]	Citigroup Inc.	3.520%	10/27/2028	30,050	29,648
	Citigroup Inc.	4.542%	9/19/2030	15,800	15,874
[3]	Citigroup Inc.	2.976%	11/5/2030	38,100	36,075
[3]	Citigroup Inc.	4.412%	3/31/2031	78,850	78,698
	Citigroup Inc.	4.952%	5/7/2031	138,115	140,700
[3]	Citigroup Inc.	2.572%	6/3/2031	3,800	3,495
	Citigroup Inc.	4.503%	9/11/2031	21,126	21,135
	Citigroup Inc.	2.520%	11/3/2032	18,000	15,980
	Citigroup Inc.	3.057%	1/25/2033	29,600	26,964
	Citigroup Inc.	3.785%	3/17/2033	32,099	30,488
	Citigroup Inc.	4.910%	5/24/2033	7,200	7,274
	Citigroup Inc.	6.000%	10/31/2033	6,135	6,593
	Citigroup Inc.	6.270%	11/17/2033	43,000	46,911
	Citigroup Inc.	6.174%	5/25/2034	61,365	65,320
	Citigroup Inc.	5.827%	2/13/2035	49,515	51,399
	Citigroup Inc.	6.020%	1/24/2036	29,055	30,467
	Citigroup Inc.	6.125%	8/25/2036	11,118	11,867
	Citigroup Inc.	5.174%	9/11/2036	13,176	13,307
[3]	Citigroup Inc.	3.878%	1/24/2039	13,125	11,537
	Citigroup Inc.	8.125%	7/15/2039	13,096	16,783
[3]	Citigroup Inc.	5.316%	3/26/2041	69,175	68,924
	Citigroup Inc.	5.875%	1/30/2042	12,839	13,602
	Citigroup Inc.	2.904%	11/3/2042	2,290	1,676
	Citigroup Inc.	4.950%	11/7/2043	8,250	7,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.300%	5/6/2044	8,700	8,516
	Citigroup Inc.	4.650%	7/30/2045	8,275	7,477
	Citigroup Inc.	4.750%	5/18/2046	9,658	8,575
	Citigroup Inc.	4.650%	7/23/2048	19,785	17,658
	Citigroup Inc.	5.612%	3/4/2056	27,296	27,562
	Citizens Bank NA	4.575%	8/9/2028	6,075	6,108
	Citizens Financial Group Inc.	5.841%	1/23/2030	13,825	14,409
	Citizens Financial Group Inc.	2.500%	2/6/2030	10,876	9,982
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,700	7,283
	Citizens Financial Group Inc.	5.253%	3/5/2031	10,550	10,811
	Citizens Financial Group Inc.	5.718%	7/23/2032	6,080	6,351
	Citizens Financial Group Inc.	2.638%	9/30/2032	8,000	6,831
	Citizens Financial Group Inc.	6.645%	4/25/2035	8,556	9,408
	CME Group Inc.	4.400%	3/15/2030	9,000	9,104
	CME Group Inc.	5.300%	9/15/2043	10,840	11,089
	CME Group Inc.	4.150%	6/15/2048	9,762	8,321
	CNA Financial Corp.	3.450%	8/15/2027	5,000	4,941
	CNA Financial Corp.	3.900%	5/1/2029	11,450	11,305
	CNA Financial Corp.	2.050%	8/15/2030	2,445	2,186
	CNA Financial Corp.	5.500%	6/15/2033	5,302	5,500
	CNA Financial Corp.	5.125%	2/15/2034	14,406	14,539
	CNA Financial Corp.	5.200%	8/15/2035	10,200	10,222
	CNO Financial Group Inc.	5.250%	5/30/2029	5,400	5,494
	CNO Financial Group Inc.	6.450%	6/15/2034	8,570	9,099
	Comerica Bank	5.332%	8/25/2033	5,110	5,104
	Comerica Inc.	4.000%	2/1/2029	5,370	5,302
	Comerica Inc.	5.982%	1/30/2030	10,235	10,648
	Commonwealth Bank of Australia	4.577%	11/27/2026	11,250	11,329
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,050	9,152
[3,6]	Commonwealth Bank of Australia	4.150%	10/1/2030	4,288	4,287
	Cooperatieve Rabobank UA	5.500%	10/5/2026	23,300	23,657
	Cooperatieve Rabobank UA	4.883%	1/21/2028	11,500	11,754
	Cooperatieve Rabobank UA	4.800%	1/9/2029	8,300	8,483
	Cooperatieve Rabobank UA	4.494%	10/17/2029	13,250	13,488
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	663	668
	Cooperatieve Rabobank UA	5.750%	12/1/2043	20,449	20,866
	Cooperatieve Rabobank UA	5.250%	8/4/2045	29,173	27,906
	Corebridge Financial Inc.	3.650%	4/5/2027	12,000	11,900
	Corebridge Financial Inc.	3.850%	4/5/2029	20,288	19,997
	Corebridge Financial Inc.	3.900%	4/5/2032	22,628	21,593
	Corebridge Financial Inc.	6.050%	9/15/2033	10,695	11,432
	Corebridge Financial Inc.	5.750%	1/15/2034	11,785	12,397
	Corebridge Financial Inc.	4.350%	4/5/2042	11,815	10,270
	Corebridge Financial Inc.	4.400%	4/5/2052	14,265	11,791
	Corebridge Financial Inc.	6.875%	12/15/2052	10,340	10,598
	Corebridge Financial Inc.	6.375%	9/15/2054	8,500	8,723
	Credit Suisse USA LLC	7.125%	7/15/2032	7,791	8,951
	Deutsche Bank AG	2.129%	11/24/2026	23,350	23,265
	Deutsche Bank AG	2.311%	11/16/2027	24,792	24,254
	Deutsche Bank AG	2.552%	1/7/2028	3,976	3,889
	Deutsche Bank AG	5.706%	2/8/2028	7,000	7,125
	Deutsche Bank AG	6.720%	1/18/2029	20,800	21,839
	Deutsche Bank AG	6.819%	11/20/2029	17,380	18,589
	Deutsche Bank AG	4.999%	9/11/2030	15,000	15,219
	Deutsche Bank AG	5.297%	5/9/2031	43,175	44,199
	Deutsche Bank AG	5.882%	7/8/2031	2,282	2,360
	Deutsche Bank AG	4.950%	8/4/2031	10,240	10,332
[3]	Deutsche Bank AG	3.547%	9/18/2031	14,000	13,271
	Deutsche Bank AG	3.729%	1/14/2032	15,895	14,894
	Deutsche Bank AG	3.035%	5/28/2032	10,500	9,589
	Deutsche Bank AG	4.875%	12/1/2032	14,405	14,393
	Deutsche Bank AG	3.742%	1/7/2033	13,126	12,102
	Deutsche Bank AG	7.079%	2/10/2034	16,846	18,513
	Deutsche Bank AG	5.403%	9/11/2035	15,398	15,689
	Eaton Vance Corp.	3.500%	4/6/2027	5,053	5,018
	Enact Holdings Inc.	6.250%	5/28/2029	9,779	10,227
	Enstar Finance LLC	5.500%	1/15/2042	7,055	7,001
	Enstar Group Ltd.	4.950%	6/1/2029	714	721
	Enstar Group Ltd.	3.100%	9/1/2031	11,000	9,833
	Equitable Holdings Inc.	4.350%	4/20/2028	5,190	5,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equitable Holdings Inc.	5.594%	1/11/2033	6,180	6,507
	Equitable Holdings Inc.	5.000%	4/20/2048	15,118	13,876
	Equitable Holdings Inc.	6.700%	3/28/2055	5,800	6,064
	Essent Group Ltd.	6.250%	7/1/2029	5,800	6,076
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	3,225	2,932
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	12,000	8,473
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	11,750	7,585
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5,000	5,216
	F&G Annuities & Life Inc.	6.250%	10/4/2034	5,750	5,868
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,000	6,077
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	10,000	10,035
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	5,000	4,722
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	7,600	7,906
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	8,570	9,115
[8]	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	9,600	9,955
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	11,250	11,896
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	6,900	7,095
[8]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	4,600	4,948
	Fidelity National Financial Inc.	3.400%	6/15/2030	4,311	4,091
	Fidelity National Financial Inc.	2.450%	3/15/2031	7,000	6,203
	Fidelity National Financial Inc.	3.200%	9/17/2051	10,000	6,415
	Fifth Third Bancorp	2.550%	5/5/2027	2,208	2,156
	Fifth Third Bancorp	1.707%	11/1/2027	4,466	4,341
	Fifth Third Bancorp	3.950%	3/14/2028	9,400	9,357
	Fifth Third Bancorp	6.361%	10/27/2028	10,000	10,423
	Fifth Third Bancorp	6.339%	7/27/2029	13,360	14,075
	Fifth Third Bancorp	4.772%	7/28/2030	5,000	5,055
	Fifth Third Bancorp	4.895%	9/6/2030	11,060	11,237
	Fifth Third Bancorp	5.631%	1/29/2032	10,000	10,480
[3]	Fifth Third Bank NA	2.250%	2/1/2027	3,400	3,316
	First American Financial Corp.	4.000%	5/15/2030	3,130	3,027
	First American Financial Corp.	2.400%	8/15/2031	7,000	6,099
	First American Financial Corp.	5.450%	9/30/2034	5,000	5,014
[3]	First Horizon Bank	5.750%	5/1/2030	4,595	4,742
	First Horizon Corp.	5.514%	3/7/2031	4,800	4,940
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	4,210	4,369
	FNB Corp.	5.722%	12/11/2030	4,100	4,172
[6,8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	3,700	3,663
	Franklin Resources Inc.	1.600%	10/30/2030	10,000	8,736
	Franklin Resources Inc.	2.950%	8/12/2051	4,000	2,549
	FS KKR Capital Corp.	3.125%	10/12/2028	4,500	4,170
	FS KKR Capital Corp.	7.875%	1/15/2029	4,500	4,728
	FS KKR Capital Corp.	6.125%	1/15/2030	14,500	14,430
	GATX Corp.	3.850%	3/30/2027	4,885	4,858
	GATX Corp.	3.500%	3/15/2028	7,000	6,874
	GATX Corp.	4.550%	11/7/2028	7,215	7,259
	GATX Corp.	4.000%	6/30/2030	8,315	8,175
	GATX Corp.	1.900%	6/1/2031	6,599	5,757
	GATX Corp.	3.500%	6/1/2032	975	905
	GATX Corp.	5.450%	9/15/2033	7,500	7,733
	GATX Corp.	6.900%	5/1/2034	9,400	10,581
	GATX Corp.	5.500%	6/15/2035	3,700	3,815
	GATX Corp.	4.500%	3/30/2045	2,175	1,804
	GATX Corp.	3.100%	6/1/2051	6,000	3,871
	GATX Corp.	6.050%	6/5/2054	6,535	6,776
	Globe Life Inc.	4.550%	9/15/2028	3,200	3,227
	Globe Life Inc.	2.150%	8/15/2030	4,450	3,998
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	6,685	6,726
	Goldman Sachs Capital I	6.345%	2/15/2034	9,435	10,091
	Goldman Sachs Group Inc.	3.500%	11/16/2026	54,865	54,511
	Goldman Sachs Group Inc.	5.950%	1/15/2027	3,845	3,940
	Goldman Sachs Group Inc.	3.850%	1/26/2027	51,026	50,894
	Goldman Sachs Group Inc.	1.948%	10/21/2027	25,000	24,416
	Goldman Sachs Group Inc.	2.640%	2/24/2028	5,000	4,895
	Goldman Sachs Group Inc.	4.937%	4/23/2028	77,089	77,995
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	9,575	9,505
	Goldman Sachs Group Inc.	4.482%	8/23/2028	44,763	45,038
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	41,494	41,131
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	23,875	23,901
	Goldman Sachs Group Inc.	6.484%	10/24/2029	45,225	48,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.600%	2/7/2030	3,700	3,466
	Goldman Sachs Group Inc.	3.800%	3/15/2030	36,010	35,427
	Goldman Sachs Group Inc.	5.727%	4/25/2030	26,000	27,200
	Goldman Sachs Group Inc.	5.049%	7/23/2030	40,000	41,010
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	18,000	18,578
	Goldman Sachs Group Inc.	5.218%	4/23/2031	90,353	93,431
	Goldman Sachs Group Inc.	1.992%	1/27/2032	26,275	23,180
	Goldman Sachs Group Inc.	2.615%	4/22/2032	68,291	61,904
	Goldman Sachs Group Inc.	2.383%	7/21/2032	25,565	22,803
	Goldman Sachs Group Inc.	2.650%	10/21/2032	63,190	56,830
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,680	36,397
	Goldman Sachs Group Inc.	5.851%	4/25/2035	2,975	3,168
	Goldman Sachs Group Inc.	5.330%	7/23/2035	29,025	29,875
	Goldman Sachs Group Inc.	5.016%	10/23/2035	31,800	32,016
	Goldman Sachs Group Inc.	5.536%	1/28/2036	50,000	52,234
	Goldman Sachs Group Inc.	6.450%	5/1/2036	8,650	9,511
	Goldman Sachs Group Inc.	6.750%	10/1/2037	56,135	62,852
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	57,447	51,449
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	31,354	28,986
	Goldman Sachs Group Inc.	6.250%	2/1/2041	9,856	10,828
	Goldman Sachs Group Inc.	3.210%	4/22/2042	36,440	28,147
	Goldman Sachs Group Inc.	2.908%	7/21/2042	8,000	5,904
	Goldman Sachs Group Inc.	3.436%	2/24/2043	10,000	7,878
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	11,000	10,208
	Goldman Sachs Group Inc.	5.150%	5/22/2045	30,892	29,033
	Goldman Sachs Group Inc.	5.561%	11/19/2045	75,100	76,213
	Goldman Sachs Group Inc.	5.734%	1/28/2056	55,123	57,173
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,075	1,092
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	8,575	8,767
	Golub Capital BDC Inc.	2.050%	2/15/2027	10,093	9,727
	Golub Capital BDC Inc.	7.050%	12/5/2028	5,497	5,812
	Golub Capital BDC Inc.	6.000%	7/15/2029	14,455	14,772
	Golub Capital Private Credit Fund	5.800%	9/12/2029	9,250	9,375
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,800	6,919
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	13,525	13,894
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	10,350	10,535
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	7,950	8,199
	Hanover Insurance Group Inc.	2.500%	9/1/2030	7,610	6,871
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,700	1,719
	Hartford Insurance Group Inc.	2.800%	8/19/2029	10,106	9,572
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,380	6,776
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,070	4,402
	Hartford Insurance Group Inc.	3.600%	8/19/2049	12,000	9,048
	Hartford Insurance Group Inc.	2.900%	9/15/2051	6,000	3,896
	Hercules Capital Inc.	6.000%	6/16/2030	8,195	8,361
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,688	4,642
[8]	HPS Corporate Lending Fund	5.300%	6/5/2027	875	880
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	6,879	6,844
	HPS Corporate Lending Fund	6.750%	1/30/2029	5,000	5,213
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,710	3,831
[8]	HPS Corporate Lending Fund	5.850%	6/5/2030	6,750	6,869
[8]	HPS Corporate Lending Fund	5.450%	11/15/2030	9,475	9,468
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,493	13,723
[3]	HSBC Bank USA NA	7.000%	1/15/2039	7,726	9,103
	HSBC Holdings plc	7.336%	11/3/2026	15,000	15,038
	HSBC Holdings plc	2.251%	11/22/2027	18,264	17,846
[3]	HSBC Holdings plc	4.041%	3/13/2028	12,350	12,313
	HSBC Holdings plc	5.597%	5/17/2028	20,325	20,749
	HSBC Holdings plc	4.755%	6/9/2028	15,515	15,649
	HSBC Holdings plc	5.210%	8/11/2028	19,060	19,382
[3]	HSBC Holdings plc	2.013%	9/22/2028	27,174	26,034
	HSBC Holdings plc	7.390%	11/3/2028	15,000	15,935
	HSBC Holdings plc	5.130%	11/19/2028	5,500	5,597
	HSBC Holdings plc	4.899%	3/3/2029	14,600	14,806
	HSBC Holdings plc	6.161%	3/9/2029	9,216	9,606
[3]	HSBC Holdings plc	4.583%	6/19/2029	40,587	40,864
	HSBC Holdings plc	2.206%	8/17/2029	31,700	29,917
	HSBC Holdings plc	4.950%	3/31/2030	21,025	21,563
[3]	HSBC Holdings plc	3.973%	5/22/2030	24,815	24,444
	HSBC Holdings plc	5.286%	11/19/2030	26,493	27,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.130%	3/3/2031	7,100	7,270
[3]	HSBC Holdings plc	2.848%	6/4/2031	35,100	32,640
[3]	HSBC Holdings plc	2.357%	8/18/2031	16,500	14,932
	HSBC Holdings plc	5.733%	5/17/2032	11,286	11,865
[3]	HSBC Holdings plc	7.625%	5/17/2032	575	641
	HSBC Holdings plc	2.804%	5/24/2032	42,900	38,862
	HSBC Holdings plc	2.871%	11/22/2032	40,145	36,165
[3]	HSBC Holdings plc	7.350%	11/27/2032	600	664
	HSBC Holdings plc	4.762%	3/29/2033	18,700	18,620
	HSBC Holdings plc	5.402%	8/11/2033	12,575	13,045
	HSBC Holdings plc	8.113%	11/3/2033	20,000	23,463
	HSBC Holdings plc	6.254%	3/9/2034	46,074	50,156
	HSBC Holdings plc	6.547%	6/20/2034	31,500	33,976
	HSBC Holdings plc	7.399%	11/13/2034	30,245	34,439
	HSBC Holdings plc	5.719%	3/4/2035	14,000	14,761
	HSBC Holdings plc	5.874%	11/18/2035	26,606	27,517
	HSBC Holdings plc	5.450%	3/3/2036	28,400	29,341
[3]	HSBC Holdings plc	6.500%	5/2/2036	15,575	16,824
	HSBC Holdings plc	5.790%	5/13/2036	47,452	50,013
	HSBC Holdings plc	5.741%	9/10/2036	18,442	18,782
[3]	HSBC Holdings plc	6.500%	9/15/2037	27,201	29,215
[3]	HSBC Holdings plc	6.800%	6/1/2038	5,908	6,591
	HSBC Holdings plc	6.100%	1/14/2042	5,325	5,796
	HSBC Holdings plc	6.332%	3/9/2044	28,500	31,312
	HSBC Holdings plc	5.250%	3/14/2044	30,738	29,969
	HSBC USA Inc.	5.294%	3/4/2027	11,312	11,509
	HSBC USA Inc.	4.650%	6/3/2028	3,400	3,447
	Huntington Bancshares Inc.	4.443%	8/4/2028	15,856	15,929
	Huntington Bancshares Inc.	6.208%	8/21/2029	9,275	9,759
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,935	1,791
	Huntington Bancshares Inc.	5.272%	1/15/2031	13,269	13,674
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,650	4,678
	Huntington Bancshares Inc.	5.709%	2/2/2035	11,852	12,346
	Huntington Bancshares Inc.	2.487%	8/15/2036	7,400	6,331
	Huntington Bancshares Inc.	6.141%	11/18/2039	12,495	13,001
[3]	Huntington National Bank	4.270%	11/25/2026	3,375	3,360
	Huntington National Bank	4.871%	4/12/2028	7,200	7,279
	Huntington National Bank	4.552%	5/17/2028	5,000	5,030
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	9,212	9,116
	ING Groep NV	3.950%	3/29/2027	10,900	10,860
	ING Groep NV	4.017%	3/28/2028	10,470	10,441
	ING Groep NV	4.550%	10/2/2028	4,000	4,039
	ING Groep NV	4.858%	3/25/2029	4,500	4,560
	ING Groep NV	4.050%	4/9/2029	3,655	3,628
	ING Groep NV	5.335%	3/19/2030	3,192	3,293
	ING Groep NV	5.066%	3/25/2031	6,350	6,505
	ING Groep NV	4.252%	3/28/2033	10,000	9,782
	ING Groep NV	5.550%	3/19/2035	33,575	34,886
	ING Groep NV	5.525%	3/25/2036	3,435	3,566
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,100	6,979
	Intercontinental Exchange Inc.	3.625%	9/1/2028	10,000	9,883
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,375	4,337
	Intercontinental Exchange Inc.	4.350%	6/15/2029	30,586	30,847
	Intercontinental Exchange Inc.	2.100%	6/15/2030	16,540	15,022
	Intercontinental Exchange Inc.	5.250%	6/15/2031	16,342	17,096
	Intercontinental Exchange Inc.	1.850%	9/15/2032	23,055	19,496
	Intercontinental Exchange Inc.	4.600%	3/15/2033	23,444	23,595
	Intercontinental Exchange Inc.	2.650%	9/15/2040	21,940	16,255
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,115	945
	Intercontinental Exchange Inc.	3.000%	6/15/2050	19,875	13,303
	Intercontinental Exchange Inc.	4.950%	6/15/2052	13,000	12,069
	Intercontinental Exchange Inc.	3.000%	9/15/2060	19,000	11,788
	Intercontinental Exchange Inc.	5.200%	6/15/2062	11,500	10,905
[8]	Intesa Sanpaolo SpA	4.700%	9/23/2049	2,000	1,656
	Invesco Finance plc	5.375%	11/30/2043	7,125	6,941
	Jackson Financial Inc.	3.125%	11/23/2031	5,475	4,956
	Jackson Financial Inc.	5.670%	6/8/2032	4,000	4,155
	Jackson Financial Inc.	4.000%	11/23/2051	5,800	4,185
	Jefferies Financial Group Inc.	4.850%	1/15/2027	11,425	11,523
	Jefferies Financial Group Inc.	6.450%	6/8/2027	1,235	1,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,065	4,232
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,510	9,392
	Jefferies Financial Group Inc.	2.625%	10/15/2031	5,500	4,891
	Jefferies Financial Group Inc.	2.750%	10/15/2032	4,000	3,479
	Jefferies Financial Group Inc.	6.200%	4/14/2034	31,565	33,532
	Jefferies Financial Group Inc.	6.250%	1/15/2036	3,055	3,257
	Jefferies Financial Group Inc.	6.500%	1/20/2043	4,305	4,615
	JPMorgan Chase & Co.	2.950%	10/1/2026	58,625	58,061
	JPMorgan Chase & Co.	7.625%	10/15/2026	875	909
	JPMorgan Chase & Co.	4.125%	12/15/2026	28,750	28,776
	JPMorgan Chase & Co.	8.000%	4/29/2027	2,500	2,652
	JPMorgan Chase & Co.	4.250%	10/1/2027	11,592	11,668
	JPMorgan Chase & Co.	3.625%	12/1/2027	9,750	9,672
	JPMorgan Chase & Co.	5.040%	1/23/2028	28,270	28,591
[3]	JPMorgan Chase & Co.	3.782%	2/1/2028	9,075	9,035
	JPMorgan Chase & Co.	2.947%	2/24/2028	1,890	1,860
	JPMorgan Chase & Co.	5.571%	4/22/2028	23,765	24,288
	JPMorgan Chase & Co.	4.323%	4/26/2028	36,840	36,932
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	14,690	14,558
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	25,100	24,332
	JPMorgan Chase & Co.	4.979%	7/22/2028	23,800	24,163
	JPMorgan Chase & Co.	4.505%	10/22/2028	10,000	10,082
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	65,821	64,929
	JPMorgan Chase & Co.	4.915%	1/24/2029	36,000	36,647
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	53,930	53,765
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	23,425	23,469
	JPMorgan Chase & Co.	5.299%	7/24/2029	54,705	56,339
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,555	5,861
[3]	JPMorgan Chase & Co.	4.452%	12/5/2029	19,500	19,649
	JPMorgan Chase & Co.	5.012%	1/23/2030	25,170	25,779
	JPMorgan Chase & Co.	5.581%	4/22/2030	107,685	112,462
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,664	16,377
	JPMorgan Chase & Co.	4.995%	7/22/2030	45,420	46,588
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	45,715	43,175
	JPMorgan Chase & Co.	4.603%	10/22/2030	101,390	102,531
	JPMorgan Chase & Co.	5.140%	1/24/2031	29,000	29,948
[3]	JPMorgan Chase & Co.	4.493%	3/24/2031	42,947	43,347
[3]	JPMorgan Chase & Co.	2.522%	4/22/2031	22,000	20,405
	JPMorgan Chase & Co.	5.103%	4/22/2031	8,420	8,702
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	30,000	28,132
	JPMorgan Chase & Co.	1.953%	2/4/2032	29,000	25,636
	JPMorgan Chase & Co.	2.580%	4/22/2032	28,354	25,771
	JPMorgan Chase & Co.	2.545%	11/8/2032	42,170	37,834
	JPMorgan Chase & Co.	2.963%	1/25/2033	13,270	12,132
	JPMorgan Chase & Co.	4.912%	7/25/2033	88,700	90,461
	JPMorgan Chase & Co.	5.717%	9/14/2033	1,440	1,524
	JPMorgan Chase & Co.	5.350%	6/1/2034	83,072	86,529
	JPMorgan Chase & Co.	6.254%	10/23/2034	19,000	20,918
	JPMorgan Chase & Co.	5.336%	1/23/2035	34,849	36,175
	JPMorgan Chase & Co.	5.766%	4/22/2035	7,235	7,710
	JPMorgan Chase & Co.	4.946%	10/22/2035	42,665	43,026
	JPMorgan Chase & Co.	5.502%	1/24/2036	31,000	32,439
	JPMorgan Chase & Co.	5.572%	4/22/2036	80,629	85,056
	JPMorgan Chase & Co.	5.576%	7/23/2036	116,215	120,571
	JPMorgan Chase & Co.	6.400%	5/15/2038	12,465	14,150
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	31,170	28,067
	JPMorgan Chase & Co.	5.500%	10/15/2040	26,584	27,541
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	33,275	26,175
	JPMorgan Chase & Co.	2.525%	11/19/2041	14,800	10,685
	JPMorgan Chase & Co.	5.400%	1/6/2042	3,575	3,655
	JPMorgan Chase & Co.	3.157%	4/22/2042	24,595	19,152
	JPMorgan Chase & Co.	5.625%	8/16/2043	36,510	37,605
	JPMorgan Chase & Co.	4.850%	2/1/2044	3,500	3,344
	JPMorgan Chase & Co.	4.950%	6/1/2045	14,174	13,355
	JPMorgan Chase & Co.	5.534%	11/29/2045	73,830	75,875
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	25,500	21,929
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,000	3,316
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	55,200	45,111
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,870	9,580
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	49,000	33,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.328%	4/22/2052	37,900	27,100
	JPMorgan Chase Bank NA	5.110%	12/8/2026	18,375	18,611
	Kemper Corp.	2.400%	9/30/2030	5,000	4,422
	Kemper Corp.	3.800%	2/23/2032	2,450	2,262
[3]	KeyBank NA	5.850%	11/15/2027	7,600	7,841
[3]	KeyBank NA	4.390%	12/14/2027	1,060	1,065
[3]	KeyBank NA	6.950%	2/1/2028	2,750	2,898
[3]	KeyBank NA	4.900%	8/8/2032	15,000	14,883
	KeyBank NA	5.000%	1/26/2033	16,635	16,737
[3]	KeyCorp	4.100%	4/30/2028	18,000	17,975
[3]	KeyCorp	2.550%	10/1/2029	9,500	8,897
[3]	KeyCorp	5.121%	4/4/2031	6,000	6,161
[3]	KeyCorp	4.789%	6/1/2033	1,445	1,441
	KeyCorp	6.401%	3/6/2035	16,905	18,342
	KKR & Co. Inc.	5.100%	8/7/2035	8,950	8,969
	Lazard Group LLC	4.500%	9/19/2028	9,350	9,394
	Lazard Group LLC	6.000%	3/15/2031	5,000	5,284
	Lazard Group LLC	5.625%	8/1/2035	5,000	5,082
	Legg Mason Inc.	5.625%	1/15/2044	5,486	5,516
	Lincoln National Corp.	3.625%	12/12/2026	10,150	10,077
	Lincoln National Corp.	3.800%	3/1/2028	9,750	9,643
	Lincoln National Corp.	3.050%	1/15/2030	7,814	7,422
	Lloyds Banking Group plc	3.750%	1/11/2027	9,750	9,714
	Lloyds Banking Group plc	3.750%	3/18/2028	22,588	22,434
	Lloyds Banking Group plc	4.375%	3/22/2028	20,510	20,599
	Lloyds Banking Group plc	4.550%	8/16/2028	4,150	4,193
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	21,225	20,946
	Lloyds Banking Group plc	5.087%	11/26/2028	7,450	7,581
	Lloyds Banking Group plc	5.871%	3/6/2029	5,401	5,602
	Lloyds Banking Group plc	4.818%	6/13/2029	5,099	5,169
	Lloyds Banking Group plc	5.721%	6/5/2030	8,000	8,362
	Lloyds Banking Group plc	4.976%	8/11/2033	25,753	26,105
	Lloyds Banking Group plc	7.953%	11/15/2033	8,000	9,320
	Lloyds Banking Group plc	5.679%	1/5/2035	19,225	20,159
	Lloyds Banking Group plc	5.590%	11/26/2035	8,780	9,117
	Lloyds Banking Group plc	6.068%	6/13/2036	9,365	9,846
	Lloyds Banking Group plc	5.300%	12/1/2045	8,574	8,181
	Lloyds Banking Group plc	3.369%	12/14/2046	29,638	21,925
	Loews Corp.	3.200%	5/15/2030	6,500	6,217
	Loews Corp.	6.000%	2/1/2035	3,575	3,860
	Loews Corp.	4.125%	5/15/2043	4,315	3,667
	LPL Holdings Inc.	5.700%	5/20/2027	4,800	4,890
	LPL Holdings Inc.	4.900%	4/3/2028	3,670	3,710
	LPL Holdings Inc.	6.750%	11/17/2028	5,670	6,052
	LPL Holdings Inc.	5.200%	3/15/2030	8,800	8,992
	LPL Holdings Inc.	6.000%	5/20/2034	5,800	6,067
	LPL Holdings Inc.	5.650%	3/15/2035	5,800	5,908
	LPL Holdings Inc.	5.750%	6/15/2035	5,750	5,900
	M&T Bank Corp.	4.553%	8/16/2028	6,605	6,646
[3]	M&T Bank Corp.	4.833%	1/16/2029	1,500	1,518
	M&T Bank Corp.	7.413%	10/30/2029	7,300	7,928
	M&T Bank Corp.	5.179%	7/8/2031	4,500	4,607
	M&T Bank Corp.	6.082%	3/13/2032	7,500	7,971
	M&T Bank Corp.	5.053%	1/27/2034	22,620	22,675
	M&T Bank Corp.	5.400%	7/30/2035	12,039	12,130
[3]	M&T Bank Corp.	5.385%	1/16/2036	4,000	4,056
	Main Street Capital Corp.	6.500%	6/4/2027	5,400	5,520
	Main Street Capital Corp.	5.400%	8/15/2028	5,116	5,137
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,000	6,893
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	12,584	12,750
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,750	14,888
	Manulife Financial Corp.	2.484%	5/19/2027	6,000	5,850
[3]	Manulife Financial Corp.	4.061%	2/24/2032	13,925	13,828
	Manulife Financial Corp.	5.375%	3/4/2046	8,075	8,065
	Marex Group plc	5.829%	5/8/2028	8,145	8,265
	Marex Group plc	6.404%	11/4/2029	9,200	9,492
	Markel Group Inc.	3.500%	11/1/2027	6,175	6,093
	Markel Group Inc.	3.350%	9/17/2029	2,555	2,468
	Markel Group Inc.	5.000%	4/5/2046	4,650	4,237
	Markel Group Inc.	4.300%	11/1/2047	2,200	1,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Markel Group Inc.	5.000%	5/20/2049	5,941	5,335
	Markel Group Inc.	4.150%	9/17/2050	620	488
	Markel Group Inc.	3.450%	5/7/2052	12,400	8,512
	Markel Group Inc.	6.000%	5/16/2054	6,860	7,031
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	9,190	9,294
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	11,025	11,125
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	6,330	6,440
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	13,910	12,607
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	11,600	11,866
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	6,000	6,442
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,000	6,293
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	9,100	9,413
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	13,200	13,355
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	18,400	17,731
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	21,924	20,141
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	2,230	2,456
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	10,000	9,895
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	12,215	12,515
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,091	5,034
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	21,020	20,628
	Mastercard Inc.	2.950%	11/21/2026	7,850	7,767
	Mastercard Inc.	3.300%	3/26/2027	31,347	31,105
	Mastercard Inc.	4.100%	1/15/2028	6,903	6,940
	Mastercard Inc.	3.500%	2/26/2028	3,720	3,691
	Mastercard Inc.	4.875%	3/9/2028	22,635	23,158
	Mastercard Inc.	4.550%	3/15/2028	2,100	2,133
	Mastercard Inc.	2.950%	6/1/2029	6,375	6,161
	Mastercard Inc.	3.350%	3/26/2030	16,000	15,579
	Mastercard Inc.	1.900%	3/15/2031	3,575	3,185
	Mastercard Inc.	2.000%	11/18/2031	7,000	6,182
	Mastercard Inc.	4.350%	1/15/2032	13,878	13,935
	Mastercard Inc.	4.950%	3/15/2032	8,200	8,493
	Mastercard Inc.	4.875%	5/9/2034	6,800	6,963
	Mastercard Inc.	4.550%	1/15/2035	19,402	19,357
	Mastercard Inc.	3.800%	11/21/2046	5,700	4,618
	Mastercard Inc.	3.950%	2/26/2048	12,610	10,388
	Mastercard Inc.	3.650%	6/1/2049	11,030	8,578
	Mastercard Inc.	3.850%	3/26/2050	19,406	15,551
	Mastercard Inc.	2.950%	3/15/2051	7,000	4,687
	Mercury General Corp.	4.400%	3/15/2027	3,265	3,251
	MetLife Inc.	4.550%	3/23/2030	16,925	17,208
	MetLife Inc.	5.375%	7/15/2033	14,727	15,510
	MetLife Inc.	6.375%	6/15/2034	3,445	3,844
	MetLife Inc.	5.300%	12/15/2034	20,995	21,850
[3]	MetLife Inc.	6.400%	12/15/2036	16,231	17,111
	MetLife Inc.	5.875%	2/6/2041	12,892	13,672
	MetLife Inc.	4.125%	8/13/2042	18,975	16,325
	MetLife Inc.	4.875%	11/13/2043	10,919	10,281
	MetLife Inc.	4.721%	12/15/2044	9,535	8,746
	MetLife Inc.	4.050%	3/1/2045	1,835	1,544
	MetLife Inc.	4.600%	5/13/2046	5,000	4,578
	MetLife Inc.	5.000%	7/15/2052	11,395	10,637
	MetLife Inc.	5.250%	1/15/2054	17,760	17,278
[3]	MetLife Inc.	6.350%	3/15/2055	11,610	12,369
[8]	Metropolitan Life Global Funding I	3.450%	12/18/2026	1,080	1,073
	MGIC Investment Corp.	5.250%	8/15/2028	1,755	1,753
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	8,619	8,584
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	42,480	41,973
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	10,000	9,766
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	21,150	21,119
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	21,700	21,679
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	10,700	10,862
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,370	2,373
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	11,780	12,045
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	20,393	20,966
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	10,000	9,875
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	15,000	15,378
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	34,225	32,967
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	13,855	12,885
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	13,495	13,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	13,200	11,919
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	5,100	5,260
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,865
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	25,714	22,901
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	13,200	11,932
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	18,000	17,670
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	22,700	23,320
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	1,000	1,046
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	23,050	24,124
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,695	41,299
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	8,180	8,559
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,000	5,249
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	9,100	8,645
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	750	704
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	16,450	14,439
	Mizuho Financial Group Inc.	4.018%	3/5/2028	14,250	14,255
	Mizuho Financial Group Inc.	5.667%	5/27/2029	5,000	5,179
	Mizuho Financial Group Inc.	5.778%	7/6/2029	29,300	30,491
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	5,600	5,603
	Mizuho Financial Group Inc.	5.376%	5/26/2030	6,500	6,718
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	17,200	16,482
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,600	3,696
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	5,000	4,610
	Mizuho Financial Group Inc.	4.711%	7/8/2031	30,025	30,384
[3]	Mizuho Financial Group Inc.	1.979%	9/8/2031	21,902	19,498
	Mizuho Financial Group Inc.	2.564%	9/13/2031	15,000	13,279
	Mizuho Financial Group Inc.	2.172%	5/22/2032	20,460	18,024
	Mizuho Financial Group Inc.	5.754%	5/27/2034	10,000	10,613
	Mizuho Financial Group Inc.	5.748%	7/6/2034	19,740	20,959
	Mizuho Financial Group Inc.	5.579%	5/26/2035	10,000	10,459
	Mizuho Financial Group Inc.	5.323%	7/8/2036	25,300	25,978
	Morgan Stanley	5.000%	11/24/2025	50,940	50,974
	Morgan Stanley	3.625%	1/20/2027	27,278	27,184
	Morgan Stanley	3.950%	4/23/2027	7,605	7,589
	Morgan Stanley	2.475%	1/21/2028	20,000	19,574
[3]	Morgan Stanley	3.591%	7/22/2028	44,833	44,361
	Morgan Stanley	6.296%	10/18/2028	16,060	16,730
[3]	Morgan Stanley	3.772%	1/24/2029	1,075	1,066
	Morgan Stanley	5.123%	2/1/2029	87,250	89,104
[3]	Morgan Stanley	4.994%	4/12/2029	36,770	37,487
[3]	Morgan Stanley	5.164%	4/20/2029	50,000	51,166
	Morgan Stanley	5.449%	7/20/2029	11,643	12,028
	Morgan Stanley	5.173%	1/16/2030	37,000	38,015
[3]	Morgan Stanley	4.431%	1/23/2030	11,000	11,053
	Morgan Stanley	5.656%	4/18/2030	48,850	51,025
	Morgan Stanley	5.042%	7/19/2030	55,000	56,353
	Morgan Stanley	4.654%	10/18/2030	23,900	24,160
	Morgan Stanley	5.230%	1/15/2031	29,655	30,609
[3]	Morgan Stanley	2.699%	1/22/2031	49,555	46,302
[3]	Morgan Stanley	3.622%	4/1/2031	74,800	72,580
	Morgan Stanley	5.192%	4/17/2031	25,790	26,632
[3]	Morgan Stanley	1.794%	2/13/2032	92,325	80,486
	Morgan Stanley	7.250%	4/1/2032	8,000	9,257
[3]	Morgan Stanley	1.928%	4/28/2032	13,850	12,085
[3]	Morgan Stanley	2.511%	10/20/2032	20,000	17,830
	Morgan Stanley	4.889%	7/20/2033	10,000	10,141
	Morgan Stanley	6.342%	10/18/2033	27,060	29,729
[3]	Morgan Stanley	5.250%	4/21/2034	21,310	21,966
[3]	Morgan Stanley	5.424%	7/21/2034	20,000	20,835
	Morgan Stanley	6.627%	11/1/2034	30,000	33,558
	Morgan Stanley	5.466%	1/18/2035	38,767	40,370
	Morgan Stanley	5.831%	4/19/2035	62,320	66,413
	Morgan Stanley	5.320%	7/19/2035	47,470	48,923
	Morgan Stanley	5.587%	1/18/2036	64,000	67,014
	Morgan Stanley	5.664%	4/17/2036	76,398	80,613
	Morgan Stanley	2.484%	9/16/2036	46,200	40,152
	Morgan Stanley	5.297%	4/20/2037	10,000	10,149
	Morgan Stanley	5.948%	1/19/2038	28,123	29,463
[3]	Morgan Stanley	3.971%	7/22/2038	5,950	5,323
	Morgan Stanley	5.942%	2/7/2039	11,775	12,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley	4.457%	4/22/2039	831	784
	Morgan Stanley	3.217%	4/22/2042	13,550	10,590
	Morgan Stanley	6.375%	7/24/2042	40,625	45,588
	Morgan Stanley	4.300%	1/27/2045	23,994	21,046
[3]	Morgan Stanley	2.802%	1/25/2052	24,075	15,530
	Morgan Stanley	5.516%	11/19/2055	109,391	110,615
[3]	Morgan Stanley Bank NA	5.882%	10/30/2026	16,000	16,313
	Morgan Stanley Bank NA	4.447%	10/15/2027	23,620	23,676
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	7,470	7,544
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	36,830	37,641
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	10,000	10,148
	Morgan Stanley Bank NA	5.016%	1/12/2029	22,955	23,373
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	6,000	6,149
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	63,900	64,266
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	34,954	35,484
[8]	MSD Investment Corp.	6.250%	5/31/2030	4,100	4,150
[3]	Munich Re America Corp.	7.450%	12/15/2026	4,533	4,719
	Nasdaq Inc.	5.350%	6/28/2028	5,075	5,233
	Nasdaq Inc.	1.650%	1/15/2031	11,700	10,239
	Nasdaq Inc.	5.550%	2/15/2034	5,036	5,286
	Nasdaq Inc.	2.500%	12/21/2040	17,777	12,613
	Nasdaq Inc.	3.250%	4/28/2050	3,288	2,285
	Nasdaq Inc.	3.950%	3/7/2052	2,999	2,316
	Nasdaq Inc.	5.950%	8/15/2053	13,235	13,856
	Nasdaq Inc.	6.100%	6/28/2063	9,500	10,022
	National Australia Bank Ltd.	5.087%	6/11/2027	7,000	7,133
	National Australia Bank Ltd.	4.944%	1/12/2028	6,050	6,180
	National Australia Bank Ltd.	4.308%	6/13/2028	5,823	5,875
	National Australia Bank Ltd.	4.900%	6/13/2028	21,700	22,222
	National Australia Bank Ltd.	4.787%	1/10/2029	8,300	8,491
	National Australia Bank Ltd.	4.901%	1/14/2030	5,040	5,196
	National Australia Bank Ltd.	4.534%	6/13/2030	4,230	4,300
	National Bank of Canada	5.600%	12/18/2028	11,000	11,472
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	750	757
	NatWest Group plc	7.472%	11/10/2026	37,465	37,583
	NatWest Group plc	5.583%	3/1/2028	3,200	3,259
[3]	NatWest Group plc	3.073%	5/22/2028	37,279	36,620
	NatWest Group plc	5.516%	9/30/2028	5,000	5,123
[3]	NatWest Group plc	4.892%	5/18/2029	15,800	16,041
	NatWest Group plc	5.808%	9/13/2029	10,990	11,465
[3]	NatWest Group plc	5.076%	1/27/2030	30,500	31,151
[3]	NatWest Group plc	4.445%	5/8/2030	2,155	2,159
	NatWest Group plc	4.964%	8/15/2030	8,400	8,556
	NatWest Group plc	5.115%	5/23/2031	9,464	9,705
	NatWest Group plc	6.016%	3/2/2034	17,900	19,195
	NatWest Group plc	6.475%	6/1/2034	15,500	16,304
	NatWest Group plc	5.778%	3/1/2035	23,000	24,257
[3]	NatWest Group plc	3.032%	11/28/2035	5,000	4,572
	NMI Holdings Inc.	6.000%	8/15/2029	1,649	1,707
	Nomura Holdings Inc.	2.329%	1/22/2027	17,815	17,372
	Nomura Holdings Inc.	5.594%	7/2/2027	2,200	2,249
	Nomura Holdings Inc.	5.386%	7/6/2027	10,000	10,187
	Nomura Holdings Inc.	6.070%	7/12/2028	23,730	24,831
	Nomura Holdings Inc.	2.172%	7/14/2028	8,950	8,455
	Nomura Holdings Inc.	5.605%	7/6/2029	10,000	10,409
	Nomura Holdings Inc.	3.103%	1/16/2030	12,365	11,666
	Nomura Holdings Inc.	4.904%	7/1/2030	5,750	5,833
	Nomura Holdings Inc.	2.608%	7/14/2031	16,975	15,241
	Nomura Holdings Inc.	2.999%	1/22/2032	10,670	9,645
	Nomura Holdings Inc.	5.783%	7/3/2034	31,876	33,705
	Nomura Holdings Inc.	5.491%	6/29/2035	9,450	9,729
	Northern Trust Corp.	4.000%	5/10/2027	2,500	2,504
	Northern Trust Corp.	3.650%	8/3/2028	6,430	6,389
	Northern Trust Corp.	3.150%	5/3/2029	4,200	4,077
[3]	Northern Trust Corp.	3.375%	5/8/2032	4,950	4,854
	Northern Trust Corp.	6.125%	11/2/2032	12,715	13,903
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	3,900	3,783
[8]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	9,725	9,934
	Old Republic International Corp.	5.750%	3/28/2034	4,128	4,303
	Old Republic International Corp.	3.850%	6/11/2051	9,000	6,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	3.700%	7/18/2027	8,150	8,081
	ORIX Corp.	4.650%	9/10/2029	6,117	6,190
	ORIX Corp.	4.450%	9/9/2030	10,800	10,779
	ORIX Corp.	2.250%	3/9/2031	9,000	8,023
	ORIX Corp.	5.400%	2/25/2035	6,800	7,010
	PartnerRe Finance B LLC	3.700%	7/2/2029	4,600	4,501
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,936	3,741
[3]	PNC Bank NA	3.250%	1/22/2028	10,775	10,604
[3]	PNC Bank NA	4.050%	7/26/2028	13,750	13,718
[3]	PNC Bank NA	2.700%	10/22/2029	9,500	8,936
	PNC Financial Services Group Inc.	3.150%	5/19/2027	24,319	23,995
	PNC Financial Services Group Inc.	6.615%	10/20/2027	7,890	8,082
	PNC Financial Services Group Inc.	5.300%	1/21/2028	4,000	4,059
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,205	10,464
	PNC Financial Services Group Inc.	3.450%	4/23/2029	13,400	13,121
	PNC Financial Services Group Inc.	5.582%	6/12/2029	34,000	35,217
	PNC Financial Services Group Inc.	5.492%	5/14/2030	27,500	28,619
	PNC Financial Services Group Inc.	4.899%	5/13/2031	50,695	51,748
	PNC Financial Services Group Inc.	4.812%	10/21/2032	79,325	80,439
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,255	16,590
	PNC Financial Services Group Inc.	6.875%	10/20/2034	15,305	17,341
	PNC Financial Services Group Inc.	5.676%	1/22/2035	40,880	43,111
	PNC Financial Services Group Inc.	5.401%	7/23/2035	24,765	25,629
	PNC Financial Services Group Inc.	5.575%	1/29/2036	45,275	47,257
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,000	5,148
	Principal Financial Group Inc.	3.100%	11/15/2026	18,485	18,280
	Principal Financial Group Inc.	3.700%	5/15/2029	3,000	2,941
	Principal Financial Group Inc.	2.125%	6/15/2030	6,000	5,434
	Principal Financial Group Inc.	5.375%	3/15/2033	2,000	2,078
	Principal Financial Group Inc.	6.050%	10/15/2036	8,088	8,764
	Principal Financial Group Inc.	4.625%	9/15/2042	3,400	3,109
	Principal Financial Group Inc.	4.350%	5/15/2043	4,960	4,366
	Principal Financial Group Inc.	4.300%	11/15/2046	8,219	7,038
	Progressive Corp.	4.000%	3/1/2029	6,059	6,059
	Progressive Corp.	6.625%	3/1/2029	2,150	2,319
	Progressive Corp.	3.200%	3/26/2030	7,617	7,332
	Progressive Corp.	3.000%	3/15/2032	9,460	8,732
	Progressive Corp.	6.250%	12/1/2032	4,000	4,449
	Progressive Corp.	4.950%	6/15/2033	4,930	5,071
	Progressive Corp.	4.350%	4/25/2044	6,219	5,460
	Progressive Corp.	4.125%	4/15/2047	10,509	8,848
	Progressive Corp.	3.950%	3/26/2050	7,359	5,937
	Progressive Corp.	3.700%	3/15/2052	16,210	12,497
[3]	Prudential Financial Inc.	3.878%	3/27/2028	4,025	4,029
[3]	Prudential Financial Inc.	2.100%	3/10/2030	2,000	1,843
[3]	Prudential Financial Inc.	5.750%	7/15/2033	2,630	2,856
	Prudential Financial Inc.	5.200%	3/14/2035	3,340	3,433
[3]	Prudential Financial Inc.	5.700%	12/14/2036	8,715	9,272
[3]	Prudential Financial Inc.	6.625%	12/1/2037	3,250	3,702
[3]	Prudential Financial Inc.	3.000%	3/10/2040	5,830	4,543
[3]	Prudential Financial Inc.	6.625%	6/21/2040	8,020	9,183
[3]	Prudential Financial Inc.	5.100%	8/15/2043	2,313	2,193
[3]	Prudential Financial Inc.	4.600%	5/15/2044	5,600	5,057
[3]	Prudential Financial Inc.	4.500%	9/15/2047	1,500	1,482
	Prudential Financial Inc.	3.905%	12/7/2047	26,333	21,102
[3]	Prudential Financial Inc.	5.700%	9/15/2048	3,000	3,055
	Prudential Financial Inc.	3.935%	12/7/2049	16,712	13,192
[3]	Prudential Financial Inc.	3.700%	10/1/2050	7,000	6,524
[3]	Prudential Financial Inc.	3.700%	3/13/2051	16,752	12,681
	Prudential Financial Inc.	5.125%	3/1/2052	10,900	10,901
	Prudential Financial Inc.	6.000%	9/1/2052	17,200	17,912
	Prudential Financial Inc.	6.750%	3/1/2053	3,865	4,158
	Prudential Financial Inc.	6.500%	3/15/2054	16,855	18,034
	Prudential Funding Asia plc	3.125%	4/14/2030	13,340	12,792
	Prudential Funding Asia plc	3.625%	3/24/2032	2,000	1,909
	Radian Group Inc.	6.200%	5/15/2029	8,216	8,592
	Raymond James Financial Inc.	4.650%	4/1/2030	19,795	20,100
	Raymond James Financial Inc.	4.950%	7/15/2046	9,055	8,372
	Raymond James Financial Inc.	3.750%	4/1/2051	8,500	6,396
[3]	Regions Bank	6.450%	6/26/2037	1,514	1,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regions Financial Corp.	1.800%	8/12/2028	7,245	6,788
	Regions Financial Corp.	5.722%	6/6/2030	8,100	8,440
	Regions Financial Corp.	7.375%	12/10/2037	7,000	8,076
	Reinsurance Group of America Inc.	3.900%	5/15/2029	8,350	8,246
	Reinsurance Group of America Inc.	3.150%	6/15/2030	4,300	4,064
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,060	6,463
	Reinsurance Group of America Inc.	5.750%	9/15/2034	10,425	10,889
	Reinsurance Group of America Inc.	6.650%	9/15/2055	8,160	8,564
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,525	3,482
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	900	881
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	30,278	31,792
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	5,790	6,071
[3]	Royal Bank of Canada	1.400%	11/2/2026	7,700	7,493
[3]	Royal Bank of Canada	4.875%	1/19/2027	8,300	8,398
[3]	Royal Bank of Canada	2.050%	1/21/2027	3,780	3,690
	Royal Bank of Canada	3.625%	5/4/2027	27,851	27,743
[3]	Royal Bank of Canada	4.240%	8/3/2027	5,000	5,030
[3]	Royal Bank of Canada	4.510%	10/18/2027	10,070	10,107
[3]	Royal Bank of Canada	6.000%	11/1/2027	22,150	23,033
[3]	Royal Bank of Canada	4.900%	1/12/2028	16,465	16,795
[3]	Royal Bank of Canada	4.522%	10/18/2028	6,830	6,889
[3]	Royal Bank of Canada	4.965%	1/24/2029	14,895	15,150
[3]	Royal Bank of Canada	4.950%	2/1/2029	6,000	6,167
	Royal Bank of Canada	4.498%	8/6/2029	10,125	10,203
[3]	Royal Bank of Canada	4.969%	8/2/2030	12,300	12,588
[3]	Royal Bank of Canada	5.153%	2/4/2031	45,422	46,797
[3]	Royal Bank of Canada	4.970%	5/2/2031	30,663	31,390
	Royal Bank of Canada	4.696%	8/6/2031	8,715	8,829
[3]	Royal Bank of Canada	2.300%	11/3/2031	38,500	34,412
	Royal Bank of Canada	3.875%	5/4/2032	6,865	6,657
[3]	Royal Bank of Canada	5.000%	2/1/2033	29,695	30,655
[3]	Royal Bank of Canada	5.000%	5/2/2033	12,200	12,561
[3]	Royal Bank of Canada	5.150%	2/1/2034	14,300	14,907
	Santander Holdings USA Inc.	3.244%	10/5/2026	34,332	34,002
	Santander Holdings USA Inc.	4.400%	7/13/2027	42,150	42,273
	Santander Holdings USA Inc.	6.499%	3/9/2029	7,900	8,243
	Santander Holdings USA Inc.	6.174%	1/9/2030	7,280	7,585
	Santander Holdings USA Inc.	7.660%	11/9/2031	5,500	6,159
	Santander Holdings USA Inc.	6.342%	5/31/2035	15,000	15,986
	Santander UK Group Holdings plc	6.833%	11/21/2026	8,000	8,024
	Santander UK Group Holdings plc	2.469%	1/11/2028	12,756	12,461
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	4,000	3,960
	Santander UK Group Holdings plc	6.534%	1/10/2029	20,650	21,617
	Santander UK Group Holdings plc	4.320%	9/22/2029	3,640	3,630
	Santander UK Group Holdings plc	2.896%	3/15/2032	8,000	7,311
	Santander UK Group Holdings plc	5.136%	9/22/2036	4,001	3,963
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,190	1,239
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,735	2,519
	SiriusPoint Ltd.	7.000%	4/5/2029	1,821	1,925
	Sixth Street Lending Partners	5.750%	1/15/2030	16,000	16,249
[8]	Sixth Street Lending Partners	6.125%	7/15/2030	10,475	10,838
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	9,870	10,170
[8]	Societe Generale SA	3.000%	1/22/2030	2,000	1,871
	State Street Bank & Trust Co.	4.782%	11/23/2029	11,995	12,307
	State Street Corp.	4.993%	3/18/2027	34,000	34,540
	State Street Corp.	4.536%	2/28/2028	9,700	9,824
	State Street Corp.	4.543%	4/24/2028	3,250	3,277
	State Street Corp.	5.820%	11/4/2028	10,000	10,354
	State Street Corp.	4.530%	2/20/2029	2,740	2,769
[3]	State Street Corp.	4.141%	12/3/2029	2,250	2,255
	State Street Corp.	2.400%	1/24/2030	10,130	9,498
	State Street Corp.	4.729%	2/28/2030	9,530	9,740
	State Street Corp.	4.834%	4/24/2030	10,550	10,837
	State Street Corp.	2.200%	3/3/2031	5,000	4,465
	State Street Corp.	4.164%	8/4/2033	25,000	24,403
	State Street Corp.	4.821%	1/26/2034	26,715	27,043
	State Street Corp.	5.159%	5/18/2034	10,000	10,361
[3]	State Street Corp.	3.031%	11/1/2034	4,850	4,554
	State Street Corp.	6.123%	11/21/2034	5,500	5,959
	State Street Corp.	5.146%	2/28/2036	16,240	16,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stewart Information Services Corp.	3.600%	11/15/2031	2,900	2,596
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	16,425	16,255
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	2,000	1,986
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	26,584	25,960
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	17,534	17,358
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	3,800	3,919
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,400	14,237
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	8,775	8,747
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	39,275	36,888
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,575	3,599
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	7,150	7,409
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	25,415	24,308
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	13,600	12,834
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	13,620	14,360
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	7,955	7,460
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	6,800	7,047
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	19,585	17,724
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	7,812	7,006
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	1,120	977
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	4,000	4,189
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,000	12,368
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	6,500	6,798
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	17,775	18,999
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	7,918	8,052
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	20,000	21,385
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	15,700	16,853
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	11,000	11,607
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	5,000	3,511
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	10,000	7,400
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	12,316	9,489
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	11,193	12,243
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	11,500	12,027
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	6,911	7,048
	Synchrony Bank	5.625%	8/23/2027	5,000	5,109
	Synchrony Financial	5.150%	3/19/2029	10,630	10,763
	Synchrony Financial	5.019%	7/29/2029	1,107	1,116
	Synchrony Financial	5.450%	3/6/2031	17,700	18,032
	Synovus Bank	5.625%	2/15/2028	5,475	5,585
	Synovus Financial Corp.	6.168%	11/1/2030	5,300	5,504
	Toronto-Dominion Bank	5.264%	12/11/2026	5,390	5,463
[3]	Toronto-Dominion Bank	1.950%	1/12/2027	8,500	8,295
[3]	Toronto-Dominion Bank	2.800%	3/10/2027	28,000	27,536
[3]	Toronto-Dominion Bank	4.980%	4/5/2027	60,000	60,855
	Toronto-Dominion Bank	4.108%	6/8/2027	14,901	14,925
[3]	Toronto-Dominion Bank	4.693%	9/15/2027	13,100	13,270
	Toronto-Dominion Bank	5.156%	1/10/2028	13,340	13,656
	Toronto-Dominion Bank	4.861%	1/31/2028	5,000	5,088
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	38,000	39,436
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	8,850	9,081
[3]	Toronto-Dominion Bank	4.808%	6/3/2030	30,000	30,656
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	9,840	8,733
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	6,000	5,337
	Toronto-Dominion Bank	5.298%	1/30/2032	26,000	27,154
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	19,670	18,256
	Toronto-Dominion Bank	4.456%	6/8/2032	21,880	21,869
	Toronto-Dominion Bank	5.146%	9/10/2034	6,950	7,057
	TPG Operating Group II LP	5.875%	3/5/2034	11,740	12,400
	TPG Operating Group II LP	5.375%	1/15/2036	5,900	5,916
	Transatlantic Holdings Inc.	8.000%	11/30/2039	4,125	5,199
	Travelers Cos. Inc.	5.050%	7/24/2035	2,025	2,061
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	11,380	12,670
	Travelers Cos. Inc.	3.750%	5/15/2046	12,285	9,814
	Travelers Cos. Inc.	4.000%	5/30/2047	9,952	8,203
	Travelers Cos. Inc.	2.550%	4/27/2050	7,280	4,477
	Travelers Cos. Inc.	3.050%	6/8/2051	9,900	6,697
	Travelers Cos. Inc.	5.450%	5/25/2053	7,617	7,632
	Travelers Cos. Inc.	5.700%	7/24/2055	13,450	13,937
[3]	Truist Bank	4.420%	7/24/2028	14,050	14,110
[3]	Truist Bank	2.250%	3/11/2030	13,944	12,710
[3]	Truist Financial Corp.	1.125%	8/3/2027	19,085	18,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	3.875%	3/19/2029	6,609	6,509
[3]	Truist Financial Corp.	1.887%	6/7/2029	9,425	8,879
[3]	Truist Financial Corp.	7.161%	10/30/2029	5,000	5,416
[3]	Truist Financial Corp.	5.071%	5/20/2031	10,000	10,249
[3]	Truist Financial Corp.	4.916%	7/28/2033	13,000	12,970
[3]	Truist Financial Corp.	6.123%	10/28/2033	8,010	8,626
[3]	Truist Financial Corp.	5.122%	1/26/2034	36,225	36,729
	UBS AG	5.000%	7/9/2027	23,250	23,629
	UBS AG	4.864%	1/10/2028	9,480	9,562
	UBS AG	7.500%	2/15/2028	31,577	33,989
	UBS AG	5.650%	9/11/2028	17,300	18,081
	UBS AG	4.500%	6/26/2048	6,720	5,961
[8]	UBS Group AG	4.282%	1/9/2028	5,700	5,702
[8]	UBS Group AG	4.194%	4/1/2031	16,143	15,952
	UBS Group AG	4.875%	5/15/2045	14,580	13,677
	Unum Group	4.000%	6/15/2029	2,000	1,974
	Unum Group	5.750%	8/15/2042	6,443	6,454
	Unum Group	4.500%	12/15/2049	4,839	3,961
	Unum Group	4.125%	6/15/2051	7,000	5,344
	Unum Group	6.000%	6/15/2054	4,100	4,147
[3]	US Bancorp	3.150%	4/27/2027	21,140	20,879
	US Bancorp	6.787%	10/26/2027	8,000	8,214
[3]	US Bancorp	4.548%	7/22/2028	24,015	24,189
	US Bancorp	4.653%	2/1/2029	40,316	40,752
	US Bancorp	5.775%	6/12/2029	27,988	29,132
[3]	US Bancorp	3.000%	7/30/2029	9,425	9,021
	US Bancorp	5.384%	1/23/2030	27,500	28,435
[3]	US Bancorp	1.375%	7/22/2030	8,825	7,743
	US Bancorp	5.100%	7/23/2030	41,000	42,157
	US Bancorp	5.046%	2/12/2031	4,890	5,013
	US Bancorp	5.083%	5/15/2031	31,200	32,063
[3]	US Bancorp	2.677%	1/27/2033	5,000	4,471
	US Bancorp	5.850%	10/21/2033	27,060	28,849
	US Bancorp	4.839%	2/1/2034	39,180	39,343
	US Bancorp	5.836%	6/12/2034	2,285	2,434
	US Bancorp	5.678%	1/23/2035	29,820	31,404
	US Bancorp	5.424%	2/12/2036	4,305	4,453
	US Bancorp	2.491%	11/3/2036	13,585	11,719
	US Bank NA	4.507%	10/22/2027	29,000	29,097
	Visa Inc.	1.900%	4/15/2027	11,763	11,434
	Visa Inc.	0.750%	8/15/2027	7,500	7,104
	Visa Inc.	2.750%	9/15/2027	10,550	10,354
	Visa Inc.	2.050%	4/15/2030	19,205	17,671
	Visa Inc.	1.100%	2/15/2031	8,200	7,063
	Visa Inc.	4.150%	12/14/2035	18,730	18,064
	Visa Inc.	2.700%	4/15/2040	14,051	10,765
	Visa Inc.	4.300%	12/14/2045	41,060	36,218
	Visa Inc.	3.650%	9/15/2047	6,950	5,491
	Visa Inc.	2.000%	8/15/2050	16,869	9,379
	Voya Financial Inc.	5.700%	7/15/2043	4,550	4,588
	Voya Financial Inc.	4.800%	6/15/2046	1,935	1,736
[3]	Voya Financial Inc.	4.700%	1/23/2048	12,000	11,579
	W R Berkley Corp.	4.750%	8/1/2044	3,780	3,522
	W R Berkley Corp.	4.000%	5/12/2050	4,000	3,131
	W R Berkley Corp.	3.550%	3/30/2052	8,000	5,703
	W R Berkley Corp.	3.150%	9/30/2061	5,500	3,475
	Wachovia Corp.	7.500%	4/15/2035	1,990	2,339
	Wachovia Corp.	5.500%	8/1/2035	5,725	5,895
	Webster Financial Corp.	4.100%	3/25/2029	3,000	2,937
	Wells Fargo & Co.	3.000%	10/23/2026	37,703	37,316
[3]	Wells Fargo & Co.	4.300%	7/22/2027	10,721	10,759
[3]	Wells Fargo & Co.	4.900%	1/24/2028	42,000	42,386
[3]	Wells Fargo & Co.	3.526%	3/24/2028	55,000	54,512
[3]	Wells Fargo & Co.	5.707%	4/22/2028	16,000	16,378
[3]	Wells Fargo & Co.	3.584%	5/22/2028	19,806	19,623
[3]	Wells Fargo & Co.	2.393%	6/2/2028	18,480	17,964
[3]	Wells Fargo & Co.	4.808%	7/25/2028	64,000	64,769
[3]	Wells Fargo & Co.	4.150%	1/24/2029	2,705	2,704
	Wells Fargo & Co.	4.970%	4/23/2029	30,140	30,712
[3]	Wells Fargo & Co.	5.574%	7/25/2029	39,730	41,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.078%	9/15/2029	18,710	18,632
	Wells Fargo & Co.	6.303%	10/23/2029	20,000	21,187
	Wells Fargo & Co.	5.198%	1/23/2030	58,000	59,750
	Wells Fargo & Co.	5.244%	1/24/2031	85,600	88,558
[3]	Wells Fargo & Co.	2.572%	2/11/2031	18,855	17,523
[3]	Wells Fargo & Co.	4.478%	4/4/2031	88,460	88,936
	Wells Fargo & Co.	5.150%	4/23/2031	48,015	49,528
[3]	Wells Fargo & Co.	4.897%	7/25/2033	45,010	45,722
	Wells Fargo & Co.	5.389%	4/24/2034	61,012	63,393
[3]	Wells Fargo & Co.	5.557%	7/25/2034	77,905	81,829
	Wells Fargo & Co.	5.499%	1/23/2035	33,200	34,621
	Wells Fargo & Co.	5.605%	4/23/2036	38,422	40,311
	Wells Fargo & Co.	4.892%	9/15/2036	50,000	49,887
[3]	Wells Fargo & Co.	5.950%	12/15/2036	2,025	2,093
[3]	Wells Fargo & Co.	3.068%	4/30/2041	31,475	24,429
	Wells Fargo & Co.	5.375%	11/2/2043	31,354	30,625
	Wells Fargo & Co.	5.606%	1/15/2044	19,195	19,224
[3]	Wells Fargo & Co.	4.650%	11/4/2044	32,218	28,473
	Wells Fargo & Co.	3.900%	5/1/2045	13,742	11,264
[3]	Wells Fargo & Co.	4.900%	11/17/2045	20,371	18,560
[3]	Wells Fargo & Co.	4.400%	6/14/2046	14,223	12,019
[3]	Wells Fargo & Co.	4.750%	12/7/2046	26,443	23,474
[3]	Wells Fargo & Co.	5.013%	4/4/2051	66,163	61,832
[3]	Wells Fargo & Co.	4.611%	4/25/2053	65,755	57,760
	Wells Fargo Bank NA	5.254%	12/11/2026	27,600	28,003
	Wells Fargo Bank NA	5.950%	8/26/2036	3,700	3,942
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	11,275	11,940
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	10,645	12,022
	Western Union Co.	2.750%	3/15/2031	4,000	3,558
	Western Union Co.	6.200%	11/17/2036	6,140	6,413
	Western Union Co.	6.200%	6/21/2040	695	723
[3]	Westpac Banking Corp.	4.600%	10/20/2026	6,935	6,980
	Westpac Banking Corp.	3.350%	3/8/2027	30,390	30,191
	Westpac Banking Corp.	5.457%	11/18/2027	7,500	7,739
	Westpac Banking Corp.	5.535%	11/17/2028	32,035	33,528
	Westpac Banking Corp.	1.953%	11/20/2028	9,395	8,846
	Westpac Banking Corp.	5.050%	4/16/2029	8,600	8,890
	Westpac Banking Corp.	2.650%	1/16/2030	9,250	8,732
	Westpac Banking Corp.	2.150%	6/3/2031	4,027	3,621
[3]	Westpac Banking Corp.	4.322%	11/23/2031	21,460	21,402
	Westpac Banking Corp.	5.405%	8/10/2033	11,450	11,790
	Westpac Banking Corp.	6.820%	11/17/2033	4,200	4,700
	Westpac Banking Corp.	4.110%	7/24/2034	9,021	8,831
	Westpac Banking Corp.	2.668%	11/15/2035	20,000	17,956
[3]	Westpac Banking Corp.	5.618%	11/20/2035	31,390	32,356
	Westpac Banking Corp.	3.020%	11/18/2036	8,010	7,146
	Westpac Banking Corp.	2.963%	11/16/2040	28,033	21,459
	Westpac Banking Corp.	3.133%	11/18/2041	10,000	7,557
	Willis North America Inc.	4.650%	6/15/2027	7,606	7,663
	Willis North America Inc.	4.500%	9/15/2028	5,800	5,854
	Willis North America Inc.	2.950%	9/15/2029	4,753	4,515
	Willis North America Inc.	5.350%	5/15/2033	7,825	8,089
	Willis North America Inc.	5.050%	9/15/2048	5,093	4,641
	Willis North America Inc.	3.875%	9/15/2049	8,925	6,771
	Willis North America Inc.	5.900%	3/5/2054	8,000	8,138
	XL Group Ltd.	5.250%	12/15/2043	4,850	4,714
	Zions Bancorp NA	3.250%	10/29/2029	3,090	2,901
	Zions Bancorp NA	6.816%	11/19/2035	2,900	3,090
					23,470,209
Health Care (2.8%)
	Abbott Laboratories	3.750%	11/30/2026	20,486	20,476
	Abbott Laboratories	4.750%	11/30/2036	7,510	7,580
	Abbott Laboratories	6.000%	4/1/2039	950	1,053
	Abbott Laboratories	4.750%	4/15/2043	18,425	17,649
	Abbott Laboratories	4.900%	11/30/2046	35,182	33,765
	AbbVie Inc.	2.950%	11/21/2026	49,790	49,229
	AbbVie Inc.	4.800%	3/15/2027	47,500	48,052
	AbbVie Inc.	4.650%	3/15/2028	14,700	14,939
	AbbVie Inc.	4.250%	11/14/2028	18,784	18,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.800%	3/15/2029	28,000	28,627
	AbbVie Inc.	3.200%	11/21/2029	82,443	79,522
	AbbVie Inc.	4.875%	3/15/2030	11,700	12,043
	AbbVie Inc.	4.950%	3/15/2031	37,326	38,573
	AbbVie Inc.	5.050%	3/15/2034	34,941	35,915
	AbbVie Inc.	4.550%	3/15/2035	27,789	27,357
	AbbVie Inc.	5.200%	3/15/2035	8,350	8,649
	AbbVie Inc.	4.500%	5/14/2035	49,468	48,509
	AbbVie Inc.	4.300%	5/14/2036	9,275	8,917
	AbbVie Inc.	4.050%	11/21/2039	56,357	50,428
	AbbVie Inc.	4.625%	10/1/2042	4,810	4,462
	AbbVie Inc.	4.400%	11/6/2042	40,693	36,691
	AbbVie Inc.	4.850%	6/15/2044	20,416	19,248
	AbbVie Inc.	4.750%	3/15/2045	7,083	6,547
	AbbVie Inc.	4.700%	5/14/2045	26,095	23,945
	AbbVie Inc.	4.450%	5/14/2046	39,181	34,629
	AbbVie Inc.	4.875%	11/14/2048	8,036	7,458
	AbbVie Inc.	4.250%	11/21/2049	77,154	65,137
	AbbVie Inc.	5.400%	3/15/2054	44,519	44,301
	AbbVie Inc.	5.600%	3/15/2055	5,110	5,227
	AbbVie Inc.	5.500%	3/15/2064	21,000	20,986
[3]	Adventist Health System	4.742%	12/1/2030	4,000	4,001
	Adventist Health System	5.430%	3/1/2032	4,000	4,112
	Adventist Health System	5.757%	12/1/2034	4,925	5,070
	Adventist Health System	3.630%	3/1/2049	5,495	3,787
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,851	5,820
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	775	711
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	7,010	5,913
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	3,275	2,377
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	3,100	2,082
	Aetna Inc.	6.625%	6/15/2036	10,474	11,505
	Aetna Inc.	6.750%	12/15/2037	5,500	6,076
	Aetna Inc.	4.500%	5/15/2042	4,325	3,737
	Aetna Inc.	4.750%	3/15/2044	3,520	3,049
	Agilent Technologies Inc.	2.750%	9/15/2029	6,000	5,682
	Agilent Technologies Inc.	2.100%	6/4/2030	3,175	2,881
	Agilent Technologies Inc.	2.300%	3/12/2031	13,000	11,671
	Agilent Technologies Inc.	4.750%	9/9/2034	7,325	7,294
	AHS Hospital Corp.	5.024%	7/1/2045	3,500	3,353
[3]	AHS Hospital Corp.	2.780%	7/1/2051	10,000	6,315
[3]	Allina Health System	3.887%	4/15/2049	3,750	2,950
	Amgen Inc.	2.200%	2/21/2027	16,307	15,911
	Amgen Inc.	3.200%	11/2/2027	11,859	11,664
	Amgen Inc.	5.150%	3/2/2028	21,760	22,265
	Amgen Inc.	1.650%	8/15/2028	25,800	24,116
	Amgen Inc.	4.050%	8/18/2029	17,770	17,692
	Amgen Inc.	2.450%	2/21/2030	10,955	10,148
	Amgen Inc.	5.250%	3/2/2030	41,435	42,950
	Amgen Inc.	2.300%	2/25/2031	34,442	31,008
	Amgen Inc.	2.000%	1/15/2032	12,705	11,020
	Amgen Inc.	3.350%	2/22/2032	11,000	10,323
	Amgen Inc.	4.200%	3/1/2033	6,325	6,150
	Amgen Inc.	5.250%	3/2/2033	55,940	57,950
	Amgen Inc.	3.150%	2/21/2040	29,724	23,404
	Amgen Inc.	2.800%	8/15/2041	4,355	3,205
	Amgen Inc.	4.950%	10/1/2041	12,860	12,133
	Amgen Inc.	5.150%	11/15/2041	3,478	3,378
	Amgen Inc.	5.650%	6/15/2042	2,170	2,218
	Amgen Inc.	5.600%	3/2/2043	32,251	32,647
	Amgen Inc.	4.400%	5/1/2045	28,205	24,487
	Amgen Inc.	4.563%	6/15/2048	5,023	4,339
	Amgen Inc.	4.663%	6/15/2051	46,424	40,550
	Amgen Inc.	4.200%	2/22/2052	22,750	18,256
	Amgen Inc.	4.875%	3/1/2053	9,500	8,480
	Amgen Inc.	5.650%	3/2/2053	64,975	64,853
	Amgen Inc.	2.770%	9/1/2053	6,693	4,063
	Amgen Inc.	4.400%	2/22/2062	7,436	5,941
	Amgen Inc.	5.750%	3/2/2063	38,740	38,650
[3]	Ascension Health	2.532%	11/15/2029	13,426	12,616
[3]	Ascension Health	3.106%	11/15/2039	9,450	7,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ascension Health	3.945%	11/15/2046	18,010	14,748
[3]	Ascension Health	4.847%	11/15/2053	6,500	5,921
	AstraZeneca Finance LLC	4.800%	2/26/2027	24,500	24,800
	AstraZeneca Finance LLC	4.875%	3/3/2028	15,000	15,327
	AstraZeneca Finance LLC	1.750%	5/28/2028	17,500	16,562
	AstraZeneca Finance LLC	4.850%	2/26/2029	22,479	23,051
	AstraZeneca Finance LLC	4.900%	3/3/2030	13,000	13,397
	AstraZeneca Finance LLC	4.900%	2/26/2031	18,500	19,111
	AstraZeneca Finance LLC	2.250%	5/28/2031	13,000	11,752
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,575	5,744
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,575	11,932
	AstraZeneca plc	4.000%	1/17/2029	11,900	11,908
	AstraZeneca plc	1.375%	8/6/2030	16,361	14,407
	AstraZeneca plc	6.450%	9/15/2037	36,172	41,205
	AstraZeneca plc	4.000%	9/18/2042	15,126	13,143
	AstraZeneca plc	4.375%	11/16/2045	10,900	9,720
	AstraZeneca plc	4.375%	8/17/2048	8,400	7,410
	AstraZeneca plc	2.125%	8/6/2050	10,450	5,964
	AstraZeneca plc	3.000%	5/28/2051	7,090	4,877
	Banner Health	2.338%	1/1/2030	5,000	4,631
	Banner Health	1.897%	1/1/2031	1,000	888
	Banner Health	2.907%	1/1/2042	3,500	2,610
[3]	Banner Health	3.181%	1/1/2050	3,920	2,710
	Banner Health	2.913%	1/1/2051	3,150	2,031
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,500	2,076
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,250	5,253
	Baxalta Inc.	5.250%	6/23/2045	4,188	4,022
	Baxter International Inc.	1.915%	2/1/2027	16,400	15,903
	Baxter International Inc.	2.272%	12/1/2028	13,000	12,201
	Baxter International Inc.	3.950%	4/1/2030	6,025	5,909
	Baxter International Inc.	1.730%	4/1/2031	16,375	14,081
	Baxter International Inc.	2.539%	2/1/2032	45,000	39,459
	Baxter International Inc.	3.500%	8/15/2046	4,750	3,396
	Baxter International Inc.	3.132%	12/1/2051	10,495	6,693
[3]	BayCare Health System Inc.	3.831%	11/15/2050	1,500	1,169
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	3,310	2,937
	Baylor Scott & White Holdings	4.185%	11/15/2045	9,355	7,929
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	10,475	6,731
	Becton Dickinson & Co.	3.700%	6/6/2027	20,860	20,722
	Becton Dickinson & Co.	4.693%	2/13/2028	13,387	13,556
	Becton Dickinson & Co.	5.081%	6/7/2029	18,278	18,768
	Becton Dickinson & Co.	2.823%	5/20/2030	10,227	9,592
	Becton Dickinson & Co.	1.957%	2/11/2031	10,000	8,824
	Becton Dickinson & Co.	4.298%	8/22/2032	11,000	10,824
	Becton Dickinson & Co.	5.110%	2/8/2034	6,225	6,356
	Becton Dickinson & Co.	4.685%	12/15/2044	7,412	6,625
	Becton Dickinson & Co.	4.669%	6/6/2047	17,745	15,687
	Becton Dickinson & Co.	3.794%	5/20/2050	5,234	4,010
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,000	1,308
	Biogen Inc.	2.250%	5/1/2030	18,647	17,012
	Biogen Inc.	5.750%	5/15/2035	7,985	8,366
	Biogen Inc.	5.200%	9/15/2045	6,221	5,738
	Biogen Inc.	3.150%	5/1/2050	22,254	14,461
	Biogen Inc.	3.250%	2/15/2051	10,119	6,614
	Biogen Inc.	6.450%	5/15/2055	8,110	8,693
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	3,000	2,959
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,215	5,807
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	1,750	1,754
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	6,312	6,131
	Boston Scientific Corp.	2.650%	6/1/2030	14,050	13,145
	Boston Scientific Corp.	6.500%	11/15/2035	2,923	3,277
	Boston Scientific Corp.	4.550%	3/1/2039	11,841	11,304
	Boston Scientific Corp.	7.375%	1/15/2040	1,650	2,008
	Boston Scientific Corp.	4.700%	3/1/2049	11,090	10,145
	Bristol-Myers Squibb Co.	4.900%	2/22/2027	3,000	3,039
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	30,341	30,105
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	21,583	21,586
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	19,239	19,744
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	47,725	46,536
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	14,125	14,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20,000	18,381
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	2,000	2,175
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	36,300	37,632
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	24,517	22,202
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	10,865	8,386
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,000	4,042
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	12,014	10,888
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	6,600	6,278
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	14,568	12,403
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	13,989	12,236
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	48,238	39,976
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	21,275	12,782
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	41,022	30,626
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	34,895	34,778
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	15,250	11,171
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	14,700	16,212
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	20,958	20,790
	Cardinal Health Inc.	4.700%	11/15/2026	5,000	5,034
	Cardinal Health Inc.	3.410%	6/15/2027	9,520	9,417
	Cardinal Health Inc.	5.125%	2/15/2029	8,000	8,226
	Cardinal Health Inc.	5.000%	11/15/2029	7,500	7,691
	Cardinal Health Inc.	4.500%	9/15/2030	7,100	7,124
	Cardinal Health Inc.	5.450%	2/15/2034	6,000	6,224
	Cardinal Health Inc.	5.350%	11/15/2034	12,000	12,334
	Cardinal Health Inc.	5.150%	9/15/2035	4,925	4,961
	Cardinal Health Inc.	4.600%	3/15/2043	3,119	2,731
	Cardinal Health Inc.	4.500%	11/15/2044	8,275	7,096
	Cardinal Health Inc.	4.900%	9/15/2045	4,580	4,136
	Cardinal Health Inc.	4.368%	6/15/2047	4,500	3,753
	Cardinal Health Inc.	5.750%	11/15/2054	7,400	7,418
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	5,900	4,114
	Cencora Inc.	3.450%	12/15/2027	11,525	11,360
	Cencora Inc.	4.625%	12/15/2027	3,450	3,490
	Cencora Inc.	4.850%	12/15/2029	3,500	3,572
	Cencora Inc.	2.800%	5/15/2030	7,250	6,792
	Cencora Inc.	2.700%	3/15/2031	19,700	18,069
	Cencora Inc.	5.125%	2/15/2034	5,793	5,930
	Cencora Inc.	5.150%	2/15/2035	8,150	8,313
	Cencora Inc.	4.250%	3/1/2045	5,132	4,304
	Cencora Inc.	4.300%	12/15/2047	10,675	8,895
	Centene Corp.	4.250%	12/15/2027	25,739	25,302
	Centene Corp.	2.450%	7/15/2028	25,984	24,175
	Centene Corp.	4.625%	12/15/2029	46,262	44,869
	Centene Corp.	3.375%	2/15/2030	10,785	9,929
	Centene Corp.	3.000%	10/15/2030	23,030	20,579
	Centene Corp.	2.500%	3/1/2031	26,765	23,068
	Centene Corp.	2.625%	8/1/2031	14,075	12,099
	Children's Health System of Texas	2.511%	8/15/2050	9,950	5,940
[3]	Children's Hospital	2.928%	7/15/2050	4,575	2,969
[3]	Children's Hospital Corp.	4.115%	1/1/2047	1,575	1,322
[3]	Children's Hospital Corp.	2.585%	2/1/2050	2,500	1,545
	Children's Hospital Medical Center	4.268%	5/15/2044	1,300	1,142
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	7,025	4,434
[3]	CHRISTUS Health	4.341%	7/1/2028	17,402	17,433
[3]	Cigna Group	3.400%	3/1/2027	32,690	32,385
	Cigna Group	4.375%	10/15/2028	29,071	29,214
	Cigna Group	5.000%	5/15/2029	11,300	11,596
	Cigna Group	2.400%	3/15/2030	21,169	19,542
	Cigna Group	4.500%	9/15/2030	12,877	12,918
	Cigna Group	2.375%	3/15/2031	19,410	17,466
	Cigna Group	5.125%	5/15/2031	10,000	10,349
	Cigna Group	4.875%	9/15/2032	17,761	17,940
	Cigna Group	5.400%	3/15/2033	8,760	9,132
	Cigna Group	5.250%	2/15/2034	14,565	14,998
	Cigna Group	5.250%	1/15/2036	18,800	19,039
	Cigna Group	4.800%	8/15/2038	27,930	26,663
	Cigna Group	3.200%	3/15/2040	7,600	5,940
[3]	Cigna Group	6.125%	11/15/2041	4,534	4,798
[3]	Cigna Group	5.375%	2/15/2042	550	546
[3]	Cigna Group	4.800%	7/15/2046	20,465	18,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cigna Group	3.875%	10/15/2047	18,104	14,042
	Cigna Group	4.900%	12/15/2048	29,539	26,526
	Cigna Group	3.400%	3/15/2050	22,480	15,788
	Cigna Group	3.400%	3/15/2051	15,015	10,448
	Cigna Group	5.600%	2/15/2054	15,000	14,711
	Cigna Group	6.000%	1/15/2056	5,388	5,594
[3]	City of Hope	5.623%	11/15/2043	2,000	1,983
[3]	City of Hope	4.378%	8/15/2048	7,375	6,081
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,515	3,906
	CommonSpirit Health	6.073%	11/1/2027	4,000	4,147
	CommonSpirit Health	3.347%	10/1/2029	7,925	7,639
	CommonSpirit Health	2.782%	10/1/2030	3,375	3,122
	CommonSpirit Health	5.205%	12/1/2031	12,500	12,924
	CommonSpirit Health	5.318%	12/1/2034	7,450	7,583
[3]	CommonSpirit Health	4.350%	11/1/2042	4,635	4,003
	CommonSpirit Health	3.817%	10/1/2049	6,270	4,700
	CommonSpirit Health	4.187%	10/1/2049	14,300	11,332
	CommonSpirit Health	3.910%	10/1/2050	7,740	5,826
	CommonSpirit Health	5.548%	12/1/2054	6,297	6,069
[3]	Community Health Network Inc.	3.099%	5/1/2050	6,115	3,959
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	2,855	2,111
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	5,210	3,700
	CVS Health Corp.	3.625%	4/1/2027	6,100	6,048
	CVS Health Corp.	1.300%	8/21/2027	25,464	24,125
	CVS Health Corp.	4.300%	3/25/2028	23,907	23,922
	CVS Health Corp.	5.000%	1/30/2029	17,810	18,163
	CVS Health Corp.	5.400%	6/1/2029	12,015	12,418
	CVS Health Corp.	3.250%	8/15/2029	52,130	49,965
	CVS Health Corp.	5.125%	2/21/2030	13,000	13,330
	CVS Health Corp.	3.750%	4/1/2030	18,347	17,774
	CVS Health Corp.	1.750%	8/21/2030	16,925	14,857
	CVS Health Corp.	5.250%	1/30/2031	8,000	8,237
	CVS Health Corp.	1.875%	2/28/2031	25,630	22,279
	CVS Health Corp.	5.550%	6/1/2031	8,515	8,905
	CVS Health Corp.	2.125%	9/15/2031	22,440	19,452
	CVS Health Corp.	5.000%	9/15/2032	4,993	5,053
	CVS Health Corp.	5.250%	2/21/2033	20,950	21,415
	CVS Health Corp.	5.300%	6/1/2033	16,285	16,659
	CVS Health Corp.	5.700%	6/1/2034	9,500	9,909
	CVS Health Corp.	4.875%	7/20/2035	16,475	16,048
	CVS Health Corp.	5.450%	9/15/2035	7,122	7,250
	CVS Health Corp.	4.780%	3/25/2038	55,570	52,103
	CVS Health Corp.	6.125%	9/15/2039	4,950	5,154
	CVS Health Corp.	4.125%	4/1/2040	9,322	7,919
	CVS Health Corp.	5.300%	12/5/2043	10,793	10,098
	CVS Health Corp.	5.125%	7/20/2045	45,019	40,845
	CVS Health Corp.	5.050%	3/25/2048	98,227	87,451
	CVS Health Corp.	5.625%	2/21/2053	19,000	18,047
	CVS Health Corp.	5.875%	6/1/2053	17,254	16,947
	CVS Health Corp.	6.050%	6/1/2054	6,870	6,946
	CVS Health Corp.	6.200%	9/15/2055	18,650	19,192
	CVS Health Corp.	6.000%	6/1/2063	7,918	7,803
	CVS Health Corp.	6.250%	9/15/2065	7,225	7,363
	Danaher Corp.	4.375%	9/15/2045	6,000	5,277
	Danaher Corp.	2.600%	10/1/2050	6,202	3,863
	Danaher Corp.	2.800%	12/10/2051	10,433	6,703
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	3,100	2,455
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	6,500	5,978
	DH Europe Finance II Sarl	2.600%	11/15/2029	14,000	13,188
	DH Europe Finance II Sarl	3.250%	11/15/2039	14,480	11,847
	DH Europe Finance II Sarl	3.400%	11/15/2049	10,897	8,003
	Dignity Health	4.500%	11/1/2042	6,000	5,263
	Dignity Health	5.267%	11/1/2064	6,075	5,488
[3]	Duke University Health System Inc.	3.920%	6/1/2047	4,800	3,879
	Edwards Lifesciences Corp.	4.300%	6/15/2028	6,325	6,346
	Elevance Health Inc.	4.500%	10/30/2026	2,810	2,821
	Elevance Health Inc.	3.650%	12/1/2027	31,571	31,342
	Elevance Health Inc.	4.101%	3/1/2028	9,466	9,461
	Elevance Health Inc.	4.000%	9/15/2028	11,481	11,430
	Elevance Health Inc.	5.150%	6/15/2029	7,075	7,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	2.875%	9/15/2029	6,955	6,605
	Elevance Health Inc.	4.750%	2/15/2030	4,750	4,829
	Elevance Health Inc.	2.250%	5/15/2030	30,808	28,111
	Elevance Health Inc.	2.550%	3/15/2031	12,034	10,929
	Elevance Health Inc.	4.950%	11/1/2031	9,410	9,581
	Elevance Health Inc.	4.100%	5/15/2032	8,070	7,826
	Elevance Health Inc.	4.600%	9/15/2032	12,200	12,126
	Elevance Health Inc.	5.500%	10/15/2032	3,400	3,571
	Elevance Health Inc.	4.750%	2/15/2033	17,690	17,741
	Elevance Health Inc.	5.375%	6/15/2034	14,340	14,784
	Elevance Health Inc.	5.950%	12/15/2034	1,001	1,067
	Elevance Health Inc.	5.200%	2/15/2035	21,675	22,086
	Elevance Health Inc.	5.000%	1/15/2036	12,707	12,617
	Elevance Health Inc.	5.850%	1/15/2036	1,200	1,273
	Elevance Health Inc.	6.375%	6/15/2037	5,865	6,420
	Elevance Health Inc.	4.625%	5/15/2042	12,315	11,103
	Elevance Health Inc.	4.650%	1/15/2043	10,695	9,586
	Elevance Health Inc.	5.100%	1/15/2044	11,855	11,205
	Elevance Health Inc.	4.650%	8/15/2044	9,592	8,514
	Elevance Health Inc.	4.375%	12/1/2047	15,631	13,049
	Elevance Health Inc.	4.550%	3/1/2048	5,240	4,469
	Elevance Health Inc.	3.125%	5/15/2050	22,925	15,154
	Elevance Health Inc.	3.600%	3/15/2051	15,100	10,818
	Elevance Health Inc.	4.550%	5/15/2052	3,070	2,565
	Elevance Health Inc.	6.100%	10/15/2052	8,881	9,258
	Elevance Health Inc.	5.125%	2/15/2053	9,800	8,949
	Elevance Health Inc.	4.850%	8/15/2054	2,720	2,337
	Elevance Health Inc.	5.700%	2/15/2055	56,295	55,735
	Elevance Health Inc.	5.700%	9/15/2055	3,300	3,271
	Elevance Health Inc.	5.850%	11/1/2064	9,260	9,201
	Eli Lilly & Co.	4.500%	2/9/2027	20,305	20,479
	Eli Lilly & Co.	4.150%	8/14/2027	3,250	3,272
	Eli Lilly & Co.	4.550%	2/12/2028	11,700	11,874
	Eli Lilly & Co.	4.000%	10/15/2028	17,714	17,739
	Eli Lilly & Co.	4.500%	2/9/2029	32,100	32,597
	Eli Lilly & Co.	3.375%	3/15/2029	10,782	10,585
	Eli Lilly & Co.	4.200%	8/14/2029	11,482	11,564
	Eli Lilly & Co.	4.750%	2/12/2030	14,900	15,292
	Eli Lilly & Co.	4.250%	3/15/2031	5,922	5,932
	Eli Lilly & Co.	4.900%	2/12/2032	11,670	12,058
	Eli Lilly & Co.	4.550%	10/15/2032	11,596	11,682
	Eli Lilly & Co.	4.700%	2/27/2033	20,005	20,402
	Eli Lilly & Co.	4.700%	2/9/2034	17,446	17,633
	Eli Lilly & Co.	4.600%	8/14/2034	14,223	14,274
	Eli Lilly & Co.	4.900%	10/15/2035	15,890	16,099
	Eli Lilly & Co.	3.950%	3/15/2049	4,628	3,767
	Eli Lilly & Co.	2.250%	5/15/2050	24,737	14,416
	Eli Lilly & Co.	4.875%	2/27/2053	22,220	20,728
	Eli Lilly & Co.	5.000%	2/9/2054	21,950	20,777
	Eli Lilly & Co.	5.050%	8/14/2054	9,000	8,581
	Eli Lilly & Co.	5.500%	2/12/2055	18,175	18,565
	Eli Lilly & Co.	5.550%	10/15/2055	7,123	7,332
	Eli Lilly & Co.	4.150%	3/15/2059	2,000	1,612
	Eli Lilly & Co.	2.500%	9/15/2060	7,200	4,082
	Eli Lilly & Co.	4.950%	2/27/2063	15,750	14,501
	Eli Lilly & Co.	5.100%	2/9/2064	19,575	18,487
	Eli Lilly & Co.	5.200%	8/14/2064	17,025	16,361
	Eli Lilly & Co.	5.600%	2/12/2065	6,150	6,291
	Eli Lilly & Co.	5.650%	10/15/2065	11,769	12,159
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	3,975	3,042
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	18,566	19,140
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	9,000	9,179
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	15,000	15,897
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	7,300	7,421
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	18,750	20,168
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	9,700	10,052
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	13,460	14,842
	Gilead Sciences Inc.	2.950%	3/1/2027	25,100	24,750
	Gilead Sciences Inc.	1.200%	10/1/2027	4,500	4,266
	Gilead Sciences Inc.	4.800%	11/15/2029	5,750	5,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	1.650%	10/1/2030	8,063	7,150
	Gilead Sciences Inc.	5.250%	10/15/2033	13,500	14,151
	Gilead Sciences Inc.	5.100%	6/15/2035	11,650	11,969
	Gilead Sciences Inc.	4.600%	9/1/2035	14,199	14,035
	Gilead Sciences Inc.	4.000%	9/1/2036	16,425	15,272
	Gilead Sciences Inc.	2.600%	10/1/2040	11,066	8,122
	Gilead Sciences Inc.	5.650%	12/1/2041	5,610	5,868
	Gilead Sciences Inc.	4.800%	4/1/2044	20,456	19,089
	Gilead Sciences Inc.	4.500%	2/1/2045	25,575	22,876
	Gilead Sciences Inc.	4.750%	3/1/2046	25,569	23,511
	Gilead Sciences Inc.	4.150%	3/1/2047	17,317	14,603
	Gilead Sciences Inc.	2.800%	10/1/2050	19,390	12,516
	Gilead Sciences Inc.	5.550%	10/15/2053	10,965	11,072
	Gilead Sciences Inc.	5.500%	11/15/2054	12,200	12,281
	Gilead Sciences Inc.	5.600%	11/15/2064	8,775	8,881
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	24,150	24,123
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	11,209	11,346
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	8,400	8,857
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,800	14,924
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	35,389	39,782
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,250	12,526
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	5,866	5,907
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	8,637	8,430
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	4,900	3,499
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	4,000	3,335
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	5,625	3,636
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	2,100	1,792
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	3,705	2,707
	HCA Inc.	4.500%	2/15/2027	10,413	10,433
	HCA Inc.	3.125%	3/15/2027	7,130	7,031
	HCA Inc.	5.000%	3/1/2028	8,225	8,372
	HCA Inc.	5.200%	6/1/2028	10,611	10,867
	HCA Inc.	5.625%	9/1/2028	15,111	15,590
	HCA Inc.	5.875%	2/1/2029	6,000	6,248
	HCA Inc.	3.375%	3/15/2029	1,940	1,881
	HCA Inc.	4.125%	6/15/2029	25,256	25,036
	HCA Inc.	5.250%	3/1/2030	2,695	2,782
	HCA Inc.	3.500%	9/1/2030	40,685	38,858
	HCA Inc.	5.450%	4/1/2031	19,717	20,498
	HCA Inc.	2.375%	7/15/2031	15,000	13,306
	HCA Inc.	5.500%	3/1/2032	8,800	9,163
	HCA Inc.	3.625%	3/15/2032	24,915	23,383
	HCA Inc.	5.500%	6/1/2033	18,263	18,986
	HCA Inc.	5.600%	4/1/2034	15,050	15,628
	HCA Inc.	5.450%	9/15/2034	14,300	14,661
	HCA Inc.	5.750%	3/1/2035	18,000	18,822
	HCA Inc.	5.125%	6/15/2039	14,714	14,158
	HCA Inc.	4.375%	3/15/2042	7,650	6,555
	HCA Inc.	5.500%	6/15/2047	25,829	24,661
	HCA Inc.	5.250%	6/15/2049	23,591	21,532
	HCA Inc.	3.500%	7/15/2051	35,547	24,330
	HCA Inc.	4.625%	3/15/2052	23,615	19,489
	HCA Inc.	5.900%	6/1/2053	6,011	5,936
	HCA Inc.	6.000%	4/1/2054	32,734	32,800
	HCA Inc.	6.200%	3/1/2055	6,050	6,246
	HCA Inc.	6.100%	4/1/2064	14,955	15,012
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	6,720	5,179
	Humana Inc.	1.350%	2/3/2027	5,745	5,530
	Humana Inc.	3.950%	3/15/2027	4,450	4,434
	Humana Inc.	5.750%	3/1/2028	6,505	6,712
	Humana Inc.	5.750%	12/1/2028	5,000	5,212
	Humana Inc.	3.700%	3/23/2029	12,500	12,214
	Humana Inc.	3.125%	8/15/2029	2,600	2,474
	Humana Inc.	4.875%	4/1/2030	6,150	6,227
	Humana Inc.	5.375%	4/15/2031	18,755	19,297
	Humana Inc.	2.150%	2/3/2032	12,800	10,909
	Humana Inc.	5.875%	3/1/2033	8,955	9,419
	Humana Inc.	5.950%	3/15/2034	9,000	9,459
	Humana Inc.	5.550%	5/1/2035	8,700	8,863
	Humana Inc.	4.625%	12/1/2042	4,730	4,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.950%	10/1/2044	6,205	5,524
	Humana Inc.	4.800%	3/15/2047	3,120	2,661
	Humana Inc.	3.950%	8/15/2049	981	727
	Humana Inc.	5.500%	3/15/2053	13,355	12,338
	Humana Inc.	5.750%	4/15/2054	9,096	8,681
	Humana Inc.	6.000%	5/1/2055	10,540	10,434
	Icon Investments Six DAC	6.000%	5/8/2034	6,538	6,861
	Illumina Inc.	5.750%	12/13/2027	5,025	5,168
	Illumina Inc.	2.550%	3/23/2031	5,000	4,468
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	5,950	4,823
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	3,350	2,152
	Inova Health System Foundation	4.068%	5/15/2052	3,000	2,418
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	6,000	4,360
[3]	Iowa Health System	3.665%	2/15/2050	5,000	3,765
	IQVIA Inc.	6.250%	2/1/2029	5,000	5,265
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	7,425	6,001
	Johnson & Johnson	4.500%	3/1/2027	6,905	6,983
	Johnson & Johnson	2.950%	3/3/2027	8,550	8,459
	Johnson & Johnson	0.950%	9/1/2027	6,475	6,161
	Johnson & Johnson	2.900%	1/15/2028	29,337	28,828
	Johnson & Johnson	4.550%	3/1/2028	8,057	8,212
	Johnson & Johnson	4.800%	6/1/2029	15,600	16,078
	Johnson & Johnson	6.950%	9/1/2029	2,650	2,946
	Johnson & Johnson	4.700%	3/1/2030	11,741	12,092
	Johnson & Johnson	1.300%	9/1/2030	11,590	10,244
	Johnson & Johnson	4.850%	3/1/2032	14,278	14,827
	Johnson & Johnson	4.950%	5/15/2033	2,650	2,785
	Johnson & Johnson	4.375%	12/5/2033	9,529	9,635
	Johnson & Johnson	4.950%	6/1/2034	2,390	2,513
	Johnson & Johnson	5.000%	3/1/2035	19,688	20,456
	Johnson & Johnson	3.550%	3/1/2036	13,290	12,163
	Johnson & Johnson	3.625%	3/3/2037	11,356	10,306
	Johnson & Johnson	5.950%	8/15/2037	5,039	5,633
	Johnson & Johnson	3.400%	1/15/2038	19,454	17,124
	Johnson & Johnson	5.850%	7/15/2038	3,797	4,198
	Johnson & Johnson	2.100%	9/1/2040	28,235	19,873
	Johnson & Johnson	4.500%	9/1/2040	2,600	2,521
	Johnson & Johnson	4.850%	5/15/2041	825	824
	Johnson & Johnson	4.500%	12/5/2043	11,620	10,986
	Johnson & Johnson	3.700%	3/1/2046	20,872	17,180
	Johnson & Johnson	3.750%	3/3/2047	21,550	17,656
	Johnson & Johnson	3.500%	1/15/2048	13,229	10,343
	Johnson & Johnson	2.250%	9/1/2050	4,172	2,509
	Johnson & Johnson	5.250%	6/1/2054	9,825	10,013
	Johnson & Johnson	2.450%	9/1/2060	8,450	4,810
	Kaiser Foundation Hospitals	3.150%	5/1/2027	14,674	14,502
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	21,930	16,202
	Kaiser Foundation Hospitals	4.875%	4/1/2042	6,050	5,749
	Kaiser Foundation Hospitals	4.150%	5/1/2047	24,144	20,240
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	11,150	7,902
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	7,000	4,643
	Koninklijke Philips NV	6.875%	3/11/2038	4,600	5,193
	Koninklijke Philips NV	5.000%	3/15/2042	12,775	11,961
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5,275	5,234
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	7,625	7,229
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	7,600	7,603
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,000	4,552
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	11,800	11,729
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,750	10,658
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	8,760	7,853
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	1,000	782
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,275	2,298
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	7,550	6,204
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	6,400	4,295
[3]	Mayo Clinic	3.774%	11/15/2043	5,150	4,255
[3]	Mayo Clinic	4.000%	11/15/2047	2,865	2,285
[3]	Mayo Clinic	4.128%	11/15/2052	1,150	925
[3]	Mayo Clinic	3.196%	11/15/2061	7,000	4,537
	McKesson Corp.	3.950%	2/16/2028	2,500	2,493
	McKesson Corp.	4.900%	7/15/2028	1,493	1,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	4.250%	9/15/2029	5,275	5,296
	McKesson Corp.	4.650%	5/30/2030	12,200	12,405
	McKesson Corp.	4.950%	5/30/2032	15,827	16,212
	McKesson Corp.	5.100%	7/15/2033	4,623	4,789
	McKesson Corp.	5.250%	5/30/2035	8,450	8,701
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	4,433	3,761
[3]	MedStar Health Inc.	3.626%	8/15/2049	4,000	2,944
	Medtronic Global Holdings SCA	4.250%	3/30/2028	19,415	19,559
	Medtronic Inc.	4.375%	3/15/2035	47,569	46,675
	Medtronic Inc.	4.625%	3/15/2045	9,242	8,491
	Memorial Health Services	3.447%	11/1/2049	5,000	3,597
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	700	677
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	2,000	1,331
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	13,355	10,915
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	6,700	5,471
	Merck & Co. Inc.	1.700%	6/10/2027	20,000	19,322
	Merck & Co. Inc.	3.850%	9/15/2027	8,700	8,718
	Merck & Co. Inc.	1.900%	12/10/2028	4,000	3,755
	Merck & Co. Inc.	3.400%	3/7/2029	16,470	16,137
	Merck & Co. Inc.	4.300%	5/17/2030	7,958	8,022
	Merck & Co. Inc.	1.450%	6/24/2030	5,282	4,679
	Merck & Co. Inc.	4.150%	9/15/2030	16,600	16,619
	Merck & Co. Inc.	2.150%	12/10/2031	26,558	23,473
	Merck & Co. Inc.	4.550%	9/15/2032	20,452	20,629
	Merck & Co. Inc.	4.500%	5/17/2033	8,314	8,358
	Merck & Co. Inc.	4.950%	9/15/2035	37,530	37,968
	Merck & Co. Inc.	3.900%	3/7/2039	6,539	5,838
	Merck & Co. Inc.	2.350%	6/24/2040	5,484	3,938
	Merck & Co. Inc.	3.600%	9/15/2042	8,670	7,043
	Merck & Co. Inc.	4.150%	5/18/2043	15,489	13,463
	Merck & Co. Inc.	4.900%	5/17/2044	13,958	13,241
	Merck & Co. Inc.	3.700%	2/10/2045	25,109	20,160
	Merck & Co. Inc.	4.000%	3/7/2049	3,248	2,638
	Merck & Co. Inc.	2.450%	6/24/2050	7,240	4,337
	Merck & Co. Inc.	2.750%	12/10/2051	38,230	24,076
	Merck & Co. Inc.	5.000%	5/17/2053	15,916	14,945
	Merck & Co. Inc.	5.700%	9/15/2055	20,250	20,905
	Merck & Co. Inc.	2.900%	12/10/2061	27,175	16,292
	Merck & Co. Inc.	5.150%	5/17/2063	6,790	6,385
[3]	Methodist Hospital	2.705%	12/1/2050	6,500	4,066
[3]	Montefiore Obligated Group	5.246%	11/1/2048	6,800	5,567
	Montefiore Obligated Group	4.287%	9/1/2050	810	547
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,520	3,434
	Mylan Inc.	5.400%	11/29/2043	3,440	2,981
	Mylan Inc.	5.200%	4/15/2048	2,345	1,920
[3]	MyMichigan Health	3.409%	6/1/2050	2,875	2,042
	New York & Presbyterian Hospital	2.256%	8/1/2040	2,475	1,736
	New York & Presbyterian Hospital	4.024%	8/1/2045	9,390	7,854
	New York & Presbyterian Hospital	4.063%	8/1/2056	4,575	3,635
	New York & Presbyterian Hospital	2.606%	8/1/2060	2,375	1,330
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,335	4,475
	Northwell Healthcare Inc.	3.979%	11/1/2046	7,770	6,158
	Northwell Healthcare Inc.	4.260%	11/1/2047	8,325	6,826
	Northwell Healthcare Inc.	3.809%	11/1/2049	4,195	3,113
	Novant Health Inc.	2.637%	11/1/2036	7,000	5,602
	Novant Health Inc.	3.168%	11/1/2051	11,000	7,466
	Novant Health Inc.	3.318%	11/1/2061	8,925	5,851
	Novartis Capital Corp.	2.000%	2/14/2027	7,900	7,715
	Novartis Capital Corp.	3.100%	5/17/2027	26,048	25,773
	Novartis Capital Corp.	3.800%	9/18/2029	11,750	11,698
	Novartis Capital Corp.	2.200%	8/14/2030	33,485	30,772
	Novartis Capital Corp.	4.000%	9/18/2031	4,150	4,125
	Novartis Capital Corp.	4.200%	9/18/2034	15,645	15,293
	Novartis Capital Corp.	3.700%	9/21/2042	5,175	4,333
	Novartis Capital Corp.	4.400%	5/6/2044	26,261	23,733
	Novartis Capital Corp.	4.000%	11/20/2045	19,011	16,099
	Novartis Capital Corp.	2.750%	8/14/2050	13,815	9,058
	Novartis Capital Corp.	4.700%	9/18/2054	8,675	7,929
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	3,210	1,979
[3]	NYU Langone Hospitals	5.750%	7/1/2043	3,625	3,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NYU Langone Hospitals	4.784%	7/1/2044	3,925	3,606
[3]	NYU Langone Hospitals	4.368%	7/1/2047	4,775	4,164
[3]	NYU Langone Hospitals	3.380%	7/1/2055	7,545	5,247
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,500	2,948
	OhioHealth Corp.	2.297%	11/15/2031	4,650	4,160
	OhioHealth Corp.	2.834%	11/15/2041	4,325	3,198
[3]	OhioHealth Corp.	3.042%	11/15/2050	3,025	2,086
	Orlando Health Obligated Group	5.475%	10/1/2035	4,750	4,965
	Orlando Health Obligated Group	4.089%	10/1/2048	2,200	1,798
	Orlando Health Obligated Group	3.327%	10/1/2050	2,750	1,969
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	3,300	2,830
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,900	3,817
	Pfizer Inc.	3.600%	9/15/2028	5,492	5,463
	Pfizer Inc.	3.450%	3/15/2029	32,537	32,012
	Pfizer Inc.	2.625%	4/1/2030	11,105	10,416
	Pfizer Inc.	1.700%	5/28/2030	16,843	15,118
	Pfizer Inc.	1.750%	8/18/2031	9,700	8,497
	Pfizer Inc.	4.000%	12/15/2036	20,550	19,168
	Pfizer Inc.	4.100%	9/15/2038	9,275	8,432
	Pfizer Inc.	3.900%	3/15/2039	14,060	12,441
	Pfizer Inc.	7.200%	3/15/2039	19,540	23,466
	Pfizer Inc.	2.550%	5/28/2040	20,500	15,069
	Pfizer Inc.	4.300%	6/15/2043	8,010	7,036
	Pfizer Inc.	4.400%	5/15/2044	14,075	12,554
	Pfizer Inc.	4.125%	12/15/2046	13,900	11,604
	Pfizer Inc.	4.200%	9/15/2048	17,497	14,684
	Pfizer Inc.	4.000%	3/15/2049	14,060	11,387
	Pfizer Inc.	2.700%	5/28/2050	15,275	9,685
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	57,443	58,090
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	31,832	32,421
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	44,128	44,585
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	39,874	38,652
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	58,664	56,702
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	45,943	43,579
	Pharmacia LLC	6.600%	12/1/2028	5,248	5,632
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,000	2,575
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,950	1,389
	Piedmont Healthcare Inc.	2.864%	1/1/2052	4,000	2,552
	Presbyterian Healthcare Services	4.875%	8/1/2052	4,000	3,607
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	5,128	5,046
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	13,423	12,560
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,500	7,725
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	8,700	8,951
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	3,125	2,379
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	5,700	4,383
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,600	2,744
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,790	5,795
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,000	3,046
	Quest Diagnostics Inc.	2.950%	6/30/2030	20,401	19,218
	Quest Diagnostics Inc.	2.800%	6/30/2031	4,550	4,183
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,025	10,141
	Quest Diagnostics Inc.	5.750%	1/30/2040	876	891
	Quest Diagnostics Inc.	4.700%	3/30/2045	2,050	1,869
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	4,000	2,706
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,875	14,879
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	3,755	2,337
	Revvity Inc.	1.900%	9/15/2028	4,025	3,752
	Revvity Inc.	3.300%	9/15/2029	8,350	7,989
	Revvity Inc.	2.550%	3/15/2031	6,000	5,368
	Revvity Inc.	2.250%	9/15/2031	7,000	6,079
	Revvity Inc.	3.625%	3/15/2051	3,500	2,481
	Royalty Pharma plc	1.750%	9/2/2027	12,850	12,277
	Royalty Pharma plc	5.150%	9/2/2029	2,185	2,243
	Royalty Pharma plc	2.200%	9/2/2030	10,200	9,152
	Royalty Pharma plc	4.450%	3/25/2031	12,425	12,319
	Royalty Pharma plc	5.400%	9/2/2034	5,133	5,241
	Royalty Pharma plc	3.300%	9/2/2040	12,580	9,660
	Royalty Pharma plc	3.550%	9/2/2050	15,505	10,898
	Royalty Pharma plc	3.350%	9/2/2051	9,878	6,614
[3]	Rush Obligated Group	3.922%	11/15/2029	3,625	3,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sanofi SA	3.625%	6/19/2028	10,775	10,715
[3]	Seattle Children's Hospital	2.719%	10/1/2050	5,000	3,145
[3]	Sharp HealthCare	2.680%	8/1/2050	3,000	1,877
	Smith & Nephew plc	5.150%	3/20/2027	2,750	2,787
	Smith & Nephew plc	2.032%	10/14/2030	11,735	10,498
	Smith & Nephew plc	5.400%	3/20/2034	9,450	9,753
	Solventum Corp.	5.450%	2/25/2027	2,696	2,740
	Solventum Corp.	5.400%	3/1/2029	3,791	3,913
	Solventum Corp.	5.450%	3/13/2031	22,150	23,115
	Solventum Corp.	5.600%	3/23/2034	18,675	19,456
	Solventum Corp.	5.900%	4/30/2054	17,025	17,502
[3]	SSM Health Care Corp.	3.823%	6/1/2027	3,600	3,583
	SSM Health Care Corp.	4.894%	6/1/2028	5,550	5,647
[3]	Stanford Health Care	3.795%	11/15/2048	5,075	3,994
	Stanford Health Care	3.027%	8/15/2051	5,000	3,336
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	6,850	6,239
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	10,800	7,945
	Stryker Corp.	4.550%	2/10/2027	9,200	9,275
	Stryker Corp.	4.700%	2/10/2028	8,800	8,928
	Stryker Corp.	3.650%	3/7/2028	5,300	5,253
	Stryker Corp.	4.250%	9/11/2029	17,200	17,252
	Stryker Corp.	4.850%	2/10/2030	7,180	7,361
	Stryker Corp.	1.950%	6/15/2030	4,350	3,932
	Stryker Corp.	4.625%	9/11/2034	6,694	6,662
	Stryker Corp.	5.200%	2/10/2035	11,668	12,028
	Stryker Corp.	4.100%	4/1/2043	4,225	3,595
	Stryker Corp.	4.375%	5/15/2044	7,580	6,647
	Stryker Corp.	4.625%	3/15/2046	15,404	13,937
	Stryker Corp.	2.900%	6/15/2050	7,314	4,905
[3]	Sutter Health	3.695%	8/15/2028	3,025	2,998
[3]	Sutter Health	2.294%	8/15/2030	6,325	5,782
[3]	Sutter Health	5.213%	8/15/2032	1,500	1,555
	Sutter Health	5.164%	8/15/2033	4,200	4,315
[3]	Sutter Health	5.537%	8/15/2035	10,000	10,512
[3]	Sutter Health	3.161%	8/15/2040	4,125	3,251
[3]	Sutter Health	4.091%	8/15/2048	4,400	3,613
[3]	Sutter Health	3.361%	8/15/2050	12,302	8,746
	Sutter Health	5.547%	8/15/2053	2,648	2,665
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	33,800	34,542
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	32,382	29,411
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	12,800	13,177
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,926	15,203
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	10,000	10,219
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	37,525	25,346
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	13,579	8,870
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,112	2,117
	Takeda US Financing Inc.	5.200%	7/7/2035	36,150	36,737
	Texas Health Resources	2.328%	11/15/2050	3,704	2,127
[3]	Texas Health Resources	4.330%	11/15/2055	925	778
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	20,500	20,736
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	4,000	4,068
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	7,000	6,551
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,730	10,009
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	12,345	11,671
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	10,000	10,350
[6]	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,150	4,144
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	35,365	31,250
[6]	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	4,650	4,650
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	2,000	2,067
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	11,000	11,401
[6]	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	5,200	5,202
[6]	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	6,400	6,396
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	26,338	19,453
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5,000	5,054
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	4,390	4,397
	Toledo Hospital	5.750%	11/15/2038	3,850	3,884
[3]	Trinity Health Corp.	2.632%	12/1/2040	2,500	1,826
	Trinity Health Corp.	4.125%	12/1/2045	10,120	8,553
	UnitedHealth Group Inc.	3.450%	1/15/2027	13,000	12,925
	UnitedHealth Group Inc.	4.600%	4/15/2027	6,400	6,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.700%	5/15/2027	6,400	6,376
	UnitedHealth Group Inc.	5.250%	2/15/2028	10,000	10,268
	UnitedHealth Group Inc.	3.850%	6/15/2028	16,000	15,938
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,275	2,297
	UnitedHealth Group Inc.	4.250%	1/15/2029	23,297	23,380
	UnitedHealth Group Inc.	4.700%	4/15/2029	4,730	4,815
	UnitedHealth Group Inc.	2.875%	8/15/2029	17,965	17,138
	UnitedHealth Group Inc.	4.800%	1/15/2030	21,335	21,801
	UnitedHealth Group Inc.	5.300%	2/15/2030	10,265	10,681
	UnitedHealth Group Inc.	2.000%	5/15/2030	22,115	20,038
	UnitedHealth Group Inc.	4.650%	1/15/2031	26,250	26,602
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,400	11,689
	UnitedHealth Group Inc.	2.300%	5/15/2031	29,625	26,545
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,410	13,731
	UnitedHealth Group Inc.	5.350%	2/15/2033	35,710	37,323
	UnitedHealth Group Inc.	4.500%	4/15/2033	15,000	14,834
	UnitedHealth Group Inc.	5.000%	4/15/2034	17,280	17,549
	UnitedHealth Group Inc.	5.150%	7/15/2034	43,110	44,208
	UnitedHealth Group Inc.	5.300%	6/15/2035	46,325	47,889
	UnitedHealth Group Inc.	4.625%	7/15/2035	11,749	11,591
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,000	4,285
	UnitedHealth Group Inc.	6.500%	6/15/2037	1,185	1,326
	UnitedHealth Group Inc.	6.625%	11/15/2037	10,100	11,447
	UnitedHealth Group Inc.	6.875%	2/15/2038	13,845	16,020
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,505	14,588
	UnitedHealth Group Inc.	2.750%	5/15/2040	16,110	12,002
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,700	3,921
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,380	13,218
	UnitedHealth Group Inc.	4.625%	11/15/2041	8,742	8,074
	UnitedHealth Group Inc.	4.375%	3/15/2042	7,775	6,905
	UnitedHealth Group Inc.	3.950%	10/15/2042	5,900	4,944
	UnitedHealth Group Inc.	4.250%	3/15/2043	5,557	4,829
	UnitedHealth Group Inc.	5.500%	7/15/2044	17,290	17,319
	UnitedHealth Group Inc.	4.750%	7/15/2045	19,738	17,964
	UnitedHealth Group Inc.	4.200%	1/15/2047	14,950	12,402
	UnitedHealth Group Inc.	4.250%	4/15/2047	11,935	9,924
	UnitedHealth Group Inc.	3.750%	10/15/2047	3,860	2,961
	UnitedHealth Group Inc.	4.250%	6/15/2048	15,182	12,560
	UnitedHealth Group Inc.	4.450%	12/15/2048	10,050	8,537
	UnitedHealth Group Inc.	3.700%	8/15/2049	11,000	8,229
	UnitedHealth Group Inc.	2.900%	5/15/2050	9,565	6,166
	UnitedHealth Group Inc.	3.250%	5/15/2051	11,358	7,741
	UnitedHealth Group Inc.	4.750%	5/15/2052	23,339	20,539
	UnitedHealth Group Inc.	5.875%	2/15/2053	22,765	23,434
	UnitedHealth Group Inc.	5.050%	4/15/2053	20,814	19,075
	UnitedHealth Group Inc.	5.375%	4/15/2054	19,751	18,938
	UnitedHealth Group Inc.	5.625%	7/15/2054	21,875	21,756
	UnitedHealth Group Inc.	5.950%	6/15/2055	28,500	29,669
	UnitedHealth Group Inc.	3.875%	8/15/2059	14,431	10,558
	UnitedHealth Group Inc.	3.125%	5/15/2060	11,490	7,121
	UnitedHealth Group Inc.	4.950%	5/15/2062	12,920	11,343
	UnitedHealth Group Inc.	6.050%	2/15/2063	16,765	17,519
	UnitedHealth Group Inc.	5.200%	4/15/2063	14,400	13,184
	UnitedHealth Group Inc.	5.500%	4/15/2064	14,605	14,008
	UnitedHealth Group Inc.	5.750%	7/15/2064	21,470	21,397
	Universal Health Services Inc.	4.625%	10/15/2029	5,100	5,095
	Universal Health Services Inc.	2.650%	10/15/2030	14,524	13,111
	Universal Health Services Inc.	5.050%	10/15/2034	5,800	5,660
	UPMC	5.035%	5/15/2033	6,000	6,111
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	12,450	10,356
	Viatris Inc.	2.300%	6/22/2027	14,000	13,471
	Viatris Inc.	2.700%	6/22/2030	12,000	10,804
	Viatris Inc.	3.850%	6/22/2040	16,773	12,783
	Viatris Inc.	4.000%	6/22/2050	18,058	12,318
[3]	WakeMed	3.286%	10/1/2052	2,375	1,633
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	3,900	2,491
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,925	2,563
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	8,400	5,310
	Wyeth LLC	6.500%	2/1/2034	9,080	10,263
	Wyeth LLC	6.000%	2/15/2036	6,845	7,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	5.950%	4/1/2037	12,010	13,009
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	4,075	2,415
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5,000	5,179
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	6,500	6,684
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	17,795	15,982
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	3,892	3,982
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	4,000	4,171
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	4,250	4,388
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	3,815	3,345
	Zoetis Inc.	3.000%	9/12/2027	11,040	10,848
	Zoetis Inc.	4.150%	8/17/2028	10,588	10,624
	Zoetis Inc.	3.900%	8/20/2028	4,950	4,938
	Zoetis Inc.	2.000%	5/15/2030	6,850	6,229
	Zoetis Inc.	5.600%	11/16/2032	13,000	13,822
	Zoetis Inc.	5.000%	8/17/2035	7,861	7,935
	Zoetis Inc.	4.700%	2/1/2043	7,540	6,954
	Zoetis Inc.	3.950%	9/12/2047	11,556	9,323
	Zoetis Inc.	4.450%	8/20/2048	7,200	6,234
	Zoetis Inc.	3.000%	5/15/2050	6,775	4,530
					9,572,528
Industrials (1.8%)
[3]	3M Co.	3.625%	9/14/2028	9,136	9,033
[3]	3M Co.	3.375%	3/1/2029	7,925	7,741
	3M Co.	2.375%	8/26/2029	18,045	16,901
	3M Co.	4.800%	3/15/2030	33,623	34,391
	3M Co.	3.050%	4/15/2030	5,000	4,764
	3M Co.	5.150%	3/15/2035	5,927	6,074
[3]	3M Co.	3.875%	6/15/2044	1,000	812
[3]	3M Co.	3.125%	9/19/2046	11,425	8,024
[3]	3M Co.	3.625%	10/15/2047	8,625	6,527
[3]	3M Co.	4.000%	9/14/2048	15,050	12,172
	3M Co.	3.250%	8/26/2049	13,500	9,450
	3M Co.	3.700%	4/15/2050	10,365	7,805
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	3,875	3,484
	AGCO Corp.	5.450%	3/21/2027	4,585	4,653
	AGCO Corp.	5.800%	3/21/2034	8,025	8,342
	Allegion plc	3.500%	10/1/2029	3,455	3,344
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	3,100	3,061
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	8,668	9,050
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,300	4,489
[3]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/2026	2,255	2,241
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	18,454	16,717
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	577	566
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,802	1,765
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	3,254	3,150
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	4,194	4,032
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,656	1,608
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	3,416	3,294
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,263	2,118
	Amphenol Corp.	5.050%	4/5/2027	8,250	8,382
	Amphenol Corp.	4.375%	6/12/2028	7,000	7,063
	Amphenol Corp.	5.050%	4/5/2029	6,900	7,127
	Amphenol Corp.	4.350%	6/1/2029	4,000	4,037
	Amphenol Corp.	2.800%	2/15/2030	10,305	9,752
	Amphenol Corp.	2.200%	9/15/2031	4,000	3,549
	Amphenol Corp.	5.250%	4/5/2034	6,960	7,258
	Amphenol Corp.	5.000%	1/15/2035	15,650	15,966
	Amphenol Corp.	5.375%	11/15/2054	3,750	3,750
	Boeing Co.	2.700%	2/1/2027	7,965	7,807
	Boeing Co.	2.800%	3/1/2027	18,461	18,088
	Boeing Co.	5.040%	5/1/2027	20,800	21,030
	Boeing Co.	6.259%	5/1/2027	11,430	11,758
	Boeing Co.	3.250%	2/1/2028	20,758	20,287
	Boeing Co.	3.250%	3/1/2028	2,926	2,856
	Boeing Co.	6.298%	5/1/2029	12,660	13,439
	Boeing Co.	2.950%	2/1/2030	16,251	15,297
	Boeing Co.	5.150%	5/1/2030	93,472	95,927
	Boeing Co.	3.625%	2/1/2031	13,475	12,905
	Boeing Co.	6.388%	5/1/2031	33,750	36,742

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	6.125%	2/15/2033	5,775	6,220
Boeing Co.	3.600%	5/1/2034	18,041	16,324
Boeing Co.	6.528%	5/1/2034	8,575	9,490
Boeing Co.	3.250%	2/1/2035	11,725	10,174
Boeing Co.	6.625%	2/15/2038	1,000	1,109
Boeing Co.	3.550%	3/1/2038	2,322	1,927
Boeing Co.	3.500%	3/1/2039	3,718	3,011
Boeing Co.	6.875%	3/15/2039	5,430	6,148
Boeing Co.	5.875%	2/15/2040	6,105	6,304
Boeing Co.	5.705%	5/1/2040	38,815	39,614
Boeing Co.	3.375%	6/15/2046	7,000	4,992
Boeing Co.	3.650%	3/1/2047	4,324	3,165
Boeing Co.	3.850%	11/1/2048	3,903	2,905
Boeing Co.	3.750%	2/1/2050	24,900	18,379
Boeing Co.	5.805%	5/1/2050	96,041	95,958
Boeing Co.	6.858%	5/1/2054	27,215	31,046
Boeing Co.	3.825%	3/1/2059	3,300	2,331
Boeing Co.	3.950%	8/1/2059	1,520	1,091
Boeing Co.	5.930%	5/1/2060	53,704	53,772
Boeing Co.	7.008%	5/1/2064	18,145	21,011
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	14,050	13,907
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,650	1,839
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	11,275	11,937
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	9,225	9,408
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,680	4,518
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	7,304	6,597
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	15,395	13,796
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	14,803	13,330
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	9,337	9,184
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,380	17,517
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,305	5,674
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	9,817	8,367
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	8,722	8,009
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	8,975	7,303
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	3,135	2,627
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	16,795	13,787
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	19,679	16,380
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,075	6,807
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	8,325	5,871
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	8,435	5,400
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	12,550	10,759
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	49,245	47,282
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	28,506	28,611
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	22,375	23,418
Canadian National Railway Co.	3.850%	8/5/2032	2,000	1,923
Canadian National Railway Co.	5.850%	11/1/2033	5,825	6,342
Canadian National Railway Co.	6.200%	6/1/2036	5,425	6,057
Canadian National Railway Co.	3.200%	8/2/2046	12,400	9,026
Canadian National Railway Co.	3.650%	2/3/2048	2,785	2,158
Canadian National Railway Co.	2.450%	5/1/2050	16,661	10,004
Canadian National Railway Co.	6.125%	11/1/2053	5,000	5,501
Canadian Pacific Railway Co.	1.750%	12/2/2026	3,500	3,408
Canadian Pacific Railway Co.	4.000%	6/1/2028	4,000	3,993
Canadian Pacific Railway Co.	2.875%	11/15/2029	4,000	3,797
Canadian Pacific Railway Co.	2.050%	3/5/2030	12,625	11,517
Canadian Pacific Railway Co.	4.800%	3/30/2030	3,568	3,651
Canadian Pacific Railway Co.	7.125%	10/15/2031	1,431	1,628
Canadian Pacific Railway Co.	2.450%	12/2/2031	18,570	16,539
Canadian Pacific Railway Co.	4.800%	9/15/2035	2,900	2,876
Canadian Pacific Railway Co.	5.950%	5/15/2037	5,205	5,592
Canadian Pacific Railway Co.	3.000%	12/2/2041	12,585	9,424
Canadian Pacific Railway Co.	4.300%	5/15/2043	4,140	3,598
Canadian Pacific Railway Co.	4.800%	8/1/2045	6,100	5,623
Canadian Pacific Railway Co.	4.950%	8/15/2045	5,525	5,179
Canadian Pacific Railway Co.	4.700%	5/1/2048	1,016	909
Canadian Pacific Railway Co.	3.500%	5/1/2050	8,745	6,417
Canadian Pacific Railway Co.	3.100%	12/2/2051	20,830	14,066
Canadian Pacific Railway Co.	4.200%	11/15/2069	7,136	5,487
Canadian Pacific Railway Co.	6.125%	9/15/2115	8,100	8,392
Carrier Global Corp.	2.493%	2/15/2027	6,725	6,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.722%	2/15/2030	27,834	26,085
	Carrier Global Corp.	2.700%	2/15/2031	7,387	6,782
	Carrier Global Corp.	5.900%	3/15/2034	11,683	12,534
	Carrier Global Corp.	3.377%	4/5/2040	21,210	17,122
	Carrier Global Corp.	3.577%	4/5/2050	13,140	9,828
	Carrier Global Corp.	6.200%	3/15/2054	5,138	5,584
	Caterpillar Financial Services Corp.	4.450%	10/16/2026	7,000	7,043
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	9,850	9,928
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	5,300	5,161
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	7,500	7,469
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	7,700	7,782
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	8,420	8,546
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,480	3,517
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	13,750	13,805
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	6,700	6,882
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	5,275	5,403
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	6,430	6,632
	Caterpillar Inc.	2.600%	4/9/2030	19,806	18,602
	Caterpillar Inc.	5.200%	5/15/2035	31,225	32,315
	Caterpillar Inc.	5.300%	9/15/2035	7,100	7,420
	Caterpillar Inc.	6.050%	8/15/2036	9,241	10,248
	Caterpillar Inc.	5.200%	5/27/2041	15,147	15,291
	Caterpillar Inc.	3.803%	8/15/2042	11,854	10,015
	Caterpillar Inc.	3.250%	9/19/2049	16,942	12,240
	Caterpillar Inc.	3.250%	4/9/2050	10,100	7,284
	Caterpillar Inc.	5.500%	5/15/2055	1,250	1,277
	Caterpillar Inc.	4.750%	5/15/2064	2,575	2,306
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	4,175	4,177
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,300	2,315
	CNH Industrial Capital LLC	4.750%	3/21/2028	2,360	2,386
	CNH Industrial Capital LLC	4.550%	4/10/2028	3,835	3,865
	CNH Industrial Capital LLC	5.500%	1/12/2029	4,500	4,657
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,325	15,699
	CNH Industrial Capital LLC	4.500%	10/16/2030	9,700	9,680
[3]	CNH Industrial NV	3.850%	11/15/2027	4,500	4,479
	CSX Corp.	2.600%	11/1/2026	6,400	6,302
	CSX Corp.	3.250%	6/1/2027	12,250	12,101
	CSX Corp.	3.800%	3/1/2028	18,350	18,273
	CSX Corp.	4.250%	3/15/2029	15,539	15,603
	CSX Corp.	2.400%	2/15/2030	11,965	11,143
	CSX Corp.	4.100%	11/15/2032	36,848	36,182
	CSX Corp.	5.050%	6/15/2035	27,187	27,766
	CSX Corp.	6.000%	10/1/2036	900	978
	CSX Corp.	6.150%	5/1/2037	8,600	9,496
	CSX Corp.	6.220%	4/30/2040	7,279	8,044
	CSX Corp.	5.500%	4/15/2041	6,300	6,468
	CSX Corp.	4.750%	5/30/2042	3,290	3,085
	CSX Corp.	4.100%	3/15/2044	8,325	7,058
	CSX Corp.	4.300%	3/1/2048	9,325	7,908
	CSX Corp.	4.500%	3/15/2049	14,091	12,228
	CSX Corp.	3.350%	9/15/2049	1,000	717
	CSX Corp.	3.800%	4/15/2050	5,080	3,936
	CSX Corp.	3.950%	5/1/2050	6,900	5,493
	CSX Corp.	2.500%	5/15/2051	17,500	10,425
	CSX Corp.	4.500%	11/15/2052	19,980	17,250
	CSX Corp.	4.500%	8/1/2054	1,300	1,111
	CSX Corp.	4.250%	11/1/2066	1,625	1,278
	CSX Corp.	4.650%	3/1/2068	3,145	2,659
	Cummins Inc.	4.250%	5/9/2028	3,375	3,401
	Cummins Inc.	4.900%	2/20/2029	8,500	8,740
	Cummins Inc.	1.500%	9/1/2030	8,855	7,839
	Cummins Inc.	4.700%	2/15/2031	11,700	11,912
	Cummins Inc.	5.150%	2/20/2034	5,000	5,174
	Cummins Inc.	5.300%	5/9/2035	19,450	20,074
	Cummins Inc.	4.875%	10/1/2043	7,390	7,131
	Cummins Inc.	2.600%	9/1/2050	4,050	2,503
	Cummins Inc.	5.450%	2/20/2054	14,000	13,933
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	750	771
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	750	771
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/2035	750	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	5.375%	10/16/2029	5,920	6,222
	Deere & Co.	3.100%	4/15/2030	12,838	12,309
	Deere & Co.	5.450%	1/16/2035	10,250	10,789
	Deere & Co.	3.900%	6/9/2042	7,482	6,470
	Deere & Co.	2.875%	9/7/2049	12,300	8,378
	Deere & Co.	3.750%	4/15/2050	15,643	12,386
	Deere & Co.	5.700%	1/19/2055	7,900	8,316
	Delta Air Lines Inc.	4.375%	4/19/2028	3,000	3,003
	Delta Air Lines Inc.	4.950%	7/10/2028	7,769	7,863
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	1,100	1,106
	Delta Air Lines Inc.	3.750%	10/28/2029	3,127	3,038
	Delta Air Lines Inc.	5.250%	7/10/2030	6,118	6,245
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	5,608	5,372
	Dover Corp.	2.950%	11/4/2029	2,600	2,473
	Dover Corp.	5.375%	3/1/2041	2,220	2,230
	Eaton Capital ULC	4.450%	5/9/2030	4,450	4,497
	Eaton Corp.	3.103%	9/15/2027	7,765	7,664
	Eaton Corp.	4.350%	5/18/2028	5,000	5,057
	Eaton Corp.	4.000%	11/2/2032	15,729	15,405
	Eaton Corp.	4.150%	3/15/2033	27,302	26,874
	Embraer Netherlands Finance BV	5.980%	2/11/2035	7,400	7,840
[6]	Embraer Netherlands Finance BV	5.400%	1/9/2038	9,380	9,338
	Emerson Electric Co.	0.875%	10/15/2026	12,820	12,423
	Emerson Electric Co.	1.800%	10/15/2027	9,550	9,166
	Emerson Electric Co.	2.000%	12/21/2028	7,800	7,342
	Emerson Electric Co.	2.200%	12/21/2031	11,000	9,757
	Emerson Electric Co.	5.000%	3/15/2035	2,552	2,615
	Emerson Electric Co.	2.800%	12/21/2051	14,800	9,499
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	15,788	13,663
[8]	FedEx Corp.	3.400%	2/15/2028	5,000	4,907
[8]	FedEx Corp.	3.100%	8/5/2029	16,125	15,426
[8]	FedEx Corp.	4.250%	5/15/2030	13,550	13,494
[8]	FedEx Corp.	2.400%	5/15/2031	6,700	5,981
[8]	FedEx Corp.	4.900%	1/15/2034	1,700	1,679
[8]	FedEx Corp.	3.900%	2/1/2035	4,100	3,726
[8]	FedEx Corp.	3.250%	5/15/2041	6,700	5,006
[8]	FedEx Corp.	5.100%	1/15/2044	3,107	2,825
[8]	FedEx Corp.	4.750%	11/15/2045	13,900	12,068
[8]	FedEx Corp.	4.550%	4/1/2046	16,199	13,640
[8]	FedEx Corp.	4.400%	1/15/2047	9,400	7,693
[8]	FedEx Corp.	4.050%	2/15/2048	4,725	3,607
[8]	FedEx Corp.	4.950%	10/17/2048	9,578	8,307
[8]	FedEx Corp.	5.250%	5/15/2050	14,781	13,548
	Flowserve Corp.	3.500%	10/1/2030	3,920	3,736
	Fortive Corp.	4.300%	6/15/2046	6,250	5,263
	GE Capital Funding LLC	4.550%	5/15/2032	1,099	1,111
	General Dynamics Corp.	4.950%	8/15/2035	4,600	4,685
	General Electric Co.	4.300%	7/29/2030	5,600	5,634
	General Electric Co.	4.900%	1/29/2036	55,470	56,218
[3]	General Electric Co.	6.875%	1/10/2039	5,000	5,926
	General Electric Co.	4.350%	5/1/2050	4,948	4,321
	HEICO Corp.	5.250%	8/1/2028	6,594	6,764
	HEICO Corp.	5.350%	8/1/2033	15,875	16,466
	Hexcel Corp.	5.875%	2/26/2035	962	1,007
	Honeywell International Inc.	2.500%	11/1/2026	14,375	14,144
	Honeywell International Inc.	1.100%	3/1/2027	16,514	15,863
	Honeywell International Inc.	4.650%	7/30/2027	7,025	7,109
	Honeywell International Inc.	4.950%	2/15/2028	29,107	29,737
	Honeywell International Inc.	4.250%	1/15/2029	8,000	8,040
	Honeywell International Inc.	2.700%	8/15/2029	4,901	4,668
	Honeywell International Inc.	4.875%	9/1/2029	8,240	8,476
	Honeywell International Inc.	4.700%	2/1/2030	39,505	40,274
	Honeywell International Inc.	1.950%	6/1/2030	8,303	7,521
	Honeywell International Inc.	1.750%	9/1/2031	26,000	22,518
	Honeywell International Inc.	4.950%	9/1/2031	10,000	10,343
	Honeywell International Inc.	4.750%	2/1/2032	7,640	7,772
	Honeywell International Inc.	5.000%	2/15/2033	19,465	20,009
	Honeywell International Inc.	4.500%	1/15/2034	15,900	15,755
	Honeywell International Inc.	5.000%	3/1/2035	16,015	16,265
	Honeywell International Inc.	5.700%	3/15/2036	4,705	5,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	5.700%	3/15/2037	4,945	5,249
	Honeywell International Inc.	5.375%	3/1/2041	11,990	12,375
	Honeywell International Inc.	3.812%	11/21/2047	2,500	1,965
	Honeywell International Inc.	5.250%	3/1/2054	13,020	12,525
	Honeywell International Inc.	5.350%	3/1/2064	5,980	5,748
	Howmet Aerospace Inc.	3.000%	1/15/2029	13,150	12,690
	Howmet Aerospace Inc.	4.850%	10/15/2031	9,095	9,333
	Howmet Aerospace Inc.	5.950%	2/1/2037	7,000	7,576
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,608	4,535
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5,300	4,982
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,000	2,061
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	7,100	6,998
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	54,505	57,124
	IDEX Corp.	4.950%	9/1/2029	5,690	5,816
	IDEX Corp.	3.000%	5/1/2030	2,995	2,819
	Illinois Tool Works Inc.	2.650%	11/15/2026	14,550	14,358
	Illinois Tool Works Inc.	3.900%	9/1/2042	25,803	22,006
	Ingersoll Rand Inc.	5.197%	6/15/2027	9,325	9,483
	Ingersoll Rand Inc.	5.400%	8/14/2028	1,000	1,034
	Ingersoll Rand Inc.	5.176%	6/15/2029	8,730	9,028
	Ingersoll Rand Inc.	5.314%	6/15/2031	5,820	6,088
	Ingersoll Rand Inc.	5.700%	8/14/2033	11,020	11,704
	Ingersoll Rand Inc.	5.450%	6/15/2034	8,600	8,962
	Ingersoll Rand Inc.	5.700%	6/15/2054	6,985	7,109
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	4,500	4,751
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	1,903	2,012
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	3,440	3,235
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	4,464	3,954
[3]	John Deere Capital Corp.	4.500%	1/8/2027	7,335	7,394
[3]	John Deere Capital Corp.	1.700%	1/11/2027	12,500	12,164
[3]	John Deere Capital Corp.	4.850%	3/5/2027	18,000	18,238
[3]	John Deere Capital Corp.	2.350%	3/8/2027	3,200	3,133
[3]	John Deere Capital Corp.	1.750%	3/9/2027	12,261	11,900
[3]	John Deere Capital Corp.	4.900%	6/11/2027	6,905	7,024
[3]	John Deere Capital Corp.	2.800%	9/8/2027	8,100	7,946
[3]	John Deere Capital Corp.	4.150%	9/15/2027	8,475	8,516
[3]	John Deere Capital Corp.	3.050%	1/6/2028	7,700	7,561
	John Deere Capital Corp.	4.650%	1/7/2028	5,000	5,082
[3]	John Deere Capital Corp.	4.750%	1/20/2028	14,337	14,616
[3]	John Deere Capital Corp.	4.900%	3/3/2028	20,040	20,497
[3]	John Deere Capital Corp.	1.500%	3/6/2028	5,500	5,193
[3]	John Deere Capital Corp.	4.250%	6/5/2028	7,800	7,863
[3]	John Deere Capital Corp.	4.950%	7/14/2028	19,111	19,622
	John Deere Capital Corp.	4.500%	1/16/2029	5,669	5,753
[3]	John Deere Capital Corp.	3.450%	3/7/2029	4,475	4,397
[3]	John Deere Capital Corp.	4.850%	6/11/2029	5,833	5,992
[3]	John Deere Capital Corp.	2.800%	7/18/2029	5,575	5,332
[3]	John Deere Capital Corp.	4.850%	10/11/2029	14,500	14,951
[3]	John Deere Capital Corp.	2.450%	1/9/2030	8,380	7,845
[3]	John Deere Capital Corp.	4.550%	6/5/2030	17,400	17,671
[3]	John Deere Capital Corp.	4.700%	6/10/2030	11,500	11,793
[3]	John Deere Capital Corp.	4.375%	10/15/2030	6,900	6,951
	John Deere Capital Corp.	1.450%	1/15/2031	9,200	8,065
[3]	John Deere Capital Corp.	4.900%	3/7/2031	4,500	4,638
	John Deere Capital Corp.	4.400%	9/8/2031	18,365	18,497
[3]	John Deere Capital Corp.	4.350%	9/15/2032	8,000	8,020
[3]	John Deere Capital Corp.	5.150%	9/8/2033	19,500	20,401
[3]	John Deere Capital Corp.	5.100%	4/11/2034	11,500	11,908
[3]	John Deere Capital Corp.	5.050%	6/12/2034	10,950	11,280
	Johnson Controls International plc	1.750%	9/15/2030	9,575	8,484
	Johnson Controls International plc	2.000%	9/16/2031	4,000	3,485
	Johnson Controls International plc	4.900%	12/1/2032	6,400	6,519
[3]	Johnson Controls International plc	4.625%	7/2/2044	7,850	7,022
	Kennametal Inc.	4.625%	6/15/2028	6,620	6,668
	Keysight Technologies Inc.	4.600%	4/6/2027	10,600	10,653
	Keysight Technologies Inc.	3.000%	10/30/2029	7,947	7,557
	Keysight Technologies Inc.	4.950%	10/15/2034	1,650	1,659
	Kirby Corp.	4.200%	3/1/2028	9,217	9,188
	L3Harris Technologies Inc.	3.850%	12/15/2026	5,500	5,484
	L3Harris Technologies Inc.	5.400%	1/15/2027	13,143	13,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	9,605	9,663
	L3Harris Technologies Inc.	5.050%	6/1/2029	12,700	13,049
	L3Harris Technologies Inc.	2.900%	12/15/2029	5,630	5,344
	L3Harris Technologies Inc.	1.800%	1/15/2031	19,275	16,956
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,200	12,703
	L3Harris Technologies Inc.	5.400%	7/31/2033	16,750	17,449
	L3Harris Technologies Inc.	5.350%	6/1/2034	3,300	3,416
	L3Harris Technologies Inc.	4.854%	4/27/2035	3,350	3,338
	L3Harris Technologies Inc.	5.054%	4/27/2045	5,970	5,749
	L3Harris Technologies Inc.	5.600%	7/31/2053	6,135	6,158
	L3Harris Technologies Inc.	5.500%	8/15/2054	6,900	6,858
	Lennox International Inc.	1.700%	8/1/2027	2,300	2,200
	Lennox International Inc.	5.500%	9/15/2028	5,500	5,685
	LKQ Corp.	5.750%	6/15/2028	11,000	11,366
	LKQ Corp.	6.250%	6/15/2033	8,000	8,537
	Lockheed Martin Corp.	5.100%	11/15/2027	13,483	13,816
	Lockheed Martin Corp.	4.450%	5/15/2028	5,500	5,564
	Lockheed Martin Corp.	4.150%	8/15/2028	5,775	5,808
	Lockheed Martin Corp.	4.500%	2/15/2029	5,000	5,072
	Lockheed Martin Corp.	4.400%	8/15/2030	6,700	6,758
	Lockheed Martin Corp.	4.700%	12/15/2031	35,600	36,417
	Lockheed Martin Corp.	3.900%	6/15/2032	3,230	3,155
	Lockheed Martin Corp.	5.250%	1/15/2033	20,000	21,013
	Lockheed Martin Corp.	4.750%	2/15/2034	19,100	19,285
	Lockheed Martin Corp.	4.800%	8/15/2034	7,000	7,076
	Lockheed Martin Corp.	3.600%	3/1/2035	12,240	11,260
	Lockheed Martin Corp.	5.000%	8/15/2035	5,175	5,257
	Lockheed Martin Corp.	4.500%	5/15/2036	3,525	3,446
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	11,685	13,001
	Lockheed Martin Corp.	4.070%	12/15/2042	19,965	17,226
	Lockheed Martin Corp.	3.800%	3/1/2045	6,690	5,466
	Lockheed Martin Corp.	4.700%	5/15/2046	14,833	13,614
	Lockheed Martin Corp.	4.090%	9/15/2052	13,861	11,198
	Lockheed Martin Corp.	4.150%	6/15/2053	14,791	12,018
	Lockheed Martin Corp.	5.700%	11/15/2054	10,060	10,375
	Lockheed Martin Corp.	5.200%	2/15/2055	9,668	9,292
	Lockheed Martin Corp.	4.300%	6/15/2062	2,025	1,632
	Lockheed Martin Corp.	5.900%	11/15/2063	16,950	17,946
	Lockheed Martin Corp.	5.200%	2/15/2064	1,300	1,226
	MasTec Inc.	5.900%	6/15/2029	5,900	6,172
[3]	Nature Conservancy	3.957%	3/1/2052	4,350	3,462
	Norfolk Southern Corp.	7.800%	5/15/2027	1,945	2,060
	Norfolk Southern Corp.	3.150%	6/1/2027	4,793	4,726
	Norfolk Southern Corp.	3.800%	8/1/2028	8,058	8,021
	Norfolk Southern Corp.	2.550%	11/1/2029	15,855	14,920
	Norfolk Southern Corp.	5.050%	8/1/2030	10,000	10,364
	Norfolk Southern Corp.	2.300%	5/15/2031	5,000	4,522
	Norfolk Southern Corp.	3.000%	3/15/2032	16,187	14,928
	Norfolk Southern Corp.	5.550%	3/15/2034	13,800	14,614
	Norfolk Southern Corp.	5.100%	5/1/2035	2,650	2,705
	Norfolk Southern Corp.	4.837%	10/1/2041	12,098	11,517
	Norfolk Southern Corp.	3.950%	10/1/2042	3,125	2,638
	Norfolk Southern Corp.	4.450%	6/15/2045	5,120	4,498
	Norfolk Southern Corp.	4.650%	1/15/2046	9,150	8,261
	Norfolk Southern Corp.	3.942%	11/1/2047	1,156	934
	Norfolk Southern Corp.	4.150%	2/28/2048	1,400	1,156
	Norfolk Southern Corp.	4.100%	5/15/2049	4,050	3,298
	Norfolk Southern Corp.	3.400%	11/1/2049	2,500	1,802
	Norfolk Southern Corp.	3.050%	5/15/2050	21,525	14,561
	Norfolk Southern Corp.	4.050%	8/15/2052	8,222	6,571
	Norfolk Southern Corp.	3.700%	3/15/2053	1,429	1,067
	Norfolk Southern Corp.	4.550%	6/1/2053	10,133	8,783
	Norfolk Southern Corp.	5.350%	8/1/2054	53,179	52,290
	Norfolk Southern Corp.	3.155%	5/15/2055	17,192	11,374
	Norfolk Southern Corp.	5.950%	3/15/2064	22,400	23,660
	Norfolk Southern Corp.	4.100%	5/15/2121	7,800	5,531
	Northrop Grumman Corp.	3.250%	1/15/2028	22,349	21,976
	Northrop Grumman Corp.	4.600%	2/1/2029	7,000	7,111
	Northrop Grumman Corp.	4.400%	5/1/2030	9,817	9,898
	Northrop Grumman Corp.	4.650%	7/15/2030	13,040	13,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	4.700%	3/15/2033	21,000	21,157
	Northrop Grumman Corp.	4.900%	6/1/2034	5,150	5,222
	Northrop Grumman Corp.	5.150%	5/1/2040	12,330	12,283
	Northrop Grumman Corp.	5.050%	11/15/2040	9,525	9,350
	Northrop Grumman Corp.	4.750%	6/1/2043	9,890	9,167
	Northrop Grumman Corp.	3.850%	4/15/2045	5,275	4,287
	Northrop Grumman Corp.	4.030%	10/15/2047	28,582	23,308
	Northrop Grumman Corp.	5.250%	5/1/2050	3,695	3,556
	Northrop Grumman Corp.	4.950%	3/15/2053	11,755	10,788
	Northrop Grumman Corp.	5.200%	6/1/2054	13,300	12,664
	nVent Finance Sarl	4.550%	4/15/2028	3,850	3,865
	nVent Finance Sarl	5.650%	5/15/2033	5,500	5,741
	Oshkosh Corp.	4.600%	5/15/2028	7,375	7,415
	Oshkosh Corp.	3.100%	3/1/2030	600	570
	Otis Worldwide Corp.	2.293%	4/5/2027	20,778	20,270
	Otis Worldwide Corp.	5.250%	8/16/2028	8,000	8,247
	Otis Worldwide Corp.	2.565%	2/15/2030	31,877	29,686
	Otis Worldwide Corp.	5.125%	11/19/2031	16,950	17,576
	Otis Worldwide Corp.	5.131%	9/4/2035	2,624	2,655
	Otis Worldwide Corp.	3.112%	2/15/2040	5,000	3,899
	Otis Worldwide Corp.	3.362%	2/15/2050	19,255	13,766
[3]	PACCAR Financial Corp.	4.500%	11/25/2026	9,350	9,422
	PACCAR Financial Corp.	5.000%	5/13/2027	4,375	4,452
	PACCAR Financial Corp.	4.250%	6/23/2027	4,650	4,682
	PACCAR Financial Corp.	4.450%	8/6/2027	9,850	9,964
	PACCAR Financial Corp.	4.550%	3/3/2028	5,800	5,888
	PACCAR Financial Corp.	4.000%	8/8/2028	8,133	8,158
[3]	PACCAR Financial Corp.	4.950%	8/10/2028	2,069	2,128
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	4,838	4,931
	PACCAR Financial Corp.	4.000%	9/26/2029	9,500	9,495
	PACCAR Financial Corp.	4.550%	5/8/2030	5,755	5,857
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	5,000	5,147
	Parker-Hannifin Corp.	3.250%	3/1/2027	15,060	14,904
	Parker-Hannifin Corp.	4.250%	9/15/2027	22,261	22,371
	Parker-Hannifin Corp.	3.250%	6/14/2029	11,875	11,527
	Parker-Hannifin Corp.	4.500%	9/15/2029	10,000	10,133
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,600	4,459
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	9,050	10,038
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	4,870	4,323
	Parker-Hannifin Corp.	4.100%	3/1/2047	5,825	4,863
	Parker-Hannifin Corp.	4.000%	6/14/2049	21,907	17,826
	Precision Castparts Corp.	3.900%	1/15/2043	6,650	5,591
	Precision Castparts Corp.	4.375%	6/15/2045	5,962	5,228
	Regal Rexnord Corp.	6.050%	4/15/2028	13,000	13,446
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	11,450	12,139
	Regal Rexnord Corp.	6.400%	4/15/2033	13,015	13,968
	Republic Services Inc.	4.875%	4/1/2029	2,000	2,050
	Republic Services Inc.	5.000%	11/15/2029	7,495	7,738
	Republic Services Inc.	2.300%	3/1/2030	9,075	8,394
	Republic Services Inc.	4.750%	7/15/2030	1,311	1,343
	Republic Services Inc.	1.450%	2/15/2031	18,500	16,026
	Republic Services Inc.	1.750%	2/15/2032	14,325	12,314
	Republic Services Inc.	5.000%	4/1/2034	13,300	13,643
	Republic Services Inc.	5.150%	3/15/2035	19,015	19,641
	Republic Services Inc.	6.200%	3/1/2040	3,790	4,187
	Republic Services Inc.	5.700%	5/15/2041	4,500	4,715
	Republic Services Inc.	3.050%	3/1/2050	3,917	2,719
	Rockwell Automation Inc.	3.500%	3/1/2029	3,088	3,029
	Rockwell Automation Inc.	1.750%	8/15/2031	1,350	1,176
	Rockwell Automation Inc.	4.200%	3/1/2049	8,150	6,859
	Rockwell Automation Inc.	2.800%	8/15/2061	1,900	1,130
	RTX Corp.	5.750%	11/8/2026	11,500	11,688
	RTX Corp.	3.500%	3/15/2027	25,665	25,463
	RTX Corp.	3.125%	5/4/2027	15,919	15,690
	RTX Corp.	7.200%	8/15/2027	1,010	1,068
	RTX Corp.	4.125%	11/16/2028	47,193	47,087
	RTX Corp.	5.750%	1/15/2029	2,690	2,820
	RTX Corp.	2.250%	7/1/2030	33,885	31,021
	RTX Corp.	6.000%	3/15/2031	5,000	5,403
	RTX Corp.	1.900%	9/1/2031	10,600	9,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	2.375%	3/15/2032	5,680	5,021
	RTX Corp.	5.150%	2/27/2033	23,250	24,086
	RTX Corp.	6.100%	3/15/2034	18,864	20,646
	RTX Corp.	5.400%	5/1/2035	3,225	3,381
	RTX Corp.	6.050%	6/1/2036	7,390	8,084
	RTX Corp.	6.125%	7/15/2038	4,375	4,790
	RTX Corp.	4.450%	11/16/2038	16,346	15,374
	RTX Corp.	4.700%	12/15/2041	7,075	6,616
	RTX Corp.	4.500%	6/1/2042	24,798	22,419
	RTX Corp.	4.800%	12/15/2043	2,325	2,158
	RTX Corp.	4.150%	5/15/2045	8,650	7,292
	RTX Corp.	3.750%	11/1/2046	14,194	11,114
	RTX Corp.	4.350%	4/15/2047	10,625	9,089
	RTX Corp.	4.050%	5/4/2047	13,950	11,374
	RTX Corp.	4.625%	11/16/2048	10,350	9,157
	RTX Corp.	3.125%	7/1/2050	11,400	7,763
	RTX Corp.	2.820%	9/1/2051	15,695	9,942
	RTX Corp.	3.030%	3/15/2052	18,600	12,267
	RTX Corp.	5.375%	2/27/2053	22,375	21,840
	RTX Corp.	6.400%	3/15/2054	21,483	24,028
[3]	Ryder System Inc.	2.900%	12/1/2026	11,185	11,015
[3]	Ryder System Inc.	2.850%	3/1/2027	1,230	1,208
[3]	Ryder System Inc.	5.300%	3/15/2027	7,500	7,616
[3]	Ryder System Inc.	5.650%	3/1/2028	5,300	5,488
[3]	Ryder System Inc.	5.250%	6/1/2028	8,160	8,379
	Ryder System Inc.	6.300%	12/1/2028	3,000	3,188
[3]	Ryder System Inc.	5.375%	3/15/2029	13,975	14,478
[3]	Ryder System Inc.	5.500%	6/1/2029	3,430	3,579
[3]	Ryder System Inc.	4.950%	9/1/2029	2,000	2,047
[3]	Ryder System Inc.	4.900%	12/1/2029	9,735	9,953
	Ryder System Inc.	5.000%	3/15/2030	2,118	2,171
[3]	Ryder System Inc.	4.850%	6/15/2030	3,200	3,265
	Ryder System Inc.	6.600%	12/1/2033	18,000	20,164
	Southwest Airlines Co.	5.125%	6/15/2027	21,646	21,913
	Southwest Airlines Co.	2.625%	2/10/2030	6,000	5,534
	Teledyne Technologies Inc.	2.250%	4/1/2028	9,000	8,596
	Teledyne Technologies Inc.	2.750%	4/1/2031	15,500	14,223
	Textron Inc.	3.650%	3/15/2027	18,682	18,511
	Textron Inc.	3.375%	3/1/2028	5,500	5,388
	Textron Inc.	2.450%	3/15/2031	3,145	2,832
	Textron Inc.	6.100%	11/15/2033	6,900	7,464
	Textron Inc.	5.500%	5/15/2035	5,685	5,875
	Timken Co.	4.500%	12/15/2028	7,320	7,354
	Timken Co.	4.125%	4/1/2032	3,628	3,475
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	12,915	12,777
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,000	6,245
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	9,280	9,217
	Trimble Inc.	4.900%	6/15/2028	4,000	4,073
	Triton Container International Ltd.	3.250%	3/15/2032	6,300	5,627
	Tyco Electronics Group SA	3.125%	8/15/2027	2,950	2,906
	Tyco Electronics Group SA	2.500%	2/4/2032	6,000	5,369
	Tyco Electronics Group SA	7.125%	10/1/2037	7,145	8,452
	Union Pacific Corp.	3.000%	4/15/2027	19,123	18,858
	Union Pacific Corp.	3.950%	9/10/2028	5,000	5,008
	Union Pacific Corp.	3.700%	3/1/2029	5,000	4,945
	Union Pacific Corp.	2.800%	2/14/2032	2,427	2,222
	Union Pacific Corp.	5.100%	2/20/2035	11,124	11,441
	Union Pacific Corp.	2.891%	4/6/2036	7,432	6,257
	Union Pacific Corp.	3.600%	9/15/2037	4,044	3,586
	Union Pacific Corp.	3.200%	5/20/2041	15,312	11,997
	Union Pacific Corp.	3.250%	2/5/2050	27,413	19,312
	Union Pacific Corp.	2.950%	3/10/2052	16,340	10,641
	Union Pacific Corp.	3.500%	2/14/2053	8,500	6,141
	Union Pacific Corp.	3.839%	3/20/2060	16,132	11,949
	Union Pacific Corp.	3.550%	5/20/2061	7,500	5,175
	Union Pacific Corp.	2.973%	9/16/2062	17,396	10,416
	Union Pacific Corp.	4.100%	9/15/2067	5,726	4,358
	Union Pacific Corp.	3.750%	2/5/2070	5,500	3,834
	Union Pacific Corp.	3.799%	4/6/2071	21,154	14,922
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	12,072	12,409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	14,928	15,438
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	5,310	5,417
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,358	2,310
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	13,652	13,189
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	2,756	2,625
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,903	1,857
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	3,633	3,331
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	11,586	11,918
	United Parcel Service Inc.	2.400%	11/15/2026	14,492	14,250
	United Parcel Service Inc.	3.400%	3/15/2029	27,550	27,054
	United Parcel Service Inc.	4.650%	10/15/2030	3,000	3,066
	United Parcel Service Inc.	4.875%	3/3/2033	30,000	30,861
	United Parcel Service Inc.	5.150%	5/22/2034	8,000	8,309
	United Parcel Service Inc.	5.250%	5/14/2035	13,575	14,043
	United Parcel Service Inc.	6.200%	1/15/2038	5,975	6,589
	United Parcel Service Inc.	5.200%	4/1/2040	13,700	13,732
	United Parcel Service Inc.	3.400%	9/1/2049	7,485	5,360
	United Parcel Service Inc.	5.300%	4/1/2050	2,600	2,518
	United Parcel Service Inc.	5.050%	3/3/2053	28,250	26,114
	United Parcel Service Inc.	5.950%	5/14/2055	25,172	26,303
	United Parcel Service Inc.	5.600%	5/22/2064	9,340	9,200
	United Parcel Service Inc.	6.050%	5/14/2065	5,195	5,435
	Valmont Industries Inc.	5.000%	10/1/2044	5,944	5,573
	Valmont Industries Inc.	5.250%	10/1/2054	3,275	3,065
	Veralto Corp.	5.350%	9/18/2028	8,000	8,256
	Veralto Corp.	5.450%	9/18/2033	8,000	8,361
	Vontier Corp.	2.400%	4/1/2028	5,000	4,761
	Vontier Corp.	2.950%	4/1/2031	6,000	5,481
	Waste Connections Inc.	4.250%	12/1/2028	2,243	2,257
	Waste Connections Inc.	3.500%	5/1/2029	16,870	16,571
	Waste Connections Inc.	2.600%	2/1/2030	7,400	6,944
	Waste Connections Inc.	2.200%	1/15/2032	12,900	11,343
	Waste Connections Inc.	3.200%	6/1/2032	5,000	4,635
	Waste Connections Inc.	4.200%	1/15/2033	9,086	8,913
	Waste Connections Inc.	5.000%	3/1/2034	4,400	4,491
	Waste Connections Inc.	5.250%	9/1/2035	4,975	5,127
	Waste Connections Inc.	3.050%	4/1/2050	6,075	4,111
	Waste Connections Inc.	2.950%	1/15/2052	7,900	5,171
	Waste Management Inc.	4.950%	7/3/2027	5,500	5,597
	Waste Management Inc.	4.500%	3/15/2028	10,900	11,033
	Waste Management Inc.	4.875%	2/15/2029	13,096	13,451
	Waste Management Inc.	4.650%	3/15/2030	16,750	17,082
	Waste Management Inc.	1.500%	3/15/2031	17,595	15,249
	Waste Management Inc.	4.950%	7/3/2031	4,400	4,551
	Waste Management Inc.	4.800%	3/15/2032	12,200	12,456
	Waste Management Inc.	4.150%	4/15/2032	9,400	9,296
	Waste Management Inc.	4.625%	2/15/2033	15,000	15,164
	Waste Management Inc.	4.875%	2/15/2034	14,382	14,703
	Waste Management Inc.	4.950%	3/15/2035	17,525	17,799
	Waste Management Inc.	2.950%	6/1/2041	6,300	4,776
	Waste Management Inc.	2.500%	11/15/2050	8,095	4,917
	Waste Management Inc.	5.350%	10/15/2054	8,750	8,620
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	11,269	11,175
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	16,175	16,404
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,325	2,376
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	13,600	14,068
	WW Grainger Inc.	4.600%	6/15/2045	17,800	16,193
	WW Grainger Inc.	3.750%	5/15/2046	3,707	2,950
	WW Grainger Inc.	4.200%	5/15/2047	3,075	2,591
	Xylem Inc.	3.250%	11/1/2026	17,950	17,767
	Xylem Inc.	1.950%	1/30/2028	8,000	7,631
	Xylem Inc.	2.250%	1/30/2031	4,275	3,841
	Xylem Inc.	4.375%	11/1/2046	4,480	3,801
					5,926,911
Materials (0.7%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	5,000	4,842
	Air Products and Chemicals Inc.	4.600%	2/8/2029	6,500	6,618
	Air Products and Chemicals Inc.	2.050%	5/15/2030	11,150	10,182
	Air Products and Chemicals Inc.	4.750%	2/8/2031	7,900	8,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Products and Chemicals Inc.	4.850%	2/8/2034	10,000	10,156
	Air Products and Chemicals Inc.	2.700%	5/15/2040	10,542	7,869
	Air Products and Chemicals Inc.	2.800%	5/15/2050	14,550	9,467
	Albemarle Corp.	4.650%	6/1/2027	5,130	5,138
	Albemarle Corp.	5.050%	6/1/2032	5,730	5,660
	Albemarle Corp.	5.450%	12/1/2044	3,240	2,923
	Albemarle Corp.	5.650%	6/1/2052	5,455	4,828
	Amcor Finance USA Inc.	4.500%	5/15/2028	4,450	4,470
	Amcor Finance USA Inc.	5.625%	5/26/2033	8,000	8,346
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	4,367	4,418
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	5,832	5,968
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	10,335	9,535
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	2,800	2,544
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	10,082	10,388
	Amcor Group Finance plc	5.450%	5/23/2029	5,965	6,164
[8]	Amrize Finance US LLC	4.600%	4/7/2027	1,828	1,839
[8]	Amrize Finance US LLC	4.700%	4/7/2028	1,828	1,850
[8]	Amrize Finance US LLC	4.950%	4/7/2030	2,579	2,636
[8]	Amrize Finance US LLC	5.400%	4/7/2035	24,958	25,690
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	8,750	8,488
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	7,481	7,140
	ArcelorMittal SA	6.550%	11/29/2027	12,370	12,915
	ArcelorMittal SA	6.800%	11/29/2032	10,130	11,284
	ArcelorMittal SA	6.000%	6/17/2034	6,770	7,233
	ArcelorMittal SA	7.000%	10/15/2039	7,811	8,773
	ArcelorMittal SA	6.750%	3/1/2041	5,695	6,197
	ArcelorMittal SA	6.350%	6/17/2054	5,700	5,956
	Barrick Mining Corp.	6.450%	10/15/2035	1,050	1,171
	Barrick North America Finance LLC	5.700%	5/30/2041	19,250	19,801
	Barrick North America Finance LLC	5.750%	5/1/2043	3,600	3,723
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	10,964	11,642
	Berry Global Inc.	1.650%	1/15/2027	8,000	7,749
	Berry Global Inc.	5.500%	4/15/2028	16,160	16,622
	Berry Global Inc.	5.800%	6/15/2031	29,158	30,863
	Berry Global Inc.	5.650%	1/15/2034	18,414	19,171
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	12,500	12,699
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	5,000	5,143
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5,942	6,129
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	9,925	10,352
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	5,500	5,621
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	17,200	17,915
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,710	6,988
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	42,450	43,071
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	10,090	8,876
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	29,140	28,096
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	8,775	8,923
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	4,050	4,211
	Cabot Corp.	4.000%	7/1/2029	2,800	2,764
	Cabot Corp.	5.000%	6/30/2032	3,500	3,545
	Carlisle Cos. Inc.	3.750%	12/1/2027	3,050	3,026
	Carlisle Cos. Inc.	2.750%	3/1/2030	10,955	10,254
	Carlisle Cos. Inc.	2.200%	3/1/2032	6,100	5,276
	Carlisle Cos. Inc.	5.250%	9/15/2035	1,543	1,563
	Carlisle Cos. Inc.	5.550%	9/15/2040	4,150	4,203
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,866	5,799
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	4,300	3,959
	CF Industries Inc.	5.150%	3/15/2034	8,500	8,566
	CF Industries Inc.	4.950%	6/1/2043	8,000	7,365
	CF Industries Inc.	5.375%	3/15/2044	8,000	7,700
	CRH America Finance Inc.	5.400%	5/21/2034	11,160	11,575
	CRH America Finance Inc.	5.500%	1/9/2035	16,000	16,693
	CRH America Finance Inc.	5.875%	1/9/2055	4,000	4,207
	CRH SMW Finance DAC	5.200%	5/21/2029	10,160	10,472
	CRH SMW Finance DAC	5.125%	1/9/2030	11,900	12,251
	Dow Chemical Co.	4.800%	11/30/2028	9,220	9,319
	Dow Chemical Co.	7.375%	11/1/2029	2,514	2,790
	Dow Chemical Co.	2.100%	11/15/2030	6,623	5,867
	Dow Chemical Co.	6.300%	3/15/2033	5,000	5,374
	Dow Chemical Co.	5.150%	2/15/2034	6,245	6,261
	Dow Chemical Co.	4.250%	10/1/2034	7,135	6,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	5.350%	3/15/2035	5,000	4,975
	Dow Chemical Co.	9.400%	5/15/2039	5,766	7,528
	Dow Chemical Co.	5.250%	11/15/2041	6,060	5,587
	Dow Chemical Co.	4.375%	11/15/2042	17,789	14,507
	Dow Chemical Co.	5.550%	11/30/2048	9,975	9,085
	Dow Chemical Co.	3.600%	11/15/2050	12,100	8,194
	Dow Chemical Co.	5.600%	2/15/2054	8,825	8,002
	DuPont de Nemours Inc.	4.725%	11/15/2028	25,025	25,229
	DuPont de Nemours Inc.	5.319%	11/15/2038	11,221	11,554
	DuPont de Nemours Inc.	5.419%	11/15/2048	22,540	22,294
	Eagle Materials Inc.	2.500%	7/1/2031	5,000	4,516
	Eastman Chemical Co.	4.500%	12/1/2028	5,389	5,410
	Eastman Chemical Co.	5.000%	8/1/2029	7,383	7,518
	Eastman Chemical Co.	5.750%	3/8/2033	26,182	27,522
	Eastman Chemical Co.	5.625%	2/20/2034	67,224	69,223
	Eastman Chemical Co.	4.800%	9/1/2042	5,150	4,562
	Eastman Chemical Co.	4.650%	10/15/2044	9,426	8,050
	Ecolab Inc.	2.700%	11/1/2026	11,972	11,815
	Ecolab Inc.	2.125%	2/1/2032	4,730	4,141
	Ecolab Inc.	5.000%	9/1/2035	3,000	3,059
	Ecolab Inc.	2.700%	12/15/2051	9,850	6,216
	EIDP Inc.	2.300%	7/15/2030	5,000	4,604
	EIDP Inc.	5.125%	5/15/2032	2,225	2,286
	EIDP Inc.	4.800%	5/15/2033	8,300	8,352
	FMC Corp.	3.200%	10/1/2026	7,590	7,501
	FMC Corp.	3.450%	10/1/2029	11,277	10,654
	FMC Corp.	5.650%	5/18/2033	6,300	6,296
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,800	4,802
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,300	7,257
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,300	5,291
	Freeport-McMoRan Inc.	5.250%	9/1/2029	1,900	1,925
	Freeport-McMoRan Inc.	4.250%	3/1/2030	4,400	4,354
	Freeport-McMoRan Inc.	4.625%	8/1/2030	7,500	7,431
	Freeport-McMoRan Inc.	5.400%	11/14/2034	15,500	15,893
	Freeport-McMoRan Inc.	5.450%	3/15/2043	19,740	18,980
	Georgia-Pacific LLC	7.750%	11/15/2029	1,750	1,986
	Georgia-Pacific LLC	8.875%	5/15/2031	4,460	5,438
	Gerdau Trade Inc.	5.750%	6/9/2035	8,600	8,904
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,050	4,062
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	6,516	5,731
	International Paper Co.	5.000%	9/15/2035	4,094	4,100
	International Paper Co.	7.300%	11/15/2039	5,000	5,811
	International Paper Co.	6.000%	11/15/2041	11,332	11,801
	International Paper Co.	4.800%	6/15/2044	12,043	10,736
	International Paper Co.	4.400%	8/15/2047	2,800	2,337
	International Paper Co.	4.350%	8/15/2048	8,300	6,795
	Kinross Gold Corp.	6.250%	7/15/2033	5,000	5,455
	Linde Inc.	1.100%	8/10/2030	5,000	4,354
	Linde Inc.	3.550%	11/7/2042	3,800	3,071
	Linde Inc.	2.000%	8/10/2050	10,500	5,723
	LYB International Finance BV	5.250%	7/15/2043	9,574	8,580
	LYB International Finance BV	4.875%	3/15/2044	9,500	8,128
	LYB International Finance III LLC	2.250%	10/1/2030	5,100	4,554
	LYB International Finance III LLC	5.625%	5/15/2033	2,447	2,517
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	10,037
	LYB International Finance III LLC	6.150%	5/15/2035	14,700	15,321
	LYB International Finance III LLC	3.375%	10/1/2040	6,400	4,728
	LYB International Finance III LLC	4.200%	10/15/2049	8,960	6,636
	LYB International Finance III LLC	4.200%	5/1/2050	11,060	8,187
	Martin Marietta Materials Inc.	3.450%	6/1/2027	3,225	3,192
	Martin Marietta Materials Inc.	3.500%	12/15/2027	3,707	3,664
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	4,200	3,903
	Martin Marietta Materials Inc.	2.400%	7/15/2031	16,000	14,335
	Martin Marietta Materials Inc.	5.150%	12/1/2034	2,700	2,754
	Martin Marietta Materials Inc.	4.250%	12/15/2047	7,950	6,665
	Martin Marietta Materials Inc.	3.200%	7/15/2051	10,270	7,064
	Martin Marietta Materials Inc.	5.500%	12/1/2054	10,425	10,347
	Mosaic Co.	4.050%	11/15/2027	3,260	3,252
	Mosaic Co.	5.375%	11/15/2028	4,400	4,536
	Mosaic Co.	5.450%	11/15/2033	5,305	5,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.875%	11/15/2041	4,945	4,505
	Mosaic Co.	5.625%	11/15/2043	6,400	6,325
	NewMarket Corp.	2.700%	3/18/2031	5,000	4,540
	Newmont Corp.	3.250%	5/13/2030	1,025	983
	Newmont Corp.	2.600%	7/15/2032	13,600	12,294
	Newmont Corp.	5.350%	3/15/2034	70,360	73,401
[3]	Newmont Corp.	5.875%	4/1/2035	1,080	1,169
	Newmont Corp.	5.450%	6/9/2044	5,894	5,926
	Newmont Corp.	4.200%	5/13/2050	3,600	3,021
	Nucor Corp.	4.300%	5/23/2027	2,680	2,692
	Nucor Corp.	3.950%	5/1/2028	2,700	2,694
	Nucor Corp.	2.700%	6/1/2030	7,200	6,730
	Nucor Corp.	4.650%	6/1/2030	2,989	3,036
	Nucor Corp.	3.125%	4/1/2032	6,000	5,543
	Nucor Corp.	5.100%	6/1/2035	16,640	16,917
	Nucor Corp.	6.400%	12/1/2037	2,800	3,122
	Nucor Corp.	3.850%	4/1/2052	5,000	3,884
	Nucor Corp.	2.979%	12/15/2055	21,337	13,503
	Nutrien Ltd.	4.000%	12/15/2026	4,800	4,790
	Nutrien Ltd.	5.200%	6/21/2027	4,000	4,067
	Nutrien Ltd.	4.900%	3/27/2028	17,100	17,393
	Nutrien Ltd.	4.200%	4/1/2029	10,000	9,981
	Nutrien Ltd.	2.950%	5/13/2030	13,542	12,760
	Nutrien Ltd.	5.250%	3/12/2032	51,247	52,876
	Nutrien Ltd.	5.400%	6/21/2034	24,445	25,169
	Nutrien Ltd.	4.125%	3/15/2035	5,525	5,120
	Nutrien Ltd.	5.625%	12/1/2040	4,875	4,914
	Nutrien Ltd.	4.900%	6/1/2043	9,310	8,572
	Nutrien Ltd.	5.250%	1/15/2045	14,308	13,599
	Nutrien Ltd.	5.000%	4/1/2049	13,246	12,080
	Nutrien Ltd.	3.950%	5/13/2050	11,000	8,529
	Nutrien Ltd.	5.800%	3/27/2053	13,141	13,357
	Packaging Corp. of America	3.400%	12/15/2027	3,700	3,648
	Packaging Corp. of America	3.000%	12/15/2029	12,703	12,134
	Packaging Corp. of America	5.700%	12/1/2033	3,500	3,706
	Packaging Corp. of America	5.200%	8/15/2035	2,071	2,111
	Packaging Corp. of America	4.050%	12/15/2049	2,900	2,306
	Packaging Corp. of America	3.050%	10/1/2051	7,400	4,837
	PPG Industries Inc.	3.750%	3/15/2028	8,000	7,938
	PPG Industries Inc.	2.550%	6/15/2030	5,000	4,631
	Reliance Inc.	2.150%	8/15/2030	10,511	9,437
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	8,729	9,585
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,485	5,490
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	18,225	11,431
	Rio Tinto Finance USA plc	4.375%	3/12/2027	1,171	1,179
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,617	4,667
	Rio Tinto Finance USA plc	4.875%	3/14/2030	8,287	8,490
	Rio Tinto Finance USA plc	5.000%	3/14/2032	1,038	1,066
	Rio Tinto Finance USA plc	5.000%	3/9/2033	14,805	15,205
	Rio Tinto Finance USA plc	5.250%	3/14/2035	14,683	15,134
	Rio Tinto Finance USA plc	4.750%	3/22/2042	6,740	6,308
	Rio Tinto Finance USA plc	4.125%	8/21/2042	8,500	7,375
	Rio Tinto Finance USA plc	5.125%	3/9/2053	22,535	21,331
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,233	3,369
	RPM International Inc.	3.750%	3/15/2027	5,890	5,849
	RPM International Inc.	4.550%	3/1/2029	2,575	2,593
	RPM International Inc.	2.950%	1/15/2032	3,300	2,979
	RPM International Inc.	5.250%	6/1/2045	3,891	3,739
	RPM International Inc.	4.250%	1/15/2048	3,405	2,849
	Sherwin-Williams Co.	3.450%	6/1/2027	26,435	26,192
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	4,500	4,546
	Sherwin-Williams Co.	4.800%	9/1/2031	2,000	2,043
	Sherwin-Williams Co.	2.200%	3/15/2032	5,350	4,665
	Sherwin-Williams Co.	5.150%	8/15/2035	30,000	30,523
	Sherwin-Williams Co.	4.000%	12/15/2042	1,000	832
	Sherwin-Williams Co.	4.500%	6/1/2047	22,567	19,510
	Sherwin-Williams Co.	3.800%	8/15/2049	5,138	3,939
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	8,577	8,841
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	11,430	11,838
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	50,727	51,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	14,250	14,705
	Sonoco Products Co.	2.250%	2/1/2027	8,500	8,279
	Sonoco Products Co.	4.600%	9/1/2029	23,750	23,884
	Sonoco Products Co.	3.125%	5/1/2030	6,675	6,306
	Sonoco Products Co.	5.000%	9/1/2034	8,050	7,965
	Sonoco Products Co.	5.750%	11/1/2040	3,021	3,090
	Southern Copper Corp.	7.500%	7/27/2035	9,725	11,488
	Southern Copper Corp.	6.750%	4/16/2040	17,550	19,904
	Southern Copper Corp.	5.250%	11/8/2042	27,045	26,156
	Southern Copper Corp.	5.875%	4/23/2045	7,512	7,769
	Steel Dynamics Inc.	5.000%	12/15/2026	2,882	2,885
	Steel Dynamics Inc.	1.650%	10/15/2027	3,200	3,045
	Steel Dynamics Inc.	3.450%	4/15/2030	16,595	15,981
	Steel Dynamics Inc.	3.250%	1/15/2031	4,115	3,886
	Steel Dynamics Inc.	5.375%	8/15/2034	3,440	3,552
	Steel Dynamics Inc.	5.250%	5/15/2035	10,850	11,087
	Steel Dynamics Inc.	3.250%	10/15/2050	4,513	3,109
	Steel Dynamics Inc.	5.750%	5/15/2055	14,334	14,567
	Suzano Austria GmbH	2.500%	9/15/2028	500	473
	Suzano Austria GmbH	6.000%	1/15/2029	22,350	23,151
	Suzano Austria GmbH	5.000%	1/15/2030	7,450	7,500
	Suzano Austria GmbH	3.750%	1/15/2031	13,400	12,679
[3]	Suzano Austria GmbH	3.125%	1/15/2032	15,950	14,283
	Suzano Netherlands BV	5.500%	1/15/2036	12,893	12,909
	Vale Overseas Ltd.	3.750%	7/8/2030	26,100	25,109
	Vale Overseas Ltd.	6.125%	6/12/2033	15,550	16,589
	Vale Overseas Ltd.	6.875%	11/21/2036	14,269	16,052
	Vale Overseas Ltd.	6.875%	11/10/2039	9,915	11,133
	Vale Overseas Ltd.	6.400%	6/28/2054	13,529	13,911
	Vale SA	5.625%	9/11/2042	9,097	9,267
	Vulcan Materials Co.	3.900%	4/1/2027	2,689	2,682
	Vulcan Materials Co.	4.950%	12/1/2029	3,605	3,693
	Vulcan Materials Co.	3.500%	6/1/2030	5,454	5,269
	Vulcan Materials Co.	5.350%	12/1/2034	6,750	6,966
	Vulcan Materials Co.	4.500%	6/15/2047	6,237	5,438
	Vulcan Materials Co.	4.700%	3/1/2048	5,100	4,535
	Vulcan Materials Co.	5.700%	12/1/2054	12,390	12,658
	Westlake Corp.	3.375%	6/15/2030	3,000	2,859
	Westlake Corp.	2.875%	8/15/2041	3,600	2,478
	Westlake Corp.	5.000%	8/15/2046	13,510	11,911
	Westlake Corp.	4.375%	11/15/2047	975	771
	Westlake Corp.	3.125%	8/15/2051	6,300	3,914
	Westlake Corp.	3.375%	8/15/2061	4,700	2,842
	WestRock MWV LLC	8.200%	1/15/2030	4,304	4,929
	WestRock MWV LLC	7.950%	2/15/2031	3,000	3,466
	WRKCo Inc.	3.375%	9/15/2027	9,950	9,809
	WRKCo Inc.	4.000%	3/15/2028	5,375	5,344
	WRKCo Inc.	3.900%	6/1/2028	2,300	2,282
	WRKCo Inc.	4.900%	3/15/2029	17,990	18,344
	WRKCo Inc.	4.200%	6/1/2032	4,550	4,419
	WRKCo Inc.	3.000%	6/15/2033	6,000	5,330
	Yamana Gold Inc.	2.630%	8/15/2031	4,611	4,109
					2,429,026
Real Estate (0.9%)
	Agree LP	2.000%	6/15/2028	7,475	7,057
	Agree LP	4.800%	10/1/2032	2,700	2,714
	Agree LP	2.600%	6/15/2033	3,650	3,119
	Agree LP	5.625%	6/15/2034	4,731	4,919
	Agree LP	5.600%	6/15/2035	4,350	4,533
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	4,030	4,005
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	2,375	2,383
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,046	981
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	6,725	6,786
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	6,213	6,326
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	13,500	12,635
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	5,900	4,991
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	24,555	20,150
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	3,400	3,324
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	7,800	7,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	17,887	15,546
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	8,311	6,364
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	7,000	4,391
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	21,000	14,620
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	3,615	3,265
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,755	6,523
	American Assets Trust LP	3.375%	2/1/2031	4,996	4,537
	American Assets Trust LP	6.150%	10/1/2034	6,000	6,110
	American Homes 4 Rent LP	4.250%	2/15/2028	2,015	2,011
	American Homes 4 Rent LP	4.900%	2/15/2029	6,193	6,300
	American Homes 4 Rent LP	4.950%	6/15/2030	5,000	5,089
	American Homes 4 Rent LP	3.625%	4/15/2032	12,219	11,446
	American Homes 4 Rent LP	5.500%	2/1/2034	6,260	6,468
	American Homes 4 Rent LP	5.500%	7/15/2034	5,797	5,968
	American Homes 4 Rent LP	5.250%	3/15/2035	13,500	13,651
	American Homes 4 Rent LP	3.375%	7/15/2051	3,000	2,038
	American Tower Corp.	3.375%	10/15/2026	18,670	18,533
	American Tower Corp.	3.125%	1/15/2027	20,295	20,023
	American Tower Corp.	3.650%	3/15/2027	5,040	5,003
	American Tower Corp.	3.550%	7/15/2027	7,860	7,785
	American Tower Corp.	3.600%	1/15/2028	2,219	2,192
	American Tower Corp.	1.500%	1/31/2028	8,680	8,177
	American Tower Corp.	5.250%	7/15/2028	1,440	1,481
	American Tower Corp.	5.800%	11/15/2028	8,416	8,787
	American Tower Corp.	5.200%	2/15/2029	10,000	10,285
	American Tower Corp.	3.950%	3/15/2029	9,230	9,131
	American Tower Corp.	3.800%	8/15/2029	13,110	12,856
	American Tower Corp.	2.900%	1/15/2030	8,090	7,625
	American Tower Corp.	4.900%	3/15/2030	6,856	6,991
	American Tower Corp.	2.100%	6/15/2030	7,000	6,309
	American Tower Corp.	1.875%	10/15/2030	16,200	14,324
	American Tower Corp.	2.300%	9/15/2031	7,000	6,180
	American Tower Corp.	4.050%	3/15/2032	6,000	5,810
	American Tower Corp.	5.650%	3/15/2033	4,250	4,477
	American Tower Corp.	5.550%	7/15/2033	20,340	21,290
	American Tower Corp.	5.900%	11/15/2033	4,000	4,286
	American Tower Corp.	5.450%	2/15/2034	2,416	2,511
	American Tower Corp.	5.400%	1/31/2035	24,005	24,792
	American Tower Corp.	5.350%	3/15/2035	5,600	5,752
	American Tower Corp.	3.700%	10/15/2049	4,882	3,656
	American Tower Corp.	3.100%	6/15/2050	15,821	10,600
	American Tower Corp.	2.950%	1/15/2051	9,892	6,400
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,720	3,768
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,330	5,248
[3]	AvalonBay Communities Inc.	2.900%	10/15/2026	4,750	4,698
[3]	AvalonBay Communities Inc.	3.350%	5/15/2027	7,500	7,416
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	4,175	4,099
	AvalonBay Communities Inc.	1.900%	12/1/2028	2,000	1,870
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	11,600	10,698
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	2,360	2,145
	AvalonBay Communities Inc.	2.050%	1/15/2032	20,000	17,485
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,500	6,639
	AvalonBay Communities Inc.	5.300%	12/7/2033	5,000	5,194
	AvalonBay Communities Inc.	5.350%	6/1/2034	4,600	4,782
	AvalonBay Communities Inc.	5.000%	8/1/2035	22,550	22,715
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	2,970	2,379
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,000	828
	Boston Properties LP	2.750%	10/1/2026	17,059	16,785
	Boston Properties LP	6.750%	12/1/2027	19,000	19,943
	Boston Properties LP	4.500%	12/1/2028	4,700	4,697
	Boston Properties LP	3.400%	6/21/2029	5,440	5,222
	Boston Properties LP	2.900%	3/15/2030	9,914	9,204
	Boston Properties LP	3.250%	1/30/2031	12,630	11,746
	Boston Properties LP	2.450%	10/1/2033	11,449	9,374
	Boston Properties LP	6.500%	1/15/2034	2,920	3,151
	Boston Properties LP	5.750%	1/15/2035	10,000	10,229
	Brixmor Operating Partnership LP	3.900%	3/15/2027	2,850	2,838
	Brixmor Operating Partnership LP	2.250%	4/1/2028	3,394	3,233
	Brixmor Operating Partnership LP	4.125%	5/15/2029	8,400	8,331
	Brixmor Operating Partnership LP	4.050%	7/1/2030	18,093	17,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	2.500%	8/16/2031	5,000	4,443
Brixmor Operating Partnership LP	5.200%	4/1/2032	2,820	2,893
Brixmor Operating Partnership LP	5.500%	2/15/2034	5,457	5,623
Brixmor Operating Partnership LP	5.750%	2/15/2035	4,550	4,761
Broadstone Net Lease LLC	2.600%	9/15/2031	2,425	2,124
Camden Property Trust	3.150%	7/1/2029	10,165	9,791
Camden Property Trust	2.800%	5/15/2030	27,145	25,475
CBRE Services Inc.	5.500%	4/1/2029	14,075	14,604
CBRE Services Inc.	4.800%	6/15/2030	3,400	3,452
CBRE Services Inc.	2.500%	4/1/2031	5,000	4,521
CBRE Services Inc.	5.950%	8/15/2034	1,253	1,338
CBRE Services Inc.	5.500%	6/15/2035	9,808	10,097
COPT Defense Properties LP	2.000%	1/15/2029	4,400	4,077
COPT Defense Properties LP	2.750%	4/15/2031	5,100	4,617
COPT Defense Properties LP	2.900%	12/1/2033	10,650	9,038
Cousins Properties LP	5.250%	7/15/2030	10,000	10,241
Cousins Properties LP	5.375%	2/15/2032	7,000	7,166
Cousins Properties LP	5.875%	10/1/2034	5,700	5,980
Crown Castle Inc.	2.900%	3/15/2027	3,060	3,001
Crown Castle Inc.	3.650%	9/1/2027	10,000	9,896
Crown Castle Inc.	5.000%	1/11/2028	1,780	1,805
Crown Castle Inc.	3.800%	2/15/2028	23,200	22,936
Crown Castle Inc.	4.800%	9/1/2028	7,000	7,096
Crown Castle Inc.	4.300%	2/15/2029	4,827	4,803
Crown Castle Inc.	5.600%	6/1/2029	4,000	4,154
Crown Castle Inc.	4.900%	9/1/2029	23,500	23,844
Crown Castle Inc.	2.250%	1/15/2031	19,568	17,413
Crown Castle Inc.	2.100%	4/1/2031	10,825	9,474
Crown Castle Inc.	2.500%	7/15/2031	28,000	24,936
Crown Castle Inc.	5.100%	5/1/2033	6,315	6,388
Crown Castle Inc.	5.800%	3/1/2034	4,900	5,154
Crown Castle Inc.	5.200%	9/1/2034	28,230	28,507
Crown Castle Inc.	5.200%	2/15/2049	7,750	7,140
Crown Castle Inc.	4.150%	7/1/2050	4,671	3,689
Crown Castle Inc.	3.250%	1/15/2051	15,000	10,103
CubeSmart LP	2.250%	12/15/2028	7,100	6,686
CubeSmart LP	4.375%	2/15/2029	4,925	4,927
CubeSmart LP	3.000%	2/15/2030	1,850	1,748
CubeSmart LP	2.000%	2/15/2031	600	525
CubeSmart LP	2.500%	2/15/2032	10,330	9,117
Digital Realty Trust LP	3.700%	8/15/2027	5,350	5,313
Digital Realty Trust LP	5.550%	1/15/2028	4,100	4,220
Digital Realty Trust LP	4.450%	7/15/2028	8,283	8,344
Digital Realty Trust LP	3.600%	7/1/2029	18,375	17,922
DOC DR LLC	4.300%	3/15/2027	12,645	12,648
DOC DR LLC	2.625%	11/1/2031	8,350	7,445
EPR Properties	4.500%	6/1/2027	5,070	5,070
EPR Properties	4.950%	4/15/2028	6,000	6,041
EPR Properties	3.750%	8/15/2029	3,432	3,304
EPR Properties	3.600%	11/15/2031	2,000	1,848
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	3,899	4,047
Equinix Inc.	2.900%	11/18/2026	10,000	9,852
Equinix Inc.	1.800%	7/15/2027	13,000	12,482
Equinix Inc.	1.550%	3/15/2028	3,000	2,820
Equinix Inc.	2.000%	5/15/2028	4,000	3,791
Equinix Inc.	3.200%	11/18/2029	24,025	22,994
Equinix Inc.	2.150%	7/15/2030	7,250	6,542
Equinix Inc.	2.500%	5/15/2031	7,950	7,162
Equinix Inc.	3.900%	4/15/2032	9,800	9,399
Equinix Inc.	3.000%	7/15/2050	5,500	3,594
Equinix Inc.	2.950%	9/15/2051	3,305	2,109
Equinix Inc.	3.400%	2/15/2052	9,000	6,278
ERP Operating LP	2.850%	11/1/2026	13,030	12,868
ERP Operating LP	3.500%	3/1/2028	7,000	6,918
ERP Operating LP	4.150%	12/1/2028	8,100	8,125
ERP Operating LP	3.000%	7/1/2029	11,195	10,750
ERP Operating LP	2.500%	2/15/2030	10,000	9,333
ERP Operating LP	4.950%	6/15/2032	2,770	2,837
ERP Operating LP	4.650%	9/15/2034	11,851	11,709
ERP Operating LP	4.500%	7/1/2044	5,400	4,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	4.500%	6/1/2045	3,750	3,328
	ERP Operating LP	4.000%	8/1/2047	3,038	2,453
	Essential Properties LP	2.950%	7/15/2031	3,900	3,519
	Essential Properties LP	5.400%	12/1/2035	1,600	1,605
	Essex Portfolio LP	1.700%	3/1/2028	4,000	3,774
	Essex Portfolio LP	4.000%	3/1/2029	4,965	4,921
	Essex Portfolio LP	3.000%	1/15/2030	9,630	9,120
	Essex Portfolio LP	1.650%	1/15/2031	2,500	2,159
	Essex Portfolio LP	2.550%	6/15/2031	680	610
	Essex Portfolio LP	2.650%	3/15/2032	3,729	3,321
	Essex Portfolio LP	5.500%	4/1/2034	2,000	2,079
	Essex Portfolio LP	5.375%	4/1/2035	9,700	10,010
	Essex Portfolio LP	4.500%	3/15/2048	11,839	10,279
	Essex Portfolio LP	2.650%	9/1/2050	4,489	2,734
	Extra Space Storage LP	3.875%	12/15/2027	1,000	993
	Extra Space Storage LP	5.700%	4/1/2028	7,630	7,883
	Extra Space Storage LP	3.900%	4/1/2029	6,230	6,143
	Extra Space Storage LP	4.000%	6/15/2029	1,950	1,930
	Extra Space Storage LP	5.500%	7/1/2030	5,100	5,320
	Extra Space Storage LP	2.200%	10/15/2030	3,207	2,876
	Extra Space Storage LP	5.900%	1/15/2031	5,600	5,948
	Extra Space Storage LP	2.550%	6/1/2031	4,250	3,828
	Extra Space Storage LP	2.400%	10/15/2031	9,000	7,931
	Extra Space Storage LP	2.350%	3/15/2032	17,822	15,480
	Extra Space Storage LP	4.950%	1/15/2033	8,925	8,983
	Extra Space Storage LP	5.400%	2/1/2034	6,600	6,802
	Extra Space Storage LP	5.350%	1/15/2035	4,473	4,557
	Extra Space Storage LP	5.400%	6/15/2035	20,850	21,302
	Federal Realty OP LP	3.250%	7/15/2027	4,725	4,652
	Federal Realty OP LP	5.375%	5/1/2028	4,400	4,517
	Federal Realty OP LP	3.200%	6/15/2029	3,761	3,613
	Federal Realty OP LP	3.500%	6/1/2030	2,000	1,929
	Federal Realty OP LP	4.500%	12/1/2044	6,600	5,819
	GLP Capital LP	5.750%	6/1/2028	4,750	4,880
	GLP Capital LP	5.300%	1/15/2029	6,225	6,346
	GLP Capital LP	4.000%	1/15/2030	11,750	11,378
	GLP Capital LP	4.000%	1/15/2031	5,000	4,780
	GLP Capital LP	3.250%	1/15/2032	6,231	5,598
	GLP Capital LP	5.250%	2/15/2033	4,900	4,914
	GLP Capital LP	6.750%	12/1/2033	5,810	6,307
	GLP Capital LP	5.625%	9/15/2034	8,722	8,824
	GLP Capital LP	5.750%	11/1/2037	10,175	10,109
	GLP Capital LP	6.250%	9/15/2054	9,150	9,191
	Healthcare Realty Holdings LP	3.750%	7/1/2027	4,475	4,441
	Healthcare Realty Holdings LP	3.100%	2/15/2030	3,405	3,208
	Healthcare Realty Holdings LP	2.000%	3/15/2031	13,900	12,070
	Healthpeak OP LLC	3.500%	7/15/2029	12,729	12,343
	Healthpeak OP LLC	3.000%	1/15/2030	10,300	9,732
	Healthpeak OP LLC	5.250%	12/15/2032	10,700	11,011
	Healthpeak OP LLC	5.375%	2/15/2035	15,865	16,217
	Highwoods Realty LP	3.875%	3/1/2027	13,850	13,717
	Highwoods Realty LP	4.125%	3/15/2028	3,000	2,967
	Highwoods Realty LP	3.050%	2/15/2030	11,000	10,198
	Highwoods Realty LP	2.600%	2/1/2031	11,053	9,775
	Highwoods Realty LP	7.650%	2/1/2034	3,260	3,709
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	9,574	9,095
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	17,025	15,988
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	5,000	4,449
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,900	7,070
	Host Hotels & Resorts LP	5.500%	4/15/2035	7,900	7,953
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	8,780	8,289
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	1,576	1,639
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	3,000	2,595
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	7,000	6,768
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,028	3,143
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	8,005	6,799
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	5,309	5,242
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	5,000	5,368
	Kilroy Realty LP	3.050%	2/15/2030	10,025	9,255
	Kilroy Realty LP	2.500%	11/15/2032	3,850	3,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	2.650%	11/15/2033	11,760	9,628
Kimco Realty OP LLC	2.800%	10/1/2026	1,893	1,868
Kimco Realty OP LLC	1.900%	3/1/2028	16,200	15,405
Kimco Realty OP LLC	2.700%	10/1/2030	4,000	3,703
Kimco Realty OP LLC	2.250%	12/1/2031	3,000	2,645
Kimco Realty OP LLC	3.200%	4/1/2032	7,628	7,038
Kimco Realty OP LLC	4.600%	2/1/2033	9,110	9,053
Kimco Realty OP LLC	6.400%	3/1/2034	7,749	8,574
Kimco Realty OP LLC	4.850%	3/1/2035	5,760	5,725
Kimco Realty OP LLC	5.300%	2/1/2036	10,000	10,218
Kimco Realty OP LLC	4.450%	9/1/2047	3,480	2,989
Kimco Realty OP LLC	3.700%	10/1/2049	6,021	4,509
Kite Realty Group LP	4.000%	10/1/2026	7,900	7,875
Kite Realty Group LP	4.950%	12/15/2031	6,455	6,533
Kite Realty Group LP	5.200%	8/15/2032	2,625	2,674
Kite Realty Group LP	5.500%	3/1/2034	3,821	3,937
Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	2,600	2,651
LXP Industrial Trust	6.750%	11/15/2028	3,300	3,512
LXP Industrial Trust	2.700%	9/15/2030	2,500	2,283
LXP Industrial Trust	2.375%	10/1/2031	6,000	5,204
Mid-America Apartments LP	3.600%	6/1/2027	11,338	11,255
Mid-America Apartments LP	5.300%	2/15/2032	4,155	4,324
Mid-America Apartments LP	5.000%	3/15/2034	3,500	3,549
Mid-America Apartments LP	4.950%	3/1/2035	3,185	3,207
National Health Investors Inc.	3.000%	2/1/2031	8,500	7,691
NNN REIT Inc.	3.600%	12/15/2026	2,475	2,459
NNN REIT Inc.	3.500%	10/15/2027	1,050	1,038
NNN REIT Inc.	4.300%	10/15/2028	4,437	4,451
NNN REIT Inc.	2.500%	4/15/2030	8,375	7,733
NNN REIT Inc.	4.600%	2/15/2031	5,100	5,114
NNN REIT Inc.	5.500%	6/15/2034	5,800	6,013
NNN REIT Inc.	4.800%	10/15/2048	2,275	2,019
NNN REIT Inc.	3.100%	4/15/2050	8,748	5,716
NNN REIT Inc.	3.500%	4/15/2051	7,200	5,092
NNN REIT Inc.	3.000%	4/15/2052	5,000	3,172
Omega Healthcare Investors Inc.	4.500%	4/1/2027	8,445	8,466
Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,173	6,887
Omega Healthcare Investors Inc.	5.200%	7/1/2030	5,600	5,684
Omega Healthcare Investors Inc.	3.375%	2/1/2031	22,979	21,323
Omega Healthcare Investors Inc.	3.250%	4/15/2033	4,500	3,965
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	7,500	6,650
Piedmont Operating Partnership LP	9.250%	7/20/2028	5,138	5,704
Piedmont Operating Partnership LP	6.875%	7/15/2029	4,600	4,868
Prologis LP	3.250%	10/1/2026	3,825	3,797
Prologis LP	2.125%	4/15/2027	8,100	7,877
Prologis LP	3.375%	12/15/2027	2,485	2,455
Prologis LP	4.875%	6/15/2028	8,895	9,098
Prologis LP	3.875%	9/15/2028	2,500	2,491
Prologis LP	4.000%	9/15/2028	2,025	2,025
Prologis LP	4.375%	2/1/2029	4,000	4,038
Prologis LP	2.875%	11/15/2029	1,000	952
Prologis LP	2.250%	4/15/2030	14,009	12,906
Prologis LP	1.750%	7/1/2030	9,000	8,051
Prologis LP	1.250%	10/15/2030	8,000	6,945
Prologis LP	4.750%	1/15/2031	10,000	10,209
Prologis LP	1.750%	2/1/2031	2,000	1,754
Prologis LP	1.625%	3/15/2031	8,377	7,287
Prologis LP	2.250%	1/15/2032	6,750	5,945
Prologis LP	4.750%	6/15/2033	16,700	16,848
Prologis LP	5.125%	1/15/2034	3,797	3,900
Prologis LP	5.000%	3/15/2034	14,828	15,072
Prologis LP	5.000%	1/31/2035	2,011	2,037
Prologis LP	5.250%	5/15/2035	16,000	16,468
Prologis LP	4.375%	9/15/2048	3,500	2,979
Prologis LP	3.050%	3/1/2050	3,561	2,401
Prologis LP	3.000%	4/15/2050	8,089	5,415
Prologis LP	2.125%	10/15/2050	11,618	6,386
Prologis LP	5.250%	6/15/2053	15,200	14,690
Prologis LP	5.250%	3/15/2054	10,000	9,664
Public Storage Operating Co.	1.500%	11/9/2026	2,000	1,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage Operating Co.	1.850%	5/1/2028	7,000	6,639
	Public Storage Operating Co.	5.125%	1/15/2029	5,500	5,680
	Public Storage Operating Co.	4.375%	7/1/2030	5,900	5,928
	Public Storage Operating Co.	2.300%	5/1/2031	8,700	7,826
	Public Storage Operating Co.	5.100%	8/1/2033	9,675	10,050
	Public Storage Operating Co.	5.000%	7/1/2035	5,900	5,966
	Public Storage Operating Co.	5.350%	8/1/2053	9,860	9,746
	Rayonier LP	2.750%	5/17/2031	2,000	1,795
	Realty Income Corp.	4.125%	10/15/2026	10,420	10,424
	Realty Income Corp.	3.000%	1/15/2027	5,200	5,129
	Realty Income Corp.	3.400%	1/15/2028	6,000	5,915
	Realty Income Corp.	3.650%	1/15/2028	7,725	7,659
	Realty Income Corp.	2.100%	3/15/2028	5,000	4,771
	Realty Income Corp.	2.200%	6/15/2028	3,945	3,760
	Realty Income Corp.	4.750%	2/15/2029	9,960	10,149
	Realty Income Corp.	4.000%	7/15/2029	2,650	2,633
	Realty Income Corp.	3.100%	12/15/2029	16,600	15,933
	Realty Income Corp.	3.400%	1/15/2030	6,570	6,365
	Realty Income Corp.	4.850%	3/15/2030	5,000	5,129
	Realty Income Corp.	3.250%	1/15/2031	15,696	14,862
	Realty Income Corp.	3.200%	2/15/2031	6,547	6,170
	Realty Income Corp.	2.700%	2/15/2032	4,050	3,648
	Realty Income Corp.	5.625%	10/13/2032	1,150	1,219
	Realty Income Corp.	2.850%	12/15/2032	6,351	5,668
[6]	Realty Income Corp.	4.500%	2/1/2033	9,702	9,596
	Realty Income Corp.	1.800%	3/15/2033	13,000	10,752
	Realty Income Corp.	4.900%	7/15/2033	2,500	2,534
	Realty Income Corp.	5.125%	2/15/2034	3,970	4,069
	Realty Income Corp.	5.125%	4/15/2035	7,230	7,348
	Realty Income Corp.	4.650%	3/15/2047	7,155	6,390
	Realty Income Corp.	5.375%	9/1/2054	10,050	9,853
	Regency Centers LP	3.600%	2/1/2027	1,210	1,202
	Regency Centers LP	4.125%	3/15/2028	1,375	1,375
	Regency Centers LP	2.950%	9/15/2029	3,977	3,798
	Regency Centers LP	3.700%	6/15/2030	5,000	4,871
	Regency Centers LP	5.250%	1/15/2034	11,990	12,309
	Regency Centers LP	4.400%	2/1/2047	5,650	4,839
	Regency Centers LP	4.650%	3/15/2049	4,225	3,696
	Rexford Industrial Realty LP	5.000%	6/15/2028	2,600	2,642
	Rexford Industrial Realty LP	2.125%	12/1/2030	3,000	2,670
	Rexford Industrial Realty LP	2.150%	9/1/2031	6,000	5,221
	Sabra Health Care LP	3.900%	10/15/2029	8,975	8,695
	Sabra Health Care LP	3.200%	12/1/2031	3,500	3,180
	Safehold GL Holdings LLC	2.800%	6/15/2031	2,000	1,829
	Safehold GL Holdings LLC	2.850%	1/15/2032	9,800	8,696
	Safehold GL Holdings LLC	6.100%	4/1/2034	1,200	1,264
	Safehold GL Holdings LLC	5.650%	1/15/2035	5,328	5,449
	Simon Property Group LP	3.250%	11/30/2026	10,986	10,889
	Simon Property Group LP	1.375%	1/15/2027	2,500	2,418
	Simon Property Group LP	3.375%	6/15/2027	17,557	17,384
	Simon Property Group LP	3.375%	12/1/2027	4,700	4,644
	Simon Property Group LP	1.750%	2/1/2028	10,250	9,739
	Simon Property Group LP	2.450%	9/13/2029	22,561	21,185
	Simon Property Group LP	2.650%	7/15/2030	11,500	10,707
	Simon Property Group LP	4.375%	10/1/2030	6,000	6,013
	Simon Property Group LP	2.200%	2/1/2031	6,800	6,111
	Simon Property Group LP	2.250%	1/15/2032	8,435	7,407
	Simon Property Group LP	2.650%	2/1/2032	7,500	6,719
	Simon Property Group LP	6.250%	1/15/2034	5,500	6,064
	Simon Property Group LP	4.750%	9/26/2034	11,235	11,161
	Simon Property Group LP	5.125%	10/1/2035	19,208	19,420
	Simon Property Group LP	6.750%	2/1/2040	14,000	16,130
	Simon Property Group LP	4.750%	3/15/2042	1,448	1,336
	Simon Property Group LP	4.250%	10/1/2044	1,818	1,551
	Simon Property Group LP	4.250%	11/30/2046	4,700	3,980
	Simon Property Group LP	3.250%	9/13/2049	14,333	10,049
	Simon Property Group LP	3.800%	7/15/2050	15,450	11,855
	Simon Property Group LP	5.850%	3/8/2053	8,333	8,652
	Simon Property Group LP	6.650%	1/15/2054	5,500	6,310
	Store Capital LLC	4.500%	3/15/2028	2,195	2,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Store Capital LLC	4.625%	3/15/2029	10,500	10,423
[8]	Store Capital LLC	5.400%	4/30/2030	2,750	2,801
	Store Capital LLC	2.750%	11/18/2030	1,500	1,364
	Sun Communities Operating LP	4.200%	4/15/2032	20,574	19,962
	Tanger Properties LP	3.875%	7/15/2027	2,600	2,577
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,487
[3]	UDR Inc.	3.500%	7/1/2027	5,250	5,194
[3]	UDR Inc.	3.500%	1/15/2028	5,075	4,996
	UDR Inc.	3.000%	8/15/2031	3,500	3,232
[3]	UDR Inc.	2.100%	8/1/2032	1,500	1,280
[3]	UDR Inc.	1.900%	3/15/2033	9,940	8,126
[3]	UDR Inc.	2.100%	6/15/2033	3,950	3,273
	UDR Inc.	5.125%	9/1/2034	2,550	2,583
	UDR Inc.	3.100%	11/1/2034	3,335	2,866
	Ventas Realty LP	3.250%	10/15/2026	9,075	8,980
	Ventas Realty LP	3.850%	4/1/2027	2,075	2,066
	Ventas Realty LP	4.000%	3/1/2028	12,985	12,925
	Ventas Realty LP	3.000%	1/15/2030	3,865	3,659
	Ventas Realty LP	4.750%	11/15/2030	765	774
	Ventas Realty LP	5.100%	7/15/2032	5,525	5,654
	Ventas Realty LP	5.625%	7/1/2034	6,511	6,782
	Ventas Realty LP	5.000%	1/15/2035	9,547	9,548
	Ventas Realty LP	5.700%	9/30/2043	1,000	997
	Ventas Realty LP	4.375%	2/1/2045	9,262	7,800
	Ventas Realty LP	4.875%	4/15/2049	1,200	1,059
	VICI Properties LP	4.750%	2/15/2028	6,300	6,351
	VICI Properties LP	4.950%	2/15/2030	10,000	10,113
	VICI Properties LP	5.125%	11/15/2031	11,000	11,145
	VICI Properties LP	5.125%	5/15/2032	15,645	15,795
	VICI Properties LP	5.750%	4/1/2034	12,500	12,967
	VICI Properties LP	5.625%	4/1/2035	9,092	9,306
	VICI Properties LP	5.625%	5/15/2052	14,000	13,357
	Welltower OP LLC	2.700%	2/15/2027	9,262	9,101
	Welltower OP LLC	4.250%	4/15/2028	7,625	7,669
	Welltower OP LLC	2.050%	1/15/2029	2,933	2,746
	Welltower OP LLC	4.125%	3/15/2029	12,145	12,127
	Welltower OP LLC	3.100%	1/15/2030	3,731	3,563
	Welltower OP LLC	4.500%	7/1/2030	10,500	10,598
	Welltower OP LLC	2.750%	1/15/2031	16,750	15,479
	Welltower OP LLC	2.800%	6/1/2031	4,800	4,416
	Welltower OP LLC	2.750%	1/15/2032	12,175	11,023
	Welltower OP LLC	3.850%	6/15/2032	4,200	4,034
	Welltower OP LLC	5.125%	7/1/2035	21,625	22,005
	Welltower OP LLC	6.500%	3/15/2041	2,000	2,236
	Welltower OP LLC	5.125%	3/15/2043	950	901
	Welltower OP LLC	4.950%	9/1/2048	4,450	4,185
	Weyerhaeuser Co.	4.000%	11/15/2029	11,200	11,084
	Weyerhaeuser Co.	4.000%	4/15/2030	8,000	7,888
	Weyerhaeuser Co.	7.375%	3/15/2032	2,427	2,780
	Weyerhaeuser Co.	3.375%	3/9/2033	13,152	12,008
	Weyerhaeuser Co.	4.000%	3/9/2052	4,703	3,661
	WP Carey Inc.	4.250%	10/1/2026	2,350	2,350
	WP Carey Inc.	3.850%	7/15/2029	2,200	2,165
	WP Carey Inc.	2.250%	4/1/2033	13,242	11,062
					2,995,760
Technology (2.3%)
	Accenture Capital Inc.	3.900%	10/4/2027	12,700	12,718
	Accenture Capital Inc.	4.050%	10/4/2029	13,000	12,991
	Accenture Capital Inc.	4.250%	10/4/2031	25,835	25,806
	Accenture Capital Inc.	4.500%	10/4/2034	16,000	15,794
	Adobe Inc.	2.150%	2/1/2027	10,800	10,570
	Adobe Inc.	4.750%	1/17/2028	6,200	6,318
	Adobe Inc.	4.950%	1/17/2030	7,550	7,828
	Adobe Inc.	2.300%	2/1/2030	13,150	12,236
	Adobe Inc.	5.300%	1/17/2035	7,600	8,037
	Advanced Micro Devices Inc.	4.319%	3/24/2028	4,400	4,438
	Advanced Micro Devices Inc.	3.924%	6/1/2032	4,750	4,646
	Amdocs Ltd.	2.538%	6/15/2030	6,100	5,588
	Analog Devices Inc.	3.500%	12/5/2026	5,965	5,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Analog Devices Inc.	3.450%	6/15/2027	5,625	5,579
	Analog Devices Inc.	4.250%	6/15/2028	9,625	9,690
	Analog Devices Inc.	1.700%	10/1/2028	8,000	7,490
	Analog Devices Inc.	4.500%	6/15/2030	10,600	10,735
	Analog Devices Inc.	2.100%	10/1/2031	10,000	8,843
	Analog Devices Inc.	2.800%	10/1/2041	23,000	17,013
	Analog Devices Inc.	2.950%	10/1/2051	12,000	7,949
	Apple Inc.	3.200%	5/11/2027	36,000	35,730
	Apple Inc.	2.900%	9/12/2027	37,855	37,285
	Apple Inc.	1.200%	2/8/2028	28,800	27,151
	Apple Inc.	4.000%	5/10/2028	11,000	11,061
	Apple Inc.	4.000%	5/12/2028	11,710	11,785
	Apple Inc.	1.400%	8/5/2028	12,571	11,784
	Apple Inc.	2.200%	9/11/2029	21,280	19,968
	Apple Inc.	1.650%	5/11/2030	18,500	16,709
	Apple Inc.	4.200%	5/12/2030	9,700	9,805
	Apple Inc.	1.250%	8/20/2030	11,000	9,688
	Apple Inc.	1.650%	2/8/2031	27,800	24,634
	Apple Inc.	1.700%	8/5/2031	19,000	16,741
	Apple Inc.	4.500%	5/12/2032	6,415	6,547
	Apple Inc.	3.350%	8/8/2032	26,800	25,590
	Apple Inc.	4.750%	5/12/2035	14,275	14,616
	Apple Inc.	4.500%	2/23/2036	7,069	7,146
	Apple Inc.	2.375%	2/8/2041	24,150	17,384
	Apple Inc.	3.850%	5/4/2043	34,463	29,385
	Apple Inc.	3.450%	2/9/2045	28,078	22,254
	Apple Inc.	4.375%	5/13/2045	30,889	27,906
	Apple Inc.	4.650%	2/23/2046	66,300	61,963
	Apple Inc.	3.850%	8/4/2046	31,680	26,222
	Apple Inc.	3.750%	9/12/2047	12,824	10,308
	Apple Inc.	3.750%	11/13/2047	12,160	9,804
	Apple Inc.	2.950%	9/11/2049	24,768	16,963
	Apple Inc.	2.650%	5/11/2050	37,820	24,193
	Apple Inc.	2.400%	8/20/2050	29,726	18,017
	Apple Inc.	2.650%	2/8/2051	14,368	9,123
	Apple Inc.	2.700%	8/5/2051	18,000	11,468
	Apple Inc.	3.950%	8/8/2052	18,500	15,032
	Apple Inc.	2.550%	8/20/2060	11,952	6,990
	Apple Inc.	2.800%	2/8/2061	24,665	14,880
	Apple Inc.	2.850%	8/5/2061	10,000	6,083
	Apple Inc.	4.100%	8/8/2062	1,550	1,250
	Applied Materials Inc.	3.300%	4/1/2027	17,200	17,072
	Applied Materials Inc.	1.750%	6/1/2030	10,043	9,029
	Applied Materials Inc.	4.000%	1/15/2031	6,500	6,437
	Applied Materials Inc.	4.600%	1/15/2036	7,313	7,241
	Applied Materials Inc.	5.850%	6/15/2041	10,905	11,659
	Applied Materials Inc.	4.350%	4/1/2047	11,000	9,615
	Applied Materials Inc.	2.750%	6/1/2050	8,117	5,274
	Arrow Electronics Inc.	3.875%	1/12/2028	6,375	6,303
	Arrow Electronics Inc.	5.150%	8/21/2029	19,188	19,642
	Arrow Electronics Inc.	2.950%	2/15/2032	4,000	3,572
	Arrow Electronics Inc.	5.875%	4/10/2034	5,700	5,968
	Atlassian Corp.	5.250%	5/15/2029	5,915	6,083
	Atlassian Corp.	5.500%	5/15/2034	5,700	5,872
	Autodesk Inc.	3.500%	6/15/2027	4,150	4,115
	Autodesk Inc.	2.850%	1/15/2030	10,300	9,735
	Autodesk Inc.	2.400%	12/15/2031	13,819	12,240
	Automatic Data Processing Inc.	1.700%	5/15/2028	22,883	21,667
	Automatic Data Processing Inc.	1.250%	9/1/2030	6,070	5,314
	Automatic Data Processing Inc.	4.750%	5/8/2032	7,770	7,956
	Automatic Data Processing Inc.	4.450%	9/9/2034	3,000	2,985
	Avnet Inc.	6.250%	3/15/2028	5,000	5,201
	Avnet Inc.	3.000%	5/15/2031	2,800	2,536
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	7,800	8,195
	Broadcom Corp.	3.875%	1/15/2027	42,704	42,704
	Broadcom Inc.	5.050%	7/12/2027	11,636	11,837
[8]	Broadcom Inc.	1.950%	2/15/2028	8,000	7,621
	Broadcom Inc.	4.150%	2/15/2028	5,690	5,706
	Broadcom Inc.	4.800%	4/15/2028	18,370	18,710
	Broadcom Inc.	4.110%	9/15/2028	20,000	20,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Broadcom Inc.	4.000%	4/15/2029	2,000	1,990
	Broadcom Inc.	4.750%	4/15/2029	67,111	68,469
	Broadcom Inc.	5.050%	7/12/2029	18,334	18,885
	Broadcom Inc.	4.350%	2/15/2030	8,900	8,945
	Broadcom Inc.	5.000%	4/15/2030	48,100	49,536
	Broadcom Inc.	5.050%	4/15/2030	22,500	23,250
	Broadcom Inc.	4.600%	7/15/2030	12,050	12,231
	Broadcom Inc.	4.200%	10/15/2030	11,807	11,785
[8]	Broadcom Inc.	2.450%	2/15/2031	53,750	48,873
	Broadcom Inc.	5.150%	11/15/2031	5,752	5,971
[3]	Broadcom Inc.	4.550%	2/15/2032	15,790	15,889
[8]	Broadcom Inc.	4.150%	4/15/2032	14,000	13,730
	Broadcom Inc.	5.200%	4/15/2032	13,540	14,095
	Broadcom Inc.	4.900%	7/15/2032	28,450	29,096
	Broadcom Inc.	4.300%	11/15/2032	26,650	26,308
[8]	Broadcom Inc.	2.600%	2/15/2033	18,000	15,795
[8]	Broadcom Inc.	3.419%	4/15/2033	7,904	7,307
[8]	Broadcom Inc.	3.469%	4/15/2034	39,978	36,476
	Broadcom Inc.	4.800%	10/15/2034	10,000	10,059
	Broadcom Inc.	5.200%	7/15/2035	28,700	29,612
[8]	Broadcom Inc.	3.137%	11/15/2035	33,750	29,218
	Broadcom Inc.	4.800%	2/15/2036	57,468	57,296
[8]	Broadcom Inc.	3.187%	11/15/2036	32,100	27,402
[8]	Broadcom Inc.	4.926%	5/15/2037	25,971	25,872
	Broadcom Inc.	4.900%	2/15/2038	48,182	47,933
[8]	Broadcom Inc.	3.500%	2/15/2041	40,343	33,197
[8]	Broadcom Inc.	3.750%	2/15/2051	30,803	24,011
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	8,200	7,744
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,800	9,764
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,925	3,942
	Cadence Design Systems Inc.	4.300%	9/10/2029	16,650	16,744
	Cadence Design Systems Inc.	4.700%	9/10/2034	26,850	26,804
	CDW LLC	4.250%	4/1/2028	8,481	8,432
	CDW LLC	3.250%	2/15/2029	9,169	8,782
	CDW LLC	5.100%	3/1/2030	3,778	3,846
	CDW LLC	5.550%	8/22/2034	3,778	3,875
[8]	CGI Inc.	4.950%	3/14/2030	8,700	8,857
	CGI Inc.	2.300%	9/14/2031	4,600	4,050
	Cintas Corp. No. 2	3.700%	4/1/2027	15,559	15,498
	Cintas Corp. No. 2	4.200%	5/1/2028	6,450	6,473
	Cintas Corp. No. 2	4.000%	5/1/2032	9,700	9,489
	Cisco Systems Inc.	4.800%	2/26/2027	23,880	24,172
	Cisco Systems Inc.	4.550%	2/24/2028	8,075	8,197
	Cisco Systems Inc.	4.850%	2/26/2029	92,470	94,896
	Cisco Systems Inc.	4.750%	2/24/2030	11,780	12,089
	Cisco Systems Inc.	4.950%	2/26/2031	42,991	44,488
	Cisco Systems Inc.	4.950%	2/24/2032	26,051	26,924
	Cisco Systems Inc.	5.050%	2/26/2034	43,352	44,830
	Cisco Systems Inc.	5.100%	2/24/2035	12,159	12,571
	Cisco Systems Inc.	5.900%	2/15/2039	22,966	24,951
	Cisco Systems Inc.	5.500%	1/15/2040	10,142	10,592
	Cisco Systems Inc.	5.300%	2/26/2054	11,775	11,622
	Cisco Systems Inc.	5.500%	2/24/2055	6,530	6,631
	Cisco Systems Inc.	5.350%	2/26/2064	12,395	12,179
	Concentrix Corp.	6.600%	8/2/2028	9,098	9,522
	Corning Inc.	4.700%	3/15/2037	2,475	2,422
	Corning Inc.	5.750%	8/15/2040	8,460	8,835
	Corning Inc.	4.750%	3/15/2042	5,059	4,703
	Corning Inc.	5.350%	11/15/2048	1,500	1,454
	Corning Inc.	5.850%	11/15/2068	3,200	3,185
	Corning Inc.	5.450%	11/15/2079	16,800	15,787
	Dell Inc.	6.500%	4/15/2038	5,200	5,638
	Dell International LLC	4.900%	10/1/2026	22,585	22,711
	Dell International LLC	6.100%	7/15/2027	22,554	23,260
	Dell International LLC	5.250%	2/1/2028	10,490	10,733
	Dell International LLC	4.750%	4/1/2028	11,798	11,967
[6]	Dell International LLC	4.150%	2/15/2029	8,867	8,848
	Dell International LLC	5.300%	10/1/2029	2,789	2,880
	Dell International LLC	4.350%	2/1/2030	5,550	5,537
	Dell International LLC	5.000%	4/1/2030	3,486	3,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	6.200%	7/15/2030	4,868	5,219
[6]	Dell International LLC	4.500%	2/15/2031	27,309	27,253
	Dell International LLC	5.300%	4/1/2032	23,381	24,132
[6]	Dell International LLC	4.750%	10/6/2032	14,784	14,721
	Dell International LLC	5.750%	2/1/2033	8,290	8,772
	Dell International LLC	4.850%	2/1/2035	28,622	28,174
	Dell International LLC	5.500%	4/1/2035	12,914	13,342
[6]	Dell International LLC	5.100%	2/15/2036	16,301	16,207
	Dell International LLC	8.100%	7/15/2036	11,118	13,539
	Dell International LLC	3.375%	12/15/2041	10,500	8,057
	Dell International LLC	8.350%	7/15/2046	7,046	9,153
	Dell International LLC	3.450%	12/15/2051	6,750	4,743
	DXC Technology Co.	2.375%	9/15/2028	6,900	6,500
	Equifax Inc.	5.100%	6/1/2028	31,800	32,474
	Equifax Inc.	4.800%	9/15/2029	3,717	3,778
	Equifax Inc.	3.100%	5/15/2030	10,310	9,760
	Equifax Inc.	2.350%	9/15/2031	11,000	9,723
	Fidelity National Information Services Inc.	1.650%	3/1/2028	7,500	7,070
	Fidelity National Information Services Inc.	2.250%	3/1/2031	14,700	13,074
	Fidelity National Information Services Inc.	5.100%	7/15/2032	10,000	10,249
	Fidelity National Information Services Inc.	3.100%	3/1/2041	9,000	6,778
	Fiserv Inc.	2.250%	6/1/2027	7,500	7,288
	Fiserv Inc.	5.450%	3/2/2028	20,000	20,563
	Fiserv Inc.	4.200%	10/1/2028	11,000	10,999
	Fiserv Inc.	3.500%	7/1/2029	50,226	48,806
	Fiserv Inc.	4.750%	3/15/2030	12,200	12,371
	Fiserv Inc.	2.650%	6/1/2030	11,000	10,187
	Fiserv Inc.	4.550%	2/15/2031	6,635	6,660
	Fiserv Inc.	5.625%	8/21/2033	21,887	22,980
	Fiserv Inc.	5.450%	3/15/2034	12,010	12,414
	Fiserv Inc.	5.150%	8/12/2034	15,090	15,272
	Fiserv Inc.	5.250%	8/11/2035	10,046	10,155
	Fiserv Inc.	4.400%	7/1/2049	22,550	18,609
	Flex Ltd.	4.875%	6/15/2029	9,819	9,927
	Flex Ltd.	4.875%	5/12/2030	4,000	4,039
	Flex Ltd.	5.250%	1/15/2032	8,000	8,210
	Fortinet Inc.	2.200%	3/15/2031	5,000	4,456
	Genpact Luxembourg Sarl	6.000%	6/4/2029	4,125	4,298
	Global Payments Inc.	2.150%	1/15/2027	8,050	7,845
	Global Payments Inc.	4.450%	6/1/2028	11,060	11,078
	Global Payments Inc.	3.200%	8/15/2029	2,500	2,375
	Global Payments Inc.	2.900%	5/15/2030	10,998	10,180
	Global Payments Inc.	2.900%	11/15/2031	11,600	10,392
	Global Payments Inc.	5.400%	8/15/2032	9,500	9,718
	Global Payments Inc.	4.150%	8/15/2049	3,375	2,576
	Global Payments Inc.	5.950%	8/15/2052	8,270	8,127
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,633	10,617
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,050	6,076
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	14,000	14,388
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	10,039	10,027
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	23,485	23,594
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	12,937	12,855
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	24,650	24,895
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	42,359	42,012
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	13,011	13,691
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	17,557	16,797
	HP Inc.	3.000%	6/17/2027	14,610	14,335
	HP Inc.	4.750%	1/15/2028	10,030	10,163
	HP Inc.	4.000%	4/15/2029	9,810	9,692
	HP Inc.	5.400%	4/25/2030	9,750	10,126
	HP Inc.	3.400%	6/17/2030	16,000	15,261
	HP Inc.	2.650%	6/17/2031	11,000	9,919
	HP Inc.	4.200%	4/15/2032	10,345	10,033
	HP Inc.	6.100%	4/25/2035	14,335	15,213
	HP Inc.	6.000%	9/15/2041	11,654	12,043
	Hubbell Inc.	3.150%	8/15/2027	3,425	3,366
	Hubbell Inc.	3.500%	2/15/2028	4,645	4,580
	Hubbell Inc.	2.300%	3/15/2031	3,000	2,698
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	6,000	6,085
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	7,692	7,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.750%	3/25/2027	9,400	9,347
	Intel Corp.	3.750%	8/5/2027	5,500	5,458
	Intel Corp.	4.875%	2/10/2028	18,490	18,770
	Intel Corp.	1.600%	8/12/2028	10,830	10,092
	Intel Corp.	4.000%	8/5/2029	15,500	15,334
	Intel Corp.	2.450%	11/15/2029	41,000	38,064
	Intel Corp.	5.125%	2/10/2030	13,000	13,374
	Intel Corp.	3.900%	3/25/2030	23,505	23,044
	Intel Corp.	4.150%	8/5/2032	17,600	16,991
	Intel Corp.	4.000%	12/15/2032	13,700	13,073
	Intel Corp.	5.200%	2/10/2033	34,933	35,733
	Intel Corp.	4.600%	3/25/2040	3,274	2,978
	Intel Corp.	2.800%	8/12/2041	8,000	5,595
	Intel Corp.	4.800%	10/1/2041	12,072	10,910
	Intel Corp.	4.250%	12/15/2042	10,903	9,068
	Intel Corp.	5.625%	2/10/2043	19,000	18,739
	Intel Corp.	4.900%	7/29/2045	18,500	16,413
	Intel Corp.	4.100%	5/19/2046	21,725	17,100
	Intel Corp.	3.734%	12/8/2047	19,850	14,594
	Intel Corp.	3.250%	11/15/2049	44,204	29,398
	Intel Corp.	4.750%	3/25/2050	11,259	9,525
	Intel Corp.	3.050%	8/12/2051	7,300	4,627
	Intel Corp.	4.900%	8/5/2052	25,000	21,515
	Intel Corp.	5.700%	2/10/2053	33,686	32,575
	Intel Corp.	5.600%	2/21/2054	15,000	14,413
	Intel Corp.	3.100%	2/15/2060	10,100	5,984
	Intel Corp.	3.200%	8/12/2061	17,900	10,708
	Intel Corp.	5.050%	8/5/2062	17,696	15,184
	Intel Corp.	5.900%	2/10/2063	13,365	13,080
	International Business Machines Corp.	1.700%	5/15/2027	15,092	14,561
	International Business Machines Corp.	4.500%	2/6/2028	22,980	23,219
	International Business Machines Corp.	4.650%	2/10/2028	14,400	14,602
	International Business Machines Corp.	3.500%	5/15/2029	29,255	28,666
[3]	International Business Machines Corp.	4.800%	2/10/2030	11,300	11,564
	International Business Machines Corp.	1.950%	5/15/2030	32,620	29,538
[3]	International Business Machines Corp.	5.000%	2/10/2032	14,400	14,829
	International Business Machines Corp.	4.750%	2/6/2033	24,285	24,666
[3]	International Business Machines Corp.	5.200%	2/10/2035	22,802	23,415
	International Business Machines Corp.	4.150%	5/15/2039	10,697	9,599
	International Business Machines Corp.	2.850%	5/15/2040	9,810	7,408
	International Business Machines Corp.	4.000%	6/20/2042	21,966	18,659
	International Business Machines Corp.	4.250%	5/15/2049	40,865	33,781
	International Business Machines Corp.	2.950%	5/15/2050	12,255	8,043
	International Business Machines Corp.	4.900%	7/27/2052	7,054	6,396
	International Business Machines Corp.	5.100%	2/6/2053	9,490	8,892
[3]	International Business Machines Corp.	5.700%	2/10/2055	40,679	41,217
	Intuit Inc.	1.650%	7/15/2030	9,500	8,483
	Intuit Inc.	5.200%	9/15/2033	10,000	10,452
	Intuit Inc.	5.500%	9/15/2053	13,500	13,588
	Jabil Inc.	3.950%	1/12/2028	6,000	5,959
	Jabil Inc.	3.600%	1/15/2030	6,070	5,854
	Jabil Inc.	3.000%	1/15/2031	10,500	9,679
	Juniper Networks Inc.	3.750%	8/15/2029	9,025	8,813
	Juniper Networks Inc.	2.000%	12/10/2030	5,600	4,920
	Juniper Networks Inc.	5.950%	3/15/2041	8,680	8,729
	KLA Corp.	4.100%	3/15/2029	11,041	11,063
	KLA Corp.	4.650%	7/15/2032	5,000	5,073
	KLA Corp.	3.300%	3/1/2050	25,025	17,875
	KLA Corp.	4.950%	7/15/2052	12,460	11,643
	KLA Corp.	5.250%	7/15/2062	8,080	7,774
	Kyndryl Holdings Inc.	2.050%	10/15/2026	3,100	3,027
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,600	4,383
	Kyndryl Holdings Inc.	3.150%	10/15/2031	5,200	4,735
	Kyndryl Holdings Inc.	6.350%	2/20/2034	676	723
	Kyndryl Holdings Inc.	4.100%	10/15/2041	12,555	10,151
	Lam Research Corp.	4.000%	3/15/2029	11,580	11,571
	Lam Research Corp.	1.900%	6/15/2030	10,394	9,390
	Lam Research Corp.	4.875%	3/15/2049	11,046	10,315
	Lam Research Corp.	2.875%	6/15/2050	19,600	13,014
	Lam Research Corp.	3.125%	6/15/2060	4,900	3,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	4.375%	5/15/2030	700	698
	Leidos Inc.	2.300%	2/15/2031	32,955	29,397
	Leidos Inc.	5.750%	3/15/2033	5,512	5,821
	Leidos Inc.	5.500%	3/15/2035	10,279	10,644
	Marvell Technology Inc.	2.450%	4/15/2028	7,000	6,704
[3]	Marvell Technology Inc.	4.875%	6/22/2028	5,708	5,796
	Marvell Technology Inc.	5.750%	2/15/2029	4,675	4,876
	Marvell Technology Inc.	4.750%	7/15/2030	10,900	11,042
	Marvell Technology Inc.	5.450%	7/15/2035	14,100	14,545
	Microchip Technology Inc.	4.900%	3/15/2028	9,400	9,537
	Microchip Technology Inc.	5.050%	3/15/2029	49,812	50,924
	Microchip Technology Inc.	5.050%	2/15/2030	7,150	7,306
	Micron Technology Inc.	5.375%	4/15/2028	8,000	8,251
	Micron Technology Inc.	5.327%	2/6/2029	5,950	6,130
	Micron Technology Inc.	6.750%	11/1/2029	15,981	17,370
	Micron Technology Inc.	4.663%	2/15/2030	8,150	8,227
	Micron Technology Inc.	5.300%	1/15/2031	2,850	2,949
	Micron Technology Inc.	2.703%	4/15/2032	11,250	10,003
	Micron Technology Inc.	5.875%	2/9/2033	10,056	10,678
	Micron Technology Inc.	5.800%	1/15/2035	21,220	22,301
	Micron Technology Inc.	6.050%	11/1/2035	18,200	19,452
	Micron Technology Inc.	3.366%	11/1/2041	12,000	9,269
	Micron Technology Inc.	3.477%	11/1/2051	3,250	2,318
	Microsoft Corp.	3.300%	2/6/2027	51,038	50,736
	Microsoft Corp.	3.500%	2/12/2035	23,825	22,505
	Microsoft Corp.	3.450%	8/8/2036	46,559	42,527
	Microsoft Corp.	4.100%	2/6/2037	10,892	10,581
	Microsoft Corp.	3.700%	8/8/2046	33,025	27,167
	Microsoft Corp.	4.500%	6/15/2047	8,930	8,237
	Microsoft Corp.	2.525%	6/1/2050	102,192	64,654
	Microsoft Corp.	2.500%	9/15/2050	16,100	10,081
	Microsoft Corp.	2.921%	3/17/2052	92,454	62,795
	Microsoft Corp.	2.675%	6/1/2060	86,288	51,602
	Moody's Corp.	3.250%	1/15/2028	5,500	5,409
	Moody's Corp.	4.250%	2/1/2029	4,000	4,016
	Moody's Corp.	2.000%	8/19/2031	31,750	27,911
	Moody's Corp.	2.750%	8/19/2041	6,000	4,328
	Moody's Corp.	5.250%	7/15/2044	5,515	5,403
	Moody's Corp.	4.875%	12/17/2048	4,000	3,665
	Moody's Corp.	3.250%	5/20/2050	3,225	2,233
	Moody's Corp.	3.750%	2/25/2052	5,000	3,804
	Moody's Corp.	3.100%	11/29/2061	8,400	5,364
	Motorola Solutions Inc.	4.600%	2/23/2028	9,917	10,020
	Motorola Solutions Inc.	5.000%	4/15/2029	1,650	1,690
	Motorola Solutions Inc.	4.600%	5/23/2029	7,300	7,381
	Motorola Solutions Inc.	4.850%	8/15/2030	21,825	22,241
	Motorola Solutions Inc.	2.300%	11/15/2030	8,500	7,680
	Motorola Solutions Inc.	2.750%	5/24/2031	5,700	5,203
	Motorola Solutions Inc.	5.600%	6/1/2032	4,200	4,422
	Motorola Solutions Inc.	5.200%	8/15/2032	12,700	13,082
	Motorola Solutions Inc.	5.550%	8/15/2035	35,250	36,707
	Motorola Solutions Inc.	5.500%	9/1/2044	5,495	5,481
	MSCI Inc.	5.250%	9/1/2035	13,469	13,581
	NetApp Inc.	2.375%	6/22/2027	4,000	3,881
	NetApp Inc.	2.700%	6/22/2030	19,176	17,750
	NetApp Inc.	5.500%	3/17/2032	9,678	10,062
	NetApp Inc.	5.700%	3/17/2035	13,727	14,339
	Nokia OYJ	6.625%	5/15/2039	5,250	5,523
	Nordson Corp.	5.600%	9/15/2028	2,500	2,590
	Nordson Corp.	4.500%	12/15/2029	6,150	6,189
	Nordson Corp.	5.800%	9/15/2033	4,987	5,320
	NVIDIA Corp.	1.550%	6/15/2028	13,000	12,264
	NVIDIA Corp.	2.850%	4/1/2030	14,018	13,398
	NVIDIA Corp.	2.000%	6/15/2031	13,000	11,679
	NVIDIA Corp.	3.500%	4/1/2040	10,800	9,247
	NVIDIA Corp.	3.500%	4/1/2050	34,760	26,673
	NVIDIA Corp.	3.700%	4/1/2060	3,507	2,652
	NXP BV	3.150%	5/1/2027	8,000	7,875
	NXP BV	4.300%	8/19/2028	4,825	4,832
	NXP BV	5.550%	12/1/2028	5,000	5,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV	4.300%	6/18/2029	16,630	16,612
	NXP BV	3.400%	5/1/2030	11,240	10,776
	NXP BV	2.500%	5/11/2031	16,000	14,367
	NXP BV	2.650%	2/15/2032	17,210	15,302
	NXP BV	4.850%	8/19/2032	4,700	4,706
	NXP BV	5.250%	8/19/2035	9,650	9,745
	NXP BV	3.250%	5/11/2041	13,600	10,356
	Oracle Corp.	2.800%	4/1/2027	35,411	34,734
	Oracle Corp.	2.300%	3/25/2028	40,043	38,281
	Oracle Corp.	4.800%	8/3/2028	14,325	14,567
[3]	Oracle Corp.	4.200%	9/27/2029	51,784	51,654
	Oracle Corp.	6.150%	11/9/2029	12,700	13,544
	Oracle Corp.	2.950%	4/1/2030	40,649	38,298
	Oracle Corp.	3.250%	5/15/2030	10,000	9,524
	Oracle Corp.	4.450%	9/26/2030	35,451	35,440
	Oracle Corp.	2.875%	3/25/2031	55,513	51,008
	Oracle Corp.	5.250%	2/3/2032	16,863	17,380
	Oracle Corp.	4.800%	9/26/2032	35,450	35,502
	Oracle Corp.	6.250%	11/9/2032	16,900	18,365
	Oracle Corp.	4.900%	2/6/2033	6,800	6,866
	Oracle Corp.	4.300%	7/8/2034	30,283	28,949
	Oracle Corp.	4.700%	9/27/2034	19,135	18,683
	Oracle Corp.	5.500%	8/3/2035	24,781	25,495
	Oracle Corp.	5.200%	9/26/2035	49,236	49,488
	Oracle Corp.	3.850%	7/15/2036	16,490	14,683
	Oracle Corp.	3.800%	11/15/2037	10,400	8,979
	Oracle Corp.	6.500%	4/15/2038	2,179	2,387
	Oracle Corp.	6.125%	7/8/2039	5,092	5,380
	Oracle Corp.	3.600%	4/1/2040	24,870	19,967
	Oracle Corp.	5.375%	7/15/2040	40,800	40,005
	Oracle Corp.	3.650%	3/25/2041	28,908	23,078
	Oracle Corp.	4.500%	7/8/2044	11,844	10,113
	Oracle Corp.	4.125%	5/15/2045	21,375	17,169
	Oracle Corp.	5.875%	9/26/2045	36,700	36,827
	Oracle Corp.	4.000%	7/15/2046	35,033	27,266
	Oracle Corp.	4.000%	11/15/2047	8,300	6,420
	Oracle Corp.	3.600%	4/1/2050	70,020	49,296
	Oracle Corp.	3.950%	3/25/2051	11,800	8,779
	Oracle Corp.	6.900%	11/9/2052	30,735	34,229
	Oracle Corp.	5.550%	2/6/2053	40,099	37,846
	Oracle Corp.	5.375%	9/27/2054	23,016	21,149
	Oracle Corp.	6.000%	8/3/2055	23,107	23,200
	Oracle Corp.	5.950%	9/26/2055	46,020	45,879
	Oracle Corp.	3.850%	4/1/2060	48,674	33,427
	Oracle Corp.	4.100%	3/25/2061	15,225	10,941
	Oracle Corp.	5.500%	9/27/2064	8,515	7,791
	Oracle Corp.	6.125%	8/3/2065	35,044	35,197
	Oracle Corp.	6.100%	9/26/2065	18,202	18,189
	Paychex Inc.	5.100%	4/15/2030	16,300	16,768
	Paychex Inc.	5.350%	4/15/2032	21,050	21,839
	Paychex Inc.	5.600%	4/15/2035	12,510	13,096
	PayPal Holdings Inc.	2.650%	10/1/2026	15,300	15,112
	PayPal Holdings Inc.	4.450%	3/6/2028	2,747	2,777
	PayPal Holdings Inc.	2.850%	10/1/2029	21,109	20,127
	PayPal Holdings Inc.	2.300%	6/1/2030	16,750	15,427
	PayPal Holdings Inc.	5.150%	6/1/2034	33,445	34,454
	PayPal Holdings Inc.	5.100%	4/1/2035	17,817	18,226
	PayPal Holdings Inc.	3.250%	6/1/2050	23,200	16,289
	PayPal Holdings Inc.	5.050%	6/1/2052	1,000	939
	PayPal Holdings Inc.	5.500%	6/1/2054	8,600	8,609
	PayPal Holdings Inc.	5.250%	6/1/2062	5,000	4,755
	Qorvo Inc.	4.375%	10/15/2029	9,000	8,827
	QUALCOMM Inc.	3.250%	5/20/2027	15,500	15,368
	QUALCOMM Inc.	1.300%	5/20/2028	19,268	18,058
	QUALCOMM Inc.	2.150%	5/20/2030	14,485	13,302
	QUALCOMM Inc.	1.650%	5/20/2032	34,598	29,279
	QUALCOMM Inc.	4.750%	5/20/2032	2,600	2,652
	QUALCOMM Inc.	5.400%	5/20/2033	7,675	8,154
	QUALCOMM Inc.	5.000%	5/20/2035	15,000	15,306
	QUALCOMM Inc.	4.800%	5/20/2045	18,120	16,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.300%	5/20/2047	15,420	13,236
	QUALCOMM Inc.	3.250%	5/20/2050	6,840	4,835
	QUALCOMM Inc.	4.500%	5/20/2052	11,000	9,540
	QUALCOMM Inc.	6.000%	5/20/2053	12,000	12,900
	Quanta Services Inc.	4.750%	8/9/2027	13,800	13,957
	Quanta Services Inc.	4.300%	8/9/2028	19,175	19,268
	Quanta Services Inc.	2.900%	10/1/2030	9,025	8,428
	Quanta Services Inc.	4.500%	1/15/2031	19,625	19,624
	Quanta Services Inc.	5.250%	8/9/2034	8,100	8,293
	Quanta Services Inc.	5.100%	8/9/2035	15,775	15,826
	RELX Capital Inc.	4.000%	3/18/2029	14,177	14,102
	RELX Capital Inc.	4.750%	3/27/2030	3,516	3,590
	RELX Capital Inc.	3.000%	5/22/2030	5,598	5,303
	RELX Capital Inc.	4.750%	5/20/2032	5,325	5,423
	RELX Capital Inc.	5.250%	3/27/2035	2,758	2,847
	Roper Technologies Inc.	3.800%	12/15/2026	11,559	11,516
	Roper Technologies Inc.	1.400%	9/15/2027	17,709	16,836
	Roper Technologies Inc.	4.200%	9/15/2028	7,225	7,239
	Roper Technologies Inc.	4.250%	9/15/2028	4,786	4,808
	Roper Technologies Inc.	2.950%	9/15/2029	10,295	9,811
	Roper Technologies Inc.	2.000%	6/30/2030	13,776	12,382
	Roper Technologies Inc.	4.450%	9/15/2030	6,693	6,722
	Roper Technologies Inc.	4.900%	10/15/2034	11,400	11,404
	Roper Technologies Inc.	5.100%	9/15/2035	16,425	16,556
	S&P Global Inc.	2.450%	3/1/2027	6,000	5,878
	S&P Global Inc.	4.750%	8/1/2028	8,865	9,032
	S&P Global Inc.	2.700%	3/1/2029	24,000	22,932
	S&P Global Inc.	2.500%	12/1/2029	5,300	4,970
	S&P Global Inc.	1.250%	8/15/2030	7,400	6,448
	S&P Global Inc.	2.900%	3/1/2032	16,000	14,664
	S&P Global Inc.	5.250%	9/15/2033	15,000	15,711
	S&P Global Inc.	3.250%	12/1/2049	6,500	4,667
	S&P Global Inc.	3.700%	3/1/2052	7,820	6,022
	S&P Global Inc.	2.300%	8/15/2060	7,950	4,147
	S&P Global Inc.	3.900%	3/1/2062	5,545	4,256
	Salesforce Inc.	3.700%	4/11/2028	17,050	16,993
	Salesforce Inc.	1.500%	7/15/2028	11,500	10,800
	Salesforce Inc.	1.950%	7/15/2031	21,000	18,652
	Salesforce Inc.	2.700%	7/15/2041	14,930	10,978
	Salesforce Inc.	2.900%	7/15/2051	22,073	14,492
	Salesforce Inc.	3.050%	7/15/2061	14,205	8,943
	ServiceNow Inc.	1.400%	9/1/2030	15,600	13,660
	Skyworks Solutions Inc.	3.000%	6/1/2031	9,500	8,607
	Synopsys Inc.	4.550%	4/1/2027	3,438	3,460
	Synopsys Inc.	4.650%	4/1/2028	4,585	4,636
	Synopsys Inc.	4.850%	4/1/2030	4,181	4,259
	Synopsys Inc.	5.000%	4/1/2032	55,186	56,380
	Synopsys Inc.	5.150%	4/1/2035	20,405	20,740
	Synopsys Inc.	5.700%	4/1/2055	17,403	17,563
	TD SYNNEX Corp.	2.375%	8/9/2028	6,000	5,695
	Teledyne FLIR LLC	2.500%	8/1/2030	4,500	4,126
	Texas Instruments Inc.	2.900%	11/3/2027	7,497	7,365
	Texas Instruments Inc.	4.600%	2/15/2028	10,000	10,177
	Texas Instruments Inc.	2.250%	9/4/2029	29,906	28,021
	Texas Instruments Inc.	4.500%	5/23/2030	7,800	7,929
	Texas Instruments Inc.	1.900%	9/15/2031	3,900	3,443
	Texas Instruments Inc.	4.900%	3/14/2033	14,000	14,427
	Texas Instruments Inc.	5.100%	5/23/2035	2,500	2,578
	Texas Instruments Inc.	3.875%	3/15/2039	11,500	10,273
	Texas Instruments Inc.	4.150%	5/15/2048	16,533	13,832
	Texas Instruments Inc.	2.700%	9/15/2051	4,000	2,505
	Texas Instruments Inc.	4.100%	8/16/2052	3,750	3,042
	Texas Instruments Inc.	5.000%	3/14/2053	13,262	12,477
	Texas Instruments Inc.	5.150%	2/8/2054	8,654	8,355
	Texas Instruments Inc.	5.050%	5/18/2063	18,733	17,384
[3]	TR Finance LLC	5.500%	8/15/2035	3,075	3,191
[3]	TR Finance LLC	5.850%	4/15/2040	4,111	4,271
[3]	TR Finance LLC	5.650%	11/23/2043	2,750	2,766
	TSMC Arizona Corp.	1.750%	10/25/2026	13,050	12,729
	TSMC Arizona Corp.	3.875%	4/22/2027	6,725	6,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSMC Arizona Corp.	4.125%	4/22/2029	5,700	5,707
	TSMC Arizona Corp.	2.500%	10/25/2031	24,400	22,146
	TSMC Arizona Corp.	4.250%	4/22/2032	3,350	3,364
	TSMC Arizona Corp.	3.125%	10/25/2041	10,500	8,545
	TSMC Arizona Corp.	3.250%	10/25/2051	16,850	12,889
	TSMC Arizona Corp.	4.500%	4/22/2052	9,900	9,372
	Verisk Analytics Inc.	4.125%	3/15/2029	10,090	10,071
	Verisk Analytics Inc.	4.500%	8/15/2030	9,575	9,607
	Verisk Analytics Inc.	5.250%	6/5/2034	10,250	10,565
	Verisk Analytics Inc.	5.250%	3/15/2035	6,608	6,733
	Verisk Analytics Inc.	5.125%	2/15/2036	7,400	7,469
	Verisk Analytics Inc.	3.625%	5/15/2050	13,900	10,377
	VMware LLC	4.650%	5/15/2027	17,000	17,117
	VMware LLC	3.900%	8/21/2027	27,579	27,479
	VMware LLC	1.800%	8/15/2028	8,000	7,502
	VMware LLC	4.700%	5/15/2030	11,254	11,397
	VMware LLC	2.200%	8/15/2031	16,300	14,361
	Western Digital Corp.	2.850%	2/1/2029	5,095	4,797
	Western Digital Corp.	3.100%	2/1/2032	5,500	4,976
	Workday Inc.	3.500%	4/1/2027	14,875	14,746
	Workday Inc.	3.700%	4/1/2029	8,200	8,077
	Workday Inc.	3.800%	4/1/2032	15,512	14,820
	Xilinx Inc.	2.375%	6/1/2030	8,300	7,677
					7,650,714
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/2028	9,350	9,280
	AEP Texas Inc.	5.450%	5/15/2029	5,000	5,188
[3]	AEP Texas Inc.	2.100%	7/1/2030	7,857	7,084
	AEP Texas Inc.	5.400%	6/1/2033	1,359	1,397
	AEP Texas Inc.	5.700%	5/15/2034	10,434	10,860
	AEP Texas Inc.	3.800%	10/1/2047	6,000	4,492
[3]	AEP Texas Inc.	4.150%	5/1/2049	1,000	781
[3]	AEP Texas Inc.	3.450%	1/15/2050	6,126	4,258
	AEP Texas Inc.	5.250%	5/15/2052	1,450	1,339
	AEP Texas Inc.	5.850%	10/15/2055	18,946	18,908
	AEP Transmission Co. LLC	3.100%	12/1/2026	3,000	2,967
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,500	2,551
	AEP Transmission Co. LLC	4.000%	12/1/2046	4,071	3,298
	AEP Transmission Co. LLC	3.750%	12/1/2047	4,750	3,683
	AEP Transmission Co. LLC	4.250%	9/15/2048	4,070	3,391
	AEP Transmission Co. LLC	3.800%	6/15/2049	3,925	3,022
	AEP Transmission Co. LLC	3.150%	9/15/2049	9,090	6,230
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	3,250	2,453
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	5,200	3,298
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	6,000	5,184
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,300	1,289
	AES Corp.	5.450%	6/1/2028	18,000	18,431
	AES Corp.	2.450%	1/15/2031	12,500	11,198
	AES Corp.	5.800%	3/15/2032	11,944	12,347
	Alabama Power Co.	3.750%	9/1/2027	17,600	17,572
[3]	Alabama Power Co.	1.450%	9/15/2030	8,800	7,713
[3]	Alabama Power Co.	4.300%	3/15/2031	4,400	4,397
	Alabama Power Co.	3.050%	3/15/2032	9,080	8,383
	Alabama Power Co.	3.940%	9/1/2032	10,640	10,319
	Alabama Power Co.	5.850%	11/15/2033	6,000	6,437
	Alabama Power Co.	5.100%	4/2/2035	11,818	12,076
	Alabama Power Co.	6.125%	5/15/2038	1,900	2,084
	Alabama Power Co.	6.000%	3/1/2039	5,742	6,200
	Alabama Power Co.	3.850%	12/1/2042	3,350	2,766
	Alabama Power Co.	4.150%	8/15/2044	3,650	3,102
	Alabama Power Co.	3.750%	3/1/2045	6,825	5,459
	Alabama Power Co.	4.300%	1/2/2046	14,950	12,818
[3]	Alabama Power Co.	3.700%	12/1/2047	5,075	3,938
	Alabama Power Co.	3.450%	10/1/2049	12,473	9,119
	Alabama Power Co.	3.125%	7/15/2051	13,924	9,451
	Alabama Power Co.	3.000%	3/15/2052	3,580	2,372
	Alliant Energy Corp.	5.750%	4/1/2056	2,714	2,718
	Ameren Corp.	5.700%	12/1/2026	3,065	3,113
	Ameren Corp.	1.950%	3/15/2027	6,000	5,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	1.750%	3/15/2028	5,000	4,718
	Ameren Corp.	5.000%	1/15/2029	7,100	7,261
	Ameren Corp.	3.500%	1/15/2031	27,572	26,330
	Ameren Corp.	5.375%	3/15/2035	15,677	16,096
	Ameren Illinois Co.	3.800%	5/15/2028	4,875	4,856
	Ameren Illinois Co.	1.550%	11/15/2030	5,000	4,379
	Ameren Illinois Co.	3.850%	9/1/2032	2,500	2,402
	Ameren Illinois Co.	4.950%	6/1/2033	8,175	8,381
	Ameren Illinois Co.	3.700%	12/1/2047	8,836	6,898
	Ameren Illinois Co.	4.500%	3/15/2049	1,450	1,260
	Ameren Illinois Co.	3.250%	3/15/2050	3,165	2,218
	Ameren Illinois Co.	2.900%	6/15/2051	3,500	2,260
	Ameren Illinois Co.	5.900%	12/1/2052	8,500	8,915
	Ameren Illinois Co.	5.550%	7/1/2054	700	709
	Ameren Illinois Co.	5.625%	3/1/2055	8,902	9,074
	American Electric Power Co. Inc.	5.750%	11/1/2027	5,641	5,819
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,925	2,869
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	13,834	13,888
	American Electric Power Co. Inc.	5.200%	1/15/2029	2,750	2,836
	American Electric Power Co. Inc.	2.300%	3/1/2030	4,700	4,299
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,500	3,754
	American Electric Power Co. Inc.	5.625%	3/1/2033	13,439	14,129
	American Electric Power Co. Inc.	3.250%	3/1/2050	3,550	2,377
	American Electric Power Co. Inc.	6.950%	12/15/2054	9,105	9,867
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,500	9,933
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	9,627	9,596
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	5,415	5,426
	American Electric Power Co. Inc.	3.875%	2/15/2062	7,850	7,598
	American Water Capital Corp.	2.950%	9/1/2027	11,000	10,792
	American Water Capital Corp.	3.450%	6/1/2029	7,120	6,957
	American Water Capital Corp.	2.800%	5/1/2030	3,000	2,827
	American Water Capital Corp.	2.300%	6/1/2031	15,000	13,467
	American Water Capital Corp.	4.450%	6/1/2032	2,200	2,196
	American Water Capital Corp.	5.150%	3/1/2034	7,500	7,731
	American Water Capital Corp.	5.250%	3/1/2035	24,703	25,343
	American Water Capital Corp.	3.750%	9/1/2047	11,935	9,280
	American Water Capital Corp.	4.200%	9/1/2048	5,293	4,383
	American Water Capital Corp.	3.250%	6/1/2051	9,500	6,562
	American Water Capital Corp.	5.700%	9/1/2055	17,528	17,799
[3]	Appalachian Power Co.	2.700%	4/1/2031	12,000	10,929
[3]	Appalachian Power Co.	4.500%	8/1/2032	8,524	8,435
	Appalachian Power Co.	7.000%	4/1/2038	10,752	12,179
	Appalachian Power Co.	4.400%	5/15/2044	8,395	7,095
	Appalachian Power Co.	4.450%	6/1/2045	3,125	2,644
[3]	Appalachian Power Co.	4.500%	3/1/2049	1,291	1,079
	Arizona Public Service Co.	2.950%	9/15/2027	5,300	5,196
	Arizona Public Service Co.	2.600%	8/15/2029	3,000	2,816
	Arizona Public Service Co.	6.350%	12/15/2032	14,446	15,796
	Arizona Public Service Co.	5.550%	8/1/2033	11,840	12,390
	Arizona Public Service Co.	5.700%	8/15/2034	7,102	7,444
	Arizona Public Service Co.	5.050%	9/1/2041	1,505	1,424
	Arizona Public Service Co.	4.500%	4/1/2042	875	770
	Arizona Public Service Co.	4.350%	11/15/2045	3,000	2,532
	Arizona Public Service Co.	3.750%	5/15/2046	2,250	1,736
	Arizona Public Service Co.	4.200%	8/15/2048	2,700	2,198
	Arizona Public Service Co.	3.350%	5/15/2050	2,669	1,875
	Arizona Public Service Co.	2.650%	9/15/2050	10,000	6,206
	Arizona Public Service Co.	5.900%	8/15/2055	13,250	13,589
	Atlantic City Electric Co.	2.300%	3/15/2031	3,500	3,144
	Atmos Energy Corp.	3.000%	6/15/2027	5,800	5,721
	Atmos Energy Corp.	2.625%	9/15/2029	4,750	4,492
	Atmos Energy Corp.	1.500%	1/15/2031	5,500	4,780
	Atmos Energy Corp.	5.450%	10/15/2032	1,700	1,794
	Atmos Energy Corp.	5.900%	11/15/2033	9,750	10,572
[3]	Atmos Energy Corp.	5.200%	8/15/2035	29,200	29,899
	Atmos Energy Corp.	5.500%	6/15/2041	4,660	4,809
	Atmos Energy Corp.	4.150%	1/15/2043	3,435	2,951
	Atmos Energy Corp.	4.125%	10/15/2044	4,915	4,199
	Atmos Energy Corp.	3.375%	9/15/2049	2,570	1,851
	Atmos Energy Corp.	2.850%	2/15/2052	9,304	5,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	5.750%	10/15/2052	6,000	6,169
	Atmos Energy Corp.	6.200%	11/15/2053	11,600	12,736
	Atmos Energy Corp.	5.000%	12/15/2054	8,638	8,054
[6]	Atmos Energy Corp.	5.450%	1/15/2056	10,435	10,320
	Avangrid Inc.	3.800%	6/1/2029	3,900	3,830
	Avista Corp.	4.350%	6/1/2048	8,200	6,882
	Avista Corp.	4.000%	4/1/2052	4,000	3,112
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	6,000	5,378
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	7,525	7,817
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	27,250	28,320
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	3,551	3,960
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	4,450	3,459
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	4,000	2,768
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	4,168	2,715
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	18,475	16,013
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	7,887	7,737
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	9,868	10,055
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	9,950	9,748
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	29,086	25,185
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	18,300	19,911
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	11,875	11,534
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	11,148	8,597
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	4,006	3,416
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	25,738	21,053
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	16,845	10,686
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	4,250	3,659
	Black Hills Corp.	3.150%	1/15/2027	3,375	3,330
	Black Hills Corp.	5.950%	3/15/2028	2,500	2,596
	Black Hills Corp.	3.050%	10/15/2029	8,905	8,463
	Black Hills Corp.	2.500%	6/15/2030	5,000	4,601
[6]	Black Hills Corp.	4.550%	1/31/2031	3,650	3,652
	Black Hills Corp.	4.350%	5/1/2033	11,245	10,844
	Black Hills Corp.	6.000%	1/15/2035	8,885	9,460
	Black Hills Corp.	4.200%	9/15/2046	3,200	2,577
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	4,000	4,127
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	4,389	4,488
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,100	3,691
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	4,000	3,657
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	2,500	2,484
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	6,250	6,359
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	9,506	9,719
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,950	8,039
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,114	12,074
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	3,200	2,540
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	1,675	1,347
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	6,279	5,267
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	8,100	5,293
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,000	4,276
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	3,650	2,712
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	5,521	5,037
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	2,400	2,348
	CenterPoint Energy Inc.	5.400%	6/1/2029	13,470	13,940
	CenterPoint Energy Inc.	2.950%	3/1/2030	7,230	6,816
	CenterPoint Energy Inc.	2.650%	6/1/2031	3,000	2,715
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	6,700	7,007
	CenterPoint Energy Inc.	6.700%	5/15/2055	16,425	16,952
[6]	CenterPoint Energy Inc.	5.950%	4/1/2056	6,424	6,424
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	4,500	4,616
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	7,040	7,009
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,000	885
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	18,697	18,470
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,590	1,642
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,700	2,787
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	8,025	7,032
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	4,539	4,820
	CMS Energy Corp.	3.450%	8/15/2027	2,975	2,934
	CMS Energy Corp.	4.875%	3/1/2044	8,205	7,434
[3]	CMS Energy Corp.	4.750%	6/1/2050	7,600	7,410
	CMS Energy Corp.	3.750%	12/1/2050	2,000	1,839
	CMS Energy Corp.	6.500%	6/1/2055	8,353	8,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	3,075	3,020
	Commonwealth Edison Co.	3.700%	8/15/2028	11,173	11,082
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	6,000	5,543
	Commonwealth Edison Co.	4.900%	2/1/2033	2,500	2,549
	Commonwealth Edison Co.	5.300%	6/1/2034	2,400	2,505
	Commonwealth Edison Co.	5.900%	3/15/2036	4,020	4,319
	Commonwealth Edison Co.	6.450%	1/15/2038	3,770	4,203
	Commonwealth Edison Co.	4.600%	8/15/2043	2,500	2,270
	Commonwealth Edison Co.	3.700%	3/1/2045	5,650	4,465
	Commonwealth Edison Co.	4.350%	11/15/2045	6,495	5,591
	Commonwealth Edison Co.	3.650%	6/15/2046	1,708	1,322
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	6,000	4,672
	Commonwealth Edison Co.	4.000%	3/1/2049	5,274	4,209
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	8,525	5,923
	Commonwealth Edison Co.	3.000%	3/1/2050	12,000	7,979
[3]	Commonwealth Edison Co.	3.125%	3/15/2051	7,000	4,728
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	14,230	10,924
	Commonwealth Edison Co.	5.300%	2/1/2053	3,500	3,394
	Commonwealth Edison Co.	5.650%	6/1/2054	2,250	2,289
	Commonwealth Edison Co.	5.950%	6/1/2055	30,725	32,726
[3]	Connecticut Light & Power Co.	3.200%	3/15/2027	5,200	5,145
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,250	8,484
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,000	3,040
	Connecticut Light & Power Co.	4.950%	8/15/2034	1,125	1,140
	Connecticut Light & Power Co.	4.300%	4/15/2044	5,430	4,737
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	4,650	3,909
	Connecticut Light & Power Co.	4.000%	4/1/2048	11,855	9,575
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,220	1,177
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,487	1,461
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	3,300	3,197
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	14,292	12,984
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	6,551	6,813
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	17,000	17,884
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,250	1,302
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	2,050	2,114
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	14,250	14,625
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	10,765	11,503
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	3,014	3,299
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	810	895
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	8,525	9,774
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	8,525	8,748
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	5,535	5,734
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,577	7,954
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	8,646	7,625
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	7,732	6,806
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	5,500	4,409
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	17,025	13,429
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	7,500	6,656
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,781	3,879
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	9,865	10,618
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	9,600	10,035
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	15,800	16,167
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	5,000	4,303
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	11,232	11,125
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,430	5,997
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	15,772	13,165
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	7,500	5,379
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	4,580	3,203
	Constellation Energy Generation LLC	5.600%	3/1/2028	7,704	7,961
	Constellation Energy Generation LLC	5.800%	3/1/2033	19,200	20,500
	Constellation Energy Generation LLC	6.125%	1/15/2034	4,090	4,454
	Constellation Energy Generation LLC	5.750%	10/1/2041	7,650	7,842
	Constellation Energy Generation LLC	5.600%	6/15/2042	9,048	9,161
	Constellation Energy Generation LLC	6.500%	10/1/2053	15,000	16,680
	Constellation Energy Generation LLC	5.750%	3/15/2054	7,364	7,469
	Consumers Energy Co.	4.650%	3/1/2028	2,500	2,534
	Consumers Energy Co.	3.800%	11/15/2028	3,000	2,982
	Consumers Energy Co.	4.900%	2/15/2029	7,864	8,062
	Consumers Energy Co.	4.600%	5/30/2029	4,500	4,573
	Consumers Energy Co.	4.700%	1/15/2030	8,090	8,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	4.500%	1/15/2031	1,750	1,767
	Consumers Energy Co.	3.600%	8/15/2032	8,029	7,618
	Consumers Energy Co.	4.625%	5/15/2033	4,500	4,505
	Consumers Energy Co.	5.050%	5/15/2035	11,200	11,392
	Consumers Energy Co.	3.950%	5/15/2043	13,680	11,423
	Consumers Energy Co.	3.250%	8/15/2046	3,325	2,459
	Consumers Energy Co.	3.950%	7/15/2047	2,950	2,398
	Consumers Energy Co.	4.050%	5/15/2048	4,306	3,545
	Consumers Energy Co.	4.350%	4/15/2049	5,400	4,625
	Consumers Energy Co.	3.750%	2/15/2050	3,000	2,305
	Consumers Energy Co.	3.100%	8/15/2050	10,250	7,036
	Consumers Energy Co.	3.500%	8/1/2051	8,082	6,005
	Consumers Energy Co.	2.650%	8/15/2052	1,433	901
	Consumers Energy Co.	4.200%	9/1/2052	4,204	3,472
[8]	Dayton Power & Light Co.	4.550%	8/15/2030	4,900	4,889
	Delmarva Power & Light Co.	4.150%	5/15/2045	5,425	4,594
[3]	Dominion Energy Inc.	3.600%	3/15/2027	4,000	3,970
	Dominion Energy Inc.	4.600%	5/15/2028	4,525	4,571
	Dominion Energy Inc.	4.250%	6/1/2028	6,624	6,635
[3]	Dominion Energy Inc.	3.375%	4/1/2030	19,524	18,760
	Dominion Energy Inc.	5.000%	6/15/2030	5,000	5,127
[3]	Dominion Energy Inc.	2.250%	8/15/2031	3,000	2,654
[3]	Dominion Energy Inc.	4.350%	8/15/2032	6,530	6,400
	Dominion Energy Inc.	5.375%	11/15/2032	14,400	14,971
[3]	Dominion Energy Inc.	6.300%	3/15/2033	8,175	8,835
[3]	Dominion Energy Inc.	5.250%	8/1/2033	6,000	6,160
	Dominion Energy Inc.	5.450%	3/15/2035	5,910	6,058
[3]	Dominion Energy Inc.	5.950%	6/15/2035	8,640	9,201
	Dominion Energy Inc.	7.000%	6/15/2038	4,900	5,599
[3]	Dominion Energy Inc.	3.300%	4/15/2041	10,100	7,691
[3]	Dominion Energy Inc.	4.900%	8/1/2041	10,135	9,384
[3]	Dominion Energy Inc.	4.050%	9/15/2042	5,214	4,289
	Dominion Energy Inc.	4.700%	12/1/2044	3,375	2,968
[3]	Dominion Energy Inc.	4.600%	3/15/2049	3,100	2,620
[3]	Dominion Energy Inc.	4.850%	8/15/2052	7,426	6,458
[3]	Dominion Energy Inc.	7.000%	6/1/2054	6,325	6,874
[3]	Dominion Energy Inc.	6.875%	2/1/2055	2,800	2,935
	Dominion Energy Inc.	6.625%	5/15/2055	11,800	12,238
[3]	Dominion Energy Inc.	6.000%	2/15/2056	9,750	9,817
	Dominion Energy Inc.	6.200%	2/15/2056	15,100	15,215
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	3,500	3,099
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,525	2,817
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	2,300	2,389
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	2,750	2,846
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	8,550	9,217
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	1,525	1,549
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	5,458	4,940
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	6,500	7,143
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	8,009	7,294
	DTE Electric Co.	4.850%	12/1/2026	2,114	2,137
	DTE Electric Co.	4.250%	5/14/2027	1,500	1,508
[3]	DTE Electric Co.	1.900%	4/1/2028	6,400	6,086
	DTE Electric Co.	2.250%	3/1/2030	20,951	19,326
[3]	DTE Electric Co.	2.625%	3/1/2031	7,985	7,331
	DTE Electric Co.	5.200%	4/1/2033	21,785	22,633
	DTE Electric Co.	5.200%	3/1/2034	16,114	16,674
	DTE Electric Co.	5.250%	5/15/2035	10,500	10,814
[3]	DTE Electric Co.	4.000%	4/1/2043	1,971	1,655
	DTE Electric Co.	3.700%	3/15/2045	1,750	1,381
	DTE Electric Co.	3.750%	8/15/2047	6,927	5,399
	DTE Electric Co.	3.950%	3/1/2049	8,800	7,083
	DTE Electric Co.	2.950%	3/1/2050	4,450	2,998
[3]	DTE Electric Co.	3.250%	4/1/2051	1,000	702
	DTE Electric Co.	5.400%	4/1/2053	5,561	5,505
	DTE Electric Co.	5.850%	5/15/2055	36,100	37,928
	DTE Energy Co.	2.850%	10/1/2026	33,494	33,076
	DTE Energy Co.	4.950%	7/1/2027	1,350	1,367
	DTE Energy Co.	4.875%	6/1/2028	7,035	7,157
[3]	DTE Energy Co.	3.400%	6/15/2029	16,552	16,011
	DTE Energy Co.	2.950%	3/1/2030	2,625	2,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	5.200%	4/1/2030	6,781	6,988
	DTE Energy Co.	5.850%	6/1/2034	19,001	20,207
	DTE Energy Co.	5.050%	10/1/2035	13,100	13,025
	Duke Energy Carolinas LLC	3.950%	11/15/2028	7,000	6,999
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	3,694	3,893
	Duke Energy Carolinas LLC	2.450%	8/15/2029	6,000	5,643
	Duke Energy Carolinas LLC	2.450%	2/1/2030	6,100	5,684
	Duke Energy Carolinas LLC	4.850%	3/15/2030	4,175	4,291
	Duke Energy Carolinas LLC	2.550%	4/15/2031	6,150	5,630
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5,000	4,558
	Duke Energy Carolinas LLC	6.450%	10/15/2032	6,575	7,280
	Duke Energy Carolinas LLC	4.950%	1/15/2033	26,480	27,252
	Duke Energy Carolinas LLC	4.850%	1/15/2034	8,000	8,096
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	6,350	6,571
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,525	1,644
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,975	4,300
	Duke Energy Carolinas LLC	6.050%	4/15/2038	6,175	6,694
	Duke Energy Carolinas LLC	5.300%	2/15/2040	19,590	19,893
	Duke Energy Carolinas LLC	4.250%	12/15/2041	11,455	10,117
	Duke Energy Carolinas LLC	4.000%	9/30/2042	11,370	9,647
	Duke Energy Carolinas LLC	3.875%	3/15/2046	19,224	15,505
	Duke Energy Carolinas LLC	3.700%	12/1/2047	6,135	4,711
	Duke Energy Carolinas LLC	3.950%	3/15/2048	9,613	7,701
	Duke Energy Carolinas LLC	3.200%	8/15/2049	11,715	8,189
	Duke Energy Carolinas LLC	3.450%	4/15/2051	5,500	3,973
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,550	1,876
	Duke Energy Carolinas LLC	5.350%	1/15/2053	8,493	8,321
	Duke Energy Carolinas LLC	5.400%	1/15/2054	25,000	24,827
	Duke Energy Corp.	4.850%	1/5/2027	1,590	1,606
	Duke Energy Corp.	3.150%	8/15/2027	10,125	9,963
	Duke Energy Corp.	5.000%	12/8/2027	4,930	5,021
	Duke Energy Corp.	4.300%	3/15/2028	13,400	13,463
	Duke Energy Corp.	3.400%	6/15/2029	13,450	13,074
	Duke Energy Corp.	2.450%	6/1/2030	15,000	13,817
	Duke Energy Corp.	2.550%	6/15/2031	14,400	13,025
	Duke Energy Corp.	4.500%	8/15/2032	15,331	15,238
	Duke Energy Corp.	5.750%	9/15/2033	15,000	15,929
	Duke Energy Corp.	5.450%	6/15/2034	3,725	3,877
	Duke Energy Corp.	4.950%	9/15/2035	21,500	21,358
	Duke Energy Corp.	4.800%	12/15/2045	9,966	8,891
	Duke Energy Corp.	3.750%	9/1/2046	32,809	25,177
	Duke Energy Corp.	3.950%	8/15/2047	13,187	10,262
	Duke Energy Corp.	4.200%	6/15/2049	10,234	8,199
	Duke Energy Corp.	3.500%	6/15/2051	7,100	5,006
	Duke Energy Corp.	5.000%	8/15/2052	2,754	2,481
	Duke Energy Corp.	6.100%	9/15/2053	8,300	8,737
	Duke Energy Corp.	5.800%	6/15/2054	21,011	21,243
	Duke Energy Corp.	6.450%	9/1/2054	6,300	6,658
	Duke Energy Corp.	3.250%	1/15/2082	4,000	3,858
	Duke Energy Florida LLC	3.200%	1/15/2027	11,425	11,327
	Duke Energy Florida LLC	3.800%	7/15/2028	4,825	4,806
	Duke Energy Florida LLC	2.500%	12/1/2029	23,057	21,695
	Duke Energy Florida LLC	1.750%	6/15/2030	7,100	6,359
	Duke Energy Florida LLC	2.400%	12/15/2031	1,740	1,564
	Duke Energy Florida LLC	6.350%	9/15/2037	3,275	3,641
	Duke Energy Florida LLC	6.400%	6/15/2038	5,150	5,782
	Duke Energy Florida LLC	5.650%	4/1/2040	6,300	6,567
	Duke Energy Florida LLC	3.850%	11/15/2042	1,000	826
	Duke Energy Florida LLC	3.400%	10/1/2046	2,665	1,971
	Duke Energy Florida LLC	4.200%	7/15/2048	3,550	2,914
	Duke Energy Florida LLC	3.000%	12/15/2051	14,300	9,360
	Duke Energy Florida LLC	5.950%	11/15/2052	12,595	13,263
	Duke Energy Florida LLC	6.200%	11/15/2053	19,595	21,427
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	1,942	1,872
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,000	2,064
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,740	2,997
	Duke Energy Indiana LLC	6.350%	8/15/2038	3,725	4,137
	Duke Energy Indiana LLC	6.450%	4/1/2039	968	1,081
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,960	4,635
	Duke Energy Indiana LLC	3.750%	5/15/2046	15,440	12,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	2,635	1,838
	Duke Energy Indiana LLC	2.750%	4/1/2050	6,972	4,423
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,650	1,725
	Duke Energy Ohio Inc.	3.650%	2/1/2029	7,265	7,179
	Duke Energy Ohio Inc.	2.125%	6/1/2030	2,700	2,465
	Duke Energy Ohio Inc.	5.250%	4/1/2033	7,583	7,865
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,825	1,882
	Duke Energy Ohio Inc.	3.700%	6/15/2046	4,766	3,694
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5,800	4,848
	Duke Energy Ohio Inc.	5.650%	4/1/2053	3,010	3,033
	Duke Energy Ohio Inc.	5.550%	3/15/2054	3,000	3,004
	Duke Energy Progress LLC	4.350%	3/6/2027	3,504	3,531
	Duke Energy Progress LLC	3.700%	9/1/2028	5,650	5,608
	Duke Energy Progress LLC	3.450%	3/15/2029	12,912	12,655
	Duke Energy Progress LLC	2.000%	8/15/2031	12,400	10,910
	Duke Energy Progress LLC	5.250%	3/15/2033	7,600	7,906
	Duke Energy Progress LLC	5.100%	3/15/2034	11,000	11,321
	Duke Energy Progress LLC	5.050%	3/15/2035	25,222	25,664
	Duke Energy Progress LLC	6.300%	4/1/2038	4,220	4,653
	Duke Energy Progress LLC	4.100%	5/15/2042	5,425	4,654
	Duke Energy Progress LLC	4.100%	3/15/2043	6,345	5,399
	Duke Energy Progress LLC	4.375%	3/30/2044	6,175	5,373
	Duke Energy Progress LLC	4.150%	12/1/2044	3,825	3,244
	Duke Energy Progress LLC	4.200%	8/15/2045	3,425	2,904
	Duke Energy Progress LLC	3.700%	10/15/2046	4,200	3,259
	Duke Energy Progress LLC	3.600%	9/15/2047	2,825	2,141
	Duke Energy Progress LLC	2.500%	8/15/2050	2,400	1,437
	Duke Energy Progress LLC	2.900%	8/15/2051	10,923	6,996
	Duke Energy Progress LLC	4.000%	4/1/2052	4,000	3,161
	Duke Energy Progress LLC	5.350%	3/15/2053	1,395	1,359
	Duke Energy Progress LLC	5.550%	3/15/2055	10,896	10,944
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,594	1,525
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	3,400	2,898
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	3,425	2,625
[8]	East Ohio Gas Co.	2.000%	6/15/2030	1,000	900
	Edison International	5.750%	6/15/2027	16,000	16,190
	Edison International	4.125%	3/15/2028	1,647	1,617
	Edison International	5.250%	11/15/2028	14,500	14,613
	Edison International	5.450%	6/15/2029	12,025	12,131
	Edison International	6.950%	11/15/2029	6,200	6,583
	Edison International	5.250%	3/15/2032	2,339	2,318
	El Paso Electric Co.	6.000%	5/15/2035	800	832
	El Paso Electric Co.	5.000%	12/1/2044	3,200	2,824
	Emera US Finance LP	4.750%	6/15/2046	16,925	14,606
	Enel Americas SA	4.000%	10/25/2026	4,115	4,107
	Enel Chile SA	4.875%	6/12/2028	10,875	11,051
	Entergy Arkansas LLC	4.000%	6/1/2028	2,000	1,997
	Entergy Arkansas LLC	5.150%	1/15/2033	1,500	1,552
	Entergy Arkansas LLC	5.450%	6/1/2034	7,365	7,703
	Entergy Arkansas LLC	4.200%	4/1/2049	4,668	3,820
	Entergy Arkansas LLC	2.650%	6/15/2051	13,359	8,102
	Entergy Arkansas LLC	3.350%	6/15/2052	5,000	3,469
	Entergy Corp.	1.900%	6/15/2028	7,000	6,599
	Entergy Corp.	2.800%	6/15/2030	8,541	7,964
	Entergy Corp.	2.400%	6/15/2031	7,550	6,750
	Entergy Corp.	3.750%	6/15/2050	9,319	6,856
	Entergy Corp.	7.125%	12/1/2054	13,500	14,136
	Entergy Louisiana LLC	2.400%	10/1/2026	4,235	4,165
	Entergy Louisiana LLC	3.120%	9/1/2027	5,600	5,521
	Entergy Louisiana LLC	3.250%	4/1/2028	4,700	4,626
	Entergy Louisiana LLC	1.600%	12/15/2030	3,200	2,809
	Entergy Louisiana LLC	3.050%	6/1/2031	6,055	5,678
	Entergy Louisiana LLC	2.350%	6/15/2032	17,500	15,359
	Entergy Louisiana LLC	4.000%	3/15/2033	12,845	12,332
	Entergy Louisiana LLC	5.350%	3/15/2034	3,850	3,993
	Entergy Louisiana LLC	3.100%	6/15/2041	5,706	4,340
	Entergy Louisiana LLC	4.200%	9/1/2048	9,306	7,644
	Entergy Louisiana LLC	4.200%	4/1/2050	6,200	5,031
	Entergy Louisiana LLC	2.900%	3/15/2051	6,738	4,318
	Entergy Louisiana LLC	4.750%	9/15/2052	12,140	10,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	5.700%	3/15/2054	20,612	20,808
	Entergy Louisiana LLC	5.800%	3/15/2055	17,750	18,207
	Entergy Mississippi LLC	2.850%	6/1/2028	8,225	7,980
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,072
	Entergy Mississippi LLC	3.850%	6/1/2049	10,525	8,155
	Entergy Mississippi LLC	3.500%	6/1/2051	8,500	6,032
	Entergy Mississippi LLC	5.850%	6/1/2054	5,350	5,480
	Entergy Mississippi LLC	5.800%	4/15/2055	6,835	7,002
	Entergy Texas Inc.	4.000%	3/30/2029	4,962	4,936
	Entergy Texas Inc.	1.750%	3/15/2031	6,000	5,241
	Entergy Texas Inc.	5.250%	4/15/2035	2,035	2,086
	Entergy Texas Inc.	4.500%	3/30/2039	3,000	2,786
	Entergy Texas Inc.	3.550%	9/30/2049	5,585	4,050
	Entergy Texas Inc.	5.800%	9/1/2053	2,000	2,028
	Entergy Texas Inc.	5.550%	9/15/2054	2,750	2,705
	Essential Utilities Inc.	4.800%	8/15/2027	10,196	10,311
	Essential Utilities Inc.	3.566%	5/1/2029	8,836	8,604
	Essential Utilities Inc.	2.704%	4/15/2030	6,000	5,584
	Essential Utilities Inc.	5.375%	1/15/2034	5,000	5,123
	Essential Utilities Inc.	4.276%	5/1/2049	4,300	3,453
	Essential Utilities Inc.	3.351%	4/15/2050	5,000	3,408
	Evergy Inc.	2.900%	9/15/2029	22,500	21,329
	Evergy Inc.	6.650%	6/1/2055	5,850	5,984
	Evergy Kansas Central Inc.	3.100%	4/1/2027	4,500	4,443
	Evergy Kansas Central Inc.	5.250%	3/15/2035	1,200	1,222
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,190	4,436
	Evergy Kansas Central Inc.	4.100%	4/1/2043	4,055	3,399
	Evergy Kansas Central Inc.	4.250%	12/1/2045	3,910	3,300
	Evergy Kansas Central Inc.	3.450%	4/15/2050	8,096	5,775
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,656	2,682
[3]	Evergy Metro Inc.	2.250%	6/1/2030	3,300	3,022
	Evergy Metro Inc.	4.950%	4/15/2033	4,000	4,061
	Evergy Metro Inc.	5.400%	4/1/2034	13,000	13,511
	Evergy Metro Inc.	5.125%	8/15/2035	10,727	10,851
	Evergy Metro Inc.	5.300%	10/1/2041	3,355	3,316
	Evergy Metro Inc.	4.200%	6/15/2047	5,255	4,345
	Evergy Metro Inc.	4.200%	3/15/2048	3,000	2,469
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,358
	Eversource Energy	5.000%	1/1/2027	6,667	6,729
	Eversource Energy	4.600%	7/1/2027	5,000	5,031
[3]	Eversource Energy	3.300%	1/15/2028	8,850	8,659
	Eversource Energy	5.450%	3/1/2028	13,200	13,557
[3]	Eversource Energy	4.250%	4/1/2029	10,205	10,176
[3]	Eversource Energy	1.650%	8/15/2030	9,510	8,351
	Eversource Energy	2.550%	3/15/2031	3,500	3,156
	Eversource Energy	5.850%	4/15/2031	16,500	17,488
	Eversource Energy	3.375%	3/1/2032	14,500	13,416
	Eversource Energy	5.125%	5/15/2033	17,500	17,747
	Eversource Energy	5.500%	1/1/2034	12,500	12,904
	Eversource Energy	3.450%	1/15/2050	10,850	7,837
	Exelon Corp.	2.750%	3/15/2027	7,600	7,452
	Exelon Corp.	5.150%	3/15/2028	9,162	9,371
	Exelon Corp.	5.150%	3/15/2029	8,000	8,228
	Exelon Corp.	4.050%	4/15/2030	13,251	13,109
	Exelon Corp.	5.125%	3/15/2031	4,814	4,968
	Exelon Corp.	3.350%	3/15/2032	3,527	3,295
	Exelon Corp.	5.450%	3/15/2034	14,955	15,537
[3]	Exelon Corp.	4.950%	6/15/2035	9,790	9,671
	Exelon Corp.	5.625%	6/15/2035	4,380	4,566
	Exelon Corp.	5.100%	6/15/2045	2,925	2,727
	Exelon Corp.	4.450%	4/15/2046	1,350	1,149
	Exelon Corp.	4.700%	4/15/2050	6,400	5,534
	Exelon Corp.	4.100%	3/15/2052	4,000	3,125
	Exelon Corp.	5.600%	3/15/2053	19,058	18,659
	Exelon Corp.	5.875%	3/15/2055	6,353	6,480
	Exelon Corp.	6.500%	3/15/2055	8,915	9,322
[3]	FirstEnergy Corp.	3.900%	7/15/2027	15,545	15,457
	FirstEnergy Corp.	2.650%	3/1/2030	8,429	7,825
[3]	FirstEnergy Corp.	2.250%	9/1/2030	13,416	12,061
[3]	FirstEnergy Corp.	4.850%	7/15/2047	8,920	7,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	FirstEnergy Corp.	3.400%	3/1/2050	9,700	6,759
	FirstEnergy Transmission LLC	4.550%	1/15/2030	7,350	7,397
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	5,200	5,188
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,350	3,347
	Florida Power & Light Co.	5.050%	4/1/2028	12,255	12,574
	Florida Power & Light Co.	4.400%	5/15/2028	5,250	5,308
	Florida Power & Light Co.	5.150%	6/15/2029	6,350	6,589
	Florida Power & Light Co.	4.625%	5/15/2030	9,000	9,166
	Florida Power & Light Co.	2.450%	2/3/2032	21,895	19,664
	Florida Power & Light Co.	5.100%	4/1/2033	13,000	13,453
	Florida Power & Light Co.	4.800%	5/15/2033	4,613	4,694
	Florida Power & Light Co.	5.625%	4/1/2034	1,950	2,080
	Florida Power & Light Co.	5.300%	6/15/2034	4,457	4,652
	Florida Power & Light Co.	5.650%	2/1/2037	3,379	3,589
	Florida Power & Light Co.	5.950%	2/1/2038	3,250	3,531
	Florida Power & Light Co.	5.960%	4/1/2039	14,319	15,478
	Florida Power & Light Co.	4.125%	2/1/2042	8,425	7,343
	Florida Power & Light Co.	4.050%	6/1/2042	4,600	3,975
	Florida Power & Light Co.	3.950%	3/1/2048	19,054	15,486
	Florida Power & Light Co.	3.990%	3/1/2049	9,122	7,378
	Florida Power & Light Co.	3.150%	10/1/2049	9,675	6,741
	Florida Power & Light Co.	2.875%	12/4/2051	35,500	22,974
	Florida Power & Light Co.	5.300%	4/1/2053	13,100	12,847
	Florida Power & Light Co.	5.600%	6/15/2054	12,737	13,026
	Florida Power & Light Co.	5.700%	3/15/2055	5,000	5,188
	Florida Power & Light Co.	5.800%	3/15/2065	2,636	2,775
	Fortis Inc.	3.055%	10/4/2026	6,473	6,400
	Georgia Power Co.	5.004%	2/23/2027	8,025	8,138
	Georgia Power Co.	3.250%	3/30/2027	3,500	3,462
	Georgia Power Co.	4.650%	5/16/2028	15,168	15,399
	Georgia Power Co.	4.000%	10/1/2028	6,889	6,889
[3]	Georgia Power Co.	2.650%	9/15/2029	14,000	13,257
	Georgia Power Co.	4.550%	3/15/2030	12,750	12,954
	Georgia Power Co.	4.850%	3/15/2031	8,224	8,441
	Georgia Power Co.	4.950%	5/17/2033	22,968	23,427
	Georgia Power Co.	5.200%	3/15/2035	23,803	24,414
[3]	Georgia Power Co.	4.750%	9/1/2040	3,425	3,269
	Georgia Power Co.	4.300%	3/15/2043	2,555	2,235
[3]	Georgia Power Co.	3.250%	3/15/2051	7,500	5,235
	Georgia Power Co.	5.125%	5/15/2052	7,702	7,349
	Georgia Power Co.	5.500%	10/1/2055	16,250	16,198
	Iberdrola International BV	6.750%	7/15/2036	10,285	11,669
[3]	Idaho Power Co.	5.500%	3/15/2053	7,000	6,914
[3]	Idaho Power Co.	5.800%	4/1/2054	1,050	1,080
[3]	Idaho Power Co.	5.700%	3/15/2055	9,717	9,869
	Indiana Michigan Power Co.	3.850%	5/15/2028	3,000	2,982
	Indiana Michigan Power Co.	6.050%	3/15/2037	4,890	5,306
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	11,055	9,627
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	2,268	1,729
	Indiana Michigan Power Co.	3.250%	5/1/2051	5,500	3,705
	Interstate Power & Light Co.	4.100%	9/26/2028	4,570	4,560
	Interstate Power & Light Co.	3.600%	4/1/2029	6,774	6,634
	Interstate Power & Light Co.	2.300%	6/1/2030	8,000	7,310
	Interstate Power & Light Co.	5.700%	10/15/2033	3,000	3,145
	Interstate Power & Light Co.	5.600%	6/29/2035	3,650	3,792
	Interstate Power & Light Co.	6.250%	7/15/2039	3,275	3,517
	Interstate Power & Light Co.	3.700%	9/15/2046	2,925	2,220
	Interstate Power & Light Co.	3.100%	11/30/2051	4,000	2,616
	Interstate Power & Light Co.	5.450%	9/30/2054	3,844	3,719
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,400	4,308
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,300	10,521
	ITC Holdings Corp.	3.350%	11/15/2027	6,505	6,391
	ITC Holdings Corp.	5.300%	7/1/2043	4,226	4,050
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	5,574	5,566
[8]	Jersey Central Power & Light Co.	4.400%	1/15/2031	3,450	3,439
	Jersey Central Power & Light Co.	5.100%	1/15/2035	2,725	2,763
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	3,250	3,287
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	2,397	2,333
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	8,100	7,796
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	3,750	3,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	5.125%	11/1/2040	7,548	7,402
	Kentucky Utilities Co.	4.375%	10/1/2045	6,900	5,940
	Kentucky Utilities Co.	3.300%	6/1/2050	9,000	6,268
	Kentucky Utilities Co.	5.850%	8/15/2055	12,206	12,558
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	2,500	2,616
	Louisville Gas & Electric Co.	4.250%	4/1/2049	9,900	8,102
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	8,641	8,889
	MidAmerican Energy Co.	3.100%	5/1/2027	3,050	3,013
	MidAmerican Energy Co.	3.650%	4/15/2029	14,300	14,096
	MidAmerican Energy Co.	6.750%	12/30/2031	8,550	9,623
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	2,630	2,812
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	3,250	3,497
	MidAmerican Energy Co.	4.800%	9/15/2043	5,110	4,722
	MidAmerican Energy Co.	4.400%	10/15/2044	2,870	2,518
	MidAmerican Energy Co.	3.950%	8/1/2047	3,199	2,577
	MidAmerican Energy Co.	3.650%	8/1/2048	8,075	6,158
	MidAmerican Energy Co.	4.250%	7/15/2049	3,524	2,947
	MidAmerican Energy Co.	3.150%	4/15/2050	5,000	3,444
	MidAmerican Energy Co.	5.850%	9/15/2054	15,200	15,991
[3]	Mississippi Power Co.	4.250%	3/15/2042	4,117	3,585
[3]	Mississippi Power Co.	3.100%	7/30/2051	900	607
	National Fuel Gas Co.	5.500%	10/1/2026	2,990	3,022
	National Fuel Gas Co.	3.950%	9/15/2027	1,900	1,888
	National Fuel Gas Co.	4.750%	9/1/2028	11,000	11,093
	National Fuel Gas Co.	5.500%	3/15/2030	2,270	2,347
	National Fuel Gas Co.	2.950%	3/1/2031	1,500	1,370
	National Fuel Gas Co.	5.950%	3/15/2035	6,805	7,103
	National Grid plc	5.602%	6/12/2028	11,500	11,900
	National Grid plc	5.809%	6/12/2033	13,623	14,518
	National Grid plc	5.418%	1/11/2034	5,500	5,703
	National Grid USA	5.803%	4/1/2035	2,817	2,914
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	2,150	2,119
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	8,300	8,431
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	8,050	8,075
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	21,725	21,405
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	1,500	1,527
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	8,000	8,021
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	3,500	3,589
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	3,000	2,985
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	12,652	12,943
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,730	9,584
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	16,775	17,375
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	7,250	7,462
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	4,700	4,368
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,000	5,152
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,000	3,419
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	3,500	3,018
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,513	1,794
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,552	6,347
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	4,909	4,793
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	12,000	12,879
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,000	2,036
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	2,976	2,552
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	8,365	7,131
[3]	Nevada Power Co.	5.900%	5/1/2053	2,000	2,040
	Nevada Power Co.	6.000%	3/15/2054	11,000	11,421
	Nevada Power Co.	6.250%	5/15/2055	1,200	1,216
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,700	1,653
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	22,595	22,407
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,283	2,306
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	8,828	8,926
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	10,250	10,435
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,450	9,616
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	10,100	10,332
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	13,469	13,169
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	10,335	9,769
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	4,750	4,896
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	13,500	13,901
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	43,021	39,274
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	9,350	9,717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	2,273	2,325
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28,148	28,764
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	2,500	2,568
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	34,300	35,469
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,150	2,978
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	14,750	14,465
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	23,214	25,013
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	12,400	12,835
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	21,850	22,521
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	1,100	1,109
	NiSource Inc.	3.490%	5/15/2027	10,500	10,402
	NiSource Inc.	5.250%	3/30/2028	17,760	18,217
	NiSource Inc.	5.200%	7/1/2029	5,200	5,364
	NiSource Inc.	2.950%	9/1/2029	16,020	15,283
	NiSource Inc.	3.600%	5/1/2030	7,173	6,948
	NiSource Inc.	1.700%	2/15/2031	14,545	12,636
	NiSource Inc.	5.400%	6/30/2033	5,000	5,188
	NiSource Inc.	5.350%	4/1/2034	15,500	15,955
	NiSource Inc.	5.350%	7/15/2035	11,900	12,156
	NiSource Inc.	5.950%	6/15/2041	10,121	10,538
	NiSource Inc.	5.250%	2/15/2043	4,120	3,999
	NiSource Inc.	4.375%	5/15/2047	7,888	6,658
	NiSource Inc.	3.950%	3/30/2048	1,045	831
	NiSource Inc.	5.000%	6/15/2052	10,242	9,242
	NiSource Inc.	6.375%	3/31/2055	6,250	6,480
	NiSource Inc.	5.850%	4/1/2055	33,130	33,656
	Northern States Power Co.	2.250%	4/1/2031	4,000	3,626
	Northern States Power Co.	5.050%	5/15/2035	2,800	2,856
	Northern States Power Co.	6.250%	6/1/2036	840	930
	Northern States Power Co.	6.200%	7/1/2037	2,705	2,996
	Northern States Power Co.	5.350%	11/1/2039	3,295	3,420
	Northern States Power Co.	4.000%	8/15/2045	3,600	2,977
	Northern States Power Co.	3.600%	5/15/2046	4,475	3,458
	Northern States Power Co.	3.600%	9/15/2047	1,000	764
	Northern States Power Co.	2.900%	3/1/2050	2,305	1,548
	Northern States Power Co.	2.600%	6/1/2051	3,300	2,057
	Northern States Power Co.	3.200%	4/1/2052	4,000	2,810
	Northern States Power Co.	4.500%	6/1/2052	10,000	8,679
	Northern States Power Co.	5.100%	5/15/2053	3,900	3,705
	Northern States Power Co.	5.400%	3/15/2054	9,100	9,036
	Northern States Power Co.	5.650%	6/15/2054	10,000	10,295
	Northern States Power Co.	5.650%	5/15/2055	38,025	39,017
	Northwest Natural Holding Co.	7.000%	9/15/2055	4,075	4,178
	NorthWestern Corp.	4.176%	11/15/2044	6,425	5,382
	NSTAR Electric Co.	3.200%	5/15/2027	6,000	5,922
	NSTAR Electric Co.	3.250%	5/15/2029	1,430	1,385
	NSTAR Electric Co.	4.850%	3/1/2030	8,260	8,462
	NSTAR Electric Co.	5.400%	6/1/2034	8,000	8,316
	NSTAR Electric Co.	5.200%	3/1/2035	3,879	3,954
	NSTAR Electric Co.	5.500%	3/15/2040	1,005	1,033
	NSTAR Electric Co.	4.550%	6/1/2052	5,000	4,316
	NSTAR Electric Co.	4.950%	9/15/2052	1,936	1,782
	Oglethorpe Power Corp.	5.375%	11/1/2040	9,720	9,569
	Oglethorpe Power Corp.	4.500%	4/1/2047	2,290	1,936
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,045	3,678
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,355	2,183
	Oglethorpe Power Corp.	6.200%	12/1/2053	8,950	9,429
	Oglethorpe Power Corp.	5.800%	6/1/2054	7,500	7,472
	Oglethorpe Power Corp.	5.900%	2/1/2055	6,200	6,275
	Ohio Edison Co.	6.875%	7/15/2036	4,180	4,784
[3]	Ohio Power Co.	1.625%	1/15/2031	5,000	4,327
	Ohio Power Co.	5.000%	6/1/2033	8,500	8,616
	Ohio Power Co.	5.650%	6/1/2034	8,500	8,876
	Ohio Power Co.	4.150%	4/1/2048	3,800	3,013
	Ohio Power Co.	4.000%	6/1/2049	5,178	4,013
[3]	Ohio Power Co.	2.900%	10/1/2051	4,984	3,108
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	3,500	3,479
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,936	3,786
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	2,000	1,920
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	4,666	4,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,215	1,832
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	3,975	3,132
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	11,800	11,784
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	1,651	1,689
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	3,055	3,076
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,500	8,553
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	4,000	3,957
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	2,610	2,731
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,300	7,416
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	9,900	9,287
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,820	4,340
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	600	586
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	4,596	4,593
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	8,165	8,683
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	2,702	2,796
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,500	3,503
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	2,725	2,475
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	8,721	8,597
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	2,393	1,890
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	4,185	3,415
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	10,530	8,079
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	6,864	5,138
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	9,685	5,928
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,055	9,169
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	4,358	4,182
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	13,405	13,345
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	18,703	19,261
	ONE Gas Inc.	5.100%	4/1/2029	11,500	11,865
	ONE Gas Inc.	2.000%	5/15/2030	2,500	2,276
	ONE Gas Inc.	4.658%	2/1/2044	7,382	6,637
	ONE Gas Inc.	4.500%	11/1/2048	3,000	2,586
	Pacific Gas & Electric Co.	3.300%	3/15/2027	10,000	9,859
	Pacific Gas & Electric Co.	5.450%	6/15/2027	4,109	4,178
	Pacific Gas & Electric Co.	2.100%	8/1/2027	10,000	9,616
	Pacific Gas & Electric Co.	3.300%	12/1/2027	20,800	20,356
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,543	1,564
	Pacific Gas & Electric Co.	3.000%	6/15/2028	4,000	3,856
	Pacific Gas & Electric Co.	3.750%	7/1/2028	17,500	17,184
	Pacific Gas & Electric Co.	6.100%	1/15/2029	37,908	39,630
	Pacific Gas & Electric Co.	5.550%	5/15/2029	8,000	8,236
	Pacific Gas & Electric Co.	4.550%	7/1/2030	29,000	28,816
	Pacific Gas & Electric Co.	2.500%	2/1/2031	38,516	34,325
	Pacific Gas & Electric Co.	3.250%	6/1/2031	9,367	8,619
	Pacific Gas & Electric Co.	4.400%	3/1/2032	1,000	974
	Pacific Gas & Electric Co.	5.900%	6/15/2032	6,700	7,019
[6]	Pacific Gas & Electric Co.	5.050%	10/15/2032	5,650	5,639
	Pacific Gas & Electric Co.	6.150%	1/15/2033	7,500	7,945
	Pacific Gas & Electric Co.	6.400%	6/15/2033	12,960	13,930
	Pacific Gas & Electric Co.	6.950%	3/15/2034	18,204	20,182
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,245	12,692
	Pacific Gas & Electric Co.	4.500%	7/1/2040	42,131	36,651
	Pacific Gas & Electric Co.	3.300%	8/1/2040	6,960	5,281
	Pacific Gas & Electric Co.	4.200%	6/1/2041	6,000	4,928
	Pacific Gas & Electric Co.	4.600%	6/15/2043	3,000	2,525
	Pacific Gas & Electric Co.	4.300%	3/15/2045	7,000	5,595
	Pacific Gas & Electric Co.	4.250%	3/15/2046	5,000	3,933
	Pacific Gas & Electric Co.	3.950%	12/1/2047	11,300	8,458
	Pacific Gas & Electric Co.	4.950%	7/1/2050	43,227	37,241
	Pacific Gas & Electric Co.	5.250%	3/1/2052	14,500	12,909
	Pacific Gas & Electric Co.	6.750%	1/15/2053	20,901	22,517
	Pacific Gas & Electric Co.	6.700%	4/1/2053	5,195	5,563
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,700	7,527
	Pacific Gas & Electric Co.	6.150%	3/1/2055	8,341	8,395
[6]	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,175	3,171
	PacifiCorp	5.100%	2/15/2029	10,000	10,253
	PacifiCorp	3.500%	6/15/2029	15,000	14,571
	PacifiCorp	2.700%	9/15/2030	7,473	6,907
	PacifiCorp	5.300%	2/15/2031	9,842	10,217
	PacifiCorp	5.450%	2/15/2034	1,100	1,127
	PacifiCorp	6.250%	10/15/2037	8,700	9,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	4.125%	1/15/2049	14,900	11,621
	PacifiCorp	4.150%	2/15/2050	9,000	7,014
	PacifiCorp	3.300%	3/15/2051	14,089	9,317
	PacifiCorp	2.900%	6/15/2052	1,700	1,037
	PacifiCorp	5.350%	12/1/2053	16,189	14,947
	PacifiCorp	5.500%	5/15/2054	545	515
	PacifiCorp	5.800%	1/15/2055	23,475	23,022
	PECO Energy Co.	4.900%	6/15/2033	1,612	1,648
	PECO Energy Co.	4.875%	9/15/2035	4,675	4,698
	PECO Energy Co.	5.950%	10/1/2036	2,500	2,711
	PECO Energy Co.	4.150%	10/1/2044	2,732	2,309
	PECO Energy Co.	3.700%	9/15/2047	2,000	1,557
	PECO Energy Co.	3.000%	9/15/2049	3,740	2,510
	PECO Energy Co.	2.800%	6/15/2050	10,900	7,012
	PECO Energy Co.	3.050%	3/15/2051	4,000	2,663
	PECO Energy Co.	2.850%	9/15/2051	4,325	2,774
	PECO Energy Co.	4.600%	5/15/2052	13,000	11,500
	PECO Energy Co.	4.375%	8/15/2052	2,955	2,499
	PECO Energy Co.	5.250%	9/15/2054	16,023	15,538
	PECO Energy Co.	5.650%	9/15/2055	11,400	11,657
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	2,169	2,008
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	6,760	5,555
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,025	3,632
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	768	784
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	6,522	6,617
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	15,970	16,492
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	6,100	6,217
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	4,970	5,023
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	11,000	11,068
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	7,402	7,303
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	2,023	2,013
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	2,800	2,687
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	4,275	4,228
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	3,425	3,390
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,725	11,366
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	12,025	11,657
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	2,850	2,525
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	3,850	3,636
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	1,339	1,306
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	3,700	3,341
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	9,890	10,276
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	10,800	10,991
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	1,225	1,107
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	6,223	4,651
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	3,848	3,494
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,400	2,438
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,215	2,279
	Potomac Electric Power Co.	5.200%	3/15/2034	2,100	2,163
	Potomac Electric Power Co.	6.500%	11/15/2037	4,118	4,638
	Potomac Electric Power Co.	4.150%	3/15/2043	6,390	5,457
	Potomac Electric Power Co.	5.500%	3/15/2054	2,800	2,776
	PPL Electric Utilities Corp.	5.000%	5/15/2033	10,000	10,284
	PPL Electric Utilities Corp.	4.850%	2/15/2034	7,870	7,979
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,775	9,773
	PPL Electric Utilities Corp.	4.125%	6/15/2044	7,825	6,683
	PPL Electric Utilities Corp.	4.150%	10/1/2045	4,030	3,413
	PPL Electric Utilities Corp.	4.150%	6/15/2048	2,795	2,321
	PPL Electric Utilities Corp.	3.000%	10/1/2049	5,000	3,360
	PPL Electric Utilities Corp.	5.550%	8/15/2055	4,673	4,713
	Progress Energy Inc.	6.000%	12/1/2039	4,007	4,249
	Public Service Co. of Colorado	3.700%	6/15/2028	4,245	4,217
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	3,500	3,087
	Public Service Co. of Colorado	1.875%	6/15/2031	11,694	10,232
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	5,500	5,389
	Public Service Co. of Colorado	5.350%	5/15/2034	27,000	27,886
	Public Service Co. of Colorado	5.150%	9/15/2035	13,307	13,485
	Public Service Co. of Colorado	3.600%	9/15/2042	1,291	1,019
	Public Service Co. of Colorado	4.300%	3/15/2044	3,475	2,945
	Public Service Co. of Colorado	3.800%	6/15/2047	3,100	2,394
	Public Service Co. of Colorado	4.100%	6/15/2048	3,695	2,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	4.050%	9/15/2049	5,534	4,365
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	10,200	6,995
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	4,000	3,361
	Public Service Co. of Colorado	5.250%	4/1/2053	8,862	8,404
	Public Service Co. of Colorado	5.750%	5/15/2054	17,000	17,304
	Public Service Co. of Colorado	5.850%	5/15/2055	12,600	12,978
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5,471	5,727
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,900	2,194
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,800	4,553
	Public Service Co. of Oklahoma	5.250%	1/15/2033	5,000	5,139
	Public Service Co. of Oklahoma	5.200%	1/15/2035	14,300	14,481
	Public Service Co. of Oklahoma	5.450%	1/15/2036	7,900	8,071
[3]	Public Service Electric & Gas Co.	3.000%	5/15/2027	3,000	2,959
[3]	Public Service Electric & Gas Co.	3.200%	5/15/2029	7,230	7,009
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,500	2,332
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	5,000	4,620
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,700	10,949
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	5,000	5,027
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,500	7,761
	Public Service Electric & Gas Co.	4.850%	8/1/2034	9,275	9,342
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,702	2,759
	Public Service Electric & Gas Co.	4.900%	8/15/2035	10,217	10,296
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	875	936
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	4,295	3,611
[3]	Public Service Electric & Gas Co.	3.650%	9/1/2042	650	524
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	9,100	7,301
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	3,075	2,347
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	6,500	5,115
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	4,300	2,992
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	6,683	4,227
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	5,000	2,721
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	5,500	3,669
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	866	827
	Public Service Electric & Gas Co.	5.450%	8/1/2053	12,083	12,054
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	16,750	16,716
	Public Service Electric & Gas Co.	5.300%	8/1/2054	6,268	6,123
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	12,988	13,058
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	5,000	5,176
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,000	5,236
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	18,700	19,294
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	20,364	17,864
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	15,000	16,197
	Puget Energy Inc.	2.379%	6/15/2028	2,899	2,751
	Puget Energy Inc.	4.100%	6/15/2030	5,200	5,078
	Puget Energy Inc.	4.224%	3/15/2032	5,600	5,359
	Puget Energy Inc.	5.725%	3/15/2035	7,625	7,855
	Puget Sound Energy Inc.	5.330%	6/15/2034	2,100	2,167
	Puget Sound Energy Inc.	6.274%	3/15/2037	3,840	4,207
	Puget Sound Energy Inc.	5.757%	10/1/2039	13,540	14,143
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,510	1,568
	Puget Sound Energy Inc.	4.300%	5/20/2045	6,005	4,978
	Puget Sound Energy Inc.	4.223%	6/15/2048	10,225	8,396
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,894	2,697
	Puget Sound Energy Inc.	5.448%	6/1/2053	661	646
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,300	4,355
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,536	3,516
	San Diego Gas & Electric Co.	4.950%	8/15/2028	4,000	4,098
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,514	3,985
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5,401	4,948
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,089	4,228
	San Diego Gas & Electric Co.	6.000%	6/1/2039	4,461	4,832
	San Diego Gas & Electric Co.	4.500%	8/15/2040	16,140	14,828
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,750	4,413
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,100	4,133
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	8,675	6,077
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,000	3,254
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,000	7,373
	San Diego Gas & Electric Co.	5.350%	4/1/2053	3,300	3,173
	San Diego Gas & Electric Co.	5.550%	4/15/2054	12,300	12,150
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	3,898	3,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	2,475	2,000
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	1,600	1,166
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	3,475	3,349
	Sempra	3.250%	6/15/2027	7,595	7,464
	Sempra	3.400%	2/1/2028	14,958	14,673
	Sempra	3.700%	4/1/2029	7,348	7,208
	Sempra	5.500%	8/1/2033	10,285	10,721
	Sempra	3.800%	2/1/2038	12,452	10,657
	Sempra	6.000%	10/15/2039	8,125	8,460
	Sempra	4.000%	2/1/2048	7,570	5,845
	Sempra	4.125%	4/1/2052	8,350	8,155
	Sempra	6.400%	10/1/2054	10,750	10,991
	Sempra	6.875%	10/1/2054	15,800	16,376
	Sempra	6.550%	4/1/2055	4,750	4,852
	Sempra	6.625%	4/1/2055	6,500	6,614
	Sempra	6.375%	4/1/2056	4,210	4,320
	Sierra Pacific Power Co.	5.900%	3/15/2054	5,000	5,095
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,600	5,610
	Southern California Edison Co.	4.875%	2/1/2027	9,289	9,343
[3]	Southern California Edison Co.	4.700%	6/1/2027	8,000	8,032
	Southern California Edison Co.	5.850%	11/1/2027	3,000	3,079
[3]	Southern California Edison Co.	3.650%	3/1/2028	6,875	6,752
	Southern California Edison Co.	5.650%	10/1/2028	6,000	6,185
[3]	Southern California Edison Co.	4.200%	3/1/2029	8,000	7,904
	Southern California Edison Co.	6.650%	4/1/2029	850	891
	Southern California Edison Co.	5.150%	6/1/2029	10,000	10,173
	Southern California Edison Co.	2.850%	8/1/2029	10,405	9,748
	Southern California Edison Co.	2.250%	6/1/2030	7,000	6,276
[3]	Southern California Edison Co.	2.500%	6/1/2031	5,275	4,671
	Southern California Edison Co.	5.450%	6/1/2031	5,000	5,146
	Southern California Edison Co.	2.750%	2/1/2032	6,500	5,717
	Southern California Edison Co.	5.950%	11/1/2032	17,465	18,427
	Southern California Edison Co.	6.000%	1/15/2034	5,655	5,918
	Southern California Edison Co.	5.200%	6/1/2034	25,557	25,433
[3]	Southern California Edison Co.	5.750%	4/1/2035	8,741	9,003
[3]	Southern California Edison Co.	5.350%	7/15/2035	4,085	4,088
	Southern California Edison Co.	5.625%	2/1/2036	5,445	5,499
[3]	Southern California Edison Co.	5.550%	1/15/2037	5,000	4,986
[3]	Southern California Edison Co.	5.950%	2/1/2038	2,800	2,856
	Southern California Edison Co.	6.050%	3/15/2039	1,460	1,504
	Southern California Edison Co.	5.500%	3/15/2040	7,472	7,330
	Southern California Edison Co.	4.500%	9/1/2040	8,882	7,854
	Southern California Edison Co.	4.050%	3/15/2042	12,496	10,054
	Southern California Edison Co.	4.650%	10/1/2043	12,216	10,431
[3]	Southern California Edison Co.	3.600%	2/1/2045	2,650	1,930
	Southern California Edison Co.	4.000%	4/1/2047	4,531	3,420
[3]	Southern California Edison Co.	4.125%	3/1/2048	8,370	6,410
[3]	Southern California Edison Co.	4.875%	3/1/2049	8,397	7,138
	Southern California Edison Co.	3.650%	2/1/2050	17,452	12,213
[3]	Southern California Edison Co.	2.950%	2/1/2051	2,000	1,225
[3]	Southern California Edison Co.	3.650%	6/1/2051	5,300	3,661
	Southern California Edison Co.	3.450%	2/1/2052	5,300	3,537
[3]	Southern California Edison Co.	5.450%	6/1/2052	10,700	9,717
	Southern California Edison Co.	5.700%	3/1/2053	15,905	14,956
	Southern California Edison Co.	5.750%	4/15/2054	10,125	9,538
	Southern California Edison Co.	5.900%	3/1/2055	7,325	7,110
	Southern California Gas Co.	2.950%	4/15/2027	8,000	7,879
[3]	Southern California Gas Co.	2.550%	2/1/2030	10,020	9,355
	Southern California Gas Co.	5.200%	6/1/2033	5,000	5,162
	Southern California Gas Co.	5.050%	9/1/2034	6,000	6,101
	Southern California Gas Co.	5.450%	6/15/2035	2,800	2,905
	Southern California Gas Co.	3.750%	9/15/2042	4,075	3,266
[3]	Southern California Gas Co.	4.125%	6/1/2048	5,800	4,688
[3]	Southern California Gas Co.	4.300%	1/15/2049	1,000	828
[3]	Southern California Gas Co.	3.950%	2/15/2050	4,500	3,489
	Southern California Gas Co.	6.350%	11/15/2052	5,100	5,576
	Southern California Gas Co.	5.750%	6/1/2053	7,400	7,474
	Southern California Gas Co.	5.600%	4/1/2054	2,805	2,805
	Southern California Gas Co.	6.000%	6/15/2055	13,500	14,139
	Southern Co.	5.113%	8/1/2027	15,050	15,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southern Co.	1.750%	3/15/2028	5,000	4,722
	Southern Co.	4.850%	6/15/2028	17,020	17,337
	Southern Co.	5.500%	3/15/2029	23,000	23,926
[3]	Southern Co.	3.700%	4/30/2030	14,200	13,850
	Southern Co.	5.700%	10/15/2032	5,050	5,354
	Southern Co.	5.200%	6/15/2033	23,847	24,518
	Southern Co.	4.850%	3/15/2035	25,350	25,110
	Southern Co.	4.250%	7/1/2036	26,245	24,409
	Southern Co.	4.400%	7/1/2046	12,094	10,299
[3]	Southern Co.	6.375%	3/15/2055	20,990	22,389
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	1,591	1,589
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	12,076	10,560
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	10,854	11,140
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,750	8,211
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	4,900	4,917
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	2,857	2,865
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,325	6,564
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	1,500	1,288
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	3,275	2,592
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	13,495	11,325
[3]	Southern Power Co.	4.250%	10/1/2030	2,289	2,275
[3]	Southern Power Co.	4.900%	10/1/2035	2,370	2,338
	Southern Power Co.	5.150%	9/15/2041	4,990	4,793
	Southern Power Co.	5.250%	7/15/2043	2,635	2,529
[3]	Southern Power Co.	4.950%	12/15/2046	3,965	3,566
	Southwest Gas Corp.	5.800%	12/1/2027	2,000	2,063
	Southwest Gas Corp.	3.700%	4/1/2028	2,500	2,468
	Southwest Gas Corp.	2.200%	6/15/2030	7,250	6,587
	Southwest Gas Corp.	4.050%	3/15/2032	6,000	5,763
	Southwest Gas Corp.	3.800%	9/29/2046	2,600	1,988
	Southwest Gas Corp.	4.150%	6/1/2049	2,300	1,857
[3]	Southwestern Electric Power Co.	2.750%	10/1/2026	6,266	6,179
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	8,702	8,684
	Southwestern Electric Power Co.	5.300%	4/1/2033	9,500	9,707
	Southwestern Electric Power Co.	6.200%	3/15/2040	5,475	5,792
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	6,491	5,050
	Southwestern Electric Power Co.	3.250%	11/1/2051	12,720	8,497
	Southwestern Public Service Co.	5.300%	5/15/2035	7,975	8,148
	Southwestern Public Service Co.	4.500%	8/15/2041	4,164	3,750
	Southwestern Public Service Co.	3.400%	8/15/2046	8,460	6,030
	Southwestern Public Service Co.	3.700%	8/15/2047	7,200	5,433
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	1,422	1,186
	Southwestern Public Service Co.	3.750%	6/15/2049	7,525	5,637
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	9,750	6,544
	Southwestern Public Service Co.	6.000%	6/1/2054	1,928	2,005
	Spire Missouri Inc.	4.800%	2/15/2033	3,000	3,026
[3]	Spire Missouri Inc.	5.150%	8/15/2034	1,200	1,236
	System Energy Resources Inc.	5.300%	12/15/2034	4,300	4,329
	Tampa Electric Co.	4.900%	3/1/2029	2,500	2,557
	Tampa Electric Co.	2.400%	3/15/2031	4,500	4,079
	Tampa Electric Co.	5.150%	3/1/2035	2,876	2,915
	Tampa Electric Co.	4.350%	5/15/2044	796	685
	Tampa Electric Co.	4.300%	6/15/2048	14,065	11,809
	Tampa Electric Co.	3.625%	6/15/2050	9,373	6,898
	Tampa Electric Co.	5.000%	7/15/2052	5,000	4,553
	Toledo Edison Co.	6.150%	5/15/2037	2,769	3,014
	Tucson Electric Power Co.	1.500%	8/1/2030	2,500	2,188
	Tucson Electric Power Co.	3.250%	5/15/2032	3,000	2,763
	Tucson Electric Power Co.	5.200%	9/15/2034	3,500	3,565
	Tucson Electric Power Co.	4.000%	6/15/2050	8,050	6,199
	Tucson Electric Power Co.	5.500%	4/15/2053	4,750	4,610
	Tucson Electric Power Co.	5.900%	4/15/2055	3,636	3,715
	Union Electric Co.	2.950%	6/15/2027	17,194	16,940
	Union Electric Co.	3.500%	3/15/2029	10,132	9,933
	Union Electric Co.	2.950%	3/15/2030	4,525	4,302
	Union Electric Co.	2.150%	3/15/2032	5,600	4,877
	Union Electric Co.	5.200%	4/1/2034	16,123	16,612
	Union Electric Co.	5.250%	4/15/2035	6,503	6,699
	Union Electric Co.	5.300%	8/1/2037	3,882	3,948
	Union Electric Co.	8.450%	3/15/2039	2,365	3,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	3.650%	4/15/2045	3,625	2,835
	Union Electric Co.	4.000%	4/1/2048	8,130	6,515
	Union Electric Co.	3.250%	10/1/2049	4,840	3,358
	Union Electric Co.	2.625%	3/15/2051	9,000	5,552
	Union Electric Co.	3.900%	4/1/2052	10,200	7,981
	Union Electric Co.	5.450%	3/15/2053	5,500	5,392
	Union Electric Co.	5.125%	3/15/2055	2,500	2,359
	United Utilities plc	6.875%	8/15/2028	9,302	9,945
[3]	Virginia Electric & Power Co.	2.950%	11/15/2026	14,506	14,319
[3]	Virginia Electric & Power Co.	3.500%	3/15/2027	6,850	6,798
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	11,552	11,502
[3]	Virginia Electric & Power Co.	2.875%	7/15/2029	10,882	10,392
	Virginia Electric & Power Co.	2.300%	11/15/2031	22,550	19,953
	Virginia Electric & Power Co.	2.400%	3/30/2032	6,650	5,875
	Virginia Electric & Power Co.	5.000%	4/1/2033	10,750	10,943
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,500	5,703
	Virginia Electric & Power Co.	5.050%	8/15/2034	3,750	3,803
	Virginia Electric & Power Co.	5.150%	3/15/2035	5,800	5,902
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	10,588	10,532
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	6,835	7,339
	Virginia Electric & Power Co.	6.350%	11/30/2037	4,150	4,578
	Virginia Electric & Power Co.	4.000%	1/15/2043	10,462	8,726
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,005	5,461
	Virginia Electric & Power Co.	4.450%	2/15/2044	7,656	6,703
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	11,374	9,498
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	9,685	7,797
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	7,604	5,889
	Virginia Electric & Power Co.	4.600%	12/1/2048	10,700	9,334
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,406	1,668
	Virginia Electric & Power Co.	2.450%	12/15/2050	8,052	4,685
	Virginia Electric & Power Co.	2.950%	11/15/2051	14,625	9,371
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	3,650	3,154
	Virginia Electric & Power Co.	5.450%	4/1/2053	16,740	16,334
	Virginia Electric & Power Co.	5.700%	8/15/2053	20,000	20,188
	Virginia Electric & Power Co.	5.550%	8/15/2054	11,175	11,067
	Virginia Electric & Power Co.	5.650%	3/15/2055	15,800	15,879
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	8,817	8,790
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	1,488	1,496
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	8,875	9,067
[3]	Washington Gas Light Co.	3.796%	9/15/2046	3,550	2,730
[3]	Washington Gas Light Co.	3.650%	9/15/2049	4,000	2,936
	WEC Energy Group Inc.	5.150%	10/1/2027	2,000	2,038
	WEC Energy Group Inc.	1.375%	10/15/2027	11,500	10,898
	WEC Energy Group Inc.	4.750%	1/15/2028	4,500	4,564
	Wisconsin Electric Power Co.	5.000%	5/15/2029	6,400	6,592
	Wisconsin Electric Power Co.	4.150%	10/15/2030	4,605	4,589
	Wisconsin Electric Power Co.	4.750%	9/30/2032	10,997	11,259
	Wisconsin Electric Power Co.	4.600%	10/1/2034	1,825	1,816
	Wisconsin Electric Power Co.	4.300%	10/15/2048	10,325	8,795
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,025	3,772
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,300	2,255
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,471	4,280
	Wisconsin Power & Light Co.	4.950%	4/1/2033	3,500	3,548
	Wisconsin Power & Light Co.	5.375%	3/30/2034	12,400	12,851
	Wisconsin Power & Light Co.	6.375%	8/15/2037	2,150	2,378
	Wisconsin Power & Light Co.	3.650%	4/1/2050	4,000	2,928
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,500	3,558
	Xcel Energy Inc.	3.350%	12/1/2026	10,000	9,902
	Xcel Energy Inc.	1.750%	3/15/2027	6,711	6,484
	Xcel Energy Inc.	4.750%	3/21/2028	2,829	2,864
	Xcel Energy Inc.	4.000%	6/15/2028	14,995	14,979
	Xcel Energy Inc.	2.600%	12/1/2029	33,005	30,850
	Xcel Energy Inc.	3.400%	6/1/2030	14,679	14,079
	Xcel Energy Inc.	2.350%	11/15/2031	3,200	2,817
	Xcel Energy Inc.	4.600%	6/1/2032	4,700	4,664
	Xcel Energy Inc.	5.450%	8/15/2033	10,468	10,841
	Xcel Energy Inc.	5.600%	4/15/2035	9,000	9,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	6.500%	7/1/2036	1,646	1,819
					8,497,553
Total Corporate Bonds (Cost $86,615,378)					83,256,910
Sovereign Bonds (3.3%)
	African Development Bank	4.625%	1/4/2027	15,500	15,659
	African Development Bank	4.125%	2/25/2027	22,400	22,513
[3]	African Development Bank	4.375%	11/3/2027	31,200	31,639
	African Development Bank	4.375%	3/14/2028	21,900	22,252
	African Development Bank	3.875%	6/12/2028	20,283	20,386
	African Development Bank	3.500%	9/18/2029	23,875	23,657
	African Development Bank	4.000%	3/18/2030	37,175	37,527
	African Development Bank	4.500%	6/12/2035	5,307	5,428
[3]	African Development Bank	5.750%	Perpetual	3,900	3,920
[3]	Asian Development Bank	2.625%	1/12/2027	11,224	11,065
[3]	Asian Development Bank	4.125%	1/12/2027	35,000	35,152
[3]	Asian Development Bank	1.500%	1/20/2027	48,150	46,774
[3]	Asian Development Bank	2.375%	8/10/2027	5,265	5,142
	Asian Development Bank	6.220%	8/15/2027	2,175	2,259
[3]	Asian Development Bank	3.125%	8/20/2027	39,175	38,784
[3]	Asian Development Bank	2.500%	11/2/2027	46,115	45,029
[3]	Asian Development Bank	4.375%	1/14/2028	44,800	45,489
[3]	Asian Development Bank	2.750%	1/19/2028	450	441
[3]	Asian Development Bank	3.750%	4/25/2028	31,150	31,206
[3]	Asian Development Bank	1.250%	6/9/2028	5,000	4,693
[3]	Asian Development Bank	4.500%	8/25/2028	64,125	65,572
[3]	Asian Development Bank	3.125%	9/26/2028	15,188	14,951
[3]	Asian Development Bank	4.375%	3/6/2029	31,850	32,535
[3]	Asian Development Bank	3.625%	8/28/2029	35,803	35,685
[3]	Asian Development Bank	1.750%	9/19/2029	6,340	5,881
[3]	Asian Development Bank	1.875%	1/24/2030	10,865	10,058
[3]	Asian Development Bank	4.125%	5/30/2030	60,451	61,352
[3]	Asian Development Bank	3.750%	8/28/2030	42,887	42,823
[3]	Asian Development Bank	0.750%	10/8/2030	19,000	16,372
[3]	Asian Development Bank	1.500%	3/4/2031	34,200	30,296
	Asian Development Bank	3.125%	4/27/2032	25,000	23,801
[3]	Asian Development Bank	3.875%	9/28/2032	9,600	9,538
[3]	Asian Development Bank	4.000%	1/12/2033	22,530	22,503
[3]	Asian Development Bank	3.875%	6/14/2033	22,450	22,199
[3]	Asian Development Bank	4.125%	1/12/2034	28,000	28,069
	Asian Development Bank	4.375%	3/22/2035	56,508	57,436
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	10,000	10,014
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	25,315	25,487
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	55,046	54,983
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	19,100	19,357
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	20,391	20,983
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	8,625	8,719
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	6,314	6,484
	Canadian Government Bond	3.750%	4/26/2028	32,300	32,385
	Canadian Government Bond	4.625%	4/30/2029	23,210	23,919
	Canadian Government Bond	4.000%	3/18/2030	41,175	41,608
	Corp. Andina de Fomento	2.250%	2/8/2027	8,100	7,905
	Corp. Andina de Fomento	6.000%	4/26/2027	11,920	12,267
	Corp. Andina de Fomento	4.125%	1/7/2028	3,100	3,109
	Corp. Andina de Fomento	4.125%	6/30/2028	6,071	6,093
	Corp. Andina de Fomento	5.000%	1/24/2029	25,700	26,468
	Corp. Andina de Fomento	5.000%	1/22/2030	16,677	17,271
	Council of Europe Development Bank	4.625%	6/11/2027	7,213	7,315
	Council of Europe Development Bank	3.625%	1/26/2028	16,100	16,074
[3]	Council of Europe Development Bank	3.625%	5/8/2028	1,930	1,928
	Council of Europe Development Bank	4.125%	1/24/2029	6,300	6,382
	Council of Europe Development Bank	4.500%	1/15/2030	23,500	24,182
[3,8]	Electricite de France SA	4.750%	10/13/2035	2,059	2,035
	Equinor ASA	3.000%	4/6/2027	3,254	3,214
	Equinor ASA	7.250%	9/23/2027	4,350	4,620
	Equinor ASA	3.625%	9/10/2028	9,652	9,568
[8]	Equinor ASA	6.500%	12/1/2028	225	241
	Equinor ASA	3.125%	4/6/2030	17,391	16,677
	Equinor ASA	2.375%	5/22/2030	26,288	24,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	5.100%	8/17/2040	11,100	11,150
	Equinor ASA	4.250%	11/23/2041	3,100	2,797
	Equinor ASA	3.950%	5/15/2043	3,025	2,578
	Equinor ASA	4.800%	11/8/2043	12,295	11,682
	Equinor ASA	3.250%	11/18/2049	11,671	8,362
	Equinor ASA	3.700%	4/6/2050	19,825	15,410
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	35,400	35,959
	European Bank for Reconstruction & Development	4.125%	1/25/2029	36,400	36,889
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,600	11,715
	European Investment Bank	0.750%	10/26/2026	28,000	27,106
[3]	European Investment Bank	1.375%	3/15/2027	31,000	29,979
	European Investment Bank	4.375%	3/19/2027	84,125	84,908
	European Investment Bank	2.375%	5/24/2027	22,528	22,055
	European Investment Bank	0.625%	10/21/2027	4,000	3,763
	European Investment Bank	3.250%	11/15/2027	34,823	34,540
	European Investment Bank	3.875%	3/15/2028	51,700	51,966
	European Investment Bank	3.875%	6/15/2028	53,225	53,526
	European Investment Bank	4.500%	10/16/2028	37,400	38,293
	European Investment Bank	4.000%	2/15/2029	82,200	83,020
	European Investment Bank	4.750%	6/15/2029	97,000	100,511
	European Investment Bank	1.625%	10/9/2029	3,060	2,824
	European Investment Bank	3.750%	11/15/2029	56,900	56,967
	European Investment Bank	4.500%	3/14/2030	83,456	86,010
	European Investment Bank	0.875%	5/17/2030	3,000	2,636
	European Investment Bank	3.625%	7/15/2030	48,625	48,320
	European Investment Bank	0.750%	9/23/2030	17,010	14,692
	European Investment Bank	3.875%	10/15/2030	47,574	47,767
	European Investment Bank	1.250%	2/14/2031	32,933	28,868
	European Investment Bank	4.375%	10/10/2031	28,844	29,629
	European Investment Bank	4.250%	8/16/2032	58,180	59,134
	European Investment Bank	3.750%	2/14/2033	25,875	25,489
	European Investment Bank	4.125%	2/13/2034	49,425	49,624
	European Investment Bank	4.625%	2/12/2035	58,471	60,593
	European Investment Bank	4.875%	2/15/2036	14,460	15,269
[9]	Export Development Canada	3.000%	5/25/2027	22,100	21,827
[9]	Export Development Canada	3.750%	9/7/2027	28,805	28,824
[9]	Export Development Canada	3.875%	2/14/2028	23,300	23,406
[9]	Export Development Canada	4.125%	2/13/2029	37,950	38,460
[9]	Export Development Canada	4.000%	6/20/2030	26,790	27,042
[9]	Export Development Canada	4.750%	6/5/2034	10,080	10,540
	Export-Import Bank of Korea	4.625%	1/11/2027	16,700	16,838
	Export-Import Bank of Korea	1.625%	1/18/2027	5,600	5,438
	Export-Import Bank of Korea	2.375%	4/21/2027	4,080	3,986
	Export-Import Bank of Korea	4.000%	9/11/2027	6,875	6,884
	Export-Import Bank of Korea	4.250%	9/15/2027	7,750	7,796
	Export-Import Bank of Korea	4.125%	10/17/2027	9,200	9,237
	Export-Import Bank of Korea	5.000%	1/11/2028	14,300	14,629
	Export-Import Bank of Korea	4.625%	1/14/2028	9,900	10,049
	Export-Import Bank of Korea	4.500%	1/11/2029	3,700	3,755
	Export-Import Bank of Korea	4.000%	9/11/2029	9,200	9,198
	Export-Import Bank of Korea	4.875%	1/14/2030	13,400	13,855
	Export-Import Bank of Korea	1.250%	9/21/2030	19,450	17,055
	Export-Import Bank of Korea	3.750%	9/22/2030	11,590	11,468
	Export-Import Bank of Korea	1.375%	2/9/2031	3,400	2,965
	Export-Import Bank of Korea	2.125%	1/18/2032	11,900	10,508
	Export-Import Bank of Korea	4.500%	9/15/2032	5,300	5,375
	Export-Import Bank of Korea	5.125%	1/11/2033	10,495	10,965
	Export-Import Bank of Korea	5.125%	9/18/2033	8,200	8,599
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	4,065
	Export-Import Bank of Korea	5.250%	1/14/2035	6,100	6,483
	Export-Import Bank of Korea	2.500%	6/29/2041	9,825	7,168
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	8,587	7,635
[3]	Hydro-Quebec	8.500%	12/1/2029	3,940	4,610
	Inter-American Development Bank	1.500%	1/13/2027	25,000	24,290
	Inter-American Development Bank	4.375%	2/1/2027	24,360	24,549
	Inter-American Development Bank	2.375%	7/7/2027	28,500	27,871
	Inter-American Development Bank	0.625%	9/16/2027	33,700	31,775
	Inter-American Development Bank	4.000%	1/12/2028	54,600	54,981
	Inter-American Development Bank	1.125%	7/20/2028	21,100	19,683
	Inter-American Development Bank	3.125%	9/18/2028	25,000	24,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	4.125%	2/15/2029	79,000	80,078
	Inter-American Development Bank	2.250%	6/18/2029	23,200	22,033
	Inter-American Development Bank	4.500%	2/15/2030	45,740	47,110
	Inter-American Development Bank	3.750%	6/14/2030	9,600	9,590
[3]	Inter-American Development Bank	1.125%	1/13/2031	70,825	61,725
[3]	Inter-American Development Bank	3.625%	9/17/2031	35,825	35,286
[3]	Inter-American Development Bank	3.500%	4/12/2033	24,100	23,264
[3]	Inter-American Development Bank	4.500%	9/13/2033	31,025	31,916
	Inter-American Development Bank	4.375%	7/17/2034	23,570	24,001
[3]	Inter-American Development Bank	4.375%	7/16/2035	30,358	30,752
[3]	Inter-American Development Bank	3.875%	10/28/2041	350	315
	Inter-American Development Bank	3.200%	8/7/2042	6,901	5,657
	Inter-American Development Bank	4.375%	1/24/2044	4,600	4,346
	Inter-American Investment Corp.	3.625%	2/17/2027	2,650	2,642
	Inter-American Investment Corp.	4.125%	2/15/2028	13,000	13,098
	Inter-American Investment Corp.	4.750%	9/19/2028	6,975	7,160
	Inter-American Investment Corp.	4.250%	2/14/2029	10,525	10,667
	Inter-American Investment Corp.	4.250%	4/1/2030	20,750	21,066
[3]	International Bank for Reconstruction & Development	1.875%	10/27/2026	11,316	11,084
	International Bank for Reconstruction & Development	3.125%	6/15/2027	100,000	99,072
[3]	International Bank for Reconstruction & Development	2.500%	11/22/2027	75,000	73,223
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,050	41,419
[3]	International Bank for Reconstruction & Development	1.375%	4/20/2028	22,500	21,256
	International Bank for Reconstruction & Development	3.625%	5/5/2028	26,574	26,553
	International Bank for Reconstruction & Development	3.500%	7/12/2028	53,100	52,860
	International Bank for Reconstruction & Development	4.625%	8/1/2028	47,850	49,071
	International Bank for Reconstruction & Development	1.125%	9/13/2028	24,575	22,843
	International Bank for Reconstruction & Development	3.625%	9/21/2029	56,150	55,947
	International Bank for Reconstruction & Development	3.875%	10/16/2029	31,667	31,835
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	12,680	11,743
	International Bank for Reconstruction & Development	3.875%	2/14/2030	94,425	94,878
	International Bank for Reconstruction & Development	4.125%	3/20/2030	65,125	66,092
	International Bank for Reconstruction & Development	0.875%	5/14/2030	15,000	13,175
	International Bank for Reconstruction & Development	4.000%	7/25/2030	39,375	39,751
	International Bank for Reconstruction & Development	0.750%	8/26/2030	36,870	31,901
	International Bank for Reconstruction & Development	4.000%	1/10/2031	52,100	52,510
	International Bank for Reconstruction & Development	1.250%	2/10/2031	79,765	69,821
	International Bank for Reconstruction & Development	4.500%	4/10/2031	58,900	60,772
	International Bank for Reconstruction & Development	1.625%	11/3/2031	95,000	83,273
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	80,500	83,564
	International Bank for Reconstruction & Development	2.500%	3/29/2032	31,750	29,132
	International Bank for Reconstruction & Development	4.000%	5/6/2032	37,148	37,227
	International Bank for Reconstruction & Development	4.750%	11/14/2033	20,400	21,339
	International Bank for Reconstruction & Development	3.875%	8/28/2034	34,315	33,699
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	2,500	2,609
	International Bank for Reconstruction & Development	4.375%	8/27/2035	64,766	65,633
[3]	International Finance Corp.	4.375%	1/15/2027	52,500	52,874
[3]	International Finance Corp.	4.500%	1/21/2028	13,672	13,919
[3]	International Finance Corp.	4.500%	7/13/2028	11,200	11,441
[3]	International Finance Corp.	4.250%	7/2/2029	30,000	30,549
[3]	International Finance Corp.	3.875%	7/2/2030	19,150	19,240
	International Finance Corp.	0.750%	8/27/2030	8,965	7,755
[10]	Japan Bank for International Cooperation	2.875%	6/1/2027	51,150	50,319
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	12,775	12,551
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	17,400	17,628
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	21,850	21,370
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	7,500	7,658
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	27,150	26,740
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,325	2,393
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	41,719	41,335
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	28,567	26,984
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	7,000	6,502
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	11,150	9,695
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	15,700	15,962
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	19,500	17,461
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	5,800	5,938
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	8,400	8,240
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	30,000	29,665
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	7,825	7,841
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	4,500	4,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	5,657	5,811
[10]	Japan International Cooperation Agency	4.250%	5/22/2030	3,330	3,371
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	4,000	3,479
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	3,700	3,265
[11]	KFW	1.000%	10/1/2026	25,000	24,307
[11]	KFW	4.375%	3/1/2027	64,800	65,370
[11]	KFW	3.000%	5/20/2027	80,330	79,444
[11]	KFW	4.000%	6/28/2027	53,750	54,036
[11]	KFW	3.500%	8/27/2027	17,000	16,946
[11]	KFW	3.750%	2/15/2028	44,000	44,084
[11]	KFW	2.875%	4/3/2028	18,635	18,288
[3,11]	KFW	3.875%	5/15/2028	30,516	30,680
[11]	KFW	3.875%	6/15/2028	45,775	46,028
[11]	KFW	3.500%	8/9/2028	63,449	63,185
[11]	KFW	4.000%	3/15/2029	65,800	66,462
[11]	KFW	1.750%	9/14/2029	7,225	6,709
[11]	KFW	4.625%	3/18/2030	7,798	8,079
[11]	KFW	3.750%	7/15/2030	41,528	41,496
[11]	KFW	0.750%	9/30/2030	34,750	30,005
[11]	KFW	4.750%	10/29/2030	17,200	17,955
[11]	KFW	4.125%	7/15/2033	43,200	43,387
[11]	KFW	4.375%	2/28/2034	17,275	17,630
[11]	KFW	0.000%	4/18/2036	13,280	8,502
[11]	KFW	0.000%	6/29/2037	27,892	16,871
	Korea Development Bank	5.375%	10/23/2026	7,650	7,753
	Korea Development Bank	4.625%	2/15/2027	11,900	12,010
	Korea Development Bank	1.375%	4/25/2027	11,000	10,576
	Korea Development Bank	4.125%	10/16/2027	6,200	6,223
	Korea Development Bank	4.625%	2/3/2028	11,800	11,985
	Korea Development Bank	4.375%	2/15/2028	24,425	24,665
	Korea Development Bank	5.375%	10/23/2028	4,150	4,323
	Korea Development Bank	4.500%	2/15/2029	21,900	22,241
	Korea Development Bank	4.875%	2/3/2030	11,800	12,209
	Korea Development Bank	3.750%	9/16/2030	6,100	6,038
	Korea Development Bank	1.625%	1/19/2031	9,500	8,410
	Korea Development Bank	2.000%	10/25/2031	6,500	5,788
	Korea Development Bank	4.375%	2/15/2033	11,700	11,683
	Korea Development Bank	5.625%	10/23/2033	3,400	3,681
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	23,105	22,540
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	16,450	16,529
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	43,392	44,695
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	21,700	18,871
[6,11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	12,068	11,979
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	12,000	12,747
	Nordic Investment Bank	4.375%	3/14/2028	35,075	35,641
	Nordic Investment Bank	3.750%	8/28/2028	7,428	7,448
	Nordic Investment Bank	4.250%	2/28/2029	14,425	14,672
	Nordic Investment Bank	3.750%	5/9/2030	17,236	17,227
[12]	Oesterreichische Kontrollbank AG	5.000%	10/23/2026	7,800	7,889
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	21,503	21,833
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	15,000	14,974
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	21,200	21,462
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	12,500	12,593
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	8,800	8,904
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	11,785	11,774
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	15,640	16,076
[12]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,505	14,466
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	9,195	9,245
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	26,359	26,677
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	26,520	28,462
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	12,322	14,986
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	16,172	16,920
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	6,029	5,317
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	49,580	46,996
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	28,321	25,820
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	15,200	14,266
	Province of Alberta	3.300%	3/15/2028	14,000	13,839
	Province of Alberta	4.500%	6/26/2029	15,940	16,310
	Province of Alberta	1.300%	7/22/2030	25,282	22,430
	Province of Alberta	4.500%	1/24/2034	13,900	14,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of British Columbia	4.700%	1/24/2028	32,996	33,672
	Province of British Columbia	4.800%	11/15/2028	40,500	41,697
	Province of British Columbia	4.900%	4/24/2029	35,000	36,260
	Province of British Columbia	3.900%	8/27/2030	23,187	23,187
	Province of British Columbia	1.300%	1/29/2031	8,300	7,245
	Province of British Columbia	4.200%	7/6/2033	14,650	14,545
	Province of British Columbia	4.750%	6/12/2034	36,998	37,943
	Province of British Columbia	4.800%	6/11/2035	23,748	24,302
	Province of British Columbia	7.250%	9/1/2036	2,681	3,276
[3]	Province of Manitoba	1.500%	10/25/2028	5,300	4,949
	Province of Manitoba	4.300%	7/27/2033	12,950	12,887
	Province of Manitoba	4.900%	5/31/2034	9,070	9,383
	Province of New Brunswick	3.625%	2/24/2028	5,300	5,269
	Province of Ontario	3.100%	5/19/2027	51,760	51,186
	Province of Ontario	1.050%	5/21/2027	15,896	15,209
	Province of Ontario	4.200%	1/18/2029	24,600	24,922
	Province of Ontario	3.700%	9/17/2029	31,925	31,794
	Province of Ontario	2.000%	10/2/2029	17,000	15,866
	Province of Ontario	4.700%	1/15/2030	28,621	29,569
	Province of Ontario	3.900%	9/4/2030	38,339	38,343
	Province of Ontario	1.125%	10/7/2030	14,200	12,411
	Province of Ontario	1.600%	2/25/2031	9,500	8,419
	Province of Ontario	1.800%	10/14/2031	22,692	19,952
[3]	Province of Ontario	2.125%	1/21/2032	18,224	16,200
	Province of Ontario	5.050%	4/24/2034	20,051	21,046
	Province of Ontario	4.850%	6/11/2035	2,376	2,448
	Province of Quebec	2.750%	4/12/2027	43,050	42,354
	Province of Quebec	3.625%	4/13/2028	14,300	14,249
	Province of Quebec	4.500%	4/3/2029	31,300	32,024
[3]	Province of Quebec	7.500%	9/15/2029	11,407	12,915
	Province of Quebec	1.350%	5/28/2030	14,200	12,679
	Province of Quebec	1.900%	4/21/2031	88,000	78,692
	Province of Quebec	4.500%	9/8/2033	16,350	16,529
	Province of Quebec	4.250%	9/5/2034	17,100	16,913
	Province of Saskatchewan	3.250%	6/8/2027	8,000	7,917
	Province of Saskatchewan	4.650%	1/28/2030	10,956	11,293
[3]	Republic of Chile	2.750%	1/31/2027	16,800	16,497
[3]	Republic of Chile	3.240%	2/6/2028	35,310	34,662
[3]	Republic of Chile	4.850%	1/22/2029	13,900	14,209
[3]	Republic of Chile	2.450%	1/31/2031	1,637	1,484
[3]	Republic of Chile	2.550%	1/27/2032	16,037	14,282
[3]	Republic of Chile	2.550%	7/27/2033	22,853	19,649
[3]	Republic of Chile	3.500%	1/31/2034	20,420	18,709
[3]	Republic of Chile	4.950%	1/5/2036	21,244	21,338
[3]	Republic of Chile	5.650%	1/13/2037	21,000	22,080
[3]	Republic of Chile	3.100%	5/7/2041	50,810	38,883
[3]	Republic of Chile	4.340%	3/7/2042	10,504	9,325
	Republic of Chile	3.860%	6/21/2047	12,200	9,701
[3]	Republic of Chile	3.500%	1/25/2050	28,100	20,533
[3]	Republic of Chile	4.000%	1/31/2052	18,735	14,778
[3]	Republic of Chile	5.330%	1/5/2054	11,826	11,492
[3]	Republic of Chile	3.100%	1/22/2061	23,050	14,330
[3]	Republic of Chile	3.250%	9/21/2071	12,750	7,955
[3]	Republic of Hungary	7.625%	3/29/2041	18,941	22,411
[3]	Republic of Indonesia	4.150%	9/20/2027	1,000	1,001
	Republic of Indonesia	3.500%	1/11/2028	29,900	29,559
[3]	Republic of Indonesia	4.550%	1/11/2028	4,600	4,636
	Republic of Indonesia	4.100%	4/24/2028	7,850	7,850
	Republic of Indonesia	4.750%	2/11/2029	16,150	16,419
[3]	Republic of Indonesia	4.400%	3/10/2029	8,500	8,564
	Republic of Indonesia	3.400%	9/18/2029	7,950	7,742
[3]	Republic of Indonesia	5.250%	1/15/2030	10,525	10,947
	Republic of Indonesia	2.850%	2/14/2030	11,800	11,136
	Republic of Indonesia	3.850%	10/15/2030	17,800	17,441
	Republic of Indonesia	1.850%	3/12/2031	15,800	13,828
[3]	Republic of Indonesia	2.150%	7/28/2031	12,500	11,007
[3]	Republic of Indonesia	3.550%	3/31/2032	16,045	15,126
[3]	Republic of Indonesia	4.650%	9/20/2032	16,775	16,836
[3]	Republic of Indonesia	4.850%	1/11/2033	13,700	13,820
[3]	Republic of Indonesia	4.700%	2/10/2034	7,175	7,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Indonesia	4.750%	9/10/2034	14,304	14,270
[3]	Republic of Indonesia	5.600%	1/15/2035	12,875	13,641
	Republic of Indonesia	4.350%	1/11/2048	21,695	18,753
	Republic of Indonesia	5.350%	2/11/2049	12,750	12,722
	Republic of Indonesia	3.700%	10/30/2049	11,725	8,960
	Republic of Indonesia	3.500%	2/14/2050	7,617	5,594
	Republic of Indonesia	4.200%	10/15/2050	19,100	15,753
	Republic of Indonesia	3.050%	3/12/2051	23,361	15,669
[3]	Republic of Indonesia	4.300%	3/31/2052	8,075	6,677
[3]	Republic of Indonesia	5.450%	9/20/2052	5,500	5,429
[3]	Republic of Indonesia	5.650%	1/11/2053	12,400	12,561
[3]	Republic of Indonesia	5.100%	2/10/2054	8,565	8,184
[3]	Republic of Indonesia	5.150%	9/10/2054	7,500	7,207
[3]	Republic of Indonesia	3.200%	9/23/2061	7,700	4,932
	Republic of Indonesia	4.450%	4/15/2070	11,785	9,590
	Republic of Indonesia	3.350%	3/12/2071	7,300	4,775
[3]	Republic of Italy	2.875%	10/17/2029	20,800	19,890
[3]	Republic of Italy	5.375%	6/15/2033	21,495	22,759
[3]	Republic of Italy	4.000%	10/17/2049	21,600	16,168
[3]	Republic of Italy	3.875%	5/6/2051	34,655	24,878
	Republic of Korea	2.750%	1/19/2027	42,176	41,596
	Republic of Korea	2.500%	6/19/2029	10,500	9,999
	Republic of Korea	4.500%	7/3/2029	18,300	18,688
	Republic of Korea	1.000%	9/16/2030	7,500	6,542
	Republic of Korea	1.750%	10/15/2031	6,750	5,945
	Republic of Korea	4.125%	6/10/2044	8,711	7,807
	Republic of Korea	3.875%	9/20/2048	5,693	4,827
	Republic of Panama	8.875%	9/30/2027	7,896	8,562
[3]	Republic of Panama	3.875%	3/17/2028	14,290	14,076
	Republic of Panama	9.375%	4/1/2029	5,080	5,791
[3]	Republic of Panama	3.160%	1/23/2030	18,300	17,039
[3]	Republic of Panama	7.500%	3/1/2031	12,000	13,215
[3]	Republic of Panama	2.252%	9/29/2032	52,275	42,449
[3]	Republic of Panama	6.400%	2/14/2035	36,539	37,873
[3]	Republic of Panama	6.700%	1/26/2036	18,563	19,618
[3]	Republic of Panama	8.000%	3/1/2038	14,420	16,452
[3]	Republic of Panama	4.500%	5/15/2047	13,643	10,540
[3]	Republic of Panama	4.500%	4/16/2050	29,718	22,430
[3]	Republic of Panama	4.300%	4/29/2053	14,050	10,298
[3]	Republic of Panama	6.853%	3/28/2054	15,700	15,971
[3]	Republic of Panama	4.500%	4/1/2056	32,156	23,554
[3]	Republic of Panama	7.875%	3/1/2057	3,365	3,796
[3]	Republic of Panama	3.870%	7/23/2060	41,521	26,783
[3]	Republic of Panama	4.500%	1/19/2063	17,700	12,869
	Republic of Peru	2.844%	6/20/2030	2,525	2,371
[3]	Republic of Peru	2.783%	1/23/2031	28,456	26,268
[3]	Republic of Peru	1.862%	12/1/2032	12,100	9,999
	Republic of Peru	8.750%	11/21/2033	27,193	34,206
[3]	Republic of Peru	3.000%	1/15/2034	27,900	24,225
[3]	Republic of Peru	5.375%	2/8/2035	13,975	14,248
[3]	Republic of Peru	5.500%	3/30/2036	23,492	23,963
[3]	Republic of Peru	6.550%	3/14/2037	8,180	9,089
[3]	Republic of Peru	3.300%	3/11/2041	14,800	11,514
	Republic of Peru	5.625%	11/18/2050	28,433	28,037
[3]	Republic of Peru	3.550%	3/10/2051	20,050	14,345
[3]	Republic of Peru	5.875%	8/8/2054	20,500	20,598
[3]	Republic of Peru	6.200%	6/30/2055	25,968	27,067
[3]	Republic of Peru	2.780%	12/1/2060	19,250	10,790
[3]	Republic of Peru	3.600%	1/15/2072	11,675	7,449
[3]	Republic of Peru	3.230%	7/28/2121	14,925	8,371
[3]	Republic of Poland	5.500%	11/16/2027	16,957	17,509
[3]	Republic of Poland	4.625%	3/18/2029	18,900	19,224
[3]	Republic of Poland	4.875%	2/12/2030	35,000	36,006
[3]	Republic of Poland	5.750%	11/16/2032	20,600	22,012
[3]	Republic of Poland	4.875%	10/4/2033	29,800	30,126
[3]	Republic of Poland	5.125%	9/18/2034	34,200	34,902
[3]	Republic of Poland	5.375%	2/12/2035	32,100	33,263
[3]	Republic of Poland	5.500%	4/4/2053	28,025	27,037
[3]	Republic of Poland	5.500%	3/18/2054	41,180	39,724
	Republic of the Philippines	3.229%	3/29/2027	5,200	5,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	5.170%	10/13/2027	5,200	5,305
	Republic of the Philippines	3.000%	2/1/2028	46,550	45,408
	Republic of the Philippines	4.625%	7/17/2028	1,600	1,624
	Republic of the Philippines	3.750%	1/14/2029	26,296	25,933
	Republic of the Philippines	9.500%	2/2/2030	14,800	17,838
	Republic of the Philippines	4.375%	3/5/2030	11,000	11,135
	Republic of the Philippines	2.457%	5/5/2030	11,800	10,969
	Republic of the Philippines	7.750%	1/14/2031	20,128	23,454
	Republic of the Philippines	1.648%	6/10/2031	14,484	12,604
	Republic of the Philippines	1.950%	1/6/2032	9,075	7,863
	Republic of the Philippines	6.375%	1/15/2032	11,504	12,744
	Republic of the Philippines	3.556%	9/29/2032	8,500	8,073
	Republic of the Philippines	5.609%	4/13/2033	8,700	9,315
	Republic of the Philippines	5.000%	7/17/2033	14,050	14,500
	Republic of the Philippines	5.250%	5/14/2034	11,500	12,011
	Republic of the Philippines	6.375%	10/23/2034	21,140	23,814
	Republic of the Philippines	5.500%	2/4/2035	14,625	15,541
	Republic of the Philippines	4.750%	3/5/2035	13,040	13,126
	Republic of the Philippines	5.000%	1/13/2037	16,812	17,047
	Republic of the Philippines	3.950%	1/20/2040	22,190	19,870
	Republic of the Philippines	3.700%	3/1/2041	22,808	19,408
	Republic of the Philippines	3.700%	2/2/2042	21,838	18,259
	Republic of the Philippines	2.950%	5/5/2045	17,461	12,497
	Republic of the Philippines	2.650%	12/10/2045	17,528	11,818
	Republic of the Philippines	3.200%	7/6/2046	25,825	18,863
	Republic of the Philippines	4.200%	3/29/2047	10,504	8,961
	Republic of the Philippines	5.950%	10/13/2047	10,000	10,748
	Republic of the Philippines	5.500%	1/17/2048	14,000	14,301
	Republic of the Philippines	5.600%	5/14/2049	11,000	11,263
	Republic of the Philippines	5.175%	9/5/2049	12,600	12,177
	Republic of the Philippines	5.900%	2/4/2050	11,700	12,441
[3]	State of Israel	3.250%	1/17/2028	6,795	6,632
[3]	State of Israel	5.375%	3/12/2029	28,680	29,440
[3]	State of Israel	2.500%	1/15/2030	9,125	8,406
[3]	State of Israel	5.375%	2/19/2030	34,500	35,547
[3]	State of Israel	2.750%	7/3/2030	19,627	18,087
[3]	State of Israel	4.500%	1/17/2033	29,375	28,560
[3]	State of Israel	5.500%	3/12/2034	41,300	42,373
[3]	State of Israel	5.625%	2/19/2035	26,200	27,056
[3]	State of Israel	4.500%	1/30/2043	19,730	17,147
[3]	State of Israel	4.125%	1/17/2048	10,725	8,318
[3]	State of Israel	3.375%	1/15/2050	25,525	16,952
[3]	State of Israel	3.875%	7/3/2050	22,032	15,830
[3]	State of Israel	5.750%	3/12/2054	31,050	29,389
[3]	State of Israel	4.500%	4/3/2120	11,950	8,668
[3]	Svensk Exportkredit AB	2.250%	3/22/2027	10,900	10,654
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	27,070	27,121
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	17,600	17,607
	Svensk Exportkredit AB	3.750%	5/8/2028	3,720	3,721
	Svensk Exportkredit AB	4.125%	6/14/2028	13,250	13,379
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	27,400	27,780
	Svensk Exportkredit AB	3.750%	7/29/2030	8,786	8,753
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	12,380	12,940
	United Mexican States	4.150%	3/28/2027	5,855	5,840
	United Mexican States	3.750%	1/11/2028	27,600	27,315
[3]	United Mexican States	5.400%	2/9/2028	10,150	10,394
	United Mexican States	4.500%	4/22/2029	22,150	22,231
[3]	United Mexican States	5.000%	5/7/2029	10,000	10,185
[3]	United Mexican States	3.250%	4/16/2030	14,900	14,081
[3]	United Mexican States	6.000%	5/13/2030	20,180	21,256
[3]	United Mexican States	4.750%	3/22/2031	23,600	23,445
[3]	United Mexican States	2.659%	5/24/2031	34,800	31,035
[3]	United Mexican States	8.300%	8/15/2031	11,390	13,677
[3]	United Mexican States	4.750%	4/27/2032	24,575	24,061
[3]	United Mexican States	5.850%	7/2/2032	49,886	51,623
[3]	United Mexican States	5.375%	3/22/2033	47,867	47,854
[3]	United Mexican States	7.500%	4/8/2033	9,200	10,483
[3]	United Mexican States	4.875%	5/19/2033	21,850	21,168
[3]	United Mexican States	3.500%	2/12/2034	50,369	43,771
[3]	United Mexican States	6.750%	9/27/2034	20,864	22,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Mexican States	6.350%	2/9/2035	32,700	34,552
[3]	United Mexican States	5.625%	9/22/2035	30,500	30,374
[3]	United Mexican States	6.000%	5/7/2036	53,750	55,141
[3]	United Mexican States	6.875%	5/13/2037	63,744	68,871
[3]	United Mexican States	6.625%	1/29/2038	27,888	29,371
	United Mexican States	6.050%	1/11/2040	29,032	29,275
[3]	United Mexican States	4.280%	8/14/2041	36,896	30,011
[3]	United Mexican States	4.750%	3/8/2044	42,333	35,323
	United Mexican States	5.550%	1/21/2045	24,325	22,758
	United Mexican States	4.600%	1/23/2046	26,191	21,042
	United Mexican States	4.350%	1/15/2047	15,643	12,100
	United Mexican States	4.600%	2/10/2048	17,396	13,784
[3]	United Mexican States	4.500%	1/31/2050	23,200	17,943
[3]	United Mexican States	5.000%	4/27/2051	27,890	22,948
[3]	United Mexican States	4.400%	2/12/2052	28,525	21,353
[3]	United Mexican States	6.338%	5/4/2053	33,040	32,195
[3]	United Mexican States	6.400%	5/7/2054	29,745	29,108
[3]	United Mexican States	7.375%	5/13/2055	28,044	30,907
[3]	United Mexican States	3.771%	5/24/2061	47,100	29,803
[3]	United Mexican States	5.750%	10/12/2110	24,333	20,854
Total Sovereign Bonds (Cost $11,344,460)					11,062,025
Taxable Municipal Bonds (0.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,170	962
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,105	2,403
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	3,625	4,356
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	10,275	13,194
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	2,135	2,412
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	17,518	18,514
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	5,025	5,773
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	7,390	8,429
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	5,425	3,655
	Broward County FL Airport System Revenue	3.477%	10/1/2043	375	321
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,435	2,467
	California GO	1.700%	2/1/2028	4,125	3,938
	California GO	3.500%	4/1/2028	5,500	5,477
	California GO	5.125%	9/1/2029	5,500	5,770
	California GO	2.500%	10/1/2029	7,630	7,252
	California GO	1.750%	11/1/2030	9,464	8,508
	California GO	5.750%	10/1/2031	7,800	8,469
	California GO	6.000%	3/1/2033	4,200	4,610
	California GO	4.500%	4/1/2033	10,800	10,813
	California GO	7.500%	4/1/2034	23,080	27,080
	California GO	5.150%	9/1/2034	3,500	3,650
	California GO	7.550%	4/1/2039	31,220	38,092
	California GO	7.300%	10/1/2039	19,015	22,246
	California GO	7.350%	11/1/2039	11,730	13,785
	California GO	7.625%	3/1/2040	14,985	18,174
	California GO	7.600%	11/1/2040	20,835	25,624
	California GO	5.875%	10/1/2041	2,300	2,398
	California GO	5.200%	3/1/2043	4,700	4,640
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	800	739
	California State Taxable Various Purpose GO	5.125%	3/1/2038	4,700	4,768
	California State University Systemwide Revenue	3.899%	11/1/2047	4,275	3,617
	California State University Systemwide Revenue	2.897%	11/1/2051	1,550	1,101
	California State University Systemwide Revenue	2.975%	11/1/2051	6,395	4,442
	California State University Systemwide Revenue	2.719%	11/1/2052	3,975	2,678
	California State University Systemwide Revenue	2.939%	11/1/2052	5,620	3,804
	California State University Systemwide Revenue	5.183%	11/1/2053	2,400	2,315
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,660	1,714
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,300	3,689
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	5,135	5,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	8,525	9,531
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	6,655	5,862
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/2040	5,000	5,266
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	10,770	12,033
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	4,974	5,558
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,375	3,789
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5,100	4,729
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	7,450	6,415
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	2,720	2,074
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,075	3,067
	Connecticut GO	5.090%	10/1/2030	800	805
	Connecticut GO	5.850%	3/15/2032	10,205	10,972
	Cook County IL GO	6.229%	11/15/2034	2,695	2,869
	Dallas County TX Hospital District GO	5.621%	8/15/2044	850	857
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,945	3,075
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	3,485	3,341
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,000	3,435
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	3,150	3,551
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	1,500	1,520
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	12,860	11,124
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	5,270	4,308
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	3,575	2,747
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	2,925	2,134
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	9,650	8,477
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	3,750	3,285
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	7,015	7,491
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	9,775	9,412
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	13,700	12,533
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	14,500	15,107
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	5,524	4,443
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,500	1,926
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	8,989	9,851
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,593	7,174
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	5,027	5,656
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	6,700	5,611
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	4,665	4,138
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	2,400	2,042
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	4,500	3,774
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	3,750	2,942
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	3,700	2,896
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	3,295	2,946
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	2,595	2,364
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	7,000	5,188
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	190	191
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	23,720	16,713
	Houston TX GO	6.290%	3/1/2032	7,705	8,207
	Houston TX GO	3.961%	3/1/2047	3,270	2,807
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	1,900	1,336
	Illinois GO	5.100%	6/1/2033	76,461	77,783
	Illinois GO	6.630%	2/1/2035	12,712	13,454
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,220	4,518
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	4,250	3,118
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	3,525	3,531
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/2033	915	919
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	5,930	5,941
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	3,165	2,646
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	4,705	4,657
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,000	2,844
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	2,025	2,133
	Los Angeles CA Community College District GO	6.750%	8/1/2049	5,125	5,763
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	2,800	2,433
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	8,500	9,055
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	3,265	3,475
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	3,395	4,060
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	2,600	2,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	3,250	3,308
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	7,725	7,706
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,100	4,253
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	5,180	5,109
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	9,065	8,793
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	13,100	13,533
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,610	2,649
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,398	3,292
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	2,625	2,045
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	2,875	1,968
	Massachusetts GO	5.456%	12/1/2039	6,745	6,910
	Massachusetts GO	2.900%	9/1/2049	5,495	3,800
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,180	3,331
	Massachusetts SO Revenue	4.110%	7/15/2031	1,810	1,812
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	3,750	3,931
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	3,440	3,705
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	930	858
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	4,625	5,577
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,155	5,652
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/2055	5,500	5,690
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	6,415	4,960
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	9,550	8,707
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,105	5,150
	Michigan State University Revenue	4.496%	8/15/2048	2,025	1,841
	Michigan State University Revenue	4.165%	8/15/2122	5,300	3,918
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	3,300	2,513
	Mississippi GO	5.245%	11/1/2034	3,220	3,315
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	5,730	4,151
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	3,500	2,637
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,600	2,522
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	10,800	11,354
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	4,285	4,756
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	17,067	20,611
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	19,751	22,881
	New York City NY GO	4.610%	9/1/2037	8,150	8,014
	New York City NY GO	5.517%	10/1/2037	3,525	3,616
	New York City NY GO	6.271%	12/1/2037	6,525	7,048
	New York City NY GO	5.264%	10/1/2044	7,000	6,896
	New York City NY GO	5.094%	10/1/2049	7,750	7,408
	New York City NY GO	5.263%	10/1/2052	3,250	3,156
	New York City NY GO	5.828%	10/1/2053	7,700	8,061
	New York City NY GO	5.114%	10/1/2054	5,000	4,778
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	5,625	5,751
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	795	809
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	1,000	1,042
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	350	367
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	5,935	5,932
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	13,105	13,594
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	9,215	10,100
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	375	416
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	995	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	9,345	9,922
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	2,705	2,808
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	3,170	3,266
	New York State Thruway Authority General Revenue	2.900%	1/1/2035	3,945	3,525
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	585	580
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	2,455	2,401
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	5,485	5,672
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,215	11,378
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	2,945	2,934
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	5,481	4,669
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	4,075	3,029
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	3,039	2,991
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	12,240	11,665
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,485	4,287
	Oregon GO	5.892%	6/1/2027	5,480	5,607
[14]	Oregon School Boards Association GO	5.528%	6/30/2028	196	200
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	7,675	7,782
	Pennsylvania State University Revenue	2.790%	9/1/2043	5,175	3,968
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,190	3,514
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	3,720	3,703
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,060	2,227
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	14,510	15,464
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	4,900	5,222
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	5,870	5,639
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	3,370	3,361
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	1,800	1,490
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	10,000	7,251
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	2,555	2,399
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	2,300	2,212
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/2057	1,000	829
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	3,900	2,555
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	29,910	25,527
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	7,385	6,729
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	4,300	2,787
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/2036	105	92
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	3,275	2,513
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	2,050	2,095
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,820	3,339
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	700	662
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	2,900	3,021
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,050	860
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,395	2,998
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	4,270	3,542
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,400	7,228
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,000	2,447
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,235	3,178
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	1,650	1,751
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	7,000	7,270
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	1,410	1,329
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,170	3,244
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	6,160	6,433
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,000	5,073
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,795	6,536
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	3,600	3,353
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	7,000	7,522
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	3,448	3,515
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	900	740
	Texas GO	5.517%	4/1/2039	11,570	12,023
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	19,044	19,621
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	19,715	20,083
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	13,225	10,616
	Texas Transportation Commission GO	4.681%	4/1/2040	2,145	2,059
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	12,620	12,879
[14]	Tucson City AZ COP	2.856%	7/1/2047	3,330	2,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	1,525	1,629
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	4,050	4,007
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	19,050	20,540
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	4,535	4,891
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,505	996
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	8,290	7,165
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	11,100	7,124
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,275	2,108
	University of California Revenue	1.316%	5/15/2027	7,550	7,273
	University of California Revenue	1.614%	5/15/2030	5,830	5,275
	University of California Revenue	3.071%	5/15/2051	5,900	3,944
	University of California Revenue	4.858%	5/15/2112	12,189	10,342
	University of California Revenue	4.767%	5/15/2115	4,925	4,100
	University of Michigan Revenue	2.437%	4/1/2040	9,978	7,530
	University of Michigan Revenue	3.599%	4/1/2047	4,120	3,487
	University of Michigan Revenue	2.562%	4/1/2050	2,550	1,619
	University of Michigan Revenue	3.504%	4/1/2052	3,950	2,976
	University of Michigan Revenue	3.504%	4/1/2052	5,300	3,994
	University of Michigan Revenue	4.454%	4/1/2122	12,600	10,156
	University of Minnesota Revenue	4.048%	4/1/2052	1,416	1,157
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	3,660	2,656
[15]	University of Oregon Revenue	3.424%	3/1/2060	5,270	3,738
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	8,965	5,832
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,200	2,097
	University of Texas Financing System Revenue	3.354%	8/15/2047	2,575	1,962
	University of Texas Financing System Revenue	2.439%	8/15/2049	2,375	1,486
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	6,800	5,251
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	4,725	3,482
	University of Virginia Revenue	2.256%	9/1/2050	11,890	7,015
	University of Virginia Revenue	4.179%	9/1/2117	3,565	2,718
	University of Virginia Revenue	3.227%	9/1/2119	2,300	1,354
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	3,050	3,025
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	9,400	8,884
Total Taxable Municipal Bonds (Cost $1,681,931)					1,489,014

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[17]	Vanguard Market Liquidity Fund (Cost $6,191,314)	4.180%	61,915,433	6,191,543
Total Investments (100.9%) (Cost $356,488,588)				341,786,324
Other Assets and Liabilities—Net (-0.9%)				(3,182,407)
Net Assets (100%)				338,603,917
Cost is in $000.
1	Securities with a value of $5,017 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $41,443 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $855,786, representing 0.3% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	1,750,000	1.000	40,139	26
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts securities with a value of $326,000 and cash of $13,348,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2025.
E.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	233,239,120	—	233,239,120
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,547,712	—	6,547,712
Corporate Bonds	—	83,256,910	—	83,256,910
Sovereign Bonds	—	11,062,025	—	11,062,025
Taxable Municipal Bonds	—	1,489,014	—	1,489,014
Temporary Cash Investments	6,191,543	—	—	6,191,543
Total	6,191,543	335,594,781	—	341,786,324

Derivative Financial Instruments
Assets
Swap Contracts[1]	—	26	—	26
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.